UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

One MetLife Plaza

27-01 Queens Plaza North

Long Island City, New York 11101

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 to September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc.

State Street Research Money Market Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Commercial Paper—67.5% of Total Net Assets

Face Amount	Issue	Interest Rate	Maturity Date	Value

	Agricultural Operations—4.6%
$27,000,000	Cargill, Inc. (144A)	1.85%	10/01/04	$27,000,000

	Asset Backed—18.0%
5,500,000	Edison Asset Security (144A)	1.53%	10/01/04	5,500,000
11,000,000	Windmill Funding Corp. (144A)	1.61%	10/05/04	10,998,032
11,000,000	New Center Asset Trust	1.56%	10/07/04	10,997,158
7,000,000	Windmill Funding Corp. (144A)	1.55%	10/13/04	6,996,407
11,000,000	FCAR Owner Trust	1.59%	10/15/04	10,993,241
11,000,000	Preferred Receivables Funding Corp. (144A)	1.78%	10/20/04	10,989,666
11,000,000	Ciesco, L.P. (144A)	1.71%	11/03/04	10,982,859
5,600,000	Preferred Receivables Funding Corp. (144A)	1.73%	11/29/04	5,584,214
5,500,000	Edison Asset Security (144A)	1.59%	12/01/04	5,485,275
11,000,000	Edison Asset Security (144A)	1.80%	12/06/04	10,963,902
9,600,000	Windmill Funding Corp. (144A)	1.86%	12/15/04	9,563,000
6,300,000	FCAR Owner Trust	2.01%	03/02/05	6,247,066

				105,300,820

	Building & Construction—1.9%
11,000,000	Sheffield Receivables Corp. (144A)	1.63%	10/05/04	10,998,008

	Computers & Business Equipment—3.9%
22,504,000	International Business Machines Corp.	1.83%	10/01/04	22,504,000

	Finance & Banking—6.0%
14,000,000	Bank of America Corp.	1.61%	10/26/04	13,984,445
10,000,000	Toyota Motor Credit Co.	1.56%	11/02/04	9,986,222
11,000,000	Bank of America Corp.	1.71%	11/29/04	10,969,353

				34,940,020

	Financial Services—10.2%
27,000,000	Clipper Receivables Corp. (144A)	1.85%	10/01/04	27,000,000
5,000,000	Caterpillar Financial Services Corp. (144A)	1.46%	11/09/04	4,992,146
5,000,000	Caterpillar Financial Services Corp. (144A)	1.46%	11/15/04	4,990,938
6,039,000	General Electric Capital Corp.	1.71%	12/01/04	6,021,604
11,000,000	General Electric Capital Corp.	1.74%	12/03/04	10,966,697
5,500,000	General Electric Capital Corp.	1.81%	12/15/04	5,479,375

				59,450,760

Face Amount	Issue	Interest Rate	Maturity Date	Value

	Food & Beverages—1.7%
$10,000,000	Archer Daniels Midland Co. (144A)	1.49%	10/04/04	$9,998,767

	Foreign Government—1.0%
6,000,000	Government of Quebec (144A)	1.48%	01/11/05	5,975,180

	Investment Brokerage—8.6%
22,571,000	Morgan Stanley	1.78%	10/13/04	22,557,608
5,500,000	The Goldman Sachs Group, Inc. (144A) (d)	1.64%	10/29/04	5,500,000
11,000,000	The Goldman Sachs Group, Inc.	1.63%	11/15/04	10,977,725
11,000,000	The Goldman Sachs Group, Inc.	1.65%	11/23/04	10,973,441

				50,008,774

	Leisure—3.0%
11,000,000	Park Avenue Recreation Corp. (144A)	1.60%	10/01/04	11,000,000
6,500,000	Park Avenue Recreation Corp. (144A)	1.68%	10/06/04	6,498,483

				17,498,483

	Yankee—8.6%
5,500,000	Toronto Dominion Holdings	1.53%	10/06/04	5,498,839
11,000,000	Household Finance Corp.	1.71%	11/24/04	10,971,950
13,000,000	UBS Finance, Inc.	1.09%	12/13/04	12,971,266
11,000,000	Household Finance Corp.	1.95%	01/26/05	10,930,645
10,000,000	Canadian Imperial Holding, Inc.	2.09%	03/29/05	9,897,075

				50,269,775

	Total Commercial Paper (Cost : $393,944,587)			393,944,587

Federal Agencies—8.3%
7,000,000	Federal National Mortgage Association	1.38%	02/18/05	7,000,000
5,500,000	Federal Home Loan Bank	1.27%	03/15/05	5,499,875
5,000,000	Federal Home Loan Bank	1.40%	03/29/05	5,000,000
5,000,000	Federal Home Loan Bank	1.40%	04/01/05	4,999,293
5,500,000	Federal Home Loan Bank	1.35%	04/15/05	5,500,000
6,500,000	Federal National Mortgage Association	1.40%	05/03/05	6,500,000
7,000,000	Federal National Mortgage Association	1.55%	05/04/05	7,000,000
7,000,000	Federal National Mortgage Association	1.60%	05/13/05	7,000,000

	Total Federal Agencies (Cost : $48,499,168)			48,499,168

See accompanying notes to schedule of investments.

MSF-1

Metropolitan Series Fund, Inc.

State Street Research Money Market Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Medium Term Notes—14.7%

Yankee Certificate of Deposit—4.3%

Face Amount	Issue	Interest Rate	Maturity Date	Value

	Asset Backed—0.6%
$3,749,359	John Deere Owner Trust	1.14%	05/13/05	$3,749,359

	Financial Services—7.8%
7,500,000	American Express Credit Corp. (d)	1.84%	10/12/04	7,507,013
13,300,000	International Lease Finance Corp. (d)	2.84%	10/13/04	13,347,010
17,500,000	American Express Credit Corp. (d)	1.91%	10/18/04	17,513,458
7,000,000	Caterpillar Financial Services Corp. (d)	1.94%	10/26/04	7,011,941

				45,379,422

	Investment Brokerage—2.9%
17,000,000	JPMorgan Chase & Co. (d)	1.99%	11/24/04	17,019,132

	Media—2.2%
12,600,000	Gannett Co., Inc.	4.95%	04/01/05	12,775,086

	Retail—1.2%
7,000,000	Wal-Mart Stores, Inc. (d)	1.70%	11/22/04	7,000,852

	Total Medium Term Notes (Cost : $85,923,851)			85,923,851

Face Amount	Issue	Interest Rate	Maturity Date	Value

$10,000,000	Canadian Imperial Holding, Inc.	1.20%	10/22/04	$10,000,000
15,200,000	Toronto Dominion Bank/New York	1.68%	11/24/04	15,200,000

	Total Yankee Certificate of Deposit (Cost : $25,200,000)			25,200,000

	Total Investments—94.8% (Cost $553,567,606) (a)			553,567,606
	Other assets less liabilities—5.2%			30,396,650

	Total Net Assets—100.0%			$583,964,256

See accompanying notes to schedule of investments.

MSF-2

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—98.2% of Total Net Assets

Face Amount		Value

	Aerospace & Defense—0.3%
$700,000	Lockheed Martin Corp. 8.200%, 12/01/09	$833,328
900,000	Lockheed Martin Corp. 7.375%, 04/15/13	1,057,370
233,000	Raytheon Co. 6.750%, 08/15/07	253,583
460,000	The Boeing Co. 7.250%, 06/15/25	538,520
200,000	United Technologies Corp. 7.500%, 09/15/29	250,123

		2,932,924

	Airlines—0.1%
750,000	Southwest Airlines Co. 6.500%, 03/01/12 (c)	810,222

	Aluminum—0.2%
300,000	Alcoa, Inc. 6.500%, 06/01/11	337,487
400,000	Alcoa, Inc. 6.000%, 01/15/12 (c)	438,169
1,000,000	Alcoa, Inc. 5.375%, 01/15/13 (c)	1,051,339

		1,826,995

	Asset Backed—1.5%
1,500,000	BMW Vehicle Owner Trust 3.320%, 02/25/09	1,504,858
190,000	California Infrastructure-Pacific Gas & Electric Co. 6.480%, 12/26/09	205,270
3,000,000	Capital One Master Trust 4.900%, 03/15/10	3,131,879
365,066	CenterPoint Energy Transition Bond Co., L.L.C. 3.840%, 09/15/07	368,525
500,000	CenterPoint Energy Transition Bond Co., L.L.C. 5.160%, 09/15/11	525,773
500,000	Centex Home Equity Loan Trust 3.750%, 12/25/31	498,728
257,846	Chase Funding Mortgage Loan 6.550%, 03/25/13	267,263
2,000,000	Chase Funding Mortgage Loan 4.585%, 05/25/15	2,005,273
500,000	Chase Funding Mortgage Loan 3.303%, 11/25/29	493,293
500,000	Chase Manhattan Auto Owner Trust 1.520%, 05/15/07 (d)	497,039
125,000	Chemical Master Credit Card Trust I 5.980%, 09/15/08	129,232
1,000,000	Citibank Credit Card Issuance Trust 4.100%, 12/07/06	1,004,091
190,000	Citibank Credit Card Issuance Trust 7.450%, 09/15/07	198,451
600,000	Citibank Credit Card Master Trust I 6.100%, 05/15/08	631,256
234,778	DaimlerChrysler Auto Trust 3.850%, 04/06/06	235,295
435,000	Detroit Edison Co. 6.190%, 03/01/13	481,438
47,923	PP&L Transition Bond, L.L.C. 6.830%, 03/25/07	48,632
200,000	Standard Credit Card Master Trust I 7.250%, 04/07/08	213,285
759,701	WFS Financial Owner Trust 5.180%, 03/20/09	771,070

		13,210,651

Face Amount		Value

	Automobiles—0.8%
$2,600,000	DaimlerChrylser North America Holdings Corp. 7.750%, 01/18/11 (c)	$3,023,332
600,000	DaimlerChrysler North America Holdings Corp. 6.400%, 05/15/06 (c)	631,859
350,000	DaimlerChrysler North America Holdings Corp. 8.000%, 06/15/10	409,986
300,000	Delphi Automotive Systems Corp. 7.125%, 05/01/29 (c)	299,463
400,000	Ford Motor Co. 7.250%, 10/01/08	436,453
250,000	Ford Motor Co. 6.500%, 08/01/18 (c)	248,367
500,000	Ford Motor Co. 6.375%, 02/01/29	438,955
1,632,000	General Motors Corp. 6.750%, 05/01/28 (c)	1,524,676

		7,013,091

	Banks—1.4%
230,000	ABN-AMRO Bank NV (New York Branch) 7.750%, 05/15/23	275,045
500,000	ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	568,789
500,000	Bank of America Corp. 5.250%, 02/01/07	524,123
150,000	Bank of America Corp. 7.800%, 02/15/10	176,162
1,000,000	Bank of America Corp. 4.750%, 08/15/13 (c)	996,989
1,000,000	Bank of America Corp. 5.125%, 11/15/14 (c)	1,016,827
500,000	Bank One Illinois NA 5.500%, 03/26/07	527,779
1,500,000	Bank One Corp. 7.600%, 05/01/07	1,661,196
800,000	Bank One Texas NA 6.250%, 02/15/08	867,431
500,000	Fleet National Bank 5.750%, 01/15/09	538,364
1,000,000	MBNA America Bank National 7.125%, 11/15/12	1,139,541
500,000	SunTrust Bank (Atlanta) 7.250%, 09/15/06	540,270
300,000	Wells Fargo & Co. 5.900%, 05/21/06	314,939
500,000	Wells Fargo & Co. 5.125%, 02/15/07	523,563
500,000	Wells Fargo & Co. 5.125%, 09/01/12 (c)	518,870
2,000,000	Wells Fargo & Co. 5.000%, 11/15/14	2,030,254

		12,220,142

	Building & Construction—0.1%
250,000	Caterpillar, Inc. 7.250%, 09/15/09	287,487
500,000	Centex Corp. 7.500%, 01/15/12	577,125

		864,612

	Chemicals—0.4%
2,000,000	Chevron Phillips Chemical Co., L.L.C. 5.375%, 06/15/07	2,096,472
300,000	E. I. du Pont de Nemours 6.875%, 10/15/09	341,307
500,000	Praxair, Inc. 6.625%, 10/15/07	544,981
300,000	Rohm & Haas Co. 7.400%, 07/15/09	344,693

		3,327,453

	Collateralized Mortgage Obligations—2.9%
800,000	Bear Stearns Commercial Mortgage Securities, Inc. 7.080%, 07/15/31	901,549
200,000	Bear Stearns Commercial Mortgage Securities, Inc. 7.780%, 02/15/32	232,767
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc. 8.133%, 02/15/32 (d)	1,174,480

See accompanying notes to schedule of investments.

MSF-3

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$500,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.610%, 11/15/33	$536,207
500,000	Bear Stearns Commercial Mortgage Securities, Inc. 6.480%, 02/15/35	558,292
250,000	Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	273,100
500,000	First Union Commercial Mortgage Trust 6.070%, 10/15/35	540,004
450,000	First Union Lehman Brothers Commercial Mortgage Trust 6.560%, 11/18/35	490,069
1,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp. 6.044%, 11/15/35	1,075,567
1,394,655	J.P. Morgan Chase Commercial Mortgage Securities Corp. 4.275%, 01/12/37	1,407,552
4,763,378	J.P. Morgan Chase Commercial Mortgage Securities Corp. 3.972%, 03/12/39	4,757,912
1,650,000	LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27	1,644,176
2,000,000	LB-UBS Commercial Mortgage Trust 6.653%, 11/15/27	2,256,255
500,000	LB-UBS Commercial Mortgage Trust 6.462%, 03/15/31	560,368
250,000	Lehman Brothers Commercial Conduit Mortgage Trust 6.210%, 10/15/35	271,477
1,000,000	Morgan Stanley Capital I, Inc. 6.550%, 03/15/30	1,079,341
1,000,000	Morgan Stanley Capital I, Inc. 6.540%, 07/15/30	1,089,014
700,000	Morgan Stanley Dean Witter Capital I Trust 7.200%, 10/15/33	800,914
500,000	Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	513,628
1,000,000	Salomon Brothers Commercial Mortgage Trust 6.428%, 12/18/35	1,108,199
500,000	Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	509,148
400,000	Structured Asset Securities Corp. 6.950%, 10/12/34	432,203
1,000,000	Trizechahn Office Properties Trust (144A) 6.211%, 03/15/13	1,081,618
1,445,000	Wachovia Bank Commercial Mortgage Trust 6.287%, 04/15/34	1,602,906

		24,896,746

	Computers & Business Equipment—0.2%
1,000,000	International Business Machines Corp. 7.500%, 06/15/13	1,196,378
425,000	International Business Machines Corp. 8.375%, 11/01/19	557,356

		1,753,734

	Conglomerates—0.2%
930,000	General Electric Co. 5.000%, 02/01/13 (c)	955,366
300,000	Honeywell International, Inc. 7.500%, 03/01/10	349,340

		1,304,706

Face Amount		Value

	Cosmetics & Personal Care—0.2%
$400,000	Procter & Gamble Co. 6.600%, 12/15/04	$403,796
850,000	Procter & Gamble Co. 6.875%, 09/15/09	968,143
200,000	Procter & Gamble Co. 6.450%, 01/15/26	225,545

		1,597,484

	Drugs & Health Care—0.6%
300,000	Abbott Laboratories 5.625%, 07/01/06	313,949
400,000	Anthem, Inc. 6.800%, 08/01/12	452,488
500,000	Bristol-Myers Squibb Co. 4.750%, 10/01/06	516,212
250,000	Johnson & Johnson 6.950%, 09/01/29 (c)	303,906
300,000	Merck & Co., Inc. 5.950%, 12/01/28	314,612
3,000,000	Wyeth 5.500%, 02/01/14	3,045,408

		4,946,575

	Electrical Utilities—1.3%
150,000	Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	163,904
1,000,000	Consolidated Edison Co. of New York, Inc. 7.500%, 09/01/10	1,170,592
1,445,000	Dominion Resources, Inc. 7.625%, 07/15/05	1,500,372
500,000	Duke Energy Co. 6.250%, 01/15/12	541,825
300,000	Exelon Generation Co., L.L.C. 6.950%, 06/15/11	337,653
1,081,000	K N Energy, Inc. 6.650%, 03/01/05	1,098,335
226,829	Niagara Mohawk Power Corp. 7.625%, 10/01/05	237,570
950,000	Oncor Electric Delivery Co. 7.000%, 05/01/32	1,085,756
2,600,000	Progress Energy, Inc. 7.100%, 03/01/11	2,935,580
500,000	PSE&G Power, L.L.C. 7.750%, 04/15/11 (c)	582,193
1,000,000	PSE&G Power, L.L.C. 8.625%, 04/15/31	1,283,858
400,000	Virginia Electric & Power Co. 5.375%, 02/01/07	418,483

		11,356,121

	Environmental Control—0.2%
1,265,000	USA Waste Services, Inc. 7.000%, 07/15/28	1,400,016

	Federal Agencies—45.8%
5,000,000	Federal Home Loan Bank 6.500%, 11/15/05	5,224,733
2,500,000	Federal Home Loan Bank 4.125%, 11/15/06	2,558,863
1,500,000	Federal Home Loan Bank 4.250%, 11/13/09	1,520,859
1,000,000	Federal Home Loan Bank 3.875%, 02/12/10	996,420
1,500,000	Federal Home Loan Bank 3.875%, 06/14/13 (c)	1,435,500
500,000	Federal Home Loan Mortgage Corp. 4.500%, 08/01/19	498,685
4,000,000	Federal Home Loan Mortgage Corp. 2.875%, 09/15/05 (c)	4,017,929

See accompanying notes to schedule of investments.

MSF-4

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$3,000,000	Federal Home Loan Mortgage Corp. 1.875%, 02/15/06	$2,972,629
3,000,000	Federal Home Loan Mortgage Corp. 2.375%, 02/15/07 (c)	2,958,974
6,500,000	Federal Home Loan Mortgage Corp. 3.500%, 09/15/07 (c)	6,567,475
2,875,000	Federal Home Loan Mortgage Corp. 7.000%, 03/15/10	3,308,655
87,162	Federal Home Loan Mortgage Corp. 7.000%, 06/01/11	92,304
102,001	Federal Home Loan Mortgage Corp. 7.000%, 12/01/15	108,015
205,500	Federal Home Loan Mortgage Corp. 7.500%, 03/01/16	218,510
217,179	Federal Home Loan Mortgage Corp. 6.000%, 04/01/16	227,693
2,322,637	Federal Home Loan Mortgage Corp. 6.000%, 05/01/17	2,435,346
2,123,603	Federal Home Loan Mortgage Corp. 5.500%, 11/01/17	2,195,035
12,057,122	Federal Home Loan Mortgage Corp. 5.000%, 05/01/18	12,262,415
4,283,765	Federal Home Loan Mortgage Corp. 4.500%, 09/01/18	4,280,570
6,357,763	Federal Home Loan Mortgage Corp. 4.500%, 10/01/18	6,351,843
3,234,539	Federal Home Loan Mortgage Corp. 5.000%, 12/01/18	3,289,613
9,244,251	Federal Home Loan Mortgage Corp. 4.500%, 04/01/19	9,223,177
2,960,974	Federal Home Loan Mortgage Corp. 4.000%, 06/01/19	2,892,118
4,934,478	Federal Home Loan Mortgage Corp. 4.500%, 06/01/19	4,923,322
4,918,566	Federal Home Loan Mortgage Corp. 5.000%, 06/01/19	5,001,222
874,120	Federal Home Loan Mortgage Corp. 4.500%, 08/01/19	871,822
125,886	Federal Home Loan Mortgage Corp. 7.500%, 08/01/24	135,934
38,743	Federal Home Loan Mortgage Corp. 7.500%, 11/01/24	41,836
20,246	Federal Home Loan Mortgage Corp. 7.500%, 10/01/26	21,786
37,773	Federal Home Loan Mortgage Corp. 8.000%, 02/01/27	40,991
121,853	Federal Home Loan Mortgage Corp. 7.500%, 10/01/27	130,796
21,913	Federal Home Loan Mortgage Corp. 7.000%, 12/01/27	23,269
73,471	Federal Home Loan Mortgage Corp. 8.000%, 10/01/28	79,730
210,071	Federal Home Loan Mortgage Corp. 6.000%, 11/01/28	217,118
57,050	Federal Home Loan Mortgage Corp. 7.000%, 11/01/28	60,452

Face Amount		Value

	Federal Agencies—(Continued)
$127,778	Federal Home Loan Mortgage Corp. 6.000%, 12/01/28	$132,065
257,259	Federal Home Loan Mortgage Corp. 6.000%, 02/01/29	265,897
132,046	Federal Home Loan Mortgage Corp. 6.000%, 04/01/29	136,480
49,468	Federal Home Loan Mortgage Corp. 7.000%, 04/01/29	52,411
1,989,980	Federal Home Loan Mortgage Corp. 5.500%, 05/01/29	2,026,723
48,054	Federal Home Loan Mortgage Corp. 6.000%, 05/01/29	49,667
28,333	Federal Home Loan Mortgage Corp. 7.000%, 05/01/29	30,019
74,423	Federal Home Loan Mortgage Corp. 7.000%, 06/01/29	78,851
276,434	Federal Home Loan Mortgage Corp. 7.000%, 07/01/29	292,880
58,429	Federal Home Loan Mortgage Corp. 6.500%, 10/01/29	61,298
198,595	Federal Home Loan Mortgage Corp. 7.500%, 10/01/29	212,849
89,716	Federal Home Loan Mortgage Corp. 6.500%, 02/01/30	94,123
133,017	Federal Home Loan Mortgage Corp. 7.500%, 05/01/30	142,528
572,231	Federal Home Loan Mortgage Corp. 7.000%, 01/01/31	606,230
965,000	Federal Home Loan Mortgage Corp. 6.750%, 03/15/31	1,146,553
71,891	Federal Home Loan Mortgage Corp. 6.000%, 06/01/31	74,305
22,335	Federal Home Loan Mortgage Corp. 6.000%, 07/01/31	23,085
612,978	Federal Home Loan Mortgage Corp. 6.000%, 08/01/31	633,567
219,711	Federal Home Loan Mortgage Corp. 6.500%, 08/01/31	230,393
873,117	Federal Home Loan Mortgage Corp. 6.000%, 09/01/31	902,443
110,637	Federal Home Loan Mortgage Corp. 6.500%, 10/01/31	116,017
486,905	Federal Home Loan Mortgage Corp. 6.500%, 11/01/31	510,579
233,718	Federal Home Loan Mortgage Corp. 7.000%, 12/01/31	247,604
4,637,494	Federal Home Loan Mortgage Corp. 6.500%, 03/01/32	4,863,592
2,360,074	Federal Home Loan Mortgage Corp. 6.000%, 04/01/32	2,439,462
4,671,381	Federal Home Loan Mortgage Corp. 6.500%, 04/01/32	4,899,131
1,000,000	Federal Home Loan Mortgage Corp. 6.250%, 07/15/32 (c)	1,123,086
634,586	Federal Home Loan Mortgage Corp. 6.000%, 11/01/32	655,932

See accompanying notes to schedule of investments.

MSF-5

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$5,986,414	Federal Home Loan Mortgage Corp. 5.000%, 10/01/33	$5,946,638
3,836,817	Federal Home Loan Mortgage Corp. 5.000%, 03/01/34	3,803,658
5,890,322	Federal Home Loan Mortgage Corp. 5.500%, 06/01/34	5,977,126
3,875,310	Federal Home Loan Mortgage Corp. 6.000%, 06/01/34	4,007,589
5,000,000	Federal National Mortgage Association 2.500%, 06/15/06 (c)	4,981,430
5,500,000	Federal National Mortgage Association 4.750%, 01/02/07	5,690,517
21,165,000	Federal National Mortgage Association 2.375%, 02/15/07 (c)	20,870,792
1,490,000	Federal National Mortgage Association 3.250%, 11/15/07 (c)	1,491,539
3,025,000	Federal National Mortgage Association 3.250%, 08/15/08	2,999,469
6,000,000	Federal National Mortgage Association 3.250%, 02/15/09 (c)	5,902,931
3,400,000	Federal National Mortgage Association 6.625%, 11/15/10 (c)	3,867,754
950,000	Federal National Mortgage Association 5.500%, 03/15/11	1,022,347
97,160	Federal National Mortgage Association 7.000%, 04/01/12	102,921
5,200,000	Federal National Mortgage Association 4.375%, 09/15/12 (c)	5,190,810
61,229	Federal National Mortgage Association 6.500%, 01/01/13	64,766
4,160	Federal National Mortgage Association 6.500%, 04/01/13	4,400
181,458	Federal National Mortgage Association 6.500%, 06/01/13	191,939
4,180	Federal National Mortgage Association 6.500%, 07/01/13	4,422
1,436,131	Federal National Mortgage Association 6.000%, 10/01/13	1,506,954
94,106	Federal National Mortgage Association 7.000%, 02/01/14	99,686
325,493	Federal National Mortgage Association 6.000%, 03/01/14	341,368
3,250,000	Federal National Mortgage Association 4.125%, 04/15/14 (c)	3,130,891
46,051	Federal National Mortgage Association 6.000%, 06/01/14	48,297
95,293	Federal National Mortgage Association 6.500%, 06/01/14	100,798
192,907	Federal National Mortgage Association 6.000%, 07/01/14	202,315
61,663	Federal National Mortgage Association 6.000%, 09/01/14	64,670
83,069	Federal National Mortgage Association 7.500%, 08/01/15	88,439
8,027,521	Federal National Mortgage Association 6.500%, 04/01/17	8,491,952

Face Amount		Value

	Federal Agencies—(Continued)

$2,372,265	Federal National Mortgage Association 6.000%, 09/01/17	$2,486,651
2,608,138	Federal National Mortgage Association 5.500%, 11/01/17	2,697,385
1,072,382	Federal National Mortgage Association 5.500%, 02/01/18	1,109,204
7,612,060	Federal National Mortgage Association 4.500%, 07/01/18	7,607,452
2,593,702	Federal National Mortgage Association 5.000%, 01/01/19	2,640,646
2,934,164	Federal National Mortgage Association 4.000%, 04/01/19	2,863,181
1,968,153	Federal National Mortgage Association 4.500%, 05/01/19	1,963,593
257,026	Federal National Mortgage Association 7.000%, 10/01/21	273,203
2,453,692	Federal National Mortgage Association 5.500%, 07/01/23	2,514,609
1,327,612	Federal National Mortgage Association 5.500%, 01/01/24	1,357,490
3,693,781	Federal National Mortgage Association 5.000%, 02/01/24	3,703,955
3,943,163	Federal National Mortgage Association 5.500%, 07/01/24	4,037,257
56,786	Federal National Mortgage Association 7.500%, 09/01/25	60,961
4,892	Federal National Mortgage Association 7.000%, 06/01/26	5,205
65,383	Federal National Mortgage Association 7.500%, 06/01/26	70,110
2,638	Federal National Mortgage Association 8.000%, 10/01/26	2,857
8,682	Federal National Mortgage Association 7.500%, 09/01/27	9,297
3,286	Federal National Mortgage Association 7.500%, 11/01/27	3,519
1,452	Federal National Mortgage Association 7.500%, 12/01/27	1,555
28,453	Federal National Mortgage Association 7.500%, 03/01/28	30,442
1,025,245	Federal National Mortgage Association 6.500%, 05/01/28	1,076,540
137,381	Federal National Mortgage Association 7.000%, 06/01/28	145,552
144,242	Federal National Mortgage Association 6.000%, 08/01/28	149,260
1,327	Federal National Mortgage Association 7.500%, 08/01/28	1,419
28,843	Federal National Mortgage Association 6.000%, 11/01/28	29,846
23,591	Federal National Mortgage Association 6.000%, 12/01/28	24,412
2,204,901	Federal National Mortgage Association 6.500%, 12/01/28	2,315,217
79,984	Federal National Mortgage Association 6.500%, 03/01/29	83,907

See accompanying notes to schedule of investments.

MSF-6

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)

$493,273	Federal National Mortgage Association 6.500%, 04/01/29	$517,469
44,509	Federal National Mortgage Association 6.500%, 05/01/29	46,692
159,170	Federal National Mortgage Association 7.500%, 07/01/29	170,453
14,784	Federal National Mortgage Association 6.500%, 08/01/29	15,510
225,165	Federal National Mortgage Association 7.000%, 09/01/29	238,530
160,192	Federal National Mortgage Association 7.000%, 10/01/29	169,701
57,987	Federal National Mortgage Association 7.500%, 10/01/29	61,998
2,690	Federal National Mortgage Association 8.000%, 11/01/29	2,904
7,745	Federal National Mortgage Association 7.000%, 12/01/29	8,205
490,711	Federal National Mortgage Association 6.500%, 05/01/30	514,781
53,256	Federal National Mortgage Association 8.000%, 05/01/30	57,476
2,675,000	Federal National Mortgage Association 7.250%, 05/15/30	3,352,922
51,197	Federal National Mortgage Association 7.500%, 07/01/30	54,716
62,135	Federal National Mortgage Association 8.000%, 11/01/30	67,059
55,861	Federal National Mortgage Association 8.000%, 01/01/31	60,287
100,656	Federal National Mortgage Association 8.000%, 02/01/31	108,632
430,497	Federal National Mortgage Association 6.000%, 06/01/31	445,465
350,935	Federal National Mortgage Association 6.500%, 09/01/31	367,934
1,724,757	Federal National Mortgage Association 7.000%, 01/01/32	1,826,891
89,554	Federal National Mortgage Association 6.500%, 02/01/32	94,720
248,681	Federal National Mortgage Association 7.000%, 04/01/32	263,368
866,477	Federal National Mortgage Association 6.500%, 06/01/32	908,559
1,277,903	Federal National Mortgage Association 7.000%, 06/01/32	1,353,378
2,444,494	Federal National Mortgage Association 6.000%, 09/01/32	2,529,591
1,602,657	Federal National Mortgage Association 5.500%, 10/01/32	1,627,477
1,038,007	Federal National Mortgage Association 6.000%, 01/01/33	1,074,142
3,873,148	Federal National Mortgage Association 5.500%, 02/01/33	3,930,233
1,763,905	Federal National Mortgage Association 6.000%, 02/01/33	1,825,305

Face Amount		Value

	Federal Agencies—(Continued)
$6,940,986	Federal National Mortgage Association 5.500%, 03/01/33	$7,043,287
3,550,760	Federal National Mortgage Association 6.000%, 03/01/33	3,674,358
3,988,836	Federal National Mortgage Association 6.000%, 04/01/33	4,127,684
13,538,496	Federal National Mortgage Association 5.500%, 05/01/33	13,738,036
5,501,891	Federal National Mortgage Association 6.000%, 05/01/33	5,693,406
3,318,850	Federal National Mortgage Association 5.000%, 07/01/33	3,292,636
1,931,655	Federal National Mortgage Association 4.500%, 08/01/33	1,865,341
4,681,017	Federal National Mortgage Association 5.000%, 08/01/33	4,644,044
8,680,741	Federal National Mortgage Association 5.500%, 08/01/33	8,808,683
3,882,674	Federal National Mortgage Association 5.000%, 09/01/33	3,851,750
3,233,461	Federal National Mortgage Association 6.500%, 09/01/33	3,389,647
3,779,859	Federal National Mortgage Association 4.500%, 10/01/33	3,649,482
13,183,541	Federal National Mortgage Association 5.000%, 10/01/33	13,084,013
1,704,609	Federal National Mortgage Association 5.500%, 10/01/33	1,730,916
2,172,673	Federal National Mortgage Association 6.500%, 10/01/33	2,277,619
12,294,563	Federal National Mortgage Association 5.500%, 12/01/33	12,475,769
6,140,058	Federal National Mortgage Association 5.500%, 02/01/34	6,228,983
3,723,213	Federal National Mortgage Association 5.500%, 03/01/34	3,777,135
2,980,005	Federal National Mortgage Association 4.500%, 04/01/34	2,871,791
10,786,827	Federal National Mortgage Association 5.000%, 04/01/34	10,693,317
2,387,538	Federal National Mortgage Association 5.500%, 04/01/34	2,422,116
3,060,553	Federal National Mortgage Association 5.000%, 05/01/34	3,032,190
4,914,818	Federal National Mortgage Association 6.000%, 05/01/34	5,092,544
3,885,769	Federal National Mortgage Association 5.500%, 06/01/34	3,942,045
300,000	Federal National Mortgage Association 6.210%, 08/06/38	335,038
7,113	Government National Mortgage Association 8.000%, 09/15/16	7,779
24,462	Government National Mortgage Association 6.500%, 05/15/23	25,969
109,506	Government National Mortgage Association 9.000%, 11/15/24	123,448

See accompanying notes to schedule of investments.

MSF-7

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$23,596	Government National Mortgage Association 8.000%, 08/15/26	$25,650
29,946	Government National Mortgage Association 8.000%, 09/15/26	32,553
399,020	Government National Mortgage Association 6.500%, 02/15/27	422,162
505	Government National Mortgage Association 7.000%, 04/15/27	538
33,641	Government National Mortgage Association 8.000%, 04/15/27	36,360
20,735	Government National Mortgage Association 8.000%, 05/15/27	22,411
76,137	Government National Mortgage Association 7.000%, 01/15/28	81,102
43,687	Government National Mortgage Association 7.500%, 02/20/28	46,901
63,212	Government National Mortgage Association 7.000%, 04/15/28	67,335
81,528	Government National Mortgage Association 7.000%, 05/15/28	86,845
76,461	Government National Mortgage Association 7.000%, 06/15/28	81,448
103,451	Government National Mortgage Association 6.500%, 07/15/28	109,209
127,009	Government National Mortgage Association 6.500%, 08/15/28	134,078
69,617	Government National Mortgage Association 7.000%, 10/15/28	74,158
109,530	Government National Mortgage Association 6.500%, 11/15/28	115,626
22,112	Government National Mortgage Association 6.500%, 12/15/28	23,343
81,574	Government National Mortgage Association 6.000%, 01/15/29	84,709
49,623	Government National Mortgage Association 7.000%, 06/15/29	52,849
86,716	Government National Mortgage Association 8.000%, 06/15/29	93,636
54,738	Government National Mortgage Association 6.500%, 07/15/29	57,726
62,237	Government National Mortgage Association 7.500%, 08/15/29	66,950
74,411	Government National Mortgage Association 7.000%, 09/15/29	79,249
86,205	Government National Mortgage Association 7.500%, 04/15/30	92,702
9,437	Government National Mortgage Association 7.000%, 01/15/31	10,046
101,535	Government National Mortgage Association 7.000%, 03/15/31	108,091
411,356	Government National Mortgage Association 6.500%, 06/20/31	432,473
877,803	Government National Mortgage Association 7.000%, 08/15/31	934,477
777,269	Government National Mortgage Association 7.000%, 02/15/32	827,201

Face Amount		Value

	Federal Agencies—(Continued)
$1,001,537	Government National Mortgage Association 6.500%, 07/15/32	$1,055,754
508,766	Government National Mortgage Association 7.000%, 07/15/32	541,450
3,290,927	Government National Mortgage Association 6.000%, 01/15/33	3,415,760
1,000,000	Tennessee Valley Authority 6.000%, 03/15/13	1,109,603

		396,610,371

	Finance & Banking—4.9%
2,750,000	Allstate Corp. 6.125%, 02/15/12	3,024,687
150,000	Allstate Corp. 6.900%, 05/15/38 (c)	171,329
1,000,000	American General Finance Corp. 5.375%, 10/01/12	1,038,411
600,000	Associates Corp. North America 6.250%, 11/01/08	655,734
1,700,000	Associates Corp. North America 6.950%, 11/01/18	1,984,802
500,000	AXA Financial, Inc. 7.750%, 08/01/10	587,735
300,000	Bank of America Corp. 7.400%, 01/15/11	350,360
300,000	Bell Atlantic Financial Services, Inc. 7.600%, 03/15/07 (c)	327,592
750,000	BellSouth Capital Funding Corp. 7.750%, 02/15/10	870,491
173,000	Boeing Capital Corp. 5.650%, 05/15/06 (c)	180,540
151,000	Chase Manhattan Corp. 7.125%, 02/01/07	164,218
350,000	Chubb Corp. 6.000%, 11/15/11	378,319
400,000	CIT Group, Inc. 7.750%, 04/02/12	474,129
2,000,000	Citigroup, Inc. 5.750%, 05/10/06	2,091,491
500,000	Citigroup, Inc. 3.500%, 02/01/08	501,249
750,000	Citigroup, Inc. 6.200%, 03/15/09	823,029
250,000	Citigroup, Inc. 7.250%, 10/01/10	292,795
500,000	Countrywide Funding Corp. 5.625%, 05/15/07	527,290
250,000	Equitable Cos., Inc. 6.500%, 04/01/08	272,586
250,000	FleetBoston Financial Corp. 7.250%, 09/15/05	261,192
500,000	FleetBoston Financial Corp. 4.875%, 12/01/06	518,773
1,200,000	Ford Motor Credit Co. 6.500%, 01/25/07	1,271,148
1,000,000	Ford Motor Credit Co. 7.750%, 02/15/07	1,085,202
1,000,000	Ford Motor Credit Co. 7.375%, 10/28/09	1,096,665
300,000	Ford Motor Credit Co. 7.375%, 02/01/11	326,347
400,000	General Electric Capital Corp. 5.375%, 03/15/07	421,167
1,000,000	General Electric Capital Corp. 6.000%, 06/15/12	1,095,913
1,800,000	General Electric Capital Corp. 5.450%, 01/15/13 (c)	1,906,994
200,000	General Electric Capital Corp. 6.750%, 03/15/32	230,194
100,000	General Electric Capital Corp. 7.500%, 08/21/35	124,462
1,000,000	General Motors Acceptance Corp. 7.500%, 07/15/05	1,037,306

See accompanying notes to schedule of investments.

MSF-8

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)

$1,000,000	General Motors Acceptance Corp. 6.750%, 01/15/06	$1,043,784
600,000	General Motors Acceptance Corp. 6.125%, 02/01/07	630,570
250,000	General Motors Acceptance Corp. 5.850%, 01/14/09	257,959
600,000	General Motors Acceptance Corp. 7.750%, 01/19/10	663,499
300,000	General Motors Acceptance Corp. 7.250%, 03/02/11	322,334
1,500,000	Heller Financial, Inc. 6.375%, 03/15/06	1,577,069
350,000	Heller Financial, Inc. 7.375%, 11/01/09	404,134
350,000	Household Finance Corp. 8.000%, 05/09/05 (c)	361,778
500,000	Household Finance Corp. 5.750%, 01/30/07 (c)	528,632
2,500,000	Household Finance Corp. 4.750%, 05/15/09	2,580,288
300,000	Household Finance Corp. 8.000%, 07/15/10	355,426
100,000	Household Finance Corp. 7.000%, 05/15/12	114,714
500,000	KFW International Finance, Inc. 4.750%, 01/24/07	519,813
1,000,000	KFW International Finance, Inc. 8.000%, 02/15/10	1,201,595
4,250,000	Lehman Brothers Holdings, Inc. 3.600%, 03/13/09 (c)	4,205,970
250,000	Mellon Funding Corp. 6.400%, 05/14/11	277,651
1,000,000	National Rural Utilities Cooperative Finance Corp. 6.200%, 02/01/08	1,080,826
300,000	National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	386,560
500,000	Southern Co. Capital Funding 5.300%, 02/01/07 (c)	521,125
19,906	Vanderbilt Mortgage & Finance, Inc. 6.080%, 12/07/15	20,185
500,000	Wachovia Corp. 4.950%, 11/01/06	519,037
500,000	Washington Mutual, Inc. 5.625%, 01/15/07 (c)	526,654

		42,191,753

	Food & Beverages—1.1%
200,000	Archer-Daniels-Midland Co. 8.875%, 04/15/11	251,392
400,000	Campbell Soup Co. 5.500%, 03/15/07	421,564
300,000	Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	347,628
500,000	ConAgra Foods, Inc. 6.000%, 09/15/06	526,728
300,000	Fred Meye, Inc. 7.450%, 03/01/08	335,548
400,000	General Mills, Inc. 5.125%, 02/15/07	416,984
2,000,000	General Mills, Inc. 6.000%, 02/15/12	2,153,670
2,700,000	Kellogg Co. 6.600%, 04/01/11	3,040,246
900,000	Kraft Foods, Inc. 6.250%, 06/01/12	982,130
300,000	Pepsi Bottling Group, Inc. 7.000%, 03/01/29 (c)	354,172
300,000	Unilever Capital Corp. 7.125%, 11/01/10	347,684

		9,177,746

Face Amount		Value

	Forest Products & Paper—0.2%
$250,000	International Paper Co. 6.875%, 04/15/29 (c)	$269,633
1,000,000	MeadWestvaco Corp. 6.850%, 04/01/12	1,113,780
500,000	Weyerhaeuser Co. 7.375%, 03/15/32	572,654

		1,956,067

	Gas & Oil—0.7%
300,000	Atlantic Richfield Co. 5.900%, 04/15/09	327,038
300,000	Conoco, Inc. 6.950%, 04/15/29	347,466
1,900,000	Devon Financing Corp. 6.875%, 09/30/11 (c)	2,154,741
750,000	Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	836,004
300,000	Occidental Petroleum Corp. 7.375%, 11/15/08	340,267
300,000	Phillips Petroleum Co. 6.375%, 03/30/09	332,012
1,000,000	Southern California Gas Co. 4.800%, 10/01/12	1,018,663
300,000	Transocean Sedco Forex, Inc. 7.500%, 04/15/31 (c)	359,831

		5,716,022

	Industrial Machinery—0.0%
300,000	Deere & Co. 7.850%, 05/15/10	352,806

	Insurance—0.2%
250,000	American General Capital II 8.500%, 07/01/30	335,902
500,000	GE Global Insurance Holding Corp. 7.500%, 06/15/10	575,680
105,000	Hartford Financial Services Group, Inc. 6.375%, 11/01/08	114,817
780,000	Hartford Life, Inc. 7.650%, 06/15/27	952,854

		1,979,253

	Investment Brokerage—1.3%
500,000	Bear Stearns Co., Inc. 5.700%, 01/15/07 (c)	527,929
250,000	Bear Stearns Co., Inc. 7.800%, 08/15/07	279,706
900,000	Bear Stearns Co., Inc. 5.700%, 11/15/14 (c)	948,682
300,000	Donaldson Lufkin & Jenrette 6.500%, 06/01/08	328,828
750,000	Goldman Sachs Group, Inc. 6.650%, 05/15/09	833,977
1,000,000	Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,055,868
2,075,000	Goldman Sachs Group, Inc. 6.125%, 02/15/33	2,084,186
350,000	J.P. Morgan Chase & Co. 5.350%, 03/01/07	367,615
500,000	J.P. Morgan Chase & Co. 5.250%, 05/30/07	525,442
250,000	J.P. Morgan Chase & Co. 6.750%, 02/01/11	281,834
2,000,000	Lehman Brothers Holdings, Inc. 7.750%, 01/15/05	2,030,804
250,000	Merrill Lynch & Co. 6.375%, 10/15/08	273,957
200,000	Merrill Lynch & Co. 6.500%, 07/15/18	222,184

See accompanying notes to schedule of investments.

MSF-9

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Investment Brokerage—(Continued)
$1,150,000	Morgan Stanley 7.250%, 04/01/32	$1,361,762
340,000	Paine Webber Group, Inc. 6.550%, 04/15/08	373,125

		11,495,899

	Leisure—0.1%
500,000	Carnival Corp. 6.150%, 04/15/08	540,152

	Media—1.3%
1,000,000	AOL Time Warner, Inc. 6.150%, 05/01/07	1,065,922
300,000	AOL Time Warner, Inc. 7.625%, 04/15/31	345,354
500,000	Belo Corp. 8.000%, 11/01/08	571,335
1,800,000	CBS, Inc. 7.150%, 05/20/05 (c)	1,852,542
600,000	Clear Channel Communications, Inc. 6.000%, 11/01/06 (c)	629,882
250,000	Comcast Cable Communications 8.375%, 05/01/07	279,520
1,445,000	Comcast Corp. 5.300%, 01/15/14 (c)	1,448,945
250,000	Cox Communications, Inc. 7.750%, 11/01/10	280,219
1,950,000	News America, Inc. 6.550%, 03/15/33 (c)	2,064,980
250,000	The Walt Disney Co. 7.300%, 02/08/05	254,287
1,000,000	The Walt Disney Co. 6.750%, 03/30/06	1,055,731
200,000	The Walt Disney Co. 6.375%, 03/01/12	220,090
250,000	Time Warner Entertainment Co., L.P. 7.250%, 09/01/08 (c)	278,092
418,000	Time Warner, Inc. 9.125%, 01/15/13	523,392

		10,870,291

	Real Estate—0.3%
1,000,000	EOP Operating, L.P. 8.375%, 03/15/06	1,075,546
1,500,000	EOP Operating, L.P. 5.875%, 01/15/13	1,578,552

		2,654,098

	Retail—0.5%
1,000,000	Lowe’s Cos., Inc. 6.875%, 02/15/28	1,149,234
750,000	Safeway, Inc. 6.150%, 03/01/06	782,520
500,000	Wal-Mart Stores, Inc. 6.875%, 08/10/09	567,521
2,075,000	Wal-Mart Stores, Inc. 4.550%, 05/01/13 (c)	2,086,460

		4,585,735

	Telecommunications—1.2%
500,000	Alltel Corp. 6.800%, 05/01/29	541,570
500,000	Alltel Corp. 7.875%, 07/01/32 (c)	612,519
976,000	AT&T Broadband Corp. 8.375%, 03/15/13	1,181,979
500,000	AT&T Wireless Services, Inc. 8.125%, 05/01/12	604,205
300,000	AT&T Wireless Services, Inc. 8.750%, 03/01/31	393,984
250,000	BellSouth Capital Funding Corp. 7.875%, 02/15/30	301,705
100,000	Cingular Wireless, L.L.C. 7.125%, 12/15/31	111,507
850,000	Motorola, Inc. 7.625%, 11/15/10	992,612

Face Amount		Value

	Telecommunications—(Continued)
$300,000	SBC Communications, Inc. 5.750%, 05/02/06	$313,349
2,400,000	SBC Communications, Inc. 5.875%, 02/01/12 (c)	2,549,908
400,000	Sprint Capital Corp. 7.625%, 01/30/11	463,357
1,500,000	Sprint Capital Corp. 6.900%, 05/01/19	1,641,956
400,000	Verizon New England, Inc. 6.500%, 09/15/11	441,257
500,000	Verizon New York, Inc. 7.375%, 04/01/32 (c)	556,422

		10,706,330

	Transportation—0.3%
1,000,000	Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	1,075,677
300,000	CSX Corp. 7.450%, 05/01/07	329,022
200,000	CSX Corp. 6.750%, 03/15/11	223,334
500,000	CSX Corp. 7.900%, 05/01/17	606,824
350,000	Norfolk Southern Corp. 6.200%, 04/15/09	381,014
300,000	Norfolk Southern Corp. 7.250%, 02/15/31	350,666

		2,966,537

	Trucking & Freight Forwarding—0.0%
100,000	Fedex Corp. 6.875%, 02/15/06 (c)	105,109

	U.S. Treasury—24.3%
4,000,000	United States Treasury Bonds 9.375%, 02/15/06 (c)	4,379,200
1,375,000	United States Treasury Bonds 9.250%, 02/15/16 (c)	1,979,381
1,910,000	United States Treasury Bonds 7.500%, 11/15/16	2,454,573
1,000,000	United States Treasury Bonds 8.750%, 05/15/17 (c)	1,410,870
1,270,000	United States Treasury Bonds 8.875%, 08/15/17 (c)	1,811,782
1,600,000	United States Treasury Bonds 9.125%, 05/15/18 (c)	2,339,584
3,975,000	United States Treasury Bonds 8.875%, 02/15/19 (c)	5,742,841
1,895,000	United States Treasury Bonds 8.125%, 08/15/19 (c)	2,593,895
315,000	United States Treasury Bonds 8.750%, 08/15/20 (c)	456,652
1,200,000	United States Treasury Bonds 7.875%, 02/15/21 (c)	1,624,152
4,600,000	United States Treasury Bonds 8.125%, 08/15/21 (c)	6,379,648
1,475,000	United States Treasury Bonds 8.000%, 11/15/21 (c)	2,027,712
2,000,000	United States Treasury Bonds 7.625%, 11/15/22 (c)	2,671,660
7,750,000	United States Treasury Bonds 6.250%, 08/15/23 (c)	9,050,605
500,000	United States Treasury Bonds 6.750%, 08/15/26 (c)	620,925
1,000,000	United States Treasury Bonds 6.500%, 11/15/26 (c)	1,209,510

See accompanying notes to schedule of investments.

MSF-10

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	U.S. Treasury—(Continued)
$3,950,000	United States Treasury Bonds 6.125%, 11/15/27 (c)	$4,585,279
2,420,000	United States Treasury Bonds 5.500%, 08/15/28 (c)	2,601,573
2,225,000	United States Treasury Bonds 5.375%, 02/15/31 (c)	2,383,887
7,000,000	United States Treasury Notes 1.625%, 02/28/06 (c)	6,928,635
13,250,000	United States Treasury Notes 2.000%, 05/15/06 (c)	13,159,768
2,000,000	United States Treasury Notes 7.000%, 07/15/06 (c)	2,155,680
6,000,000	United States Treasury Notes 2.375%, 08/15/06 (c)	5,980,782
7,700,000	United States Treasury Notes 2.625%, 11/15/06 (c)	7,696,535
6,650,000	United States Treasury Notes 6.250%, 02/15/07	7,186,656
16,680,000	United States Treasury Notes 3.125%, 05/15/07 (c)	16,820,780
3,400,000	United States Treasury Notes 3.250%, 08/15/07 (c)	3,437,740
6,000,000	United States Treasury Notes 3.000%, 02/15/08 (c)	6,002,819
1,500,000	United States Treasury Notes 5.500%, 02/15/08 (c)	1,620,060
5,580,000	United States Treasury Notes 5.625%, 05/15/08 (c)	6,068,864
3,000,000	United States Treasury Notes 3.250%, 08/15/08 (c)	3,013,860
15,820,000	United States Treasury Notes 3.375%, 11/15/08 (c)	15,931,847
1,000,000	United States Treasury Notes 4.750%, 11/15/08 (c)	1,059,910
4,000,000	United States Treasury Notes 3.875%, 05/15/09 (c)	4,097,188
7,800,000	United States Treasury Notes 6.000%, 08/15/09 (c)	8,720,711
1,710,000	United States Treasury Notes 6.500%, 02/15/10 (c)	1,962,447
7,120,000	United States Treasury Notes 5.750%, 08/15/10 (c)	7,937,412
4,500,000	United States Treasury Notes 5.000%, 02/15/11 (c)	4,837,815
3,500,000	United States Treasury Notes 5.000%, 08/15/11 (c)	3,761,695
4,500,000	United States Treasury Notes 4.875%, 02/15/12 (c)	4,796,100
5,000,000	United States Treasury Notes 4.375%, 08/15/12 (c)	5,154,850
7,250,000	United States Treasury Notes 4.000%, 11/15/12 (c)	7,285,119
1,950,000	United States Treasury Notes 4.250%, 08/15/13 (c)	1,979,055
1,600,000	United States Treasury Notes 4.250%, 11/15/13 (c)	1,620,464

Face Amount		Value

	U.S. Treasury—(Continued)
$4,230,000	United States Treasury Notes 4.250%, 08/15/14	$4,274,118

		209,814,639

	Yankee—5.6%
1,000,000	Abbey National, Plc. 6.690%, 10/17/05	1,041,746
300,000	Apache Finance Canada Corp. 7.750%, 12/15/29	384,580
4,650,000	Asian Development Bank 4.875%, 02/05/07	4,854,490
500,000	BP Canada Finance Co. 3.375%, 10/31/07	501,095
1,000,000	British Telecommunications, Plc. 8.875%, 12/15/30 (c) (d)	1,313,939
600,000	Burlington Resources Finance Co. 5.700%, 03/01/07	634,327
500,000	Conoco Funding Co. 6.350%, 10/15/11	557,777
1,000,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	1,292,578
1,000,000	European Investment Bank 4.000%, 08/30/05 (c)	1,014,820
1,500,000	Government of Canada 6.750%, 08/28/06	1,611,377
2,200,000	HSBC Holdings, Plc. 7.500%, 07/15/09	2,535,168
2,150,000	HSBC Holdings, Plc. 5.250%, 12/12/12	2,226,368
1,350,000	Hydro-Quebec 7.500%, 04/01/16	1,659,653
1,000,000	Hydro-Quebec 8.400%, 01/15/22	1,349,414
700,000	Intermediate American Development Bank 5.375%, 11/18/08	753,304
400,000	Intermediate American Development Bank 8.875%, 06/01/09	488,459
200,000	Intermediate American Development Bank 7.000%, 06/15/25	241,277
500,000	Intermediate American Development Bank 6.800%, 10/15/25	592,314
1,000,000	International Bank for Reconstruction & Development 4.375%, 09/28/06 (c)	1,030,230
535,000	International Bank for Reconstruction & Development 8.875%, 03/01/26	780,283
2,000,000	Korea Development Bank 5.750%, 09/10/13	2,108,526
350,000	National Australia Bank, Ltd. 6.600%, 12/10/07	380,829
300,000	Norsk Hydro A/S 6.700%, 01/15/18	342,099
1,350,000	Norsk Hydro A/S 6.800%, 01/15/28	1,532,447
1,000,000	Petroleos Mexicanos 9.250%, 03/30/18	1,217,500
250,000	Province of Nova Scotia 9.250%, 03/01/20	353,456
300,000	Province of Ontario 5.500%, 10/01/08	322,181
2,000,000	Province of Ontario 5.125%, 07/17/12	2,114,774
350,000	Province of Quebec 7.500%, 07/15/23	442,338
500,000	Republic of Italy 5.250%, 04/05/06	518,283
300,000	Republic of Italy 6.000%, 05/29/08	325,755
3,650,000	Republic of Italy 5.625%, 06/15/12 (c)	3,949,587
200,000	Republic of Korea 8.875%, 04/15/08	234,227
1,000,000	Telefonica Europe BV 8.250%, 09/15/30	1,302,147
3,100,000	United Mexican States 9.875%, 01/15/07 (c)	3,530,900

See accompanying notes to schedule of investments.

MSF-11

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Short Term Investments—1.5%

Face Amount		Value

	Yankee—(Continued)
$500,000	United Mexican States 9.875%, 02/01/10	$616,250
250,000	United Mexican States 8.375%, 01/14/11	293,125
2,200,000	United Mexican States 8.000%, 09/24/22	2,482,700
1,150,000	Vodafone Airtouch, Plc. 7.750%, 02/15/10	1,341,940

		48,272,263

	Total Bonds & Notes (Identified Cost $830,793,251)	849,456,543

Face Amount		Value

	Discount Notes—1.5%
$13,300,000	Federal Home Loan Bank 1.500%, 10/01/04	$13,300,000

	Total Short Term Investments (Identified Cost $13,300,000)	13,300,000

	Total Investments—99.7% (Identified Cost $844,093,251) (a)	862,756,543
	Other assets less liabilities	2,560,611

	Total Net Assets—100%	$865,317,154

See accompanying notes to schedule of investments.

MSF-12

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—97.7% of Total Net Assets

Face Amount		Value

	Aerospace & Defense—0.2%
$200,000	Alliant Techsystems, Inc. 8.500%, 05/15/11	$218,000
225,000	L-3 Communications Holdings, Inc. 7.625%, 06/15/12	247,500
175,000	Sequa Corp. 9.000%, 08/01/09	192,500

		658,000

	Airlines—0.1%
100,000	Continental Airlines, Inc. 7.250%, 11/01/05	90,457
154,872	Continental Airlines, Inc. 6.541%, 09/15/09	133,531

		223,988

	Apparel & Textiles—0.5%
250,000	Collins & Aikman Floorcovering Corp. 10.000%, 01/15/07	251,650
200,000	Levi Strauss & Co. 7.000%, 11/01/06	200,000
150,000	Levi Strauss & Co. 11.625%, 01/15/08	154,875
50,000	Levi Strauss & Co. 12.250%, 12/15/12	52,875
800,000	Limited, Inc. 6.950%, 03/01/33	886,534

		1,545,934

	Asset Backed—4.2%
246,925	Airplane Pass Through Trust 10.875%, 03/15/19 (g) (i)	0
1,040,095	Argent NIM Trust (144A) 4.700%, 07/25/34	1,039,053
500,000	Asset Backed Securities Corp. 3.660%, 04/15/33 (d)	506,567
1,000,000	Bayview Financial Acquisition Trust (144A) 3.090%, 08/25/36 (d)	992,000
648,044	Bear Stearns Asset Backed Securities (144A) 5.250%, 08/25/34	648,115
800,000	Countrywide Asset Backed Certificate 3.090%, 06/25/34 (d)	799,998
622,934	Countrywide Asset Backed Certificate (144A) 5.500%, 10/25/35	622,934
750,000	Credit Suisse First Boston Mortgage Securities Corp. 3.060%, 09/25/31 (d)	753,633
175,000	Crown Castle International Corp. 7.500%, 12/01/13	183,313
1,204,099	First Consumers Master Trust 2.070%, 09/15/08 (d)	1,172,920
12,723	First Consumers Master Trust (144A) 5.800%, 12/15/05	12,699
953,020	Green Tree Financial Corp. 7.070%, 01/15/29	1,018,082
250,000	Metris Master Trust 3.211%, 08/20/08 (d)	250,000
840,000	Metris Master Trust 2.891%, 11/20/09 (d)	832,882
843,679	Mid-State Trust 7.340%, 07/01/35	907,513
2,000,000	Morgan Stanley ABS Capital I, Inc. (144A) 3.140%, 05/25/34 (d)	1,999,994
270,000	Novastar Home Equity Loan 3.465%, 02/25/34 (d)	276,163

Face Amount		Value

	Asset Backed—(Continued)
$500,000	Residential Asset Securities Corp. 2.940%, 04/25/32 (d)	$502,323
102,694	Sail Net Interest Margin Notes (144A) 6.750%, 11/27/33	102,388
651,196	Sail Net Interest Margin Notes (144A) 5.000%, 04/27/34 (d)	650,382
1,000,000	Varick Structured Asset Fund (144A) 2.560%, 11/01/35 (d)	10,000

		13,280,959

	Auto Parts—0.4%
250,000	CSK Auto, Inc. 7.000%, 01/15/14	241,875
300,000	Dana Corp. 7.000%, 03/01/29	301,500
250,000	Eagle-Picher, Inc. 9.750%, 09/01/13	255,000
100,000	Tenneco Automotive, Inc. 10.250%, 07/15/13	114,000
201,000	TRW Automotive, Inc. 9.375%, 02/15/13	229,642

		1,142,017

	Automobiles—0.0%
250,000	Breed Technologies, Inc. 9.250%, 04/15/08 (g) (i)	0
250,000	Key Plastics, Inc. 10.250%, 03/15/07 (f)	313

		313

	Building & Construction—0.1%
450,000	AMH Holdings, Inc. (144A) 11.250%, 03/01/14 (d)	327,375
125,000	Nortek, Inc. (144A) 8.500%, 09/01/14	130,938

		458,313

	Business Services—0.4%
150,000	Houghton Mifflin Co. Zero Coupon, 10/15/13	90,750
50,000	Iron Mountain, Inc. 8.625%, 04/01/13	54,250
250,000	Iron Mountain, Inc. 6.625%, 01/01/16	243,750
150,000	Mail-Well I Corp. 9.625%, 03/15/12	165,000
200,000	R.H. Donnelley, Inc. (144A) 10.875%, 12/15/12	242,500
275,000	Resolution Performance Products Corp. 13.500%, 11/15/10	266,750
175,000	SITEL Corp. 9.250%, 03/15/06	170,187

		1,233,187

	Chemicals—0.9%
140,000	Borden Chemicals & Plastics, L.P. 9.500%, 05/01/05 (f)	4,200
225,000	Equistar Chemicals, L.P. 10.625%, 05/01/11	256,500
275,000	Ethyl Corp. 8.875%, 05/01/10	297,000
175,000	FMC Corp. 10.250%, 11/01/09	204,312
25,000	FMC Corp. 7.750%, 07/01/11	26,500
50,000	Huntsman ICI Chemicals, L.L.C. 10.125%, 07/01/09	52,500

See accompanying notes to schedule of investments.

MSF-13

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Chemicals—(Continued)
$375,000	Huntsman International Holdings, L.L.C. 9.875%, 03/01/09	$413,437
275,000	ISP Chemco, Inc. 10.250%, 07/01/11	306,625
23,000	Lyondell Chemical Co. 9.875%, 05/01/07	24,294
100,000	Lyondell Chemical Co. 9.500%, 12/15/08	109,125
150,000	Lyondell Chemical Co. 11.125%, 07/15/12	174,000
200,000	Methanex Corp. 8.750%, 08/15/12	230,000
75,000	Millennium America, Inc. 9.250%, 06/15/08	82,688
100,000	Millennium America, Inc. (144A) 9.250%, 06/15/08	110,250
125,000	Resolution Performance Products, Inc. 9.500%, 04/15/10	129,063
275,000	Rhodia S.A. 7.625%, 06/01/10	256,437
50,000	Rhodia S.A. 8.875%, 06/01/11	43,500
162,000	Westlake Chemical Corp. 8.750%, 07/15/11	181,845

		2,902,276

	Collateralized Mortgage Obligations—2.0%
1,250,000	Banc of America Large Loan, Inc. (144A) 2.660%, 11/15/15 (d)	1,259,850
276,215	CMO Holdings II, Ltd. (144A) 6.500%, 08/25/05	278,207
460,181	CMO Holdings II, Ltd. (144A) 5.000%, 05/25/34	459,054
843,263	Commerce 2001 J2 (144A) 5.447%, 07/16/34 (d)	885,528
475,000	Commercial Mortgage Asset Trust 7.350%, 01/17/32	563,215
580,000	Commercial Mortgage Pass-Through Certificate (144A) 2.760%, 11/15/15 (d)	583,361
11,822,035	First Union National Bank 0.784%, 05/17/32 (d) (h)	361,318
1,250,000	Merit Securities Corp. (144A) 3.140%, 09/28/32 (d)	1,204,983
850,000	Structured Asset Securities Corp. 3.040%, 08/25/32 (d)	853,924

		6,449,440

	Communications Services—2.2%
200,000	Advanstar Communications, Inc. 10.750%, 08/15/10	221,500
147,000	American Tower Corp. 9.375%, 02/01/09	155,820
150,000	American Tower Corp. 7.500%, 05/01/12	153,000
80,000	American Tower Escrow Zero Coupon, 08/01/08	59,600
315,105	Avalon Cable, L.L.C. 0/11.875%, 12/01/08 (e)	330,072
250,000	Centennial Communications Corp. 10.125%, 06/15/13	263,125
325,000	Centennial Communications Corp. (144A) 8.125%, 02/01/14	309,969
25,000	Crown Castle International Corp. 9.375%, 08/01/11	28,750

Face Amount		Value

	Communications Services—(Continued)
$225,000	Crown Castle International Corp. 10.750%, 08/01/11	$250,313
100,000	CSC Holdings, Inc. 10.500%, 05/15/16	113,500
225,000	DIRECTV Holdings, L.L.C. 8.375%, 03/15/13	255,938
250,000	Insight Midwest, L.P. 10.500%, 11/01/10	273,750
600,000	Lucent Technologies, Inc. 6.450%, 03/15/29	486,000
50,000	Mediacom Broadband, L.L.C. 9.500%, 01/15/13	48,125
175,000	Mediacom Broadband, L.L.C. 11.000%, 07/15/13	186,375
100,000	Muzak, L.L.C. 10.000%, 02/15/09	88,500
150,000	Muzak, L.L.C. 9.875%, 03/15/09	110,250
250,000	Nextel Communications, Inc. 6.875%, 10/31/13	260,000
450,000	Nextel Communications, Inc. 7.375%, 08/01/15	483,750
275,000	Qwest Services Corp. (144A) 14.000%, 12/15/10 (d)	321,062
250,000	Qwest Services Corp. (144A) 9.125%, 03/15/12 (d)	275,000
325,000	Qwest Services Corp. (144A) 14.000%, 12/15/14	393,250
200,000	Radio One, Inc. 8.875%, 07/01/11	220,500
350,000	SBA Communications Corp. 10.250%, 02/01/09	374,500
300,000	SBA Communications Corp. 0/9.750%, 12/15/11 (e)	243,000
150,000	SpectraSite, Inc. 8.250%, 05/15/10	161,250
775,000	Sprint Capital Corp. 8.375%, 03/15/12	938,630
75,000	Western Wireless Corp. 9.250%, 07/15/13	76,500

		7,082,029

	Computers & Business Equipment—0.1%
225,000	Seagate Technology HDD Holdings 8.000%, 05/15/09	239,625

	Containers & Glass—0.7%
200,000	Anchor Glass Container Corp. 11.000%, 02/15/13	228,000
325,000	Berry Plastics Corp. 10.750%, 07/15/12	367,250
300,000	Jefferson Smurfit Corp. 8.250%, 10/01/12	330,750
225,000	Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	239,625
375,000	Plastipak Holdings, Inc. 10.750%, 09/01/11	418,125
125,000	Pliant Corp. 11.125%, 09/01/09	130,000
275,000	Radnor Holdings, Inc. 11.000%, 03/15/10	231,000
75,000	Stone Container Corp. 9.750%, 02/01/11	83,062
250,000	Tekni-Plex, Inc. (144A) 8.750%, 11/15/13	237,500

		2,265,312

	Cosmetics & Personal Care—0.1%
225,000	Jafra Cosmetics International, Inc. 10.750%, 05/15/11	254,813

See accompanying notes to schedule of investments.

MSF-14

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Drugs & Health Care—0.8%
$225,000	aaiPharma, Inc. 11.500%, 04/01/10 (d)	$145,125
225,000	Extendicare Health Services, Inc. 9.500%, 07/01/10	252,562
200,000	Vicar Operating, Inc. 9.875%, 12/01/09	221,000
925,000	Wyeth 5.500%, 03/15/13	943,740
825,000	Wyeth (144A) 6.950%, 03/15/11 (d)	917,391

		2,479,818

	Electrical Utilities—2.5%
75,000	AES Corp. 9.500%, 06/01/09	83,813
200,000	AES Corp. 9.375%, 09/15/10	225,250
150,000	AES Corp. 7.750%, 03/01/14	154,875
975,000	Appalachian Power Co. 5.950%, 05/15/33	961,607
225,000	BRL Universal Equipment 8.875%, 02/15/08	239,625
200,000	Calpine Canada Energy Finance 8.500%, 05/01/08	138,000
50,000	Calpine Corp. 7.875%, 04/01/08	33,750
300,000	Calpine Corp. (144A) 8.500%, 07/15/10	229,500
40,000	Calpine Corp. (144A) 8.750%, 07/15/13	30,300
150,000	Calpine Generating Co., L.L.C. (144A) 10.250%, 04/01/11 (d)	135,000
900,000	Duke Energy Co 4.200%, 10/01/08	909,219
475,000	Edison Mission Energy 9.875%, 04/15/11	553,375
200,000	El Paso Energy Corp. 7.875%, 06/15/12	198,500
75,000	El Paso Energy Corp. 7.800%, 08/01/31	65,813
475,000	El Paso Energy Corp. 7.750%, 01/15/32	414,437
325,000	Mirant Americas Generation, L.L.C. 9.125%, 05/01/31	284,375
550,000	NRG Energy, Inc. (144A) 8.000%, 12/15/13	589,187
850,000	Pinnacle West Capital Corp. 6.400%, 04/01/06	889,237
425,000	Reliant Resources, Inc. 9.500%, 07/15/13	461,656
815,000	United Utilities, Plc. 4.550%, 06/19/18	743,363
50,000	Williams Cos., Inc. 7.125%, 09/01/11	54,875
100,000	Williams Cos., Inc. 7.625%, 07/15/19	109,500
125,000	Williams Cos., Inc. 7.875%, 09/01/21	138,750
300,000	Williams Cos., Inc. 8.750%, 03/15/32	335,250

		7,979,257

	Energy—0.4%
300,000	Allegheny Energy Supply Co., L.L.C. (144A) 10.250%, 11/15/07	343,500
250,000	Dynegy Holdings, Inc. 7.125%, 05/15/18	218,750
575,000	Dynegy Holdings, Inc. 7.625%, 10/15/26	497,375
50,000	Dynegy Holdings, Inc. (144A) 9.875%, 07/15/10	56,500

		1,116,125

	Environmental Control—0.2%
75,000	Allied Waste North America, Inc. 8.875%, 04/01/08	81,375
275,000	Allied Waste North America, Inc. 9.250%, 09/01/12	305,938

Face Amount		Value

	Environmental Control—(Continued)
$150,000	Allied Waste North America, Inc. 7.375%, 04/15/14	$144,375
225,000	Imco Recycling, Inc. 10.375%, 10/15/10	247,500
250,000	Safety-Kleen Services, Inc. 9.250%, 06/01/08 (g)	625

		779,813

	Federal Agencies—27.8%
242	Federal Home Loan Mortgage Corp. 11.565%, 06/15/21 (d) (h)	473
17,500,000	Federal Home Loan Mortgage Corp. 5.000%, TBA	17,325,000
6,000,000	Federal Home Loan Mortgage Corp. 5.500%, TBA	6,080,628
10,065	Federal National Mortgage Association 10.400%, 04/25/19	11,012
401,362	Federal National Mortgage Association 8.500%, 08/01/19	444,457
49,749	Federal National Mortgage Association 6.500%, 03/01/26	52,389
8,661	Federal National Mortgage Association 7.000%, 05/01/26	9,216
19,229	Federal National Mortgage Association 8.000%, 08/01/27	21,067
14,322	Federal National Mortgage Association 7.500%, 12/01/29	15,312
29,070	Federal National Mortgage Association 7.500%, 06/01/30	31,079
31,353	Federal National Mortgage Association 7.500%, 08/01/30	33,508
139,992	Federal National Mortgage Association 7.500%, 11/01/30	150,044
49,364	Federal National Mortgage Association 7.500%, 01/01/31	52,757
833,921	Federal National Mortgage Association 8.000%, 01/01/31	908,137
17,467	Federal National Mortgage Association 7.500%, 02/01/31	18,722
15,395	Federal National Mortgage Association 7.500%, 03/01/31	16,453
3,000,000	Federal National Mortgage Association 4.500%, TBA	2,888,436
14,375,000	Federal National Mortgage Association 5.000%, TBA	14,222,266
25,000,000	Federal National Mortgage Association 5.500%, TBA	25,328,025
10,000,000	Federal National Mortgage Association 6.000%, TBA	10,340,620
10,000,000	Federal National Mortgage Association 7.000%, TBA	10,600,000

		88,549,601

	Finance & Banking—2.2%
650,000	Bank America Corp. 4.875%, 09/15/12	662,995
100,000	Borden Finance Corp. (144A) 9.000%, 07/15/14	105,000

See accompanying notes to schedule of investments.

MSF-15

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)
$1,175,000	CIT Group, Inc. 7.750%, 04/02/12	$1,390,561
325,000	Ford Motor Credit Co. 7.875%, 06/15/10	362,490
1,700,000	General Electric Capital Corp. 6.000%, 06/15/12	1,867,703
1,325,000	General Motors Acceptance Corp. 6.875%, 09/15/11	1,389,956
1,225,000	Household Finance Corp. 6.375%, 11/27/12	1,357,355

		7,136,060

	Financial Services—3.8%
47,286	Ahold Lease USA, Inc. 7.820%, 01/02/20	50,124
118,000	Alamosa Delaware, Inc. 0/12.000%, 07/31/09 (e)	121,540
146,000	Alamosa Delaware, Inc. 11.000%, 07/31/10	165,345
175,000	Athena Neuro Finance, L.L.C. 7.250%, 02/21/08	177,187
200,000	BCP Caylux Holdings, S.C.A. (144A) 9.625%, 06/15/14	216,000
850,000	Boston Properties, L.P. 6.250%, 01/15/13	917,084
700,000	Capital One Financial Corp. 7.250%, 05/01/06	742,561
1,425,000	Countrywide Funding Corp. 4.000%, 03/22/11	1,383,903
281,264	Hollinger Participation Trust (144A) 12.125%, 11/15/10	321,344
200,000	Huntsman Advanced Materials, L.L.C. (144A) 11.000%, 07/15/10	232,000
600,000	Independence Community Bank Corp. 3.500%, 06/20/13 (d)	581,480
575,000	International Lease Finance Corp. 4.375%, 11/01/09	579,669
875,000	J.P. Morgan Chase & Co. 6.625%, 03/15/12	982,131
875,000	Lombardy Region 5.804%, 10/25/32	923,001
900,000	MBNA Corp. 4.625%, 09/15/08	920,548
375,000	Mueller Holdings, Inc. (144A) Zero Coupon, 04/15/14	240,937
580,000	Novastar Finance, Inc. 2.815%, 06/25/34 (d)	580,828
1,135,000	Standard Chartered Bank (144A) 8.000%, 05/30/31	1,422,421
425,000	United Industries Corp. (144A) 9.875%, 04/01/09	444,125
1,000,000	WMC Finance USA 5.125%, 05/15/13	1,007,283

		12,009,511

	Food & Beverages—0.8%
300,000	Cole National Group, Inc. 8.875%, 05/15/12	339,750
125,000	Del Monte Corp. 9.250%, 05/15/11	137,500
100,000	Del Monte Corp. 8.625%, 12/15/12	111,250
250,000	Friendly Ice Cream Corp. 8.375%, 06/15/12	240,000
200,000	Hines Nurseries, Inc. 10.250%, 10/01/11	212,000
360,000	Kraft Foods, Inc. 5.625%, 11/01/11	380,251
29,952	Nutritional Sourcing Corp. 10.125%, 08/01/09	20,367

Face Amount		Value

	Food & Beverages—(Continued)
$225,000	Pinnacle Foods Holding Corp. (144A) 8.250%, 12/01/13	$212,063
400,000	Safeway, Inc. 7.250%, 02/01/31	444,601
375,000	Sbarro, Inc. 11.000%, 09/15/09	350,625
150,000	Swift & Co. 10.125%, 10/01/09	164,625
105,922	Vlassic Foods, Inc. 0.010%, 01/01/49 (g)	11,863

		2,624,895

	Food Products—0.1%
225,000	Carrols Corp. 9.500%, 12/01/08	230,625

	Foreign Government—8.0%
5,100,000	Bundes Republic of Deutschland 5.250%, 01/04/11, (EUR)	6,927,271
5,600,000	Federal Republic of Germany 4.250%, 02/15/08, (EUR)	7,231,953
4,100,000	Government of France 3.500%, 01/12/08, (EUR)	5,173,932
4,400,000	Republic of Finland 5.750%, 02/23/11, (EUR)	6,134,643

		25,467,799

	Forest Products & Paper—0.3%
125,000	Bowater, Inc. 6.500%, 06/15/13	121,287
200,000	Buckeye Technologies, Inc. 9.250%, 09/15/08	200,000
75,000	Buckeye Technologies, Inc. 8.000%, 10/15/10	73,500
250,000	Newark Group, Inc. (144A) 9.750%, 03/15/14	257,500
275,000	Smurfit Capital 7.500%, 11/20/25	273,625

		925,912

	Gas & Oil—1.7%
375,000	Devon Financing Corp. 6.875%, 09/30/11	423,100
275,000	Exco Resources, Inc. 7.250%, 01/15/11	291,500
325,000	Forest Oil Corp. 8.000%, 12/15/11	364,812
225,000	Hanover Compressor Co. 0.010%, 03/31/07	190,125
260,000	Magnum Hunter Resources, Inc. 9.600%, 03/15/12	293,800
925,000	Nexen, Inc. 5.050%, 11/20/13	918,343
200,000	Petronas Capital, Ltd. (144A) 7.000%, 05/22/12	227,835
250,000	Plains Exploration & Production Co. (144A) 7.125%, 06/15/14	268,125
900,000	Precision Drilling Corp. 5.625%, 06/01/14	941,968
275,000	Stone Energy Corp. 8.250%, 12/15/11	296,312
935,000	Valero Energy Corp. 4.750%, 06/15/13	915,882
125,000	Vintage Petroleum, Inc. 7.875%, 05/15/11	133,750

		5,265,552

	Health Care—1.5%
275,000	Ameripath, Inc. 10.500%, 04/01/13	280,500
275,000	Eye Care Centers of America, Inc. 9.125%, 05/01/08	275,000

See accompanying notes to schedule of investments.

MSF-16

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Health Care—(Continued)
$275,000	Genesis Healthcare Corp. 8.000%, 10/15/13	$299,750
900,000	Humana, Inc. 6.300%, 08/01/18	931,882
225,000	Iasis Healthcare, L.L.C. (144A) 8.750%, 06/15/14	235,688
125,000	Icon Health & Fitness, Inc. 11.250%, 04/01/12	133,750
150,000	Insight Health Services Corp. 9.875%, 11/01/11	150,000
100,000	Medical Device Manufacturing, Inc. (144A) 10.000%, 07/15/12	106,000
200,000	Psychiatric Solutions, Inc. 10.625%, 06/15/13	226,000
125,000	Rite Aid Corp. 11.250%, 07/01/08	135,938
300,000	Tenet Healthcare Corp. 7.375%, 02/01/13	282,000
125,000	Tenet Healthcare Corp. 6.875%, 11/15/31	99,062
50,000	Tenet Healthcare Corp. (144A) 9.875%, 07/01/14	52,250
300,000	VWR International, Inc. (144A) 8.000%, 04/15/14	317,250
1,270,000	Wellpoint Health Networks, Inc. 6.375%, 01/15/12	1,401,806

		4,926,876

	Health Care - Products—0.0%
150,000	Jean Coutu Group, Inc. (144A) 8.500%, 08/01/14	148,875

	Hotels & Restaurants—0.8%
250,000	Courtyard Marriott, Ltd. 10.750%, 02/01/08	251,250
17,000	Felcor Lodging, L.P. 10.000%, 09/15/08 (d)	17,850
70,000	HMH Properties, Inc. 7.875%, 08/01/08	72,013
75,000	Host Marriot, L.P. 8.375%, 02/15/06	79,125
100,000	Host Marriot, L.P. 9.500%, 01/15/07	110,750
325,000	Inn of the Mountain Gods Resort 12.000%, 11/15/10	372,125
250,000	John Q Hammons Hotels, L.P. 8.875%, 05/15/12	278,750
475,000	MGM Mirage, Inc. (144A) 6.750%, 09/01/12	491,625
225,000	Park Place Entertainment Corp. 9.375%, 02/15/07	250,875
50,000	Park Place Entertainment Corp. 8.125%, 05/15/11	57,750
125,000	Prime Hospitality Corp. 8.375%, 05/01/12	141,563
225,000	Sun International Hotels, Ltd. 8.875%, 08/15/11	246,656
125,000	Venetian Casino Resort, L.L.C. 11.000%, 06/15/10	144,687

		2,515,019

	Household Appliances & Home Furnishings—0.1%
163,000	Tempur-Pedic, Inc. 10.250%, 08/15/10	185,413
100,000	Winsloew Furniture, Inc. 12.750%, 08/15/07	82,500

		267,913

Face Amount		Value

	Household Products—0.1%
$390,000	Home Interiors & Gifts, Inc. 10.125%, 06/01/08	$337,350
86,000	Windmere-Durable Holdings, Inc. 10.000%, 07/31/08	84,280

		421,630

	Industrial Machinery—0.3%
100,000	Blount International, Inc. 8.875%, 08/01/12	106,250
125,000	Brand Services, Inc. 12.000%, 10/15/12	141,875
25,000	Case New Holland, Inc. (144A) 9.250%, 08/01/11	28,000
150,000	Flowserve Corp. 12.250%, 08/15/10	169,500
100,000	NMHG Holding Co. 10.000%, 05/15/09	110,000
225,000	Terex Corp. 10.375%, 04/01/11	254,250

		809,875

	Investment Brokerage—0.2%
625,000	Morgan Stanley Dean Witter & Co. 6.600%, 04/01/12	696,934

	Iron & Steel—0.1%
200,000	Ispat Inland ULC 9.750%, 04/01/14	220,500

	Leisure—1.0%
300,000	Argosy Gaming Co. 7.000%, 01/15/14	309,375
300,000	Boyd Gaming Corp. 6.750%, 04/15/14	305,250
75,000	Chumash Casino & Resort Enterprises 9.000%, 07/15/10 (d)	83,250
750,000	Entergy Gulf Systems, Inc. 6.200%, 07/01/33	739,926
225,000	Herbst Gaming, Inc. (144A) 8.125%, 06/01/12	230,625
250,000	Pinnacle Entertainment, Inc. 8.750%, 10/01/13	256,250
125,000	Six Flags, Inc. 9.750%, 04/15/13	118,125
25,000	Six Flags, Inc. 9.625%, 06/01/14	23,375
300,000	Station Casinos, Inc. 6.875%, 03/01/16	308,250
225,000	Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	243,000
300,000	Ubquitel Operating Co. Zero Coupon, 04/15/10	315,750
175,000	Ubquitel Operating Co. (144A) 9.875%, 03/01/11	182,219

		3,115,395

	Media—1.8%
825,000	AOL Time Warner, Inc. 7.625%, 04/15/31	949,574
350,000	Cablevision Systems Corp. (144A) 5.670%, 04/01/09 (d)	364,000
350,000	Cablevision Systems Corp. (144A) 8.000%, 04/15/12	365,750
175,000	Charter Communication Holdings, L.L.C. 8.250%, 04/01/07	159,250
50,000	Charter Communication Holdings, L.L.C. 8.625%, 04/01/09	38,875

See accompanying notes to schedule of investments.

MSF-17

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Media—(Continued)
$625,000	Charter Communication Holdings, L.L.C. 10.000%, 04/01/09	$506,250
200,000	Charter Communication Holdings, L.L.C. Zero Coupon, 01/15/10	161,500
275,000	Charter Communication Holdings, L.L.C. 0/11.750%, 05/15/11 (e)	170,500
70,000	Charter Communication Holdings, L.L.C. 10.000%, 05/15/11	53,900
75,000	Charter Communication Holdings, L.L.C. 0/12.125%, 01/15/12 (e)	42,000
350,000	Cinemark, Inc. Zero Coupon, 03/15/14	240,625
800,000	Cox Communications, Inc. 7.750%, 11/01/10	891,569
244,000	Dex Media West, L.L.C. 9.875%, 08/15/13	286,700
225,000	Dex Media West, L.L.C. Zero Coupon, 11/15/13	164,812
150,000	Interep National Radio Sales, Inc. 10.000%, 07/01/08	117,375
250,000	Lodgenet Entertainment Corp. 9.500%, 06/15/13	272,500
25,000	Loews Cineplex Entertainment Corp. (144A) 9.000%, 08/01/14	25,813
225,000	Nextmedia Operating, Inc. 10.750%, 07/01/11	253,406
675,000	The Walt Disney Co. 6.200%, 06/20/14	733,932

		5,798,331

	Metals & Mining—0.1%
200,000	Alaska Steel Corp. 7.875%, 02/15/09	198,500
200,000	Compass Minerals Group, Inc. 10.000%, 08/15/11	224,000

		422,500

	Office Furnishings and Supplies—0.0%
150,000	Interface, Inc. 7.300%, 04/01/08	150,750

	Real Estate—0.0%
75,000	Meristar Hospitality Operating Partnership, L.P. 10.500%, 06/15/09	82,125
150,000	Meristar Hospitality Operating Partnership, L.P. 9.125%, 01/15/11	157,125

		239,250

	Retail—0.4%
250,000	Doane Pet Care Co. 9.750%, 05/15/07	239,375
50,000	Doane Pet Care Co. 10.750%, 03/01/10	53,375
225,000	Finlay Fine Jewelry Corp. (144A) 8.375%, 06/01/12	241,875
75,000	Leslies Poolmart, Inc. 10.375%, 07/15/08	76,500
350,000	NEBCO Evans Holdings Co. 0/12.375%, 07/15/07 (e) (g) (i)	0
125,000	Petco Animal Supplies, Inc. 10.750%, 11/01/11	145,000
150,000	Pilgrim’s Pride Corp. 9.250%, 11/15/13	165,000
225,000	Sealy Mattress Co. 8.250%, 06/15/14	226,687

		1,147,812

Face Amount		Value

	Road & Rail—0.1%
$175,000	Cenveo Corp. 7.875%, 12/01/13	$170,625

	Semiconductors—0.1%
125,000	Amkor Technologies, Inc. 9.250%, 02/15/08	116,250
175,000	Amkor Technologies, Inc. 10.500%, 05/01/09	148,750
50,000	Amkor Technologies, Inc. 7.125%, 03/15/11	41,000

		306,000

	Technology—0.0%
125,000	Applied Extrusion Technologies, Inc. 10.750%, 07/01/11	73,750

	Telecommunications—0.5%
775,000	AT&T Broadband Corp. 8.375%, 03/15/13	938,517
400,000	AT&T Wireless Services, Inc. 8.750%, 03/01/31	525,213
100,000	Panamsat Corp. (144A) 9.000%, 08/15/14 (f) (i)	104,000

		1,567,730

	Transportation—0.2%
200,000	Holt Group, Inc. 9.750%, 01/15/06 (b) (i)	0
675,000	Union Pacific Corp. 3.625%, 06/01/10	650,664

		650,664

	U.S. Treasury—10.9%
200,000	United States Treasury Bonds 6.125%, 11/15/27	232,188
910,000	United States Treasury Bonds 5.500%, 08/15/28	978,214
2,000,000	United States Treasury Bonds 5.250%, 11/15/28	2,080,156
1,000,000	United States Treasury Bonds 6.125%, 08/15/29	1,165,430
125,000	United States Treasury Bonds 5.375%, 02/15/31	133,906
4,000,000	United States Treasury Notes 5.750%, 11/15/05	4,154,376
3,000,000	United States Treasury Notes 4.625%, 05/15/06	3,103,710
11,500,000	United States Treasury Notes 3.125%, 04/15/09	11,422,283
11,430,000	United States Treasury Notes 4.000%, 02/15/14	11,341,601

		34,611,864

	Yankee—19.0%
225,000	Abitibi Consolidated, Inc. 8.550%, 08/01/10	241,313
500,000	Aries Vermogensverwaltungs (144A) 9.600%, 10/25/14	561,250
175,000	Bowater Canada Finance Corp. 7.950%, 11/15/11	184,779
650,000	Corporacion Andina de Fomento 6.875%, 03/15/12	731,016

See accompanying notes to schedule of investments.

MSF-18

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Yankee—(Continued)
$955,000	Domtar, Inc. 5.375%, 12/01/13	$946,496
2,014,131	Federal Republic of Brazil 2.125%, 04/15/12 (d)	1,868,106
5,723,121	Federal Republic of Brazil 8.000%, 04/15/14 (d)	5,659,023
1,110,000	Federal Republic of Brazil 10.125%, 05/15/27	1,176,600
780,000	Federal Republic of Brazil 12.250%, 03/06/30	963,300
2,100,000	Federal Republic of Brazil 11.000%, 08/17/40	2,354,100
3,000,000	Federative Republic of Brazil 10.500%, 07/14/14	3,340,500
1,675,000	Government of Russia 11.000%, 07/24/18	2,196,427
250,000	JSG Funding, Plc. 9.625%, 10/01/12	282,500
1,402,647	Kingdom of Morocco 2.690%, 01/01/09 (d)	1,381,607
200,000	Norske Skog Canada, Ltd. 8.625%, 06/15/11	217,000
1,675,000	Pemex Petroleos Mexicanos 9.500%, 09/15/27	2,040,150
1,975,000	Republic of Argentina Zero Coupon, 03/31/23	1,012,188
250,000	Republic of Argentina 2.313%, 03/31/23 (d) (g)	127,325
1,200,000	Republic of Bulgaria 8.250%, 01/15/15	1,481,820
500,000	Republic of Colombia 10.000%, 01/23/12	554,000
310,000	Republic of Colombia 8.375%, 02/15/27	286,750
500,000	Republic of Columbia 10.750%, 01/15/13	573,000
300,000	Republic of Columbia 8.125%, 05/21/24	270,750
625,000	Republic of Columbia 10.375%, 01/28/33	678,125
1,625,000	Republic of Ecuador 12.000%, 11/15/12	1,603,062
1,200,000	Republic of Ecuador 8.000%, 08/15/30	982,800
575,000	Republic of Malaysia 7.500%, 07/15/11	674,073
385,000	Republic of Panama 9.625%, 02/08/11	441,788
175,000	Republic of Panama 9.375%, 01/16/23	190,750
1,075,000	Republic of Peru 9.125%, 02/21/12	1,204,000
225,000	Republic of Peru 9.875%, 02/06/15	258,750
440,000	Republic of Peru 5.000%, 03/07/17 (d)	404,800
1,050,000	Republic of Philippines 8.375%, 03/12/09	1,123,500
1,700,000	Republic of Philippines 10.625%, 03/16/25	1,814,750

Face Amount		Value

	Yankee—(Continued)
$525,000	Republic of South Africa 6.500%, 06/02/14	$560,438
500,000	Republic of Turkey 9.000%, 06/30/11	555,937
550,000	Republic of Turkey 11.500%, 01/23/12	684,750
1,015,000	Republic of Turkey 11.000%, 01/14/13	1,244,644
275,000	Republic of Turkey 11.875%, 01/15/30	379,500
550,000	Republic of Venezuela 8.500%, 10/08/14	537,625
900,000	Republic of Venezuela 5.375%, 08/07/10	811,350
1,875,000	Republic of Venezuela 10.750%, 09/19/13	2,106,562
200,000	Republic of Venezuela 9.250%, 09/15/27	197,100
8,795,000	Russian Federation 5/7.500%, 03/31/30 (e)	8,465,187
900,000	Telecom Italia Capital (144A) 4.000%, 01/15/10	893,193
450,000	Tembec Industries, Inc. 8.625%, 06/30/09	461,250
1,675,000	United Mexican States 6.375%, 01/16/13	1,763,775
2,039,000	United Mexican States 5.875%, 01/15/14	2,069,585
1,200,000	United Mexican States 6.625%, 03/03/15	1,272,000
600,000	United Mexican States 8.300%, 08/15/31	682,500
49,000	Yell Finance BV 0/13.500%, 08/01/11 (e)	48,020

		60,559,814

	Total Bonds & Notes (Identified Cost $305,045,263)	311,123,281

Common Stocks—0.3%
Shares

	Commercial Services & Supplies—0.0%
8,621	ContinentalAFA Dispensing Co. (f)	47,415

	Diversified Telecommunication Services—0.2%
7,093	NTL, Inc. (b)	440,262
4,644	SpectraSite, Inc. (b)	215,946
9,846	Telewest Global, Inc. (b)	114,411

		770,619

	Media—0.1%
36,797	UnitedGlobalCom, Inc. (Class A) (b)	274,874

	Total Common Stocks (Identified Cost $1,187,991)	1,092,908

See accompanying notes to schedule of investments.

MSF-19

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Preferred Stocks—0.1%

Short Term Investments—28.5%

Shares		Value

	Diversified Financial Services—0.0%
840	TCR Holdings (Class B) (b)	$1
462	TCR Holdings (Class C) (b) (i)	0
1,219	TCR Holdings (Class D) (b)	1
2,521	TCR Holdings (Class E) (b)	3

		5

	Wireless Telecommunication Services—0.1%
374	Alamosa Holdings, Inc.	223,145

	Total Preferred Stocks (Identified Cost $110,256)	223,150

Units—0.0%

	Diversified Financial Services—0.0%
229,692	ContiFinancial Corp. (Liquidating Unit Trust) (f)	4,594

	Total Units (Identified Cost $0)	4,594

Warrants—0.0%

	Diversified Telecommunication Services—0.0%
80	American Tower Corp. (144A)	15,080

	Wireless Telecommunication Services—0.0%
125	Leap Wireless International, Inc. (144A) (b)	1

	Yankee—0.0%
3,750	Republic of Venezuela (b) (j)	0

	Total Warrants (Identified Cost $45,510)	15,081

Face Amount		Value

	Commercial Paper—19.7%
$7,614,000	Atomium Funding Corp. 1.750%, 10/13/04	$7,609,559
8,000,000	Beethoven Funding Corp. 1.760%, 10/13/04	7,995,307
4,000,000	DaimlerChrysler North America Holdings Corp. 1.830%, 10/14/04	3,997,357
7,012,000	Falcon Asset Securitization 1.740%, 10/13/04	7,007,933
4,000,000	Four Winds Funding Corp. 1.820%, 10/14/04	3,997,371
8,000,000	Giro Multi Funding Corp. 1.740%, 10/14/04	7,994,973
8,000,000	Hannover Funding Co. 1.760%, 10/14/04	7,994,916
8,000,000	Regency Markets, L.L.C. 1.750%, 10/14/04	7,994,944
8,000,000	Victory Receivable Corp. 1.740%, 10/14/04	7,994,973

		62,587,333

	Repurchase Agreement—8.8%
28,171,000	Merrill Lynch Repo dated 09/30/04 at 1.680% to be repurchased at $28,172,315 on 10/01/04, collateralized by $23,970,000 U.S. Treasury Bond 6.375% due 08/15/27 with a value of $28,734,038	28,171,000

	Total Short Term Investments (Identified Cost $90,758,333)	90,758,333

	Total Investments—126.6% (Identified Cost $397,147,353) (a)	403,217,347
	Other assets less liabilities	(84,828,076)

	Total Net Assets—100%	$318,389,271

Forward Contracts

Currency Contract	Delivery Date	Local Currency Amount	Aggregate Face Value	Total Value	Unrealized Appreciation/ Depreciation
Euro (bought)	11/24/04	5,329,005	$6,504,317	$6,615,256	$110,939
Euro (sold)	11/24/04	26,304,117	32,232,539	32,653,087	(420,548)

Net Unrealized Depreciation					$(309,609)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/04	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures	12/20/04	53	$5,834,333	$5,947,594	$113,261

Futures Contracts Short
U.S. Treasury Notes 2 Year Futures	12/20/04	(80)	16,900,358	16,898,750	1,608
U.S. Treasury Notes 5 Year Futures	12/20/04	(196)	21,599,102	21,707,000	(107,898)
U.S. Treasury Notes 10 Year Futures	12/20/04	(300)	33,773,255	33,787,500	(14,245)

Net Unrealized Depreciation					$(7,274)

See accompanying notes to schedule of investments.

MSF-20

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—97.2% of Total Net Assets

Face Amount		Value

	Federal Agencies—84.2%
$1,000,000	Federal Home Loan Bank 5.800%, 09/02/08	$1,082,114
8,480	Federal Home Loan Mortgage Corp. 7.500%, 05/01/07	8,855
762	Federal Home Loan Mortgage Corp. 6.000%, 10/01/10	800
20,373	Federal Home Loan Mortgage Corp. 7.000%, 07/01/11	21,609
5,429	Federal Home Loan Mortgage Corp. 11.750%, 01/01/12	5,700
49,059	Federal Home Loan Mortgage Corp. 6.500%, 08/01/13	51,764
3,713	Federal Home Loan Mortgage Corp. 8.250%, 04/01/17	4,089
18,680	Federal Home Loan Mortgage Corp. 9.000%, 10/01/17	20,132
19,835	Federal Home Loan Mortgage Corp. 8.000%, 12/01/19	21,621
81,449	Federal Home Loan Mortgage Corp. 8.000%, 07/01/20	88,589
11,000,000	Federal Home Loan Mortgage Corp. 5.500%, 01/15/23	893,537
9,613	Federal Home Loan Mortgage Corp. 6.500%, 03/01/26	10,126
5,011	Federal Home Loan Mortgage Corp. 6.500%, 06/01/26	5,278
79,740	Federal Home Loan Mortgage Corp. 6.500%, 07/01/26	83,994
178,898	Federal Home Loan Mortgage Corp. 6.000%, 10/01/28	184,899
176,974	Federal Home Loan Mortgage Corp. 6.000%, 11/01/28	183,374
354,364	Federal Home Loan Mortgage Corp. 8.000%, 09/01/31	385,224
250,736	Federal Home Loan Mortgage Corp. 4.500%, 04/15/32	241,043
22,000,000	Federal Home Loan Mortgage Corp. 5.000%, TBA	21,780,000
15,000,000	Federal Home Loan Mortgage Corp. 5.500%, TBA	15,201,570
27,900,000	Federal Home Loan Mortgage Corp. 6.000%, 12/01/99	28,806,750
10,000,000	Federal Home Loan Mortgage Corp. 6.500%, 12/01/99	10,487,500
20,329	Federal National Mortgage Association 6.500%, 06/01/08	21,490
2,000,000	Federal National Mortgage Association 4.131%, 02/17/09 (d)	2,009,360
7,191	Federal National Mortgage Association 6.500%, 12/01/10	7,614
153,348	Federal National Mortgage Association 6.500%, 04/01/13	162,205
82,070	Federal National Mortgage Association 6.500%, 07/01/13	86,810
75,098	Federal National Mortgage Association 7.000%, 12/01/14	79,706
13,739	Federal National Mortgage Association 7.000%, 07/01/15	14,551
3,700	Federal National Mortgage Association 7.000%, 08/01/15	3,919

Face Amount		Value

	Federal Agencies—(Continued)
$7,930	Federal National Mortgage Association 12.500%, 09/01/15	$9,065
88,844	Federal National Mortgage Association 12.000%, 10/01/15	102,548
5,230	Federal National Mortgage Association 12.000%, 01/15/16	5,950
50,998	Federal National Mortgage Association 12.500%, 01/15/16	58,271
1,303,428	Federal National Mortgage Association 6.500%, 06/01/17	1,380,754
1,775	Federal National Mortgage Association 11.500%, 09/01/19	2,009
13,049	Federal National Mortgage Association 7.000%, 11/01/23	13,964
18,538	Federal National Mortgage Association 6.500%, 03/01/26	19,522
50,546	Federal National Mortgage Association 7.000%, 02/01/28	53,666
16,828	Federal National Mortgage Association 8.000%, 05/01/28	18,377
208,993	Federal National Mortgage Association 7.000%, 10/01/28	221,425
31,287	Federal National Mortgage Association 7.000%, 11/01/28	33,148
12,793	Federal National Mortgage Association 73.281%, 12/28/28 (d)	12,898
81,581	Federal National Mortgage Association 7.000%, 02/01/29	86,682
453,271	Federal National Mortgage Association 6.500%, 04/01/29	475,505
65,870	Federal National Mortgage Association 7.500%, 12/01/29	70,426
33,453	Federal National Mortgage Association 7.000%, 01/01/30	35,529
1,070,659	Federal National Mortgage Association 6.527%, 05/25/30 (d)	1,129,046
5,131	Federal National Mortgage Association 8.000%, 07/01/30	5,583
72,036	Federal National Mortgage Association 8.000%, 08/01/30	78,370
41,001	Federal National Mortgage Association 8.000%, 10/01/30	44,607
104,994	Federal National Mortgage Association 7.500%, 11/01/30	112,533
31,695	Federal National Mortgage Association 7.500%, 01/01/31	33,971
1,186,251	Federal National Mortgage Association 8.000%, 02/01/31	1,293,776
13,063	Federal National Mortgage Association 8.000%, 03/01/31	14,100
9,848	Federal National Mortgage Association 8.000%, 08/01/31	10,702
9,752	Federal National Mortgage Association 8.000%, 07/01/32	10,555
3,374,312	Federal National Mortgage Association 7.000%, 01/01/34	3,596,192
24,546,597	Federal National Mortgage Association 5.000%, 03/01/34	24,351,091

See accompanying notes to schedule of investments.

MSF-21

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$3,000,000	Federal National Mortgage Association 5.000%, TBA	$2,968,125
68,000,000	Federal National Mortgage Association 5.500%, TBA	69,092,500
12,000,000	Federal National Mortgage Association 6.000%, TBA	12,475,934
26,000,000	Federal National Mortgage Association 6.500%, TBA	27,267,500
10,000,000	Federal National Mortgage Association 7.000%, TBA	10,600,000
42,427	Government National Mortgage Association 9.000%, 12/15/16	47,677
318,500	Government National Mortgage Association 8.500%, 06/15/25	351,991
55,233	Government National Mortgage Association 7.500%, 01/15/29	59,467
44,510	Government National Mortgage Association 7.500%, 09/15/29	47,970
19,781	Government National Mortgage Association 7.500%, 01/15/30	21,272
43,907	Government National Mortgage Association 7.500%, 02/15/30	47,216
768	Government National Mortgage Association 7.500%, 03/15/30	826
32,095	Government National Mortgage Association 7.500%, 04/15/30	34,514
91,852	Government National Mortgage Association 7.500%, 05/15/30	98,971
39,317	Government National Mortgage Association 7.500%, 09/15/30	42,280

		238,390,731

	U.S. Treasury—13.0%
2,000,000	United States Treasury Notes 6.750%, 05/15/05	2,057,344
5,000,000	United States Treasury Notes 5.750%, 11/15/05	5,192,970
3,300,000	United States Treasury Notes 3.125%, 05/15/07	3,327,845
2,000,000	United States Treasury Notes 3.250%, 08/15/07	2,022,110
1,300,000	United States Treasury Notes 3.375%, 11/15/08	1,309,191
5,000,000	United States Treasury Notes 3.000%, 02/15/09	4,949,805

Face Amount		Value

	U.S. Treasury—(Continued)
$11,000,000	United States Treasury Notes 3.125%, 04/15/09	$10,925,662
5,000,000	United States Treasury Notes 3.625%, 07/15/09	5,060,545
2,000,000	United States Treasury Notes 4.000%, 02/15/14	1,984,532

		36,830,004

	Total Bonds & Notes (Identified Cost $274,293,418)	275,220,735

Short Term Investments—72.6%

	Commercial Paper—7.2%
4,200,000	DaimlerChrysler North America Holdings Corp. 1.830%, 10/14/04	4,197,224
4,200,000	Four Winds Funding Corp. 1.820%, 10/14/04	4,197,240
8,415,000	Hannover Funding Co. 1.760%, 10/14/04	8,409,652
3,693,000	Regency Markets, L.L.C. 1.750%, 10/14/04	3,690,666

		20,494,782

	Discount Notes—29.3%
23,000,000	Federal Farm Credit Bank 1.660%, 10/04/04	22,996,818
60,000,000	Federal Home Loan Bank 1.705%, 10/06/04	59,985,792

		82,982,610

	Repurchase Agreement—14.2%
40,207,000	Merrill Lynch Repo dated 09/30/04 at 1.680% to be repurchased at $40,208,876 on 10/01/04, collateralized by $35,055,000 U.S. Treasury Bond 6.125% due 08/15/29 with a value of $41,014,350.00	40,207,000

	U.S. Treasury—21.9%
62,000,000	United States Treasury Bills 1.511%, 10/07/04	61,984,386

	Total Short Term Investments (Identified Cost $205,668,778)	205,668,778

	Total Investments—169.8% (Identified Cost $479,962,196) (a)	480,889,513
	Other assets less liabilities	(197,744,831)

	Total Net Assets—100%	$283,144,682

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/04	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Notes 10 Year Futures	09/21/04	38	$4,278,529	$4,279,750	$1,221

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	09/21/04	(197)	21,709,302	21,817,750	(108,448)

Net Unrealized Depreciation					$(107,227)

See accompanying notes to schedule of investments.

MSF-22

Metropolitan Series Fund, Inc.

State Street Research Bond Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—96.4% of Total Net Assets

Face Amount		Value

	Aerospace & Defense—0.9%
$5,283,691	BAE Systems 2001 Asset Trust, L.L.C. (144A) 6.664%, 09/15/13	$5,869,283
2,100,000	The Boeing Co. 8.750%, 08/15/21	2,787,825

		8,657,108

	Agricultural Operations—0.3%
1,525,000	Cargill, Inc. (144A) 3.625%, 03/04/09	1,508,107
1,675,000	Cargill, Inc. (144A) 4.375%, 06/01/13	1,634,234

		3,142,341

	Airlines—0.2%
2,286,905	Continental Airlines, Inc. 9.558%, 09/01/19	2,273,595

	Asset Backed—4.8%
2,575,000	Amortizing Residential Collateral Trust 2.300%, 07/25/32 (d)	2,589,180
1,200,000	Anthracite CDO, Ltd. (144A) 3.090%, 03/23/39 (d)	1,200,000
1,600,000	Ares VIII CLO, Ltd. (144A) 3.783%, 02/26/16 (d)	1,617,872
1,221,036	Asset Backed Funding Corp. (144A) 4.450%, 05/26/34	1,219,012
5,250,000	Bank One Issuance Trust 1.834%, 03/15/12 (d)	5,260,763
382,774	Chase Funding Net Interest Margin Trust (144A) 5.000%, 01/27/35 (d)	384,459
2,605,000	Citibank Credit Card Issuance Trust 7.450%, 09/15/07	2,720,874
1,000,000	Citibank Credit Card Issuance Trust 6.650%, 05/15/08	1,053,904
1,825,000	Citibank Credit Card Issuance Trust 1.580%, 12/10/08 (d)	1,836,069
2,925,000	Countrywide Asset-Backed Certificates 2.750%, 03/26/33 (d)	2,983,235
2,759,984	Distribution Financial Services Trust 5.670%, 01/17/17	2,804,705
2,725,000	Ford Credit Auto Owner Trust 4.790%, 11/15/06	2,771,085
812,004	Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (d)	812,004
1,251,784	Knollwood CDO, Ltd. (144A) 4.320%, 01/10/39 (d)	1,253,349
893,951	Long Beach Asset Holdings Corp. (144A) 4.940%, 06/25/34	893,951
1,350,000	MBNA Credit Card Master Note Trust 6.550%, 12/15/08	1,422,483
5,125,000	MBNA Credit Card Master Note Trust 2.320%, 06/15/09 (d)	5,213,020
10,000	MBNA Master Credit Card Trust II 6.600%, 04/16/07	10,060
1,125,000	MBNA Master Credit Card Trust II 7.000%, 02/15/12	1,281,916
2,425,000	Option One Mortgage Loan Trust 1.850%, 01/25/33 (d)	2,440,217

Face Amount		Value

	Asset Backed—(Continued)
$2,050,000	Option One Mortgage Loan Trust 2.800%, 04/25/33 (d)	$2,081,620
2,575,000	Residential Asset Securities Corp. 2.850%, 01/25/33 (d)	2,612,195
3,900,000	Structured Asset Investment Loan Trust 3.050%, 04/25/33 (d)	3,942,097

		48,404,070

	Auto Parts—0.4%
725,000	ArvinMeritor, Inc. 8.750%, 03/01/12	802,938
1,100,000	Briggs & Stratton Corp. 8.875%, 03/15/11	1,313,125
1,275,000	Dana Corp. 9.000%, 08/15/11	1,539,562

		3,655,625

	Automobiles—0.7%
1,700,000	Ford Motor Co. 7.450%, 07/16/31	1,666,901
2,075,000	General Motors Corp. 8.250%, 07/15/23	2,182,703
2,650,000	General Motors Corp. 8.375%, 07/15/33	2,813,696

		6,663,300

	Biotechnology—0.3%
2,125,000	Beckman Coulter, Inc. 7.450%, 03/04/08	2,376,713
475,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	510,625

		2,887,338

	Building & Construction—1.0%
1,100,000	Beazer Homes USA, Inc. 8.375%, 04/15/12	1,215,500
1,375,000	Centex Corp. 7.875%, 02/01/11	1,603,008
2,600,000	Centex Home Equity Loan Trust 3.150%, 12/25/32 (d)	2,643,197
1,100,000	D.R. Horton, Inc. 8.500%, 04/15/12	1,243,000
1,625,000	KB Home & Broad Home Corp. (144A) 6.375%, 08/15/11	1,706,250
1,900,000	Pulte Homes, Inc. 6.375%, 05/15/33	1,867,978

		10,278,933

	Business Services—0.1%
1,125,000	Cendant Corp. 6.250%, 03/15/10	1,223,322

	Chemicals—0.1%
1,125,000	FMC Corp. 10.250%, 11/01/09	1,313,437

	Coal—0.1%
900,000	Massey Energy Co. 6.625%, 11/15/10	938,250

	Collateralized Mortgage Obligations—9.2%
2,075,000	Bear Stearns Commercial Mortgage Securities, Inc. 7.080%, 07/15/31	2,328,590
5,809,953	Bear Stearns Commercial Mortgage Securities, Inc. 4.361%, 06/11/41	5,924,117
1,825,000	Cheyne Investment Grade CDO I (144A) 2.920%, 09/26/09 (d)	1,782,113

See accompanying notes to schedule of investments.

MSF-23

Metropolitan Series Fund, Inc.

State Street Research Bond Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$1,992,607	Countrywide Home Loans, Inc. 4.660%, 02/19/34 (d)	$1,975,551
1,045,000	FFCA Secured Lending Corp. 6.940%, 09/18/25	1,060,633
4,040,052	GGP Mall Properties Trust (144A) 5.558%, 11/15/11	4,215,166
2,800,000	Holmes Financing, Plc. 2.590%, 07/15/40 (d)	2,824,857
1,916,468	iStar Asset Receivables Trust (144A) 2.200%, 08/28/22 (d)	1,917,360
2,300,000	J.P. Morgan Commercial Mortgage Finance Corp. 7.238%, 09/15/29	2,590,614
5,385,000	J.P. Morgan Commercial Mortgage Finance Corp. 6.507%, 10/15/35	5,905,369
4,247,997	LB-UBS Commercial Mortgage Trust 5.642%, 12/15/25	4,508,190
4,075,000	LB-UBS Commercial Mortgage Trust 4.559%, 09/15/27 (d)	4,133,982
4,450,169	LB-UBS Commercial Mortgage Trust 3.881%, 08/15/29	4,474,242
3,486,425	LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	3,755,138
3,436,973	Morgan Stanley Capital I, Inc. (144A) 7.220%, 07/15/29	3,707,802
1,525,000	Morgan Stanley Capital, Inc. 6.210%, 11/15/31	1,648,756
2,325,000	Morgan Stanley Dean Witter Capital I (144A) 7.532%, 02/15/33 (d)	2,644,667
1,675,000	NationsLink Funding Corp. 6.476%, 08/20/30	1,828,924
1,325,000	NationsLink Funding Corp. 6.795%, 08/20/30	1,461,202
4,825,000	Nomura Asset Securities Corp. 6.590%, 03/15/30 (d)	5,286,536
1,571,295	PNC Mortgage Acceptance Corp. 7.050%, 10/12/33	1,697,860
3,850,000	PNC Mortgage Acceptance Corp. 7.300%, 10/12/33	4,426,877
2,525,000	Residential Asset Security Mortgage Pass Through Certificates 2.850%, 04/25/33 (d)	2,569,189
1,850,000	Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34 (d)	1,958,242
5,019,368	Wachovia Bank Commercial Mortgage Trust 3.477%, 08/15/41	5,022,042
371,568	Washington Mutual Mortgage Pass Through Certificates 5.572%, 06/25/32	376,609
1,965,576	Washington Mutual Mortgage Pass Through Certificates 4.560%, 06/25/33 (d)	1,969,314
5,875,000	Washington Mutual, Inc. 3.420%, 05/25/33 (d)	5,878,250
4,750,000	Washington Mutual, Inc. 3.700%, 06/25/33 (d)	4,700,102

		92,572,294

	Computers & Business Equipment—0.2%
1,450,000	Xerox Corp. 6.875%, 08/15/11	1,515,250

Face Amount		Value

	Conglomerates—0.5%
$5,200,000	General Electric Co. 5.000%, 02/01/13	$5,347,893

	Containers & Glass—0.1%
1,125,000	Ball Corp. 6.875%, 12/15/12	1,198,125

	Drugs & Health Care—0.3%
475,000	AmerisourceBergen Corp. 7.250%, 11/15/12	515,375
1,900,000	HCA, Inc. 6.300%, 10/01/12	1,969,861

		2,485,236

	Electrical Equipment—0.2%
900,000	Ametek, Inc. 7.200%, 07/15/08	982,852
800,000	Thomas & Betts Corp. 7.250%, 06/01/13	856,131

		1,838,983

	Electrical Utilities—1.5%
1,900,000	Dominion Resources, Inc. 8.125%, 06/15/10	2,251,318
2,425,000	DTE Energy Co. 6.450%, 06/01/06	2,550,006
2,675,000	Entergy Gulf States, Inc. 3.600%, 06/01/08	2,644,374
1,475,000	FirstEnergy Corp. (Series B) 6.450%, 11/15/11	1,609,033
2,075,000	Indiana Michigan Power Co. 6.125%, 12/15/06	2,196,587
3,085,000	Progress Energy, Inc. 7.100%, 03/01/11	3,483,178

		14,734,496

	Electronics—0.3%
725,000	Fisher Scientific International, Inc. 8.000%, 09/01/13	812,000
1,175,000	Loral Corp. 7.000%, 09/15/23	1,311,087
1,000,000	PerkinElmer, Inc. 8.875%, 01/15/13	1,130,000

		3,253,087

	Environmental Control—0.1%
1,550,000	Allied Waste North America, Inc. 5.750%, 02/15/11	1,472,500

	Federal Agencies—34.0%
8,673,694	Federal Home Loan Bank 5.500%, 07/01/33	8,817,504
79,088	Federal Home Loan Mortgage Corp. 9.000%, 12/01/09	84,988
4,603	Federal National Mortgage Association 7.750%, 09/01/06	4,647
49,436	Federal National Mortgage Association 7.750%, 03/01/08	51,324
5,227	Federal National Mortgage Association 7.750%, 04/01/08	5,427
13,609	Federal National Mortgage Association 8.000%, 06/01/08	14,361
94,462	Federal National Mortgage Association 8.250%, 07/01/08	98,533

See accompanying notes to schedule of investments.

MSF-24

Metropolitan Series Fund, Inc.

State Street Research Bond Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$113,654	Federal National Mortgage Association 8.500%, 02/01/09	$121,149
23,893	Federal National Mortgage Association 8.500%, 09/01/09	25,372
2,200,000	Federal National Mortgage Association 4.125%, 04/15/14 (c)	2,119,231
483,383	Federal National Mortgage Association 6.500%, 07/01/14	512,440
19,336	Federal National Mortgage Association 9.000%, 04/01/16	21,139
1,179,143	Federal National Mortgage Association 6.000%, 07/01/16	1,237,625
6,459,886	Federal National Mortgage Association 6.500%, 04/01/17	6,833,621
3,537,867	Federal National Mortgage Association 5.000%, 06/01/18	3,601,899
2,630,385	Federal National Mortgage Association 4.500%, 10/01/18	2,628,889
3,787,666	Federal National Mortgage Association 5.000%, 06/01/23	3,805,196
2,278,802	Federal National Mortgage Association 5.500%, 01/01/24	2,335,377
484,764	Federal National Mortgage Association 6.500%, 11/01/27	510,672
2,996,640	Federal National Mortgage Association 6.500%, 12/01/29 (d)	3,153,150
5,179,427	Federal National Mortgage Association 5.500%, 04/01/33	5,259,360
12,079,657	Federal National Mortgage Association 5.000%, 11/01/33	11,983,446
9,689,471	Federal National Mortgage Association 5.500%, 11/01/33	9,839,006
14,275,829	Federal National Mortgage Association 5.500%, 01/01/34	14,496,144
18,338,326	Federal National Mortgage Association 5.000%, 03/01/34	18,192,266
5,200,000	Federal National Mortgage Association 4.000%, TBA	5,066,750
30,725,000	Federal National Mortgage Association 4.500%, TBA	30,609,781
46,925,000	Federal National Mortgage Association 5.000%, TBA	47,057,735
37,775,000	Federal National Mortgage Association 5.500%, TBA	38,484,297
30,575,000	Federal National Mortgage Association 6.000%, TBA	31,612,652
19,900,000	Federal National Mortgage Association 6.500%, TBA	20,870,125
12,850,000	Federal National Mortgage Association 7.000%, TBA	13,621,000
12,635	Government National Mortgage Association 7.500%, 05/15/07	13,186
796,068	Government National Mortgage Association 7.500%, 12/15/14	851,705
11,667	Government National Mortgage Association 9.000%, 10/15/16	13,111

Face Amount		Value

	Federal Agencies—(Continued)
$20,060	Government National Mortgage Association 8.500%, 01/15/17	$22,221
14,125	Government National Mortgage Association 8.500%, 02/15/17	15,646
29,391	Government National Mortgage Association 8.500%, 03/15/17	32,556
28,195	Government National Mortgage Association 8.500%, 05/15/17	31,231
2,884	Government National Mortgage Association 8.500%, 10/15/21	3,194
4,738	Government National Mortgage Association 8.500%, 11/15/21	5,249
6,775	Government National Mortgage Association 8.500%, 05/15/22	7,503
570,296	Government National Mortgage Association 6.500%, 05/15/29	603,456
64,099	Government National Mortgage Association 8.000%, 11/15/29	70,007
9,664,103	Government National Mortgage Association 5.500%, 04/15/33	9,852,006
3,052,301	Government National Mortgage Association 6.000%, 09/20/33	3,164,462
14,102,384	Government National Mortgage Association 5.000%, 10/20/33	14,036,574
5,022,673	Government National Mortgage Association 6.000%, 10/20/33	5,224,536
6,692,356	Government National Mortgage Association 6.000%, 11/20/33	6,938,276
4,996,066	Government National Mortgage Association 6.000%, 02/20/34	5,178,425
10,175,000	Government National Mortgage Association 5.500%, TBA	10,346,703
2,900,000	Government National Mortgage Association 6.500%, TBA	3,056,780

		342,541,933

	Finance & Banking—8.7%
3,725,000	Bank of America Corp. 7.400%, 01/15/11	4,341,283
1,513,000	Bank of America Institutional Capital (144A) 8.070%, 12/31/26	1,691,900
2,765,000	Bombardier Capital, Inc. (144A) 6.125%, 06/29/06 (c)	2,742,603
2,175,000	CIT Group, Inc. 4.125%, 02/21/06	2,213,119
1,400,000	Citigroup Capital II 7.750%, 12/01/36	1,544,788
7,082,724	Citigroup, Inc. (144A) 5.000%, 09/15/14	7,091,535
950,000	Crestar Capital Trust I 8.160%, 12/15/26	1,116,172
2,500,000	ERAC USA Finance Co. (144A) 6.625%, 02/15/05	2,535,205
450,000	ERAC USA Finance Co. (144A) 8.250%, 05/01/05	463,941
1,375,000	ERAC USA Finance Co. (144A) 6.625%, 05/15/06	1,449,972
1,600,000	ERAC USA Finance Co. (144A) 7.350%, 06/15/08	1,790,501
3,225,000	ERAC USA Finance Co. (144A) 6.700%, 06/01/34	3,408,860

See accompanying notes to schedule of investments.

MSF-25

Metropolitan Series Fund, Inc.

State Street Research Bond Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)
$1,750,000	First National Bank of Boston 7.375%, 09/15/06	$1,894,116
1,825,000	First Union Capital I 7.935%, 01/15/27	2,028,891
2,575,000	Ford Motor Credit Co. 7.375%, 10/28/09	2,820,488
4,925,000	General Electric Capital Corp. 6.125%, 02/22/11 (c)	5,430,733
2,600,000	General Motors Acceptance Corp. 7.250%, 03/02/11	2,776,033
625,000	General Motors Acceptance Corp. 8.000%, 11/01/31	646,869
4,575,000	Household Finance Corp. 6.375%, 10/15/11	5,042,583
3,725,000	Household Finance Corp. 6.375%, 11/27/12	4,127,468
4,375,000	International Lease Finance Corp. 5.750%, 02/15/07	4,631,826
3,900,000	John Hancock Global Funding (144A) 7.900%, 07/02/10	4,606,422
1,987,000	Lehman Brothers Holdings, Inc. 4.000%, 01/22/08	2,018,357
4,850,000	MBNA Corp. 5.625%, 11/30/07	5,118,326
1,675,000	Mellon Capital II 7.995%, 01/15/27	1,921,555
4,150,000	Simon Debartolo Group, L.P. 6.875%, 11/15/06	4,400,270
2,475,000	Sprint Capital Corp. 8.750%, 03/15/32	3,141,248
1,650,000	U.S. Bancorp Capital I 8.270%, 12/15/26	1,906,511
3,625,000	Verizon Global Funding Corp. 7.750%, 12/01/30	4,341,380

		87,242,955

	Financial Services—0.3%
2,675,000	Countrywide Home Loans, Inc. 4.125%, 09/15/09	2,670,265

	Food & Beverages—0.2%
1,425,000	Smithfield Foods, Inc. (144A) 7.000%, 08/01/11	1,489,125

	Forest Products & Paper—0.7%
725,000	Boise Cascade Co. 6.500%, 11/01/10	808,375
2,275,000	International Paper Co. 6.750%, 09/01/11	2,535,080
950,000	MeadWestvaco Corp. 7.100%, 11/15/09	1,060,851
1,575,000	MeadWestvaco Corp. 6.850%, 04/01/12	1,754,452
1,125,000	Weyerhaeuser Co. 7.375%, 03/15/32	1,290,925

		7,449,683

	Gas & Oil—0.7%
2,200,000	Conoco, Inc. 6.950%, 04/15/29	2,538,378
950,000	Enterprise Products Operating, L.P. (144A) 5.600%, 10/15/14	957,223
675,000	Kerr-McGee Corp. 6.875%, 09/15/11	755,079
900,000	Newfield Exploration Co. (144A) 6.625%, 09/01/14	938,250
1,075,000	Pemex Project Funding Master Trust 7.375%, 12/15/14	1,171,750
975,000	Plains Exploration & Production Co. (144A) 7.125%, 06/15/14	1,045,688

		7,406,368

Face Amount		Value

	Gas & Pipeline Utilities—0.2%
$1,950,000	Halliburton Co. (144A) 1.920%, 01/26/07 (d)	$1,950,967

	Health Care—0.1%
1,000,000	Alderwoods Group, Inc. (144A) 7.750%, 09/15/12	1,057,500

	Industrial Machinery—0.1%
1,025,000	Kennametal, Inc. 7.200%, 06/15/12	1,118,311

	Investment Brokerage—1.7%
1,125,000	J.P. Morgan Capital Trust I 7.540%, 01/15/27	1,200,675
3,400,000	J.P. Morgan Chase & Co. 6.750%, 02/01/11	3,825,191
3,000,000	Merrill Lynch & Co., Inc. 3.700%, 04/21/08	3,006,180
4,975,000	Morgan Stanley 4.750%, 04/01/14	4,816,178
4,000,000	The Goldman Sachs Group, Inc. 6.875%, 01/15/11	4,517,200

		17,365,424

	Investment Companies—0.4%
2,050,000	Dow Jones CDC.NA.HY.3 Trust 3 (144A) 8.000%, 12/29/09 (c)	2,053,844
2,025,000	Dow Jones CDX.NA.HY.3 Trust 1 (144A) 7.750%, 12/29/09 (c)	2,050,312

		4,104,156

	Media—1.0%
3,900,000	Comcast Corp. 7.050%, 03/15/33	4,278,479
1,375,000	EchoStar DBS Corp. 5.750%, 10/01/08	1,381,875
1,500,000	Lamar Media Corp. 7.250%, 01/01/13	1,612,500
150,000	Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	179,398
2,350,000	Time Warner, Inc. 9.150%, 02/01/23	3,028,619

		10,480,871

	Real Estate—1.0%
2,325,000	ERP Operating, L.P. 6.630%, 04/13/15 (d)	2,375,141
1,300,000	iStar Financial, Inc. (REIT) 7.000%, 03/15/08	1,403,878
2,150,000	Merry Land & Investment Co., Inc. (REIT) 7.250%, 06/15/05	2,216,003
1,800,000	Reckson Operating Partnership (REIT) 5.875%, 08/15/14	1,803,512
2,375,000	Vornado Realty Trust (REIT) 5.625%, 06/15/07	2,491,783

		10,290,317

	Retail—0.2%
375,000	K2, Inc. (144A) 7.375%, 07/01/14	397,500
956,000	Saks, Inc. 7.000%, 12/01/13	975,120
270,000	The Kroger Co. 7.800%, 08/15/07	300,943

		1,673,563

See accompanying notes to schedule of investments.

MSF-26

Metropolitan Series Fund, Inc.

State Street Research Bond Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Telecommunications—0.5%
$2,250,000	AT&T Broadband Corp. 9.455%, 11/15/22	$3,015,758
1,775,000	Motorola, Inc. 7.625%, 11/15/10	2,077,153

		5,092,911

	U.S. Treasury—19.8%
9,075,000	United States Treasury Bond Strips Zero Coupon, 08/15/25	3,076,734
11,025,000	United States Treasury Bonds 7.250%, 05/15/16 (c)	13,878,579
9,425,000	United States Treasury Bonds 8.875%, 02/15/19 (c)	13,613,969
8,625,000	United States Treasury Bonds 6.250%, 08/15/23 (c)	10,071,706
6,925,000	United States Treasury Bonds 6.250%, 05/15/30 (c)	8,219,109
37,325,000	United States Treasury Notes 7.000%, 07/15/06	40,229,333
8,100,000	United States Treasury Notes 5.625%, 05/15/08	8,808,434
15,300,000	United States Treasury Notes 6.500%, 02/15/10 (c)	17,555,556
40,250,000	United States Treasury Notes 5.750%, 08/15/10 (c)	44,870,901
39,425,000	United States Treasury Notes 4.000%, 11/15/12 (c)	39,615,975

		199,940,296

	Yankee—5.5%
1,325,000	Alcan, Inc. 6.125%, 12/15/33	1,375,578
1,425,000	British Telecommunications, Plc. 8.875%, 12/15/30 (d)	1,872,028
850,000	Corporacion Andina de Fomento 6.875%, 03/15/12	955,944
1,675,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	2,165,068
2,025,000	EnCana Corp. 6.500%, 08/15/34	2,164,383
2,850,000	Federal Republic of Brazil 11.000%, 08/17/40 (c)	3,194,850
1,100,000	Korea Development Bank 3.875%, 03/02/09	1,089,205
1,050,000	Luscar Coal, Ltd. 9.750%, 10/15/11	1,191,750
1,875,000	Petroleos Mexicanos 6.500%, 02/01/05 (d) (c)	1,899,375
1,875,000	Petronas Capital, Ltd. (144A) 7.875%, 05/22/22	2,244,684
3,500,000	Republic of Argentina 1.980%, 08/03/12 (d)	2,593,500
2,850,000	Republic of Chile 5.625%, 07/23/07 (c)	3,003,045
1,850,000	Republic of Colombia 8.250%, 12/22/14	1,826,875
1,350,000	Republic of Columbia 10.750%, 01/15/13	1,547,100
1,450,000	Republic of Malaysia 7.500%, 07/15/11	1,699,835
1,025,000	Republic of South Africa 9.125%, 05/19/09	1,214,625
1,550,000	Republic of South Africa 6.500%, 06/02/14	1,654,625
1,300,000	Republic of Turkey 7.250%, 03/15/15	1,281,449

Face Amount		Value

	Yankee—(Continued)
$2,075,000	Republic of Venezuela 10.750%, 09/19/13	$2,331,263
775,000	Rogers Wireless Communications, Inc. 6.375%, 03/01/14	713,000
1,650,000	Russian Federation 0/5.00%, 03/31/30 (e)	1,587,135
875,000	State of Qatar (144A) 9.750%, 06/15/30	1,257,813
2,925,000	Telecom Italia Capital (144A) 4.950%, 09/30/14	2,888,949
4,530,000	Telecomunicaciones de Puerto Rico, Inc. 6.650%, 05/15/06	4,766,951
2,550,000	Tyco International Group S.A. 6.375%, 10/15/11	2,820,096
5,200,000	United Mexican States 4.625%, 10/08/08	5,252,000
975,000	United Mexican States 8.300%, 08/15/31	1,109,062

		55,700,188

	Total Bonds & Notes (Identified Cost $956,906,834)	971,430,016

Options Purchased—0.2%
Shares

	Call—0.1%
786,000	United States Treasury Notes 10 Year Futures, Dec 112 Call, Expires 11/26/04	1,166,719

	Put—0.1%
786,000	United States Treasury Notes 10 Year Futures, Dec 112 Put, Expires 11/26/04	675,469

	Total Options Purchased (Identified Cost $2,076,072)	1,842,188

Short Term Investments—24.6%
Face Amount

	Commercial Paper—13.5%
$17,868,000	Caterpillar Financial Services Corp. 1.702%, 10/14/04	$17,857,031
15,000,000	International Lease Finance Corp. 1.622%, 10/08/04	14,995,275
18,796,000	International Lease Finance Corp. 1.626%, 11/16/04	18,757,092
1,575,000	Morgan Stanley 1.721%, 10/04/04	1,574,774
1,921,000	Morgan Stanley 1.712%, 10/08/04	1,920,362
14,458,000	Royal Bank of Scotland 1.778%, 12/10/04	14,408,240
16,421,000	The Coca-Cola Co. 1.543%, 10/12/04	16,413,273
8,562,000	UBS Finance, Inc. 1.880%, 10/01/04	8,562,000
15,000,000	UBS Finance, Inc. 1.543%, 10/04/04	14,998,075
10,000,000	UBS Finance, Inc. 1.593%, 10/14/04	9,994,258
16,381,000	UBS Finance, Inc. 1.667%, 10/14/04	16,371,151

		135,851,531

See accompanying notes to schedule of investments.

MSF-27

Metropolitan Series Fund, Inc.

State Street Research Bond Income Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Short Term Investments—(Continued)

Face Amount		Value

	Discount Notes—11.1%
$19,826,000	Federal Home Loan Mortgage Corp. 1.670%, 10/12/04	$19,815,883
15,074,000	Federal National Mortgage Association 1.640%, 10/18/04	15,062,469
28,125,000	Federal National Mortgage Association 1.690%, 11/17/04	28,062,945
14,551,000	Federal National Mortgage Association 1.685%, 11/24/04	14,514,332
35,000,000	Federal National Mortgage Association 1.800%, 12/15/04	34,869,479

		112,325,108

	Total Short Term Investments (Identified Cost $248,176,639)	248,176,639

	Total Investments—121.2% (Identified Cost $1,207,159,545) (a)	1,221,448,843
	Other assets less liabilities	(213,337,099)

	Total Net Assets—100%	$1,008,111,744

Futures Contracts

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/04	Unrealized Appreciation/ Depreciation
Interest Rate Swap 10 Year Future	12/13/04	425	$46,522,312	$47,068,750	$546,438
U.S. Treasury Note 2 Year Future	12/30/04	327	69,101,199	69,073,641	(27,558)

Futures Contracts Short
U.S. Treasury Note 5 Year Future	12/20/04	(35)	3,854,773	3,876,250	(21,477)
U.S. Treasury Note 10 Year Future	12/20/04	(692)	78,058,230	77,936,500	121,730

Net Unrealized Appreciation					$619,133

See accompanying notes to schedule of investments.

MSF-28

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—58.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.0%
6,000	Honeywell International, Inc.	$215,160
87,790	Lockheed Martin Corp.	4,896,926
20,656	Northrop Grumman Corp.	1,101,585
15,600	Precision Castparts Corp.	936,780
11,700	United Technologies Corp.	1,092,546

		8,242,997

	Airlines—0.1%
34,600	Southwest Airlines Co.	471,252

	Auto Components—0.1%
5,005	Magna International, Inc.	370,770

	Automobiles—0.1%
10,000	Toyota Motor Corp., (JPY)	382,918

	Beverages—0.7%
11,700	Anheuser-Busch Cos., Inc.	584,415
28,220	Diageo, Plc., (GBP)	352,750
41,425	PepsiCo, Inc.	2,015,326

		2,952,491

	Biotechnology—0.3%
7,300	Genzyme Corp. (b)	397,193
29,000	MedImmune, Inc. (b)	687,300

		1,084,493

	Building Products—0.3%
36,400	Masco Corp.	1,256,892

	Capital Markets—3.0%
11,670	Franklin Resources, Inc.	650,719
160,820	Mellon Financial Corp.	4,453,106
84,040	Merrill Lynch & Co., Inc.	4,178,469
33,900	Morgan Stanley	1,671,270
18,840	The Goldman Sachs Group, Inc.	1,756,641

		12,710,205

	Chemicals—2.5%
28,304	Air Products & Chemicals, Inc.	1,539,171
71,600	E. I. du Pont de Nemours & Co.	3,064,480
19,980	Lyondell Chemical Co.	448,751
30,900	Monsanto Co.	1,125,378
31,700	PPG Industries, Inc.	1,942,576
3,800	Praxair, Inc.	162,412
8,410	Syngenta AG, (CHF)	803,650
31,220	The Dow Chemical Co.	1,410,520

		10,496,938

	Commercial Banks—3.6%
175,678	Bank of America Corp.	7,612,128
65,100	PNC Financial Services Group, Inc.	3,521,910
45,610	SunTrust Banks, Inc.	3,211,400
33,300	U.S. Bancorp	962,370

		15,307,808

Shares		Value

	Communications Equipment—0.9%
34,000	Cisco Systems, Inc. (b)	$615,400
244,200	Nokia Corp. (ADR)	3,350,424

		3,965,824

	Computers & Peripherals—0.4%
67,764	Hewlett-Packard Co.	1,270,575
4,540	International Business Machines Corp.	389,260

		1,659,835

	Consumer Finance—0.7%
33,650	American Express Co.	1,731,629
49,400	MBNA Corp.	1,244,880

		2,976,509

	Containers & Packaging—0.8%
143,600	Owens-Illinois, Inc. (b)	2,297,600
55,800	Smurfit-Stone Container Corp. (b)	1,080,846

		3,378,446

	Diversified Financial Services—3.1%
185,673	Citigroup, Inc.	8,191,893
121,008	JPMorgan Chase & Co.	4,807,648

		12,999,541

	Diversified Telecommunication Services—4.2%
543,700	Nortel Networks Corp.	1,848,580
30,120	SBC Communications, Inc.	781,614
392,720	Sprint Corp.	7,905,453
181,470	Verizon Communications, Inc.	7,146,289

		17,681,936

	Electric Utilities—1.8%
21,070	Cinergy Corp.	834,372
16,990	Energy East Corp.	427,808
30,390	Entergy Corp.	1,841,938
25,170	Exelon Corp.	923,487
5,061	FirstEnergy Corp.	207,906
7,600	KeySpan Corp.	297,920
28,050	NiSource, Inc.	589,331
22,710	PPL Corp.	1,071,458
28,199	TXU Corp.	1,351,296

		7,545,516

	Electrical Equipment—0.4%
8,160	Cooper Industries, Ltd. (Class A)	481,440
15,690	Emerson Electric Co.	971,054

		1,452,494

	Energy Equipment & Services—1.9%
22,560	BJ Services Co.	1,182,370
30,790	Cooper Cameron Corp. (b)	1,688,524
103,270	Noble Corp. (b)	4,641,986
5,789	Schlumberger, Ltd.	389,657

		7,902,537

See accompanying notes to schedule of investments.

MSF-29

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Food & Staples Retailing—0.2%
257,780	Rite Aid Corp.	$907,385

	Food Products—1.9%
94,844	Archer-Daniels-Midland Co.	1,610,451
55,400	General Mills, Inc.	2,487,460
32,930	H.J. Heinz Co.	1,186,139
29,310	Kellogg Co.	1,250,364
71,830	Sara Lee Corp.	1,642,034

		8,176,448

	Gas Utilities—0.1%
18,100	AGL Resources, Inc.	556,937

	Health Care Equipment & Supplies—0.2%
12,493	Baxter International, Inc.	401,775
2,740	Guidant Corp.	180,950

		582,725

	Health Care Providers & Services—0.8%
33,500	Apria Healthcare Group, Inc. (b)	912,875
13,600	HCA, Inc.	518,840
7,100	Lincare Holdings, Inc. (b)	210,941
150,300	Tenet Healthcare Corp. (b)	1,621,737

		3,264,393

	Hotels, Restaurants & Leisure—0.3%
35,000	Hilton Hotels Corp.	659,400
17,470	McDonald’s Corp.	489,684

		1,149,084

	Household Durables—0.3%
70,600	Newell Rubbermaid, Inc.	1,414,824

	Household Products—0.7%
15,700	Colgate-Palmolive Co.	709,326
36,839	Kimberly-Clark Corp.	2,379,431

		3,088,757

	IT Services—0.3%
36,630	Accenture, Ltd. (Class A) (b)	990,841
10,300	Fiserv, Inc. (b)	359,058

		1,349,899

	Industrial Conglomerates—1.3%
136,840	General Electric Co.	4,595,087
29,419	Tyco International, Ltd.	901,987

		5,497,074

	Insurance—2.5%
9,060	AFLAC, Inc.	355,243
80,000	Conseco, Inc. (b)	1,412,800
44,890	Hartford Financial Services Group, Inc.	2,780,038
4,070	Marsh & McLennan Cos., Inc.	186,243
88,456	The Allstate Corp.	4,245,003
5,400	The Chubb Corp.	379,512
38,552	The St. Paul Travelers Cos., Inc.	1,274,529

		10,633,368

Shares		Value

	Internet Software & Services—0.1%
23,750	McAfee, Inc.	$477,375

	Leisure Equipment & Products—0.5%
11,190	Hasbro, Inc.	210,372
95,500	Mattel, Inc.	1,731,415

		1,941,787

	Machinery—0.7%
10,400	Caterpillar, Inc.	836,680
8,600	Deere & Co.	555,130
13,200	Eaton Corp.	837,012
10,300	Ingersoll-Rand Co., Ltd. (Class A)	700,091

		2,928,913

	Media—4.3%
194,570	Comcast Corp. (Special Class A) (b)	5,432,394
9,390	Cox Communications, Inc.	311,091
22,950	Dex Media, Inc.	485,852
2,800	Grupo Televisa S.A. (ADR)	147,644
173,660	Reed Elsevier, Plc., (GBP)	1,525,829
23,700	The News Corp., Ltd. (ADR)	742,521
93,119	The Walt Disney Co.	2,099,833
19,665	Time Warner, Inc. (b)	317,393
22,290	Tribune Co.	917,234
184,582	Viacom, Inc. (Class B)	6,194,572

		18,174,363

	Metals & Mining—0.6%
62,300	BHP Billiton, Plc., (GBP)	656,627
83,600	Companhia Vale do Rio Doce (ADR) (b)	1,878,492

		2,535,119

	Multi-Utilities—0.6%
452,060	Calpine Corp. (b)	1,310,974
15,700	Dominion Resources, Inc.	1,024,425
9,000	National Fuel Gas Co.	254,970

		2,590,369

	Multiline Retail—0.1%
18,900	Family Dollar Stores, Inc.	512,190

	Office Electronics—0.1%
27,800	Xerox Corp.	391,424

	Oil & Gas—4.9%
78,690	BP, Plc. (ADR)	4,527,036
21,500	ConocoPhillips	1,781,275
35,650	Devon Energy Corp.	2,531,506
18,900	EnCana Corp.	875,070
6,200	EOG Resources, Inc.	408,270
76,608	Exxon Mobil Corp.	3,702,465
123,100	GlobalSantaFe Corp.	3,773,015
17,750	Total S.A. (ADR)	1,813,517
28,285	Unocal Corp.	1,216,255

		20,628,409

See accompanying notes to schedule of investments.

MSF-30

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)	Bonds & Notes—38.9%

Shares		Value

	Paper & Forest Products—0.7%
35,420	Bowater, Inc.	$1,352,690
42,250	International Paper Co.	1,707,322

		3,060,012

	Pharmaceuticals—4.5%
72,790	Abbott Laboratories	3,083,384
3,710	Eli Lilly & Co.	222,786
100,020	Johnson & Johnson	5,634,127
82,428	Merck & Co., Inc.	2,720,124
14,270	Novartis AG, (CHF)	665,620
17,900	Pfizer, Inc.	547,740
14,950	Roche Holdings AG, (CHF)	1,548,482
121,260	Wyeth	4,535,124

		18,957,387

	Road & Rail—0.3%
19,365	Burlington Northern Santa Fe Corp.	741,873
9,843	Union Pacific Corp.	576,800

		1,318,673

	Semiconductors & Equipment—0.1%
3,200	Analog Devices, Inc.	124,096
8,420	Novellus Systems, Inc. (b)	223,888

		347,984

	Software—1.6%
25,000	Cadence Design Systems, Inc. (b)	326,000
67,700	Computer Associates International, Inc.	1,780,510
168,455	Microsoft Corp.	4,657,781

		6,764,291

	Specialty Retail—1.2%
132,050	The Gap, Inc.	2,469,335
31,800	The Home Depot, Inc.	1,246,560
58,270	TJX Cos., Inc.	1,284,271

		5,000,166

	Thrifts & Mortgage Finance—0.9%
33,744	Federal Home Loan Mortgage Corp.	2,201,459
25,948	Federal National Mortgage Association	1,645,103

		3,846,562

	Tobacco—0.7%
61,250	Altria Group, Inc.	2,881,200

	Wireless Telecommunication Services—1.0%
171,071	Vodafone Group, Plc. (ADR)	4,124,522

	Total Common Stocks (Identified Cost $233,277,581)	245, 941,042

Face Amount		Value

	Aerospace & Defense—0.4%
$381,000	BAE Systems Holdings, Inc. (144A) 6.400%, 12/15/11	$424,442
510,000	Northrop Grumman Corp. 7.750%, 02/15/31	627,977
380,000	Raytheon Co. 6.150%, 11/01/08	413,482

		1,465,901

	Agricultural Operations—0.0%
124,743	Falcon Franchise Loan, L.L.C. 7.382%, 05/05/10	133,186

	Asset Backed—0.7%
220,000	AESOP Funding, L.L.C. (144A) 2.860%, 08/20/09	214,465
204,000	AmeriCredit Automobile Receivables Co. 2.180%, 07/07/08	202,377
88,804	Capital Auto Receivables Asset Trust (144A) 3.050%, 09/15/05 (d)	88,941
325,000	Capital One Auto Finance Trust 4.790%, 01/15/09	331,343
300,000	Capital One Master Trust 5.450%, 03/16/09	310,606
300,000	Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (d)	331,816
211,455	Continental Airlines Pass Through 6.648%, 09/15/17	197,930
250,000	Honda Auto Receivables 3.610%, 12/18/07	252,397
500,000	Providian Gateway Master Trust 2.040%, 03/16/09 (d)	501,331
91,685	Residential Asset Mortgage Products, Inc. 3.800%, 07/25/30	90,289
186,506	USAA Auto Owner Trust 3.910%, 04/16/07	187,284
200,000	WFS Financial Owner Trust 4.870%, 09/20/09	203,813

		2,912,592

	Automobiles—0.5%
222,000	DaimlerChrysler North America Holdings Corp. 8.000%, 06/15/10	258,108
651,000	DaimlerChrysler North America Holdings Corp. 6.500%, 11/15/13	706,342
486,000	Ford Motor Co. 7.450%, 07/16/31	476,538
151,000	General Motors Corp. 7.200%, 01/15/11	159,919
294,000	General Motors Corp. 8.375%, 07/15/33	312,161

		1,913,068

	Building & Construction—0.1%
309,000	CRH America, Inc. 6.950%, 03/15/12	352,157

	Chemicals—0.0%
108,000	Dow Chemical Co. 5.750%, 12/15/08	115,268

	Collateralized Mortgage Obligations—1.7%
150,000	Bear Stearns Commercial Mortgage Securities, Inc. 4.680%, 08/13/39	150,338

See accompanying notes to schedule of investments.

MSF-31

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Collateralized Mortgage Obligations—(Continued)
$700,000	Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	$764,779
193,000	Criimi Mae Commercial Mortgage Trust (144A) 7.000%, 06/02/33	209,968
200,554	Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	216,198
497,012	First Union Lehman Brothers Commercial Mortgage Trust 7.380%, 04/18/29	536,314
21,934	First Union Lehman Brothers Commercial Mortgage Trust 6.650%, 11/18/29	23,613
336,525	First Union Lehman Brothers Commercial Mortgage Trust 6.560%, 11/18/35	365,701
35,000	GFCM 2003-1 (144A) 5.742%, 05/12/35 (d)	36,151
500,000	Greenwich Capital Commercial Funding Corp. 4.915%, 01/05/36 (d)	508,870
258,462	Lehman Brothers Commercial Conduit Mortgage Trust 6.480%, 02/18/30 (d)	280,148
311,682	Lehman Brothers Commercial Conduit Mortgage Trust 6.780%, 06/15/31	345,664
385,382	Merrill Lynch Mortgage Investments, Inc. 6.390%, 02/15/30 (d)	410,673
6,405,989	Morgan Stanley Capital I (144A) 0.799%, 11/15/30 (d)	157,605
250,000	Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	258,945
52,394	Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	58,044
500,000	Nomura Asset Securities Corp. 6.590%, 03/15/30 (d)	547,828
236,012	Onyx Acceptance Owner Trust 4.600%, 10/15/08	239,510
125,000	Pemex Project Funding Master Trust 9.125%, 10/13/10	148,750
127,000	Pemex Project Funding Master Trust 8.625%, 02/01/22	144,399
30,328	Residential Funding Mortgage Securities, Inc. 6.000%, 12/25/16	30,273
42,978	Small Business Administration Participation Certificates 4.350%, 07/01/23 (d)	42,274
111,000	Small Business Administration Participation Certificates 4.770%, 04/01/24 (d)	111,532
180,000	Small Business Administration Participation Certificates 5.180%, 05/01/24 (d)	184,521
571,000	Small Business Administration Participation Certificates 5.520%, 06/01/24 (d)	594,766
333,000	Small Business Administration Participation Certificates 4.990%, 09/01/24 (d)	337,396
232,619	TIAA Retail Commercial Mortgage Trust (144A) 7.170%, 01/15/32	247,203

		6,951,463

	Drugs & Health Care—0.2%
40,000	HCA, Inc. 8.750%, 09/01/10	46,887
386,000	HCA, Inc. 6.950%, 05/01/12	416,789
43,000	HCA, Inc. 6.250%, 02/15/13	44,321
258,000	Wyeth 5.500%, 03/15/13	263,227

		771,224

Face Amount		Value

	Electrical Utilities—1.2%
$174,000	Centerpoint Energy Resources Corp. 7.875%, 04/01/13	$205,106
290,000	DTE Energy Co. 7.050%, 06/01/11	327,320
518,000	Exelon Generation Co., L.L.C. 6.950%, 06/15/11	585,215
331,000	FirstEnergy Corp. (Series B) 6.450%, 11/15/11	361,078
103,000	GCIC Funding Corp. 5.129%, 01/15/14	103,981
150,000	MidAmerican Energy Holdings Co. 3.500%, 05/15/08	147,645
500,000	MidAmerican Energy Holdings Co. 5.875%, 10/01/12	527,882
200,000	Niagara Mohawk Power Corp. 5.375%, 10/01/04	200,000
68,000	Niagara Mohawk Power Corp. 7.750%, 05/15/06	72,970
100,000	NiSource, Inc. 3.200%, 11/01/06	99,693
434,000	Oncor Electric Delivery Co. 7.000%, 09/01/22	488,847
427,000	Pacific Gas & Electric Co. 4.800%, 03/01/14	423,826
238,000	Progress Energy, Inc. 7.100%, 03/01/11	268,719
278,000	Progress Energy, Inc. 6.850%, 04/15/12	310,502
155,000	PSE&G Power, L.L.C. 6.950%, 06/01/12	173,608
200,000	PSE&G Power, L.L.C. 8.625%, 04/15/31	256,112
217,000	TXU Energy Co. 7.000%, 03/15/13	245,011
50,000	United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	51,735
45,000	Virginia Electric & Power Co. 5.375%, 02/01/07	47,072

		4,896,322

	Energy—0.0%
100,000	PPL Energy Supply, L.L.C. 6.400%, 11/01/11	109,438

	Environmental Control—0.2%
196,000	USA Waste Services, Inc. 7.000%, 07/15/28	216,910
500,000	Waste Management, Inc. 7.375%, 08/01/10	577,148

		794,058

	Federal Agencies—18.8%
1,245,000	Federal Home Loan Bank 2.875%, 09/15/06	1,247,255
480,000	Federal Home Loan Bank 5.250%, 06/18/14	503,133
85,735	Federal Home Loan Bank 5.000%, 06/01/18	87,260
188,323	Federal Home Loan Bank 5.000%, 12/01/18	191,672
272,118	Federal Home Loan Bank 4.500%, 01/01/19	271,865
230,371	Federal Home Loan Bank 5.500%, 01/01/19	238,235
308,376	Federal Home Loan Bank 5.000%, 02/01/19	313,603
28,559	Federal Home Loan Bank 5.500%, 04/01/19	29,544
23,321	Federal Home Loan Bank 5.500%, 06/01/19	24,118
49,831	Federal Home Loan Bank 6.000%, 08/01/19	52,244
239,525	Federal Home Loan Bank 6.000%, 02/01/23	249,445
247,021	Federal Home Loan Bank 5.500%, 12/01/33	250,944
192,661	Federal Home Loan Bank 5.500%, 01/01/34	195,721
115,863	Federal Home Loan Bank 5.500%, 04/01/34	117,594
109,431	Federal Home Loan Bank 6.000%, 04/01/34	113,153

See accompanying notes to schedule of investments.

MSF-32

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$110,604	Federal Home Loan Bank 6.500%, 05/01/34	$116,146
149,761	Federal Home Loan Bank 6.500%, 06/01/34	157,265
281,093	Federal Home Loan Bank 6.000%, 07/01/34	290,652
2,415,880	Federal Home Loan Bank 6.000%, 08/01/34	2,498,040
363,799	Federal Home Loan Bank 6.500%, 08/01/34	382,028
1,270,000	Federal Home Loan Mortgage Corp. 7.000%, 07/15/05	1,316,660
961,000	Federal Home Loan Mortgage Corp. 5.500%, 07/15/06	1,006,985
419,000	Federal Home Loan Mortgage Corp. 2.875%, 12/15/06	418,572
725,000	Federal Home Loan Mortgage Corp. 5.500%, 09/15/11	780,809
3,637,000	Federal Home Loan Mortgage Corp. 4.875%, 11/15/13	3,725,623
65,763	Federal Home Loan Mortgage Corp. 5.000%, 12/01/17	66,986
213,050	Federal Home Loan Mortgage Corp. 5.500%, 05/01/33	216,433
663,097	Federal Home Loan Mortgage Corp. 5.000%, 09/01/33	658,690
318,259	Federal Home Loan Mortgage Corp. 5.000%, 11/01/33	316,144
322,000	Federal National Mortgage Association 2.500%, 06/15/06	320,871
3,666,000	Federal National Mortgage Association 5.250%, 04/15/07	3,864,683
942,880	Federal National Mortgage Association 6.500%, 05/01/08	1,018,963
728,000	Federal National Mortgage Association 6.000%, 05/15/08	791,792
804,000	Federal National Mortgage Association 6.625%, 09/15/09	905,794
3,400,000	Federal National Mortgage Association 6.625%, 11/15/10	3,867,136
250,000	Federal National Mortgage Association 6.000%, 05/15/11	276,067
599,000	Federal National Mortgage Association 5.125%, 01/02/14	610,188
371,964	Federal National Mortgage Association 4.518%, 05/01/14	370,018
207,519	Federal National Mortgage Association 7.000%, 02/01/16	220,256
210,480	Federal National Mortgage Association 6.000%, 04/01/16	220,904
65,642	Federal National Mortgage Association 6.000%, 12/01/16	68,878
159,864	Federal National Mortgage Association 6.000%, 02/01/17	167,743
163,669	Federal National Mortgage Association 6.000%, 05/01/17	171,729
196,318	Federal National Mortgage Association 6.000%, 08/01/17	205,986
124,398	Federal National Mortgage Association 5.500%, 09/01/17	128,849
904,804	Federal National Mortgage Association 6.000%, 09/01/17	949,362

Face Amount		Value

	Federal Agencies—(Continued)
$68,078	Federal National Mortgage Association 5.000%, 11/01/17	$69,357
217,265	Federal National Mortgage Association 5.500%, 11/01/17	225,040
443,236	Federal National Mortgage Association 5.500%, 12/01/17	459,096
137,843	Federal National Mortgage Association 5.500%, 01/01/18	142,776
273,936	Federal National Mortgage Association 5.000%, 02/01/18	279,080
126,033	Federal National Mortgage Association 5.500%, 02/01/18	130,459
156,914	Federal National Mortgage Association 4.500%, 04/01/18	156,825
277,248	Federal National Mortgage Association 4.500%, 06/01/18	277,090
1,513,020	Federal National Mortgage Association 4.500%, 07/01/18	1,512,160
126,800	Federal National Mortgage Association 5.000%, 10/01/18	129,095
260,032	Federal National Mortgage Association 5.000%, 11/01/18	264,738
1,026,339	Federal National Mortgage Association 6.000%, 11/01/18	1,076,920
288,904	Federal National Mortgage Association 5.000%, 12/01/18	294,133
483,063	Federal National Mortgage Association 5.500%, 12/01/18	500,025
322,708	Federal National Mortgage Association 5.500%, 03/01/19	334,040
2,010,056	Federal National Mortgage Association 4.500%, 06/01/19	2,005,399
2,696,879	Federal National Mortgage Association 5.000%, 06/01/19	2,743,435
1,325,009	Federal National Mortgage Association 5.500%, 06/01/19	1,371,071
927,820	Federal National Mortgage Association 5.000%, 07/01/19	943,837
330,465	Federal National Mortgage Association 5.500%, 07/01/19	341,953
67,682	Federal National Mortgage Association 5.500%, 08/01/19	70,035
208,686	Federal National Mortgage Association 6.000%, 01/01/23	217,590
283,907	Federal National Mortgage Association 6.500%, 11/01/28	298,511
45,362	Federal National Mortgage Association 6.500%, 07/01/31	47,614
683,264	Federal National Mortgage Association 6.500%, 09/01/31	717,187
56,828	Federal National Mortgage Association 7.500%, 11/01/31	60,909
47,583	Federal National Mortgage Association 7.500%, 02/01/32	51,000
153,614	Federal National Mortgage Association 6.500%, 05/01/32	161,244

See accompanying notes to schedule of investments.

MSF-33

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$24,608	Federal National Mortgage Association 6.500%, 06/01/32	$25,830
374,230	Federal National Mortgage Association 6.500%, 07/01/32	392,817
310,837	Federal National Mortgage Association 6.500%, 08/01/32	326,275
22,219	Federal National Mortgage Association 6.500%, 01/01/33	23,323
658,374	Federal National Mortgage Association 5.500%, 02/01/33	668,535
452,551	Federal National Mortgage Association 5.500%, 04/01/33	459,535
897,868	Federal National Mortgage Association 5.500%, 06/01/33	911,724
1,659,006	Federal National Mortgage Association 5.500%, 07/01/33	1,684,609
292,795	Federal National Mortgage Association 5.500%, 08/01/33	297,514
233,761	Federal National Mortgage Association 5.500%, 10/01/33	237,368
748,929	Federal National Mortgage Association 5.000%, 11/01/33	742,964
1,128,733	Federal National Mortgage Association 5.500%, 11/01/33	1,146,153
77,645	Federal National Mortgage Association 5.500%, 12/01/33	78,843
477,695	Federal National Mortgage Association 5.500%, 01/01/34	485,067
484,697	Federal National Mortgage Association 5.500%, 02/01/34	492,177
93,352	Federal National Mortgage Association 5.500%, 03/01/34	94,750
110,145	Federal National Mortgage Association 6.500%, 03/01/34	115,631
691,738	Federal National Mortgage Association 5.000%, 04/01/34	685,328
179,435	Federal National Mortgage Association 5.500%, 04/01/34	182,034
954,770	Federal National Mortgage Association 6.000%, 04/01/34	989,020
2,542,899	Federal National Mortgage Association 6.500%, 04/01/34	2,669,619
825,643	Federal National Mortgage Association 5.500%, 05/01/34	837,600
118,184	Federal National Mortgage Association 6.000%, 05/01/34	122,424
4,956,622	Federal National Mortgage Association 5.500%, 06/01/34	5,028,408
1,155,076	Federal National Mortgage Association 6.000%, 06/01/34	1,196,512
191,530	Federal National Mortgage Association 6.500%, 06/01/34	201,069
2,031,502	Federal National Mortgage Association 5.500%, 07/01/34	2,060,924
942,446	Federal National Mortgage Association 6.000%, 07/01/34	976,254

Face Amount		Value

	Federal Agencies—(Continued)
$154,665	Federal National Mortgage Association 6.500%, 07/01/34	$162,368
315,338	Federal National Mortgage Association 5.500%, 08/01/34	319,905
3,244,490	Federal National Mortgage Association 6.000%, 08/01/34	3,360,879
135,952	Federal National Mortgage Association 5.500%, 10/01/34	137,921
419,771	Government National Mortgage Association 7.500%, 12/15/23	454,458
2,353	Government National Mortgage Association 7.500%, 05/15/24	2,546
121,029	Government National Mortgage Association 7.500%, 06/15/24	130,942
3,274	Government National Mortgage Association 7.500%, 08/15/24	3,543
15,587	Government National Mortgage Association 7.500%, 02/15/27	16,813
40,582	Government National Mortgage Association 7.500%, 08/15/27	43,774
205,563	Government National Mortgage Association 7.500%, 10/15/27	221,729
66,988	Government National Mortgage Association 7.500%, 11/15/27	72,256
63,941	Government National Mortgage Association 7.000%, 02/15/28	68,284
13,617	Government National Mortgage Association 7.500%, 04/15/28	14,682
55,428	Government National Mortgage Association 6.500%, 08/15/28	58,657
92,111	Government National Mortgage Association 7.000%, 08/15/28	98,368
291,110	Government National Mortgage Association 6.500%, 10/15/28	308,068
123,797	Government National Mortgage Association 7.000%, 10/15/28	132,206
11,570	Government National Mortgage Association 7.000%, 11/15/28	12,356
166,831	Government National Mortgage Association 7.500%, 11/15/28	179,885
390,132	Government National Mortgage Association 6.000%, 12/15/28	406,036
131,744	Government National Mortgage Association 6.500%, 12/15/28	139,430
13,732	Government National Mortgage Association 8.500%, 05/15/29	15,090
48,518	Government National Mortgage Association 8.500%, 10/15/29	53,313
55,815	Government National Mortgage Association 8.000%, 08/15/30	60,935
524,818	Government National Mortgage Association 6.000%, 12/15/31	545,277
20,442	Government National Mortgage Association 6.000%, 03/15/32	21,227
63,543	Government National Mortgage Association 6.500%, 05/15/32	67,110

See accompanying notes to schedule of investments.

MSF-34

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Federal Agencies—(Continued)
$81,286	Government National Mortgage Association 7.000%, 08/15/32	$86,702
113,760	Government National Mortgage Association 6.000%, 09/15/32	118,129
312,608	Government National Mortgage Association 5.500%, 11/15/32	318,906
375,289	Government National Mortgage Association 6.000%, 01/15/33	389,665
29,721	Government National Mortgage Association 6.000%, 02/15/33	30,860
429,577	Government National Mortgage Association 6.000%, 04/15/33	446,033
1,498,537	Government National Mortgage Association 5.500%, 08/15/33	1,527,674
20,826	Government National Mortgage Association 6.000%, 08/15/33	21,624
670,427	Government National Mortgage Association 6.000%, 07/15/34	695,944
24,978	Government National Mortgage Association 6.500%, 08/15/34	26,374
300,000	Government National Mortgage Association 5.000%, TBA	298,312
98,000	U.S. Department of Housing & Urban Development 7.498%, 08/01/11	111,680

		79,188,925

	Finance & Banking—1.6%
983,000	Bank of America Corp. 7.400%, 01/15/11	1,145,632
100,000	Bank One Corp. 8.000%, 04/29/27	125,418
810,972	Citigroup, Inc. (144A) 5.000%, 09/15/14	811,981
170,000	Ford Motor Credit Co. 6.500%, 01/25/07	180,061
200,000	Ford Motor Credit Co. 7.375%, 10/28/09	219,067
375,000	Ford Motor Credit Co. 7.875%, 06/15/10	418,258
247,000	Ford Motor Credit Co. 7.375%, 02/01/11	268,615
105,000	Fund American Cos., Inc. 5.875%, 05/15/13	107,197
424,000	General Electric Capital Corp. 6.750%, 03/15/32	487,984
346,000	General Motors Acceptance Corp. 7.250%, 03/02/11	369,426
300,000	Prudential Financial, Inc. 4.500%, 07/15/13	290,889
691,000	Prudential Financial, Inc. 5.100%, 09/20/14	691,595
131,000	Prudential Funding Corp. (144A) 6.600%, 05/15/08	145,578
400,000	U.S. Bancorp 7.500%, 06/01/26	483,711
307,000	Wachovia Corp. 5.250%, 08/01/14	313,827
750,000	Wells Fargo Bank N.A. 6.450%, 02/01/11	840,967

		6,900,206

	Financial Services—1.3%
485,000	AIG SunAmerica Global Financing II (144A) 7.600%, 06/15/05	502,227
1,013,000	Boeing Capital Corp. 6.500%, 02/15/12	1,134,041
458,000	Cendant Corp. 6.875%, 08/15/06	488,160
87,000	Cendant Corp. 6.250%, 01/15/08	93,781
167,000	Countrywide Home Loans, Inc. 5.500%, 08/01/06	174,179

Face Amount		Value

	Financial Services—(Continued)
$524,000	Credit Suisse First Boston USA, Inc. 4.625%, 01/15/08	$541,292
455,000	Credit Suisse First Boston USA, Inc. 6.500%, 01/15/12	505,464
250,000	Credit Suisse First Boston USA, Inc. 6.550%, 01/17/35	270,413
25,000	Credit Suisse First Boston USA, Inc. 6.380%, 12/16/35	27,688
318,000	DBS Capital Funding Corp. (144A) 7.657%, 03/15/49 (d)	369,435
175,000	KFW International Finance, Inc. 4.250%, 04/18/05	176,911
100,000	MidAmerican Funding, L.L.C. 6.927%, 03/01/29	111,240
237,156	Mortgage Capital Funding, Inc. 6.337%, 11/18/31	256,525
50,000	Norwest Corp. 7.650%, 03/15/05	51,197
141,000	Popular North America, Inc. 4.250%, 04/01/08	143,648
300,000	RBS Capital Trust II 12/29/49 (d)	305,998
308,000	TCI Communications Financing III 9.650%, 03/31/27	360,686

		5,512,885

	Food & Beverages—0.4%
244,000	Cadbury Schweppes U.S. Finance (144A) 5.125%, 10/01/13	247,774
200,000	Coca-Cola Co. 5.125%, 09/17/13	204,971
35,000	General Mills, Inc. 6.000%, 02/15/12	37,699
152,000	Kraft Foods, Inc. 6.250%, 06/01/12	166,064
486,000	Miller Brewing Co. (144A) 5.500%, 08/15/13	506,726
560,000	The Kroger Co. 6.750%, 04/15/12	626,260

		1,789,494

	Forest Products & Paper—0.1%
35,000	MeadWestvaco Corp. 6.850%, 04/01/12	38,988
166,000	MeadWestvaco Corp. 6.800%, 11/15/32	173,009
241,000	Weyerhaeuser Co. 6.750%, 03/15/12	270,254

		482,251

	Gas & Oil—0.6%
150,000	Amerada Hess Corp. 7.300%, 08/15/31	163,512
60,000	Devon Energy Corp. 7.950%, 04/15/32	74,432
311,000	Devon Financing Corp. 6.875%, 09/30/11	350,891
195,000	EnCana Holdings Finance Corp. 5.800%, 05/01/14	207,064
161,000	Kerr-McGee Corp. 6.950%, 07/01/24	171,573
263,000	Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	292,954
150,000	Kinder Morgan Energy Partners, L.P. 7.125%, 03/15/12	170,866
53,000	Kinder Morgan Energy Partners, L.P. 7.750%, 03/15/32	62,736

See accompanying notes to schedule of investments.

MSF-35

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Gas & Oil—(Continued)
$600,000	Occidental Petroleum Corp. 7.650%, 02/15/06	$637,619
229,000	Pemex Project Funding Master Trust 7.375%, 12/15/14	249,610
195,000	Pioneer Natural Resource 5.875%, 07/15/16	203,495
100,000	Tosco Corp. 7.625%, 05/15/06	107,007

		2,691,759

	Industrial Machinery—0.0%
150,000	Kennametal, Inc. 7.200%, 06/15/12	163,655

	Insurance—0.1%
100,000	Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	120,669
24,000	SAFECO Corp. 4.875%, 02/01/10	24,777
85,000	The St. Paul Travelers Cos., Inc. 5.750%, 03/15/07	89,316
56,000	Travelers Property Casualty Corp. 6.375%, 03/15/33	57,375

		292,137

	Investment Brokerage—0.5%
260,000	Dean Witter Discover & Co. 6.750%, 01/01/16	291,413
518,000	Goldman Sachs Group, Inc. 5.700%, 09/01/12	547,359
450,000	Lehman Brothers Holdings, Inc. 7.750%, 01/15/05	456,931
420,000	Merrill Lynch & Co., Inc. 5.450%, 07/15/14	434,446
316,000	Morgan Stanley Group, Inc. 6.750%, 04/15/11	354,095

		2,084,244

	Media—0.2%
125,000	News America Holdings, Inc. 7.750%, 01/20/24	145,912
137,000	The Walt Disney Co. 6.750%, 03/30/06	144,394
245,000	The Walt Disney Co. 6.375%, 03/01/12	269,932
130,000	Time Warner, Inc. 7.700%, 05/01/32	151,164

		711,402

	Real Estate—0.5%
200,000	Boston Properties, Inc. (REIT) 5.000%, 06/01/15	193,988
175,000	EOP Operating, L.P. 8.375%, 03/15/06	187,990
175,000	EOP Operating, L.P. 6.763%, 06/15/07	188,542
635,000	EOP Operating, L.P. 6.800%, 01/15/09	698,632
309,000	Simon Property Group L.P. (REIT) 6.375%, 11/15/07	334,184
650,000	Vornado Realty Trust (REIT) 5.625%, 06/15/07	681,962

		2,285,298

Face Amount		Value

	Retail—0.1%
$185,000	Lowe’s Cos., Inc. 7.500%, 12/15/05	$195,717
100,000	Secured Finance, Inc. 9.050%, 12/15/04	101,064

		296,781

	Telecommunications—0.7%
73,000	AT&T Wireless Services, Inc. 7.350%, 03/01/06	77,519
100,000	AT&T Wireless Services, Inc. 8.750%, 03/01/31	131,303
331,000	BellSouth Corp. 5.200%, 09/15/14	334,086
91,000	Citizens Communications Co. 8.500%, 05/15/06	97,598
65,000	Clear Channel Communications 7.650%, 09/15/10	74,173
200,000	Hearst-Argyle Television, Inc. 7.500%, 11/15/27	231,961
129,000	PCCW-HKTC Capital, Ltd. (144A) 6.000%, 07/15/13	133,985
141,000	SLM Corp. 4.000%, 01/15/09	141,321
146,000	SLM Corp. 5.375%, 01/15/13	151,954
246,000	Sprint Capital Corp. 6.000%, 01/15/07	260,395
481,000	Sprint Capital Corp. 6.875%, 11/15/28	504,518
104,000	Telus Corp. 8.000%, 06/01/11	121,861
702,000	Verizon New York, Inc. 6.875%, 04/01/12	780,647

		3,041,321

	Transportation—0.1%
360,000	Norfolk Southern Corp. 7.050%, 05/01/37	406,948

	U.S. Treasury—8.2%
290,000	United States Treasury Bonds 7.500%, 11/15/16	372,684
281,000	United States Treasury Bonds 8.875%, 02/15/19	405,891
350,000	United States Treasury Bonds 7.875%, 02/15/21	473,608
434,000	United States Treasury Bonds 8.000%, 11/15/21	596,563
5,030,000	United States Treasury Bonds 6.250%, 08/15/23	5,873,702
1,809,000	United States Treasury Bonds 5.375%, 02/15/31	1,937,891
4,653,000	United States Treasury Notes 6.500%, 05/15/05	4,779,506
325,000	United States Treasury Notes 1.250%, 05/31/05	323,324
982,000	United States Treasury Notes 5.750%, 11/15/05	1,019,899
7,733,000	United States Treasury Notes 7.000%, 07/15/06	8,334,720
315,000	United States Treasury Notes 3.500%, 11/15/06	320,525
586,000	United States Treasury Notes 4.375%, 05/15/07	609,371

See accompanying notes to schedule of investments.

MSF-36

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Short Term Investments—2.8%

Face Amount		Value

	U.S. Treasury—(Continued)
$246,000	United States Treasury Notes 3.250%, 08/15/07	$248,720
682,000	United States Treasury Notes 3.000%, 11/15/07	683,998
753,000	United States Treasury Notes 5.500%, 02/15/08	813,299
3,669,000	United States Treasury Notes 4.750%, 11/15/08	3,889,140
80,000	United States Treasury Notes 2.625%, 03/15/09	77,875
2,000,000	United States Treasury Notes 3.125%, 04/15/09	1,986,484
108,000	United States Treasury Notes 4.000%, 06/15/09	111,147
178,000	United States Treasury Notes 4.750%, 05/15/14	186,845
511,113	United States Treasury Notes (TII) 4.250%, 01/15/10	593,191
822,744	United States Treasury Notes (TII) 3.000%, 07/15/12	911,029

		34,549,412

	Yankee—0.6%
50,000	Consumers International, Inc. 10.250%, 04/01/05 (g) (i)	0
338,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	436,891
171,000	France Telecom S.A. 8.750%, 03/01/11 (d)	204,701
350,000	Hydro Quebec 6.300%, 05/11/11	392,181
100,000	Norsk Hydro A/S 7.750%, 06/15/23	123,230
355,000	Republic of Italy 4.625%, 06/15/05	361,068
95,000	State of Israel 4.625%, 06/15/13	91,669
320,000	Telecom Italia Capital (144A) 5.250%, 11/15/13	326,038
175,000	Telecom Italia Capital (144A) 6.000%, 09/30/34	170,932
375,000	TransCanada Pipelines, Ltd. 7.150%, 06/15/06	398,865
56,000	United Mexican States 8.125%, 12/30/19	64,260
39,000	United Mexican States 8.000%, 09/24/22	43,972

		2,613,807

	Total Bonds & Notes (Identified Cost $160,232,096)	163,425,202

Face Amount

	Discount Notes—2.8%
$11,978,000	Federal Home Loan Bank 1.650%, 10/01/04	$11,978,000

	Total Short Term Investments (Identified Cost $11,978,000)	11,978,000

	Total Investments—100.1% (Identified Cost $405,487,677) (a)	421,344,244
	Other assets less liabilities	(467,479)

	Total Net Assets—100%	$420,876,765

See accompanying notes to schedule of investments.

MSF-37

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—60.3% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.6%
168,100	General Dynamics Corp.	$17,163,010
357,800	Raytheon Co.	13,589,244

		30,752,254

	Beverages—0.4%
155,200	PepsiCo, Inc.	7,619,633

	Biotechnology—0.6%
209,500	Amgen, Inc. (b)	11,874,460

	Capital Markets—2.6%
333,900	Franklin Resources, Inc. (c)	18,618,264
197,800	Lehman Brothers Holdings, Inc.	15,768,616
159,800	The Goldman Sachs Group, Inc.	14,899,752

		49,286,632

	Chemicals—2.5%
509,600	Monsanto Co.	18,559,632
372,300	Praxair, Inc.	15,912,102
291,000	The Dow Chemical Co.	13,147,380

		47,619,114

	Commercial Banks—1.8%
484,300	Bank of America Corp.	20,984,719
286,900	North Fork Bancorp., Inc. (c)	12,752,705

		33,737,424

	Commercial Services & Supplies—0.0%
316	Anacomp, Inc. (b)	19

	Communications Equipment—1.3%
827,700	Cisco Systems, Inc. (b)	14,981,370
537,600	Motorola, Inc.	9,698,304

		24,679,674

	Computers & Peripherals—0.6%
142,600	International Business Machines Corp.	12,226,524

	Consumer Finance—1.5%
239,000	American Express Co.	12,298,940
371,500	SLM Corp.	16,568,900

		28,867,840

	Diversified Financial Services—2.7%
321,400	CIT Group, Inc.	12,017,146
532,070	Citigroup, Inc.	23,474,928
426,600	JPMorgan Chase & Co.	16,948,818

		52,440,892

	Diversified Telecommunication Services—1.3%
612,300	Sprint Corp.	12,325,599
299,200	Verizon Communications, Inc.	11,782,496

		24,108,095

Shares		Value

	Energy Equipment & Services—1.0%
278,100	Nabors Industries, Ltd. (b)	$13,168,035
92,300	Schlumberger, Ltd.	6,212,713

		19,380,748

	Food & Staples Retailing—0.8%
370,800	CVS Corp.	15,621,804

	Food Products—0.6%
259,000	Kellogg Co.	11,048,940

	Health Care Equipment & Supplies—1.5%
414,800	Baxter International, Inc.	13,339,968
229,600	Guidant Corp.	15,162,784

		28,502,752

	Health Care Providers & Services—1.8%
64,200	Aetna, Inc.	6,415,506
685,800	Caremark Rx, Inc. (b)	21,993,606
73,000	UnitedHealth Group, Inc.	5,383,020

		33,792,132

	Hotels, Restaurants & Leisure—1.5%
339,400	International Game Technology	12,201,430
619,400	McDonald’s Corp.	17,361,782

		29,563,212

	Household Durables—0.2%
76,700	Pulte Homes, Inc.	4,707,079

	Household Products—1.0%
365,900	The Procter & Gamble Co.	19,802,508

	IT Services—0.8%
364,000	First Data Corp.	15,834,000

	Industrial Conglomerates—3.8%
1,162,430	General Electric Co.	39,034,399
1,080,100	Tyco International, Ltd.	33,115,866

		72,150,265

	Insurance—3.7%
181,900	Ambac Financial Group, Inc.	14,542,905
438,300	American International Group, Inc.	29,800,017
188,000	Prudential Financial, Inc.	8,843,520
127,100	The Allstate Corp.	6,099,529
309,769	Willis Group Holdings, Ltd. (c)	11,585,361

		70,871,332

	Internet Software & Services—0.9%
495,800	Yahoo!, Inc. (b)	16,812,578

	Machinery—0.9%
206,200	ITT Industries, Inc.	16,493,938

See accompanying notes to schedule of investments.

MSF-38

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Media—3.4%
314,800	Comcast Corp. (Special Class A) (b)	$8,789,216
746,767	The DIRECTV Group, Inc. (b)	13,135,631
558,400	The News Corp., Ltd. (ADR) (c)	18,354,608
252,200	The Walt Disney Co.	5,687,110
1,185,900	Time Warner, Inc. (b)	19,140,426

		65,106,991

	Metals & Mining—1.4%
176,300	CONSOL Energy, Inc.	6,151,107
247,190	Newmont Mining Corp. (c)	11,254,561
144,400	Peabody Energy Corp. (c)	8,591,800

		25,997,468

	Multiline Retail—1.6%
174,600	Kohl’s Corp. (b)	8,413,974
498,100	Target Corp.	22,539,025

		30,952,999

	Oil & Gas—3.1%
33,400	Ashland, Inc.	1,873,072
295,900	EOG Resources, Inc. (c)	19,485,015
530,000	Exxon Mobil Corp.	25,614,900
114,400	Newfield Exploration Co. (b)	7,005,856
60,300	Total S.A. (ADR)	6,160,851

		60,139,694

	Paper & Forest Products—1.2%
280,600	International Paper Co.	11,339,046
191,300	Weyerhaeuser Co.	12,717,624

		24,056,670

	Pharmaceuticals—4.3%
225,300	Johnson & Johnson	12,691,149
727,100	Novartis AG (ADR)	33,933,757
764,025	Pfizer, Inc.	23,379,165
328,300	Wyeth	12,278,420

		82,282,491

	Semiconductors & Equipment—0.4%
276,500	Intel Corp.	5,546,590
326,942	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b) (c)	2,334,366

		7,880,956

	Software—3.1%
1,450,700	Microsoft Corp.	40,111,855
1,716,800	Oracle Corp. (b)	19,365,504

		59,477,359

	Specialty Retail—3.3%
665,800	Circuit City Stores, Inc.	10,213,372
260,300	PETsMART, Inc.	7,389,917

Shares		Value

	Specialty Retail—(Continued)
465,300	Staples, Inc.	$13,875,246
489,900	The Home Depot, Inc.	19,204,080
310,600	The Sherwin-Williams Co. (c)	13,653,976

		64,336,591

	Textiles, Apparel & Luxury Goods—0.6%
152,400	NIKE, Inc. (Class B)	12,009,120

	Thrifts & Mortgage Finance—0.6%
287,300	Countrywide Financial Corp.	11,316,747

	Tobacco—0.8%
312,100	Altria Group, Inc.	14,681,184

	Wireless Telecommunication Services—1.1%
401,600	Nextel Communications, Inc. (Class A) (b)	9,574,144
462,700	Vodafone Group, Plc. (ADR) (c)	11,155,697

		20,729,841

	Total Common Stocks (Identified Cost $1,045,938,804)	1,156,761,960

Bonds & Notes—35.9%
Face Amount

	Aerospace & Defense—0.4%
$3,784,030	BAE Systems 2001 Asset Trust, L.L.C. (144A) 6.664%, 09/15/13	$4,203,414
375,000	Lockheed Martin Corp. 8.500%, 12/01/29	495,884
1,525,000	The Boeing Co. 8.750%, 08/15/21	2,024,492

		6,723,790

	Agricultural Operations—0.1%
1,075,000	Cargill, Inc. (144A) 3.625%, 03/04/09	1,063,092
1,175,000	Cargill, Inc. (144A) 4.375%, 06/01/13	1,146,403

		2,209,495

	Airlines—0.1%
1,566,033	Continental Airlines, Inc. 9.558%, 09/01/19	1,556,919

	Asset Backed—1.7%
875,000	Anthracite CDO, Ltd. (144A) 3.090%, 03/23/39 (d)	875,000
1,150,000	Ares VIII CLO, Ltd. (144A) 3.783%, 02/26/16 (d)	1,162,846
3,500,000	Bank One Issuance Trust 1.834%, 03/15/12 (d)	3,507,175
1,375,000	Centex Home Equity Loan Trust 4.400%, 06/25/33 (d)	1,430,077
2,900,000	Citibank Credit Card Issuance Trust 7.450%, 09/15/07	3,028,996

See accompanying notes to schedule of investments.

MSF-39

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Asset Backed—(Continued)
$1,550,000	Countrywide Asset-Backed Certificates 2.450%, 12/25/31 (d)	$1,555,163
1,925,000	Countrywide Asset-Backed Certificates 2.750%, 03/26/33 (d)	1,963,325
122,666	Distribution Financial Services Trust 5.670%, 01/17/17	124,654
1,425,000	Fleet Commercial Loan Master, L.L.C. (144A) 2.020%, 11/16/09 (d)	1,425,191
125,000	Ford Credit Auto Owner Trust 4.790%, 11/15/06	127,114
1,179,144	GE Business Loan Trust (144A) 2.539%, 04/15/31 (d)	1,179,144
1,175,000	Healthcare Finance Group, Inc. (144A) 2.220%, 06/05/07 (d)	1,166,669
550,000	Healthcare Finance Group, Inc. (144A) 2.420%, 06/05/07 (d)	547,640
516,854	Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (d)	516,854
908,157	Knollwood CDO, Ltd. (144A) 4.320%, 01/10/39 (d)	909,292
1,375,000	Long Beach Mortgage Loan Trust 2.400%, 03/25/34 (d)	1,378,910
3,325,000	MBNA Credit Card Master Note Trust 6.550%, 12/15/08	3,503,523
1,350,000	MBNA Credit Card Master Note Trust 3.460%, 06/15/12	1,428,811
1,425,000	Option One Mortgage Loan Trust 2.800%, 04/25/33 (d)	1,446,980
1,575,000	Residential Asset Securities Corp. 2.850%, 01/25/33 (d)	1,597,751
1,425,000	Structured Asset Investment Loan Trust 3.050%, 04/25/33 (d)	1,440,032
1,925,000	Structured Asset Securities Corp. 2.400%, 06/25/32 (d)	1,930,422

		32,245,569

	Auto Parts—0.1%
500,000	ArvinMeritor, Inc. 8.750%, 03/01/12	553,750
100,000	Briggs & Stratton Corp. 8.875%, 03/15/11	119,375
900,000	Dana Corp. 9.000%, 08/15/11 (c)	1,086,750

		1,759,875

	Automobiles—0.2%
1,200,000	Ford Motor Co. 7.450%, 07/16/31	1,176,636
1,525,000	General Motors Corp. 8.250%, 07/15/23	1,604,155
1,875,000	General Motors Corp. 8.375%, 07/15/33	1,990,823

		4,771,614

	Biotechnology—0.0%
300,000	Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	322,500

	Building & Construction—0.3%
950,000	Beazer Homes USA, Inc. 8.375%, 04/15/12	1,049,750
925,000	Centex Corp. 7.875%, 02/01/11	1,078,387

Face Amount		Value

	Building & Construction—(Continued)
$925,000	D.R. Horton, Inc. 8.500%, 04/15/12	$1,045,250
1,125,000	KB Home & Broad Home Corp. (144A) 6.375%, 08/15/11	1,181,250
1,350,000	Pulte Homes, Inc. 6.375%, 05/15/33	1,327,247

		5,681,884

	Business Services—0.0%
800,000	Cendant Corp. 6.250%, 03/15/10	869,918

	Chemicals—0.0%
750,000	FMC Corp. 10.250%, 11/01/09	875,625

	Coal—0.0%
625,000	Massey Energy Co. 6.625%, 11/15/10	651,563

	Collateralized Mortgage Obligations—2.5%
2,275,202	Bear Stearns Commercial Mortgage Securities, Inc. 5.920%, 10/15/36	2,458,441
3,971,360	Bear Stearns Commercial Mortgage Securities, Inc. 4.361%, 06/11/41	4,049,396
1,812,539	Chase Commercial Mortgage Securities Corp. 6.025%, 11/18/30	1,890,786
1,412,669	Countrywide Home Loans, Inc. 4.660%, 02/19/34 (d)	1,400,577
2,661,681	GGP Mall Properties Trust (144A) 5.558%, 11/15/11	2,777,051
24,823	IMPAC CMB Trust 3.500%, 06/25/32 (d)	24,927
639,620	IMPAC CMB Trust 3.050%, 08/25/33 (d)	649,191
6,869,000	J.P. Morgan Commercial Mortgage Finance Corp. 7.238%, 09/15/29	7,736,926
1,744,455	J.P. Morgan Commercial Mortgage Finance Corp. 6.180%, 10/15/35	1,839,805
175,000	J.P. Morgan Commercial Mortgage Finance Corp. 6.658%, 10/15/35 (d)	193,407
2,862,171	LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	2,867,019
1,600,000	LB-UBS Commercial Mortgage Trust 5.934%, 12/15/25	1,732,921
2,650,000	LB-UBS Commercial Mortgage Trust 4.023%, 09/15/26	2,681,073
4,102,810	LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	4,419,030
517,412	Morgan Stanley Capital I, Inc. 6.340%, 07/15/30	531,754
225,000	Morgan Stanley Capital I, Inc. 6.630%, 07/15/30 (d)	246,440
1,484,039	Morgan Stanley Capital I, Inc. 5.910%, 11/15/31	1,540,358
3,170,000	Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34 (d)	3,355,474
4,225,000	Washington Mutual, Inc. 3.420%, 05/25/33 (d)	4,227,337
2,700,000	Washington Mutual, Inc. 3.700%, 06/25/33 (d)	2,671,637

		47,293,550

See accompanying notes to schedule of investments.

MSF-40

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Computers & Business Equipment—0.1%
$975,000	Xerox Corp. 6.875%, 08/15/11	$1,018,875

	Conglomerates—0.1%
2,450,000	General Electric Co. 5.000%, 02/01/13	2,519,680

	Containers & Glass—0.0%
725,000	Ball Corp. 6.875%, 12/15/12	772,125

	Drugs & Health Care—0.1%
1,300,000	HCA, Inc. 6.300%, 10/01/12	1,347,800

	Electrical Equipment—0.1%
850,000	Ametek, Inc. 7.200%, 07/15/08	928,249
550,000	Thomas & Betts Corp. 7.250%, 06/01/13	588,590

		1,516,839

	Electrical Utilities—0.4%
1,200,000	Dominion Resources, Inc. 8.125%, 06/15/10	1,421,885
1,675,000	DTE Energy Co. 6.450%, 06/01/06	1,761,345
1,825,000	Entergy Gulf States, Inc. 3.600%, 06/01/08	1,804,105
1,025,000	FirstEnergy Corp. (Series B) 6.450%, 11/15/11	1,118,142
2,000,000	Progress Energy, Inc. 7.100%, 03/01/11	2,258,138

		8,363,615

	Electronics—0.1%
475,000	Fisher Scientific International, Inc. 8.000%, 09/01/13	532,000
700,000	PerkinElmer, Inc. 8.875%, 01/15/13	791,000

		1,323,000

	Federal Agencies—13.0%
5,943,528	Federal Home Loan Bank 5.500%, 07/01/33	6,042,071
49,491	Federal National Mortgage Association 7.250%, 09/01/07	51,130
265,667	Federal National Mortgage Association 7.000%, 12/01/07	275,420
134,733	Federal National Mortgage Association 8.000%, 06/01/08	142,178
179,005	Federal National Mortgage Association 8.500%, 02/01/09	190,810
9,050,000	Federal National Mortgage Association 4.125%, 04/15/14	8,717,747
6,445	Federal National Mortgage Association 9.000%, 04/01/16	7,046
2,407,209	Federal National Mortgage Association 5.000%, 06/01/18	2,450,777
1,797,429	Federal National Mortgage Association 4.500%, 10/01/18	1,796,407
2,634,898	Federal National Mortgage Association 5.000%, 06/01/23	2,647,093
1,595,161	Federal National Mortgage Association 5.500%, 01/01/24	1,634,763
2,161,038	Federal National Mortgage Association 6.500%, 12/01/29 (d)	2,269,160

Face Amount		Value

	Federal Agencies—(Continued)
$3,691,863	Federal National Mortgage Association 5.500%, 04/01/33	$3,748,839
8,191,158	Federal National Mortgage Association 5.000%, 11/01/33	8,125,918
7,951,938	Federal National Mortgage Association 5.500%, 11/01/33	8,074,658
9,768,808	Federal National Mortgage Association 5.500%, 01/01/34	9,919,567
12,647,231	Federal National Mortgage Association 5.000%, 03/01/34	12,546,500
3,675,000	Federal National Mortgage Association 4.000%, TBA	3,580,828
21,800,000	Federal National Mortgage Association 4.500%, TBA	21,718,250
33,975,000	Federal National Mortgage Association 5.000%, TBA	34,062,891
24,425,000	Federal National Mortgage Association 5.500%, TBA	24,896,578
22,475,000	Federal National Mortgage Association 6.000%, TBA	23,249,507
22,075,000	Federal National Mortgage Association 6.500%, TBA	23,197,825
6,775,000	Federal National Mortgage Association 7.000%, TBA	7,181,500
273,006	Government National Mortgage Association 6.000%, 02/15/09	285,451
58,553	Government National Mortgage Association 6.500%, 07/15/14	62,285
1,419,418	Government National Mortgage Association 7.500%, 12/15/14	1,518,620
861,296	Government National Mortgage Association 7.500%, 03/15/32	928,082
7,652,181	Government National Mortgage Association 5.500%, 04/15/33	7,800,965
2,194,465	Government National Mortgage Association 6.000%, 09/20/33	2,275,104
9,968,135	Government National Mortgage Association 5.000%, 10/20/33	9,921,618
3,567,123	Government National Mortgage Association 6.000%, 10/20/33	3,710,486
4,756,203	Government National Mortgage Association 6.000%, 11/20/33	4,930,976
3,565,375	Government National Mortgage Association 6.000%, 02/20/34	3,695,512
8,000,000	Government National Mortgage Association 5.500%, TBA	8,135,000

		249,791,562

	Finance & Banking—2.9%
2,625,000	Bank of America Corp. 7.400%, 01/15/11	3,059,293
1,050,000	Bank of America Institutional Capital (144A) 8.070%, 12/31/26	1,174,154
1,975,000	Bombardier Capital, Inc. (144A) 6.125%, 06/29/06	1,959,002
1,750,000	CIT Group, Inc. 4.125%, 02/21/06	1,780,670

See accompanying notes to schedule of investments.

MSF-41

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Finance & Banking—(Continued)
$950,000	Citigroup Capital II 7.750%, 12/01/36	$1,048,249
4,515,237	Citigroup, Inc. (144A) 5.000%, 09/15/14	4,520,854
650,000	Crestar Capital Trust I 8.160%, 12/15/26	763,697
2,500,000	ERAC USA Finance Co. (144A) 6.625%, 02/15/05	2,535,205
400,000	ERAC USA Finance Co. (144A) 8.250%, 05/01/05	412,393
850,000	ERAC USA Finance Co. (144A) 6.625%, 05/15/06	896,346
525,000	ERAC USA Finance Co. (144A) 7.350%, 06/15/08	587,508
2,175,000	ERAC USA Finance Co. (144A) 6.700%, 06/01/34	2,298,999
800,000	First National Bank of Boston 7.375%, 09/15/06	865,882
1,300,000	First Union Capital I 7.935%, 01/15/27	1,445,237
2,000,000	Ford Motor Credit Co. 7.375%, 10/28/09	2,190,670
1,700,000	General Motors Acceptance Corp. 7.250%, 03/02/11	1,815,098
475,000	General Motors Acceptance Corp. 8.000%, 11/01/31	491,621
1,600,000	Household Finance Corp. 6.375%, 10/15/11	1,763,526
4,325,000	Household Finance Corp. 6.375%, 11/27/12	4,792,295
1,650,000	International Lease Finance Corp. 4.375%, 12/15/05	1,681,809
1,350,000	International Lease Finance Corp. 5.750%, 02/15/07	1,429,249
2,665,000	John Hancock Global Funding (144A) 7.900%, 07/02/10	3,147,722
1,375,000	Lehman Brothers Holdings, Inc. 4.000%, 01/22/08	1,396,699
3,575,000	MBNA Corp. 5.625%, 11/30/07	3,772,787
1,150,000	Mellon Capital II 7.995%, 01/15/27	1,319,277
2,450,000	Simon Property Group, L.P. 7.375%, 01/20/06	2,583,167
1,750,000	Sprint Capital Corp. 8.750%, 03/15/32	2,221,084
1,150,000	U.S. Bancorp Capital I 8.270%, 12/15/26	1,328,780
2,575,000	Verizon Global Funding Corp. 7.750%, 12/01/30	3,083,877

		56,365,150

	Financial Services—0.1%
1,900,000	Countrywide Home Loans, Inc. 4.125%, 09/15/09	1,896,637

	Food & Beverages—0.1%
950,000	Smithfield Foods, Inc. (144A) 7.000%, 08/01/11	992,750

	Forest Products & Paper—0.3%
500,000	Boise Cascade Co. 6.500%, 11/01/10	557,500
1,725,000	International Paper Co. 6.750%, 09/01/11	1,922,204
675,000	MeadWestvaco Corp. 7.100%, 11/15/09	753,763
1,075,000	MeadWestvaco Corp. 6.850%, 04/01/12	1,197,483
825,000	Weyerhaeuser Co. 7.375%, 03/15/32	946,678

		5,377,628

Face Amount		Value

	Gas & Oil—0.3%
$1,525,000	Conoco, Inc. 6.950%, 04/15/29	$1,759,557
650,000	Enterprise Products Operating, L.P. (144A) 5.600%, 10/15/14	654,942
475,000	Kerr-McGee Corp. 6.875%, 09/15/11	531,352
600,000	Newfield Exploration Co. (144A) 6.625%, 09/01/14	625,500
775,000	Pemex Project Funding Master Trust 7.375%, 12/15/14	844,750
675,000	Plains Exploration & Production Co. (144A) 7.125%, 06/15/14	723,938

		5,140,039

	Gas & Pipeline Utilities—0.1%
1,325,000	Halliburton Co. (144A) 1.920%, 01/26/07 (d)	1,325,657

	Health Care—0.0%
675,000	Alderwoods Group, Inc. (144A) 7.750%, 09/15/12	713,812

	Hotels & Restaurants—0.1%
950,000	Park Place Entertainment Corp. 7.875%, 03/15/10	1,073,500
875,000	Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/12 (d)	989,844

		2,063,344

	Industrial Machinery—0.0%
350,000	Kennametal, Inc. 7.200%, 06/15/12	381,862

	Investment Brokerage—0.7%
800,000	J.P. Morgan Capital Trust I 7.540%, 01/15/27	853,814
2,375,000	J.P. Morgan Chase & Co. 6.750%, 02/01/11	2,672,008
2,200,000	Merrill Lynch & Co., Inc. 3.700%, 04/21/08	2,204,532
3,550,000	Morgan Stanley 4.750%, 04/01/14	3,436,670
3,525,000	The Goldman Sachs Group, Inc. 6.875%, 01/15/11	3,980,782

		13,147,806

	Investment Companies—0.2%
1,450,000	Dow Jones CDC.NA.HY.3 Trust 3 (144A) 8.000%, 12/29/09 (c)	1,452,719
1,425,000	Dow Jones CDX.NA.HY.3 Trust 1 (144A) 7.750%, 12/29/09 (c)	1,442,812

		2,895,531

	Media—0.5%
1,875,000	AOL Time Warner, Inc. 6.875%, 05/01/12	2,091,894
1,925,000	Comcast Corp. 7.050%, 03/15/33	2,111,814
1,000,000	EchoStar DBS Corp. 5.750%, 10/01/08	1,005,000
1,025,000	Lamar Media Corp. 7.250%, 01/01/13	1,101,875
1,725,000	TCI Communications, Inc. 7.875%, 02/15/26	2,024,722
775,000	Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	926,888

		9,262,193

See accompanying notes to schedule of investments.

MSF-42

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Bonds & Notes—(Continued)

Face Amount		Value

	Railroads & Equipment—0.1%
$1,825,000	Norfolk Southern Corp. 9.000%, 03/01/21	$2,399,349

	Real Estate—0.6%
3,000,000	EOP Operating, L.P. 6.800%, 01/15/09	3,300,624
2,325,000	ERP Operating, L.P. 6.630%, 04/13/15 (d)	2,375,141
900,000	iStar Financial, Inc. (REIT) 7.000%, 03/15/08	971,915
500,000	Merry Land & Investment Co., Inc. (REIT) 7.250%, 06/15/05	515,350
1,225,000	Pan Pacific Retail Properties, Inc. 6.125%, 01/15/13	1,294,270
1,250,000	Reckson Operating Partnership (REIT) 5.875%, 08/15/14	1,252,439
525,000	Senior Housing Properties Trust (REIT) 8.625%, 01/15/12	584,062
2,000,000	Vornado Realty Trust (REIT) 5.625%, 06/15/07	2,098,344

		12,392,145

	Retail—0.1%
950,000	J.C. Penney Co., Inc. 8.000%, 03/01/10	1,081,812
250,000	K2, Inc. (144A) 7.375%, 07/01/14	265,000
816,000	Saks, Inc. 7.000%, 12/01/13	832,320

		2,179,132

	Telecommunications—0.1%
750,000	AT&T Broadband Corp. 9.455%, 11/15/22	1,005,253
1,200,000	Motorola, Inc. 7.625%, 11/15/10	1,404,272

		2,409,525

	U.S. Treasury—8.3%
7,300,000	United States Treasury Bond Strips Zero Coupon, 08/15/25 (c)	2,474,948
11,425,000	United States Treasury Bonds 7.250%, 05/15/16 (c)	14,382,110
8,350,000	United States Treasury Bonds 8.875%, 02/15/19 (c)	12,061,183
4,875,000	United States Treasury Bonds 6.250%, 08/15/23 (c)	5,692,703
3,900,000	United States Treasury Bonds 6.250%, 05/15/30 (c)	4,628,812
25,225,000	United States Treasury Notes 7.000%, 07/15/06 (c)	27,187,808
15,350,000	United States Treasury Notes 5.625%, 05/15/08 (c)	16,692,526
14,975,000	United States Treasury Notes 6.500%, 02/15/10 (c)	17,182,644
27,300,000	United States Treasury Notes 5.750%, 08/15/10 (c)	30,434,177
27,950,000	United States Treasury Notes 4.000%, 11/15/12 (c)	28,085,390

		158,822,301

Face Amount		Value

	Yankee—2.1%
$875,000	Alcan, Inc. 6.125%, 12/15/33	$908,400
950,000	British Telecommunications, Plc. 8.875%, 12/15/30 (d)	1,248,019
600,000	Corporacion Andina de Fomento 6.875%, 03/15/12	674,784
1,150,000	Deutsche Telekom International Finance 8.750%, 06/15/30 (d)	1,486,465
1,375,000	EnCana Corp. 6.500%, 08/15/34	1,469,643
2,025,000	Federal Republic of Brazil 11.000%, 08/17/40	2,270,025
1,475,000	Granite Mortgages, Plc. 2.450%, 03/20/44 (d)	1,475,000
775,000	Korea Development Bank 3.875%, 03/02/09	767,394
100,000	Luscar Coal, Ltd. 9.750%, 10/15/11	113,500
1,125,000	Petroleos Mexicanos 6.500%, 02/01/05 (c) (d)	1,139,625
1,325,000	Petronas Capital, Ltd. (144A) 7.875%, 05/22/22	1,586,244
2,425,000	Republic of Argentina 1.980%, 08/03/12 (d)	1,796,925
2,100,000	Republic of Chile 5.625%, 07/23/07	2,212,770
1,225,000	Republic of Colombia 8.250%, 12/22/14	1,209,687
925,000	Republic of Columbia 10.750%, 01/15/13	1,060,050
1,025,000	Republic of Malaysia 7.500%, 07/15/11	1,201,607
825,000	Republic of South Africa 9.125%, 05/19/09	977,625
975,000	Republic of South Africa 6.500%, 06/02/14	1,040,812
900,000	Republic of Turkey 7.250%, 03/15/15	887,157
1,550,000	Republic of Venezuela 10.750%, 09/19/13	1,741,425
550,000	Rogers Wireless Communications, Inc. 6.375%, 03/01/14	506,000
1,100,000	Russian Federation 5/7.500%, 03/31/30 (e)	1,058,090
625,000	State of Qatar (144A) 9.750%, 06/15/30	898,438
2,075,000	Telecom Italia Capital (144A) 4.950%, 09/30/14	2,049,426
3,095,000	Telecomunicaciones de Puerto Rico, Inc. 6.650%, 05/15/06	3,256,890
1,725,000	Tyco International Group S.A. 6.375%, 10/15/11	1,907,712
3,725,000	United Mexican States 4.625%, 10/08/08	3,762,250
650,000	United Mexican States 8.300%, 08/15/31	739,375

		39,445,338

	Total Bonds & Notes (Identified Cost $679,719,558)	688,825,998

Options Purchased—0.1%
Shares

	Call—0.1%
554,000	United States Treasury Notes 10 Year Futures, Dec 112 Call, Expires 11/26/04	822,343

	Put—0.0%
554,000	United States Treasury Notes 10 Year Futures, Dec 112 Call, Expires 11/26/04	476,094

	Total Options Purchased (Identified Cost $1,463,287)	1,298,437

See accompanying notes to schedule of investments.

MSF-43

Metropolitan Series Fund, Inc.

State Street Research Diversified Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Warrants—0.0%

Short Term Investments—(Continued)

Shares		Value

	Commercial Services & Supplies—0.0%
1	Anacomp, Inc. (Class B) (b)	$12

	Total Warrants (Identified Cost $33,141)	12

Short Term Investments—11.7%
Face Amount

	Commercial Paper—8.2%
$5,757,000	E.I. du Pont de Nemours & Co. 1.744%, 11/08/04	$5,746,426
10,000,000	General Electric Capital Corp. 1.741%, 10/01/04	10,000,000
11,983,000	International Lease Finance Corp. 1.563%, 10/07/04	11,979,884
6,134,000	International Lease Finance Corp. 1.753%, 10/28/04	6,125,949
18,534,000	Morgan Stanley 1.782%, 10/19/04	18,517,505
16,175,000	Royal Bank of Scotland 1.778%, 12/10/04	16,119,331
11,000,000	The Coca-Cola Co. 1.725%, 11/15/04	10,976,350
25,000,000	The Goldman Sachs Group, L.P. 1.606%, 11/08/04	24,957,778

Face Amount		Value

	Commercial Paper—(Continued)
$10,819,000	UBS Finance, Inc. 1.751%, 10/07/04	$10,815,844
15,000,000	UBS Finance, Inc. 1.593%, 10/14/04	14,991,388
17,724,000	UBS Finance, Inc. 1.753%, 10/18/04	17,709,353
10,783,000	UBS Finance, Inc. 1.767%, 10/21/04	10,772,427

		158,712,235

	Discount Notes—3.5%
12,113,000	Federal Home Loan Mortgage Corp. 1.750%, 12/07/04	12,073,323
35,000,000	Federal Home Loan Mortgage Corp. 1.790%, 12/14/04	34,871,220
20,100,000	Federal National Mortgage Association 1.680%, 11/09/04	20,063,418

		67,007,961

	Total Short Term Investments (Identified Cost $225,720,196)	225,720,196

	Total Investments—108.0% (Identified Cost $1,962,874,986) (a)	2,072,606,603
	Other assets less liabilities	(153,859,723)

	Total Net Assets—100%	$1,918,746,880

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/04	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap 10 Year Futures	12/13/04	325	$35,626,398	$35,993,750	$367,352
U.S. Treasury Notes 2 Year Futures	12/30/04	318	67,199,050	67,172,532	(26,518)

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	12/20/04	(74)	8,161,092	8,195,500	(34,408)
U.S. Treasury Notes 10 Year Futures	12/20/04	(617)	69,475,517	69,489,625	(14,108)
U.S. Treasury Bond Futures	12/20/04	(6)	657,257	673,313	(16,056)

Net Unrealized Appreciation					$276,262

See accompanying notes to schedule of investments.

MSF-44

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—98.8% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.7%
1,500	Lockheed Martin Corp.	$83,670
26,200	Northrop Grumman Corp.	1,397,246
50,600	United Technologies Corp.	4,725,028

		6,205,944

	Beverages—1.9%
78,800	Anheuser-Busch Cos., Inc.	3,936,060
62,700	PepsiCo, Inc.	3,050,355

		6,986,415

	Biotechnology—1.8%
93,600	Amgen, Inc. (b)	5,305,248
20,000	Biogen Idec, Inc. (b)	1,223,400

		6,528,648

	Building Products—1.3%
121,100	American Standard Cos., Inc. (b)	4,712,001

	Chemicals—1.4%
38,700	Air Products & Chemicals, Inc.	2,104,506
68,900	E. I. du Pont de Nemours & Co.	2,948,920

		5,053,426

	Commercial Banks—1.9%
118,000	Wells Fargo & Co.	7,036,340

	Commercial Services & Supplies—0.4%
54,600	Monster Worldwide, Inc. (b)	1,345,344

	Communications Equipment—2.9%
216,100	Cisco Systems, Inc. (b)	3,911,410
36,800	Polycom, Inc. (b)	729,376
160,100	QUALCOMM, Inc.	6,250,304

		10,891,090

	Computers & Peripherals—1.6%
24,000	Apple Computer, Inc. (b)	930,000
48,469	Hewlett-Packard Co.	908,794
19,300	International Business Machines Corp.	1,654,782
49,000	Seagate Technology	662,480
423,900	Sun Microsystems, Inc. (b)	1,712,556

		5,868,612

	Construction & Engineering—1.1%
89,900	Fluor Corp.	4,002,348

	Consumer Finance—3.0%
42,600	AmeriCredit Corp. (b)	889,488
227,000	SLM Corp.	10,124,200

		11,013,688

	Diversified Financial Services—2.5%
235,072	JPMorgan Chase & Co.	9,339,411

Shares		Value

	Diversified Telecommunication Services—4.0%
65,960	AT&T Corp.	$944,547
26,000	SBC Communications, Inc.	674,700
568,350	Sprint Corp.	11,440,886
46,700	Verizon Communications, Inc.	1,839,046

		14,899,179

	Electric Utilities—0.3%
36,900	American Electric Power Co., Inc.	1,179,324

	Electrical Equipment—0.3%
15,700	Emerson Electric Co.	971,673

	Electronic Equipment & Instruments—1.6%
118,100	Agilent Technologies, Inc. (b)	2,547,417
48,400	Avnet, Inc. (b)	828,608
56,800	Flextronics International, Ltd. (b)	752,600
75,500	Jabil Circuit, Inc. (b)	1,736,500

		5,865,125

	Energy Equipment & Services—4.0%
46,800	Baker Hughes, Inc.	2,046,096
30,500	BJ Services Co.	1,598,505
97,400	Schlumberger, Ltd.	6,555,994
48,600	Transocean, Inc. (b)	1,738,908
60,900	Weatherford International, Ltd. (b)	3,107,118

		15,046,621

	Food & Staples Retailing—1.5%
108,900	Costco Wholesale Corp.	4,525,884
39,900	Sysco Corp.	1,193,808

		5,719,692

	Food Products—2.0%
98,400	Campbell Soup Co.	2,586,936
75,900	Kraft Foods, Inc. (Class A)	2,407,548
41,900	Unilever NV (ADR)	2,421,820

		7,416,304

	Gas Utilities—0.7%
64,754	Kinder Morgan Management, L.L.C.	2,688,586

	Health Care Equipment & Supplies—2.6%
142,400	Applera Corp.	2,687,088
28,600	Becton, Dickinson & Co.	1,478,620
69,600	Boston Scientific Corp. (b)	2,765,208
43,500	Guidant Corp.	2,872,740

		9,803,656

	Health Care Providers & Services—2.4%
10,700	Anthem, Inc. (b)	933,575
15,100	Imclone Systems, Inc. (b)	798,035
115,700	Lincare Holdings, Inc. (b)	3,437,447
24,600	PacifiCare Health Systems, Inc. (b)	902,820

See accompanying notes to schedule of investments.

MSF-45

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
96,700	Tenet Healthcare Corp. (b)	$1,043,393
33,000	Triad Hospitals, Inc. (b)	1,136,520
6,600	WellPoint Health Networks, Inc. (b)	693,594

		8,945,384

	Hotels, Restaurants & Leisure—0.8%
53,400	Carnival Corp.	2,525,286
16,000	McDonald’s Corp.	448,480

		2,973,766

	Household Products—0.8%
20,700	Kimberly-Clark Corp.	1,337,013
32,800	The Procter & Gamble Co.	1,775,136

		3,112,149

	IT Services—2.6%
77,000	Affiliated Computer Services, Inc. (Class A) (b)	4,286,590
62,100	Automatic Data Processing, Inc.	2,565,972
62,900	Checkfree Corp. (b)	1,740,443
47,600	Sabre Holdings Corp. (Class A)	1,167,628

		9,760,633

	Industrial Conglomerates—2.4%
232,400	General Electric Co.	7,803,992
13,000	Siemens AG (ADR)	958,100

		8,762,092

	Insurance—3.9%
38,900	American International Group, Inc.	2,644,811
5,300	Assurant, Inc. (b)	137,800
53	Berkshire Hathaway, Inc. (Class A) (b)	4,592,450
10,000	Everest Re Group, Ltd.	743,300
19,800	Hartford Financial Services Group, Inc.	1,226,214
25,000	The Chubb Corp.	1,757,000
48,700	XL Capital, Ltd. (Class A)	3,603,313

		14,704,888

	Internet & Catalog Retail—1.0%
40,600	eBay, Inc. (b)	3,732,764

	Internet Software & Services—1.0%
6,600	Google, Inc. (b)	855,360
86,600	InterActiveCorp (b)	1,906,932
57,800	VeriSign, Inc. (b)	1,149,064

		3,911,356

	Machinery—1.5%
28,200	Illinois Tool Works, Inc.	2,627,394
36,800	Ingersoll-Rand Co., Ltd. (Class A)	2,501,296
15,000	Navistar International Corp. (b)	557,850

		5,686,540

Shares		Value

	Media—3.8%
121,732	Cablevision Systems Corp. (Class A) (b)	$2,468,725
33,400	Comcast Corp. (Class A)	943,216
40,500	Cox Communications, Inc.	1,341,765
17,100	Knight-Ridder, Inc.	1,119,195
91,684	The DIRECTV Group, Inc. (b)	1,612,721
29,500	The Thomson Corp.	1,023,355
9,900	The Walt Disney Co.	223,245
287,900	Time Warner, Inc. (b)	4,646,706
19,000	Viacom, Inc. (Class B)	637,640

		14,016,568

	Metals & Mining—0.5%
53,900	Alcoa, Inc.	1,810,501

	Multi-Utilities—1.7%
132,400	Duke Energy Co.	3,030,636
26,100	Equitable Resources, Inc.	1,417,491
188,600	The AES Corp. (b)	1,884,114

		6,332,241

	Multiline Retail—0.5%
35,900	Dollar Tree Stores, Inc. (b)	967,505
17,200	Kohl’s Corp. (b)	828,868

		1,796,373

	Oil & Gas—5.6%
143,000	Exxon Mobil Corp.	6,911,190
7,366	Kinder Morgan, Inc.	462,732
109,200	Royal Dutch Petroleum Co. (ADR)	5,634,720
42,700	Shell Transport & Trading Co., Plc.	1,900,577
77,400	The Williams Cos., Inc.	936,540
112,700	Unocal Corp.	4,846,100

		20,691,859

	Paper & Forest Products—0.2%
23,400	International Paper Co.	945,594

	Personal Products—0.2%
18,700	The Estee Lauder Cos., Inc.	781,660

	Pharmaceuticals—11.4%
107,600	Allergan, Inc.	7,806,380
379,300	AstraZeneca, Plc. (ADR)	15,600,609
27,400	Elan Corp., Plc. (ADR) (b)	641,160
84,700	Eli Lilly & Co.	5,086,235
230,500	Forest Laboratories, Inc. (b)	10,367,890
65,600	Pfizer, Inc.	2,007,360
36,500	Teva Pharmaceutical Industries, Ltd. (ADR)	947,175

		42,456,809

	Real Estate—0.2%
23,800	General Growth Properties, Inc. (REIT)	737,800

See accompanying notes to schedule of investments.

MSF-46

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Road & Rail—0.4%
28,100	Canadian Pacific Railway, Ltd.	$724,418
10,800	Union Pacific Corp.	632,880

		1,357,298

	Semiconductors & Equipment—5.9%
74,300	Altera Corp. (b)	1,454,051
418,500	Applied Materials, Inc. (b)	6,901,065
143,200	Applied Micro Circuits Corp. (b)	448,216
53,100	ASML Holding NV (ADR) (b)	683,397
60,500	Credence Systems Corp. (b)	435,600
91,600	Intel Corp.	1,837,496
122,200	KLA-Tencor Corp. (b)	5,068,856
33,700	Lam Research Corp. (b)	737,356
23,000	Linear Technology Corp.	833,520
21,800	Novellus Systems, Inc. (b)	579,662
65,800	PMC-Sierra, Inc. (b)	579,698
99,600	Teradyne, Inc. (b)	1,334,640
46,300	Xilinx, Inc.	1,250,100

		22,143,657

	Software—3.4%
79,700	Cadence Design Systems, Inc. (b)	1,039,288
214,900	Microsoft Corp.	5,941,985
185,400	PeopleSoft, Inc. (b)	3,680,190
54,200	SAP AG (ADR)	2,111,090

		12,772,553

	Specialty Retail—3.3%
102,100	AutoNation, Inc. (b)	1,743,868
36,400	Boise Cascade Corp.	1,211,392
108,900	Lowe’s Cos., Inc.	5,918,715
58,900	RadioShack Corp.	1,686,896
41,800	Williams-Sonoma, Inc. (b)	1,569,590

		12,130,461

Shares		Value

	Thrifts & Mortgage Finance—5.8%
56,300	Federal Home Loan Mortgage Corp.	$3,673,012
65,800	Federal National Mortgage Association	4,171,720
53,000	The PMI Group, Inc.	2,150,740
299,100	Washington Mutual, Inc.	11,688,828

		21,684,300

	Tobacco—1.0%
76,900	Altria Group, Inc.	3,617,376

	Total Common Stocks (Identified Cost $331,998,655)	367,438,049

Short Term Investments—1.6%
Face Amount

	Repurchase Agreement—1.6%
$6,020,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 0.650% to be repurchased at $6,020,109 on 10/01/04, collateralized by $4,185,000 U.S. Treasury Bond 8.750% due 08/15/20 with a value of $6,144,103.	$6,020,000

	Total Short Term Investments (Identified Cost $6,020,000)	6,020,000

	Total Investments—100.4% (Identified Cost $338,018,655) (a)	373,458,049
	Other assets less liabilities	(1,626,178)

	Total Net Assets—100%	$371,831,871

See accompanying notes to schedule of investments.

MSF-47

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—94.9% of Total Net Assets

Shares		Value

	Air Freight & Couriers—0.8%
244,100	United Parcel Service, Inc. (Class B)	$18,532,072

	Beverages—2.3%
667,800	Diageo, Plc. (ADR) (c)	33,677,154
684,590	Heineken Holding (Class A) (c), (EUR)	18,409,187

		52,086,341

	Capital Markets—1.2%
365,210	Morgan Stanley	18,004,853
188,000	State Street Corp.	8,029,480

		26,034,333

	Commercial Banks—9.5%
557,800	Fifth Third Bancorp	27,454,916
4,741,136	HSBC Holdings, Plc., (GBP)	75,467,716
641,500	Lloyds TSB Group, Plc. (ADR) (c)	20,194,420
1,504,500	Wells Fargo & Co.	89,713,335

		212,830,387

	Commercial Services & Supplies—2.7%
353,900	D&B Corp. (b)	20,773,930
566,600	H&R Block, Inc.	28,001,372
86,800	Iron Mountain, Inc. (b)	2,938,180
3,186,900	Rentokil Initial, Plc., (GBP)	8,688,714

		60,402,196

	Communications Equipment—0.3%
464,900	Nokia Corp. (ADR) (c)	6,378,428

	Computers & Peripherals—1.7%
454,900	Lexmark International, Inc. (Class A) (b)	38,216,149

	Construction Materials—1.7%
382,400	Martin Marietta Materials, Inc. (c)	17,311,248
430,300	Vulcan Materials Co.	21,923,785

		39,235,033

	Consumer Finance—8.9%
3,269,300	American Express Co.	168,238,178
797,300	Providian Financial Corp. (b)	12,390,042
285,770	Takefuji Corp. (JPY)	18,281,569

		198,909,789

	Containers & Packaging—2.4%
1,179,600	Sealed Air Corp. (b)	54,674,460

	Diversified Financial Services—8.4%
1,805,373	Citigroup, Inc.	79,653,057
1,780,008	JPMorgan Chase & Co.	70,719,718
394,000	Moody’s Corp.	28,860,500
247,700	Principal Financial Group, Inc. (c)	8,909,769

		188,143,044

Shares		Value

	Energy Equipment & Services—0.7%
407,700	Transocean, Inc. (b) (c)	$14,587,506

	Food & Staples Retailing—3.0%
1,596,800	Costco Wholesale Corp.	66,363,008

	Food Products—0.9%
455,000	Hershey Foods Corp.	21,253,050

	Health Care Providers & Services—1.8%
481,900	Cardinal Health, Inc.	21,092,763
481,500	HCA, Inc. (c)	18,369,225

		39,461,988

	Industrial Conglomerates—4.2%
3,087,989	Tyco International, Ltd.	94,677,743

	Insurance—17.9%
1,679,107	American International Group, Inc.	114,162,485
822,500	Aon Corp.	23,638,650
1,021	Berkshire Hathaway, Inc. (Class A) (b) (c)	88,469,650
1,266	Berkshire Hathaway, Inc. (Class B) (b)	3,634,686
54,600	Everest Re Group, Ltd.	4,058,418
686,100	Loews Corp.	40,136,850
7,000	Markel Corp. (b)	2,158,800
471,100	Marsh & McLennan Cos., Inc.	21,557,536
142,200	Sun Life Financial (c)	4,271,688
152,100	The Chubb Corp.	10,689,588
755,500	The Progressive Corp.	64,028,625
469,556	Transatlantic Holdings, Inc. (c)	25,520,368

		402,327,344

	Internet Software & Services—0.5%
478,100	IAC/InterActiveCorp (b) (c)	10,527,762

	Media—4.3%
1,731,955	Comcast Corp. (Special Class A) (b)	48,356,184
151,800	Gannett Co., Inc.	12,714,768
429,577	Lagardere S.C.A. (c), (EUR)	26,667,596
169,800	WPP Group, Plc. (ADR) (c)	7,929,490

		95,668,038

	Oil & Gas—7.7%
711,804	ConocoPhillips	58,972,961
649,558	Devon Energy Corp.	46,125,114
478,500	EOG Resources, Inc.	31,509,225
646,200	Occidental Petroleum Corp.	36,141,966

		172,749,266

	Pharmaceuticals—2.4%
423,600	Eli Lilly & Co.	25,437,180
225,000	Novartis AG Registered, (CHF)	10,495,066
616,160	Pfizer, Inc.	18,854,496

		54,786,742

See accompanying notes to schedule of investments.

MSF-48

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—5.5%

Shares		Value

	Real Estate—1.5%
67,400	CenterPoint Properties Trust (REIT) (c)	$2,937,292
1,027,078	General Growth Properties, Inc. (REIT)	31,839,418

		34,776,710

	Semiconductors & Equipment—0.0%
733,000	Agere Systems, Inc. (Class A) (b) (c)	769,650

	Software—1.0%
836,500	Microsoft Corp.	23,129,225

	Specialty Retail—0.8%
242,800	AutoZone, Inc. (b)	18,756,300

	Thrifts & Mortgage Finance—2.9%
595,400	Golden West Financial Corp.	66,059,630

	Tobacco—4.9%
2,346,400	Altria Group, Inc. (c)	110,374,656

	Wireless Telecommunication Services—0.5%
541,000	SK Telecom, Ltd. (ADR) (c)	10,522,450

	Total Common Stocks (Identified Cost $1,776,997,340)	2,132,233,300

Face Amount		Value

	Commercial Paper—5.5%
$37,000,000	San Paolo U.S. Financial, Inc. 1.760%, 10/01/04	$37,000,000
45,264,000	UBS Finance, Inc. 1.880%, 10/01/04	45,264,000
40,000,000	UBS Finance, Inc. 1.760%, 10/04/04	39,994,133

		122,258,133

	Total Short Term Investments (Identified Cost $122,258,133)	122,258,133

	Total Investments—100.4% (Identified Cost $1,899,255,473) (a)	2,254,491,433
	Other assets less liabilities	(8,535,166)

	Total Net Assets—100%	$2,245,956,267

See accompanying notes to schedule of investments.

MSF-49

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—98.8% of Total Net Assets

Shares		Value

	Aerospace & Defense—4.5%
20,600	Goodrich Corp.	$646,016
349,500	Honeywell International, Inc.	12,533,070
57,700	Lockheed Martin Corp.	3,218,506
23,200	Northrop Grumman Corp.	1,237,256
30,400	Precision Castparts Corp.	1,825,520
75,900	Raytheon Co.	2,882,682
37,500	The Boeing Co.	1,935,750
20,200	United Defense Industries, Inc. (b)	807,798

		25,086,598

	Air Freight & Couriers—0.1%
11,200	Expeditors International of Washington, Inc.	579,040

	Airlines—0.4%
49,500	AirTran Holdings, Inc. (b)	493,020
109,800	Southwest Airlines Co.	1,495,476

		1,988,496

	Auto Components—0.1%
37,300	TRW Automotive Holdings Corp. (b)	703,105

	Beverages—0.4%
7,400	Anheuser-Busch Cos., Inc.	369,630
43,000	PepsiCo, Inc.	2,091,950

		2,461,580

	Biotechnology—1.0%
24,500	Amgen, Inc. (b)	1,388,660
22,800	Biogen Idec, Inc. (b)	1,394,676
95,000	BioMarin Pharmaceutical, Inc. (b)	493,050
19,700	Genentech, Inc. (b)	1,032,674
23,100	MedImmune, Inc. (b)	547,470
47,900	Millennium Pharmaceuticals, Inc. (b)	656,709

		5,513,239

	Building Products—1.2%
190,400	Masco Corp.	6,574,512

	Capital Markets—3.3%
36,800	Lehman Brothers Holdings, Inc.	2,933,696
125,000	Merrill Lynch & Co., Inc.	6,215,000
127,800	Morgan Stanley	6,300,540
31,700	The Bear Stearns Cos., Inc.	3,048,589

		18,497,825

	Chemicals—3.4%
96,600	E. I. du Pont de Nemours & Co.	4,134,480
129,200	Lyondell Chemical Co.	2,901,832
118,000	Millennium Chemicals, Inc. (b)	2,502,780
74,270	Olin Corp.	1,485,400
153,100	The Dow Chemical Co.	6,917,058
25,200	The Lubrizol Corp.	871,920

		18,813,470

Shares		Value

	Commercial Banks—6.4%
425,754	Bank of America Corp.	$18,447,921
9,000	East West Bancorp, Inc.	302,310
76,600	SouthTrust Corp.	3,191,156
13,200	SunTrust Banks, Inc.	929,412
38,800	Texas Capital Bancshares, Inc. (b)	704,220
38,200	UCBH Holdings, Inc.	1,492,474
149,400	Wachovia Corp.	7,014,330
59,900	Wells Fargo & Co.	3,571,837

		35,653,660

	Commercial Services & Supplies—2.7%
9,300	Avery Dennison Corp.	611,754
74,100	Career Education Corp. (b)	2,106,663
88,200	Cendant Corp.	1,905,120
91,000	Cintas Corp.	3,825,640
54,600	On Assignment, Inc. (b)	242,424
208,800	Robert Half International, Inc.	5,380,776
32,700	Waste Management, Inc.	894,018

		14,966,395

	Communications Equipment—0.9%
44,700	Cisco Systems, Inc. (b)	809,070
61,900	Comverse Technology, Inc. (b)	1,165,577
168,900	Foundry Networks, Inc. (b)	1,602,861
34,800	Juniper Networks, Inc. (b)	821,280
15,400	Scientific-Atlanta, Inc.	399,168

		4,797,956

	Computers & Peripherals—0.5%
23,800	International Business Machines Corp.	2,040,612
115,700	Western Digital Corp. (b)	1,017,003

		3,057,615

	Construction & Engineering—0.7%
52,800	Chicago Building & Iron Co., NV	1,583,472
58,500	Fluor Corp.	2,604,420

		4,187,892

	Consumer Finance—0.4%
22,300	Capital One Financial Corp.	1,647,970
28,000	MBNA Corp.	705,600

		2,353,570

	Containers & Packaging—1.4%
14,900	Ball Corp.	557,707
119,100	Owens-Illinois, Inc. (b)	1,905,600
88,300	Packaging Corp. of America	2,160,701
2,800	Sealed Air Corp. (b)	129,780
147,600	Smurfit-Stone Container Corp. (b)	2,859,012

		7,612,800

	Diversified Financial Services—4.1%
4,500	Asset Acceptence Capital Corp. (b)	76,365
18,200	CIT Group, Inc.	680,498

See accompanying notes to schedule of investments.

MSF-50

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Diversified Financial Services—(Continued)
310,666	Citigroup, Inc.	$13,706,584
214,928	JPMorgan Chase & Co.	8,539,089

		23,002,536

	Diversified Telecommunication Services—4.1%
45,500	Citizens Communications Co.	609,245
179,600	MasTec, Inc. (b)	942,900
454,000	SBC Communications, Inc.	11,781,300
59,600	Telewest Global, Inc. (b)	692,552
223,200	Verizon Communications, Inc.	8,789,616

		22,815,613

	Electric Utilities—1.8%
33,900	Entergy Corp.	2,054,679
47,100	FirstEnergy Corp.	1,934,868
64,600	PG&E Corp.	1,963,840
27,800	PPL Corp.	1,311,604
21,400	The Southern Co.	641,572
27,300	TXU Corp.	1,308,216
40,100	Westar Energy, Inc.	810,020

		10,024,799

	Electrical Equipment—0.2%
65,000	FuelCell Energy, Inc. (b)	666,250
17,900	Rockwell Automation, Inc.	692,730

		1,358,980

	Electronic Equipment & Instruments—2.6%
55,900	Aeroflex, Inc. (b)	590,863
49,000	Agilent Technologies, Inc. (b)	1,056,930
30,300	Amphenol Corp. (Class A) (b)	1,038,078
84,100	Flextronics International, Ltd. (b)	1,114,325
11,600	National Instruments Corp.	351,132
96,800	PerkinElmer, Inc.	1,666,896
3,490	Samsung Electronics Co., Ltd., (KRW)	1,386,079
44,200	Symbol Technologies, Inc.	558,688
53,400	Thermo Electron Corp. (b)	1,442,868
117,900	Waters Corp. (b)	5,199,390

		14,405,249

	Energy Equipment & Services—3.7%
40,400	Baker Hughes, Inc.	1,766,288
52,140	ENSCO International, Inc.	1,703,414
92,900	Halliburton Co.	3,129,801
111,900	Pride International, Inc. (b)	2,214,501
38,600	Rowan Cos., Inc.	1,019,040
35,000	Smith International, Inc. (b)	2,125,550
97,200	Transocean, Inc. (b)	3,477,816
43,200	Varco International, Inc. (b)	1,158,624
75,700	Weatherford International, Ltd. (b)	3,862,214

		20,457,248

Shares		Value

	Food & Staples Retailing—0.6%
54,300	Albertson’s, Inc.	$1,299,399
83,100	Safeway, Inc. (b)	1,604,661
10,200	Wal-Mart Stores, Inc.	542,640

		3,446,700

	Food Products—0.2%
14,700	McCormick & Co., Inc.	504,798
20,500	Smithfield Foods, Inc. (b)	512,500

		1,017,298

	Health Care Equipment & Supplies—3.7%
320,200	Baxter International, Inc.	10,297,632
31,300	Dade Behring Holdings, Inc. (b)	1,743,973
48,100	Guidant Corp.	3,176,524
35,950	Immucor, Inc. (b)	889,763
43,200	Medtronic, Inc.	2,242,080
18,500	St. Jude Medical, Inc. (b)	1,392,495
18,900	Varian Medical Systems, Inc. (b)	653,373

		20,395,840

	Health Care Providers & Services—1.0%
15,200	Covance, Inc. (b)	607,544
77,000	Tenet Healthcare Corp. (b)	830,830
55,500	UnitedHealth Group, Inc.	4,092,570

		5,530,944

	Hotels, Restaurants & Leisure—0.8%
150,600	McDonald’s Corp.	4,221,318

	Household Durables—1.5%
52,900	Centex Corp.	2,669,334
23,100	D.R. Horton, Inc.	764,841
30,800	KB HOME	2,602,292
26,200	Lennar Corp. (Class A)	1,247,120
54,200	Newell Rubbermaid, Inc.	1,086,168

		8,369,755

	Household Products—0.7%
21,900	The Clorox Co.	1,167,270
46,800	The Procter & Gamble Co.	2,532,816

		3,700,086

	IT Services—0.6%
26,200	Affiliated Computer Services, Inc. (Class A) (b)	1,458,554
54,000	Paychex, Inc.	1,628,100

		3,086,654

	Industrial Conglomerates—8.2%
9,600	3M Co.	767,712
980,100	General Electric Co.	32,911,758
15,300	Siemens AG (ADR)	1,127,610
361,200	Tyco International, Ltd.	11,074,392

		45,881,472

See accompanying notes to schedule of investments.

MSF-51

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—5.8%
85,800	ACE, Ltd.	$3,437,148
94,200	AFLAC, Inc.	3,693,582
87,600	Allianz AG (ADR)	881,256
35,700	Ambac Financial Group, Inc.	2,854,215
167,700	American International Group, Inc.	11,401,923
37,600	Hartford Financial Services Group, Inc.	2,328,568
15,400	PartnerRe, Ltd.	842,226
15,900	Scottish Re Group, Ltd.	336,603
23,981	The St. Paul Travelers Cos., Inc.	792,812
93,000	UnumProvident Corp.	1,459,170
62,800	W.R. Berkley Corp.	2,647,648
19,900	XL Capital, Ltd. (Class A)	1,472,401

		32,147,552

	Internet Software & Services—0.5%
682,400	Covad Communications Group, Inc. (b)	1,146,432
40,800	Yahoo!, Inc. (b)	1,383,528

		2,529,960

	Leisure Equipment & Products—0.3%
50,200	Eastman Kodak Co.	1,617,444

	Machinery—0.1%
12,000	Blount International, Inc. (b)	157,200
15,300	Navistar International Corp. (b)	569,007

		726,207

	Media—5.4%
16,900	ADVO, Inc.	522,886
58,700	Cablevision Systems Corp. (Class A) (b)	1,190,436
112,500	Clear Channel Communications, Inc.	3,506,625
65,010	Emmis Communications Corp. (Class A) (b)	1,174,081
66,800	Fox Entertainment Group, Inc. (Class A) (b)	1,853,032
40,300	Grupo Televisa S.A. (ADR)	2,125,019
78,400	Lamar Advertising Co. (Class A) (b)	3,262,224
168,700	Liberty Media Corp. (Class A) (b)	1,471,064
27,656	Salem Communications Corp. (Class A) (b)	700,250
104,229	The DIRECTV Group, Inc. (b)	1,833,388
153,700	The Walt Disney Co.	3,465,935
170,500	Time Warner, Inc. (b)	2,751,870
30,300	Univision Communications, Inc. (Class A) (b)	957,783
19,300	Valassis Communications, Inc. (b)	570,894
147,100	Viacom, Inc. (Class B)	4,936,676

		30,322,163

	Metals & Mining—2.6%
87,400	Alcoa, Inc.	2,935,766
46,200	Companhia Vale do Rio Doce (ADR) (b)	1,038,114
35,400	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,433,700
47,300	Massey Energy Co.	1,368,389
5,500	Metals USA, Inc. (b)	97,570
22,900	Newmont Mining Corp.	1,042,637
50,700	Nucor Corp.	4,632,459
18,800	Phelps Dodge Corp.	1,730,164

		14,278,799

Shares		Value

	Multi-Utilities—0.5%
189,800	Calpine Corp. (b)	$550,420
13,200	Public Service Enterprise Group, Inc.	562,320
145,800	The AES Corp. (b)	1,456,542

		2,569,282

	Multiline Retail—0.6%
41,500	99 Cents Only Stores (b)	590,545
51,100	J.C. Penney Co., Inc.	1,802,808
20,000	Nordstrom, Inc.	764,800

		3,158,153

	Office Electronics—0.2%
86,800	Xerox Corp.	1,222,144

	Oil & Gas—8.5%
32,600	Apache Corp.	1,633,586
38,100	BP, Plc. (ADR)	2,191,893
52,600	Burlington Resources, Inc.	2,146,080
138,600	ChevronTexaco Corp.	7,434,504
40,972	ConocoPhillips	3,394,530
30,900	Encore Aquisition Co. (b)	1,066,050
433,400	Exxon Mobil Corp.	20,946,222
73,400	GlobalSantaFe Corp.	2,249,710
50,700	Occidental Petroleum Corp.	2,835,651
33,100	Premcor, Inc. (b)	1,274,350
46,300	Quicksilver Resources, Inc. (b)	1,512,621
7,500	Valero Energy Corp.	601,575

		47,286,772

	Personal Products—0.3%
41,800	The Gillette Co.	1,744,732

	Pharmaceuticals—2.9%
36,200	Barr Pharmaceuticals, Inc. (b)	1,499,766
36,600	Johnson & Johnson	2,061,678
61,700	Merck & Co., Inc.	2,036,100
36,300	Pfizer, Inc.	1,110,780
260,300	Schering-Plough Corp.	4,961,318
119,500	Wyeth	4,469,300

		16,138,942

	Real Estate—1.1%
96,200	Apartment Investment & Management Co. (REIT) (Class A)	3,345,836
44,700	General Growth Properties, Inc. (REIT)	1,385,700
22,100	iStar Financial, Inc. (REIT)	911,183
14,400	Manufactured Home Communities, Inc. (REIT)	478,656

		6,121,375

	Road & Rail—0.6%
51,100	Norfolk Southern Corp.	1,519,714
30,200	Swift Transportation Co., Inc. (b)	507,964
19,300	Union Pacific Corp.	1,130,980

		3,158,658

See accompanying notes to schedule of investments.

MSF-52

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Semiconductors & Equipment—1.9%
37,800	Analog Devices, Inc.	$1,465,884
48,200	Cabot Microelectronics Corp. (b)	1,747,250
95,700	Freescale Semiconductor, Inc. (b)	1,368,510
66,700	Intel Corp.	1,338,002
55,500	KLA-Tencor Corp. (b)	2,302,140
34,700	Lam Research Corp. (b)	759,236
76,300	NVIDIA Corp. (b)	1,107,876
41,200	PMC-Sierra, Inc. (b)	362,972

		10,451,870

	Software—1.8%
136,600	BEA Systems, Inc. (b)	943,906
317,500	Microsoft Corp.	8,778,875
23,000	PalmSource, Inc. (b)	477,020

		10,199,801

	Specialty Retail—1.4%
22,500	American Eagle Outfitters, Inc. (b)	829,125
25,500	CarMax, Inc. (b)	549,525
102,200	The Home Depot, Inc.	4,006,240
130,800	Toys “R” Us, Inc. (b)	2,320,392

		7,705,282

	Thrifts & Mortgage Finance—2.2%
27,900	Federal Home Loan Mortgage Corp.	1,820,196
50,400	Federal National Mortgage Association	3,195,360
10,900	Golden West Financial Corp.	1,209,355
154,433	New York Community Bancorp, Inc.	3,172,054
91,700	Sovereign Bancorp, Inc.	2,000,894
20,500	Washington Mutual, Inc.	801,140

		12,198,999

Shares		Value

	Tobacco—0.1%
18,300	Altria Group, Inc.	$860,832

	Trading Companies & Distributors—0.1%
13,300	W.W. Grainger, Inc.	766,745

	Wireless Telecommunication Services—0.7%
74,800	American Tower Corp. (Class A) (b)	1,148,180
11,900	Leap Wireless International, Inc. (b)	261,800
42,000	Nextel Communications, Inc. (Class A) (b)	1,001,280
90,200	Nextel Partners, Inc. (Class A) (b)	1,495,516

		3,906,776

	Total Common Stocks (Identified Cost $515,667,103)	549,674,733

Preferred Stocks—0.2%

	Media—0.2%
31,361	The News Corp., Ltd. (ADR)	982,540

	Total Preferred Stocks (Identified Cost $997,420)	982,540

	Total Investments—99.0% (Identified Cost $516,664,523) (a)	550,657,273
	Other assets less liabilities	5,443,519

	Total Net Assets—100%	$556,100,792

See accompanying notes to schedule of investments.

MSF-53

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—93.0% of Total Net Assets

Shares		Value

	Aerospace & Defense—3.5%
219,550	Honeywell International, Inc.	$7,873,063
220,200	Raytheon Co.	8,363,196

		16,236,259

	Automobiles—1.8%
141,800	Harley-Davidson, Inc.	8,428,592

	Beverages—4.8%
208,300	Anheuser-Busch Cos., Inc.	10,404,585
223,700	Coca-Cola Enterprises, Inc.	4,227,930
158,100	Diageo, Plc. (ADR)	7,972,983

		22,605,498

	Biotechnology—1.2%
123,300	Chiron Corp. (b)	5,449,860

	Building Products—2.2%
306,200	Masco Corp.	10,573,086

	Capital Markets—1.1%
170,400	The Bank of New York Co., Inc.	4,970,568

	Commercial Banks—1.7%
278,800	U.S. Bancorp	8,057,320

	Commercial Services & Supplies—3.8%
223,500	H&R Block, Inc.	11,045,370
252,100	Waste Management, Inc.	6,892,414

		17,937,784

	Computers & Peripherals—1.5%
1,797,100	Sun Microsystems, Inc. (b)	7,260,284

	Diversified Financial Services—3.1%
201,400	Citigroup, Inc.	8,885,768
143,800	J.P. Morgan Chase & Co.	5,713,174

		14,598,942

	Diversified Telecommunication Services—0.7%
153,300	Sprint Corp.	3,085,929

	Food & Staples Retailing—1.9%
172,400	Wal-Mart Stores, Inc.	9,171,680

	Food Products—4.3%
165,900	General Mills, Inc.	7,448,910
167,250	H.J. Heinz Co.	6,024,345
208,600	Kraft Foods, Inc. (Class A)	6,616,792

		20,090,047

	Health Care Equipment & Supplies—2.7%
263,300	Baxter International, Inc.	8,467,728
66,100	Guidant Corp.	4,365,244

		12,832,972

Shares		Value

	Health Care Providers & Services—1.1%
98,400	AmerisourceBergen Corp.	$5,285,064

	Hotels, Restaurants & Leisure—6.0%
118,800	Carnival Corp.	5,618,052
409,700	McDonald’s Corp.	11,483,891
268,100	Yum! Brands, Inc.	10,900,946

		28,002,889

	Household Durables—4.3%
135,500	Black & Decker Corp.	10,493,120
128,100	Fortune Brands, Inc.	9,490,929

		19,984,049

	IT Services—4.8%
127,000	Automatic Data Processing, Inc.	5,247,640
268,000	First Data Corp.	11,658,000
230,800	SunGard Data Systems, Inc. (b)	5,486,116

		22,391,756

	Insurance—1.6%
191,400	AFLAC, Inc.	7,504,794

	Leisure Equipment & Products—1.1%
285,900	Mattel, Inc.	5,183,367

	Media—14.6%
308,500	Comcast Corp. (Special Class A) (b)	8,613,320
213,900	EchoStar Communications Corp. (Class A) (b)	6,656,568
62,900	Gannett Co., Inc.	5,268,504
65,100	Knight-Ridder, Inc.	4,260,795
1,131,200	Liberty Media Corp. (Class A) (b)	9,864,064
42,430	Liberty Media International, Inc. (Class A) (b)	1,415,550
370,372	The DIRECTV Group, Inc. (b)	6,514,843
401,800	The Walt Disney Co.	9,060,590
624,400	Time Warner, Inc. (b)	10,077,816
208,500	Viacom, Inc. (Class B)	6,997,260

		68,729,310

	Multiline Retail—2.0%
195,500	Kohl’s Corp. (b)	9,421,145

	Office Electronics—1.5%
498,900	Xerox Corp.	7,024,512

	Oil & Gas—3.4%
188,800	Burlington Resources, Inc.	7,703,040
101,371	ConocoPhillips	8,398,587

		16,101,627

	Pharmaceuticals—5.1%
190,700	Abbott Laboratories	8,078,052
434,600	Bristol-Myers Squibb Co.	10,286,982
174,200	Merck & Co., Inc.	5,748,600

		24,113,634

See accompanying notes to schedule of investments.

MSF-54

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—6.9%

Shares		Value

	Specialty Retail—6.8%
430,200	Limited Brands, Inc.	$9,589,158
485,900	The Gap, Inc.	9,086,330
247,400	The Home Depot, Inc.	9,698,080
191,000	Toys “R” Us, Inc. (b)	3,388,340

		31,761,908

	Thrifts & Mortgage Finance—6.4%
135,050	Federal National Mortgage Association	8,562,170
130,300	MGIC Investment Corp.	8,671,465
333,100	Washington Mutual, Inc.	13,017,548

		30,251,183

	Total Common Stocks (Identified Cost $373,917,163)	437,054,059

Face Amount		Value

	Repurchase Agreement—6.9%
$32,412,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 0.350% to be repurchased at $32,412,315 on 10/01/04 collateralized by $2,490,000 U.S. Treasury Note 2.375% due 08/15/06 with a value of $2,486,887, $10,315,000 U.S. Treasury Note 2.375% due 08/15/06 with a value of $10,302,106, $10,315,000 U.S. Treasury Note 2.375% due 08/15/06 with a value of $10,302,106, and by $10,315,000 U.S. Treasury Note 2.375% due 08/15/06 with a value of $10,302,106.	$32,412,000

	Total Short Term Investments (Identified Cost $32,412,000)	32,412,000

	Total Investments—99.9% (Identified Cost $406,329,163) (a)	469,466,059
	Other assets less liabilities	387,464

	Total Net Assets—100%	$469,853,523

See accompanying notes to schedule of investments.

MSF-55

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—96.9% of Total Net Assets

Shares		Value

	Biotechnology—5.5%
203,400	Amgen, Inc. (b)	$11,528,712
251,700	Genentech, Inc. (b)	13,194,114
375,800	Gilead Sciences, Inc. (b)	14,047,404
141,300	MedImmune, Inc. (b)	3,348,810

		42,119,040

	Capital Markets—5.1%
98,400	Lehman Brothers Holdings, Inc.	7,844,448
217,300	Merrill Lynch & Co., Inc.	10,804,156
226,500	State Street Corp.	9,673,815
107,900	The Goldman Sachs Group, Inc.	10,060,596

		38,383,015

	Commercial Banks—1.5%
261,600	Bank of America Corp.	11,335,128

	Commercial Services & Supplies—1.0%
103,100	Apollo Group, Inc. (Class A) (b)	7,564,447

	Communications Equipment—4.1%
870,600	Cisco Systems, Inc. (b)	15,757,860
280,300	QUALCOMM, Inc.	10,942,912
61,500	Research In Motion, Ltd. (b)	4,694,910

		31,395,682

	Computers & Peripherals—6.0%
376,800	Apple Computer, Inc. (b)	14,601,000
530,700	Dell, Inc. (b)	18,892,920
78,900	International Business Machines Corp.	6,764,886
59,000	Lexmark International, Inc. (Class A) (b)	4,956,590

		45,215,396

	Consumer Finance—2.4%
354,400	American Express Co.	18,237,424

	Diversified Financial Services—2.9%
28,900	Citigroup, Inc.	1,275,068
519,960	JPMorgan Chase & Co.	20,658,011

		21,933,079

	Electronic Equipment & Instruments—1.3%
473,200	Agilent Technologies, Inc. (b)	10,206,924

	Energy Equipment & Services—5.8%
270,900	BJ Services Co.	14,197,869
316,000	Schlumberger, Ltd.	21,269,960
140,100	Smith International, Inc. (b)	8,508,273

		43,976,102

	Food & Staples Retailing—3.2%
138,900	Costco Wholesale Corp.	5,772,684
354,000	The Kroger Co. (b)	5,494,080
154,800	Whole Foods Market, Inc.	13,280,292

		24,547,056

Shares		Value

	Health Care Equipment & Supplies—2.4%
95,800	Alcon, Inc.	$7,683,160
165,500	Guidant Corp.	10,929,620

		18,612,780

	Health Care Providers & Services—1.4%
342,000	Caremark Rx, Inc. (b)	10,967,940

	Hotels, Restaurants & Leisure—2.3%
378,000	Starbucks Corp. (b)	17,183,880

	Household Durables—1.0%
69,100	Harman International Industries, Inc.	7,445,525

	Household Products—1.4%
197,000	The Procter & Gamble Co.	10,661,640

	Industrial Conglomerates—3.5%
797,200	General Electric Co.	26,769,976

	Insurance—2.2%
250,300	American International Group, Inc.	17,017,897

	Internet & Catalog Retail—3.3%
274,300	eBay, Inc. (b)	25,219,142

	Internet Software & Services—3.9%
28,500	Google, Inc. (b) (c)	3,693,600
759,100	Yahoo!, Inc. (b)	25,741,081

		29,434,681

	Media—2.2%
300,100	The DIRECTV Group, Inc. (b)	5,278,759
351,800	Univision Communications, Inc. (Class A) (b)	11,120,398

		16,399,157

	Multiline Retail—2.3%
332,600	Target Corp.	15,050,150

	Oil & Gas—1.5%
75,400	Suncor Energy, Inc.	2,413,554
110,900	Total S.A. (ADR) (c)	11,330,653

		13,744,207

	Personal Products—2.6%
255,200	Avon Products, Inc.	11,147,136
208,100	The Estee Lauder Cos., Inc.	8,698,580

		19,845,716

	Pharmaceuticals—8.7%
119,300	Allergan, Inc.	8,655,215
178,400	AstraZeneca, Plc. (ADR) (c)	7,337,592
173,500	Eli Lilly & Co.	10,418,675
129,625	IVAX Corp. (c)	2,482,318
292,400	Novartis AG (ADR)	13,646,308

See accompanying notes to schedule of investments.

MSF-56

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—2.3%

Shares		Value

	Pharmaceuticals—(Continued)
318,040	Pfizer, Inc.	$9,732,024
132,400	Roche Holdings, Ltd. (ADR)	13,677,900

		65,950,032

	Semiconductors & Equipment—4.0%
375,200	Intel Corp.	7,526,512
422,200	Marvell Technology Group, Ltd. (b)	11,032,086
197,200	Maxim Integrated Products, Inc.	8,339,588
176,800	Texas Instruments, Inc.	3,762,304

		30,660,490

	Software—9.6%
341,800	Electronic Arts, Inc. (b)	15,719,382
200,600	Mercury Interactive Corp. (b) (c)	6,996,928
970,400	Microsoft Corp.	26,831,560
100,000	NAVTEQ (b)	3,564,000
330,600	SAP AG (ADR)	12,876,870
119,300	Symantec Corp. (b)	6,547,184

		72,535,924

	Specialty Retail—5.8%
269,300	Bed Bath & Beyond, Inc. (b)	9,993,723
282,700	Chico’s FAS, Inc. (b) (c)	9,668,340
183,400	Lowe’s Cos., Inc.	9,967,790

128,000	PETsMART, Inc.	3,633,920
224,000	Tiffany & Co.	6,885,760
108,900	Williams-Sonoma, Inc. (b)	4,089,195

		44,238,728

	Total Common Stocks (Identified Cost $670,728,178)	736,651,158

Face Amount		Value

	Commercial Paper—2.3%
$7,217,000	American Express Credit Corp. 1.730%, 10/01/04	$7,217,000
10,000,000	General Electric Capital Corp. 1.740%, 10/01/04	10,000,000

		17,217,000

	Total Short Term Investments (Identified Cost $17,217,000)	17,217,000

	Total Investments—99.2% (Identified Cost $687,945,178) (a)	753,868,158
	Other assets less liabilities	5,844,945

	Total Net Assets—100%	$759,713,103

See accompanying notes to schedule of investments.

MSF-57

Metropolitan Series Fund, Inc.

Met/Putnam Voyager Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—97.2% of Total Net Assets

Shares		Value

	Aerospace & Defense—3.2%
1,000	General Dynamics Corp.	$102,100
2,300	L-3 Communications Holdings, Inc.	154,100
22,100	The Boeing Co.	1,140,802
7,800	United Technologies Corp.	728,364

		2,125,366

	Air Freight & Couriers—0.6%
1,200	FedEx Corp.	102,828
4,800	J.B. Hunt Transport Services, Inc.	178,272
1,800	United Parcel Service, Inc. (Class B)	136,656

		417,756

	Auto Components—0.2%
2,400	Johnson Controls, Inc.	136,344

	Beverages—3.3%
2,600	Coca-Cola Enterprises, Inc.	49,140
15,400	Pepsi Bottling Group, Inc.	418,110
23,300	PepsiCo, Inc.	1,133,545
14,000	The Coca-Cola Co.	560,700

		2,161,495

	Biotechnology—2.7%
14,900	Amgen, Inc. (b)	844,532
3,600	Biogen Idec, Inc. (b)	220,212
2,800	Genentech, Inc. (b)	146,776
4,200	Genzyme Corp. (b)	228,522
8,800	Gilead Sciences, Inc. (b)	328,944

		1,768,986

	Building Products—0.7%
14,200	Masco Corp.	490,326

	Commercial Banks—1.6%
1,700	Commerce Bancorp, Inc.	93,840
14,600	U.S. Bancorp	421,940
9,500	Wells Fargo & Co.	566,485

		1,082,265

	Commercial Services & Supplies—0.0%
335	Apollo Group, Inc. (Class A) (b)	24,548

	Communications Equipment—6.1%
20,000	Avaya, Inc. (b)	278,800
95,400	Cisco Systems, Inc. (b)	1,726,740
1,700	Harris Corp.	93,398
24,000	Motorola, Inc.	432,960
39,200	QUALCOMM, Inc.	1,530,368

		4,062,266

	Computers & Peripherals—3.8%
38,900	Dell, Inc. (b)	1,384,840
33,000	EMC Corp. (b)	380,820
8,900	Lexmark International, Inc. (Class A) (b)	747,689

		2,513,349

Shares		Value

	Construction Materials—0.0%
400	Vulcan Materials Co.	$20,380

	Consumer Finance—2.2%
2,900	American Express Co.	149,234
10,200	Capital One Financial Corp.	753,780
13,800	MBNA Corp.	347,760
5,000	SLM Corp.	223,000

		1,473,774

	Containers & Packaging—0.0%
600	Ball Corp.	22,458

	Diversified Financial Services—1.5%
14,200	Citigroup, Inc.	626,504
7,996	Doral Financial Corp.	331,594

		958,098

	Diversified Telecommunication Services—0.6%
5,500	CenturyTel, Inc.	188,320
4,900	Verizon Communications, Inc.	192,962

		381,282

	Electric Utilities—0.6%
14,900	Edison International	394,999

	Electronic Equipment & Instruments—0.7%
6,200	Arrow Electronics, Inc.	139,996
4,400	Fisher Scientific International, Inc.	256,652
2,400	Jabil Circuit, Inc. (b)	55,200

		451,848

	Food & Staples Retailing—4.3%
15,500	Costco Wholesale Corp.	644,180
5,300	Sysco Corp.	158,576
36,500	Wal-Mart Stores, Inc.	1,941,800
1,200	Whole Foods Market, Inc.	102,948

		2,847,504

	Health Care Equipment & Supplies—3.3%
4,200	Becton, Dickinson & Co.	217,140
15,400	Medtronic, Inc.	799,260
1,200	Respironics, Inc. (b)	64,128
7,600	St. Jude Medical, Inc. (b)	572,052
6,000	Varian Medical Systems, Inc. (b)	207,420
4,500	Zimmer Holdings, Inc. (b)	355,680

		2,215,680

	Health Care Providers & Services—4.6%
600	Anthem, Inc. (b)	52,350
7,200	Caremark Rx, Inc. (b)	230,904
1,300	Community Health Systems, Inc. (b)	34,684
8,950	Coventry Health Care, Inc. (b)	477,662
2,600	Express Scripts, Inc. (Class A) (b)	169,884

See accompanying notes to schedule of investments.

MSF-58

Metropolitan Series Fund, Inc.

Met/Putnam Voyager Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
5,000	Health Management Associates, Inc. (Class A)	$102,150
3,700	Henry Schein, Inc. (b)	230,547
2,300	Manor Care, Inc.	68,908
2,600	PacifiCare Health Systems, Inc. (b)	95,420
1,100	Patterson Cos., Inc. (b)	84,216
1,800	Sierra Health Services, Inc. (b)	86,274
14,166	UnitedHealth Group, Inc.	1,044,601
2,700	Universal Health Services, Inc. (Class B)	117,450
2,300	WellChoice, Inc. (b)	85,859
1,800	WellPoint Health Networks, Inc. (b)	189,162

		3,070,071

	Hotels, Restaurants & Leisure—1.8%
6,800	Darden Restaurants, Inc.	158,576
5,100	Harrah’s Entertainment, Inc.	270,198
6,800	Royal Caribbean Cruises, Ltd.	296,480
7,000	Starbucks Corp. (b)	318,220
4,200	Yum! Brands, Inc.	170,772

		1,214,246

	Household Durables—0.6%
100	NVR, Inc.	55,100
5,600	Whirlpool Corp.	336,504

		391,604

	Household Products—2.6%
31,300	The Procter & Gamble Co.	1,693,956

	IT Services—0.6%
3,300	Affiliated Computer Services, Inc. (Class A) (b)	183,711
5,400	Fiserv, Inc. (b)	188,244

		371,955

	Industrial Conglomerates—2.9%
12,100	3M Co.	967,637
27,700	General Electric Co.	930,166

		1,897,803

	Insurance—1.9%
500	Ambac Financial Group, Inc.	39,975
15,300	American International Group, Inc.	1,040,247
4,700	Fidelity National Financial, Inc.	179,070

		1,259,292

	Internet & Catalog Retail—1.3%
9,400	eBay, Inc. (b)	864,236

	Internet Software & Services—0.7%
14,200	Yahoo!, Inc. (b)	481,522

	Investment Company—2.0%
18,600	Nasdaq-100 Trust (SM), Series 1	653,790
5,800	SPDR Trust, Series 1	648,208

		1,301,998

Shares		Value

	Machinery—0.5%
2,200	Danaher Corp.	$112,816
2,300	Illinois Tool Works, Inc.	214,291
400	ITT Industries, Inc.	31,996

		359,103

	Multiline Retail—1.5%
9,200	Kohl’s Corp. (b)	443,348
5,800	Nordstrom, Inc.	221,792
6,948	Target Corp.	314,397

		979,537

	Office Electronics—0.4%
19,400	Xerox Corp.	273,152

	Oil & Gas—3.1%
13,000	Amerada Hess Corp.	1,157,000
5,100	Anadarko Petroleum Corp.	338,436
3,600	GlobalSantaFe Corp.	110,340
5,200	Valero Energy Corp.	417,092

		2,022,868

	Personal Products—2.0%
17,600	Avon Products, Inc.	768,768
12,600	The Gillette Co.	525,924

		1,294,692

	Pharmaceuticals—11.4%
19,600	Abbott Laboratories	830,256
3,000	Eon Labs, Inc. (b)	65,100
8,000	Forest Laboratories, Inc. (b)	359,840
43,200	Johnson & Johnson	2,433,456
1,200	Merck & Co., Inc.	39,600
117,300	Pfizer, Inc.	3,589,380
6,500	Wyeth	243,100

		7,560,732

	Semiconductors & Equipment—4.0%
4,100	Altera Corp. (b)	80,237
13,400	Applied Materials, Inc. (b)	220,966
76,500	Intel Corp.	1,534,590
3,800	Maxim Integrated Products, Inc.	160,702
21,800	Micron Technology, Inc. (b)	262,254
16,000	Texas Instruments, Inc.	340,480
2,100	Xilinx, Inc.	56,700

		2,655,929

	Software—9.9%
25,200	Adobe Systems, Inc.	1,246,644
7,300	Autodesk, Inc.	354,999
113,300	Microsoft Corp.	3,132,745
77,300	Oracle Corp. (b)	871,944
16,800	Symantec Corp. (b)	921,984

		6,528,316

See accompanying notes to schedule of investments.

MSF-59

Metropolitan Series Fund, Inc.

Met/Putnam Voyager Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—2.8%

Shares		Value

	Specialty Retail—7.2%
4,600	Abercrombie & Fitch Co. (Class A)	$144,900
8,000	Best Buy Co., Inc.	433,920
4,100	Borders Group, Inc.	101,680
7,300	Chico’s FAS, Inc. (b)	249,660
16,200	Lowe’s Cos., Inc.	880,470
6,200	Michaels Stores, Inc.	367,102
1,600	PETsMART, Inc.	45,424
1,200	RadioShack Corp.	34,368
2,500	Rent-A-Center, Inc. (b)	64,650
24,500	Staples, Inc.	730,590
37,300	The Home Depot, Inc.	1,462,160
12,700	TJX Cos., Inc.	279,908

		4,794,832

	Textiles, Apparel & Luxury Goods—0.9%
2,400	Coach, Inc. (b)	101,808
2,800	Liz Claiborne, Inc.	105,616
2,500	NIKE, Inc. (Class B)	197,000
3,600	The Timberland Co. (Class A) (b)	204,480

		608,904

	Thrifts & Mortgage Finance—1.2%
12,200	Federal National Mortgage Association	773,480

	Tobacco—0.7%
9,900	Altria Group, Inc.	465,696

	Total Common Stocks (Identified Cost $59,717,292)	64,412,648

Face Amount		Value

	Repurchase Agreement—2.8%
$1,850,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 1.15% to be repurchased at $1,850,059 on 10/01/04 collateralized by $1,895,940 U.S. Treasury Note 1.50% due 07/31/05 with a value of $1,889,940.	$1,850,000

	Total Short Term Investments (Identified Cost $1,850,000)	1,850,000

	Total Investments—100.0% (Identified Cost $61,567,292) (a)	66,262,648
	Other assets less liabilities	12,594

	Total Net Assets—100%	$66,275,242

See accompanying notes to schedule of investments.

MSF-60

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—97.7% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.0%
84,975	General Dynamics Corp.	$8,675,947
50,467	Goodrich Corp.	1,582,645
365,355	Honeywell International, Inc.	13,101,630
189,096	Lockheed Martin Corp.	10,547,775
152,385	Northrop Grumman Corp.	8,126,692
191,733	Raytheon Co.	7,282,019
75,248	Rockwell Collins, Inc.	2,794,711
356,796	The Boeing Co.	18,417,810
217,465	United Technologies Corp.	20,306,882

		90,836,111

	Air Freight & Couriers—1.1%
127,684	FedEx Corp.	10,941,242
27,369	Ryder System, Inc.	1,287,438
477,909	United Parcel Service, Inc. (Class B)	36,282,851

		48,511,531

	Airlines—0.1%
53,388	Delta Air Lines, Inc. (c)	175,646
335,861	Southwest Airlines Co.	4,574,427

		4,750,073

	Auto Components—0.2%
31,800	Cooper Tire & Rubber Co. (c)	641,406
63,469	Dana Corp.	1,122,766
238,530	Delphi Corp. (c)	2,215,944
80,865	Johnson Controls, Inc.	4,593,941
74,527	The Goodyear Tire & Rubber Co. (c)	800,420
55,073	Visteon Corp.	440,033

		9,814,510

	Automobiles—0.6%
777,738	Ford Motor Co. (c)	10,927,219
240,042	General Motors Corp. (c)	10,196,984
125,423	Harley-Davidson, Inc.	7,455,143

		28,579,346

	Beverages—2.3%
15,889	Adolph Coors Co. (Class B)	1,079,181
340,458	Anheuser-Busch Cos., Inc.	17,005,877
51,623	Brown-Forman Corp. (Class B) (c)	2,364,334
199,347	Coca-Cola Enterprises, Inc.	3,767,658
108,108	Pepsi Bottling Group, Inc.	2,935,132
720,034	PepsiCo, Inc.	35,029,654
1,031,278	The Coca-Cola Co.	41,302,684

		103,484,520

	Biotechnology—1.3%
538,112	Amgen, Inc. (b)	30,500,188
143,832	Biogen Idec, Inc. (b)	8,798,204
79,789	Chiron Corp. (b)	3,526,674
96,906	Genzyme Corp. (b)	5,272,656
183,009	Gilead Sciences, Inc. (b)	6,840,876
105,942	MedImmune, Inc. (b)	2,510,825

		57,449,423

Shares		Value

	Building Products—0.2%
90,923	American Standard Cos., Inc. (b)	$3,537,814
184,162	Masco Corp. (c)	6,359,114

		9,896,928

	Capital Markets—2.6%
158,657	E*TRADE Financial Corp. (b)	1,811,863
46,077	Federated Investors, Inc. (Class B) (c)	1,310,430
105,999	Franklin Resources, Inc.	5,910,504
101,740	Janus Capital Group, Inc.	1,384,681
115,329	Lehman Brothers Holdings, Inc.	9,194,028
180,219	Mellon Financial Corp.	4,990,264
399,311	Merrill Lynch & Co., Inc.	19,853,743
466,879	Morgan Stanley	23,017,135
93,431	Northern Trust Corp.	3,811,985
142,925	State Street Corp.	6,104,327
54,090	T. Rowe Price Group, Inc. (c)	2,755,345
330,695	The Bank of New York Co., Inc.	9,646,373
43,809	The Bear Stearns Cos., Inc.	4,213,111
580,816	The Charles Schwab Corp.	5,337,699
206,550	The Goldman Sachs Group, Inc.	19,258,722

		118,600,210

	Chemicals—1.6%
96,609	Air Products & Chemicals, Inc.	5,253,598
424,150	E. I. du Pont de Nemours & Co.	18,153,620
33,089	Eastman Chemical Co.	1,573,382
109,423	Ecolab, Inc.	3,440,259
52,866	Engelhard Corp.	1,498,751
21,588	Great Lakes Chemical Corp.	552,653
47,505	Hercules, Inc. (c)	676,946
40,051	International Flavours & Fragrances, Inc.	1,529,948
113,498	Monsanto Co.	4,133,597
73,007	PPG Industries, Inc.	4,473,869
138,111	Praxair, Inc.	5,902,864
95,357	Rohm & Haas Co.	4,097,490
29,372	Sigma-Aldrich Corp.	1,703,576
399,299	The Dow Chemical Co.	18,040,329

		71,030,882

	Commercial Banks—5.9%
150,352	AmSouth Bancorp	3,668,589
1,728,911	Bank of America Corp.	74,913,714
235,658	BB&T Corp. (c)	9,353,266
72,850	Comerica, Inc.	4,323,647
242,249	Fifth Third Bancorp	11,923,496
52,490	First Horizon National Corp.	2,275,966
97,625	Huntington Bancshares, Inc.	2,431,839
172,910	KeyCorp	5,463,956
49,764	M&T Bank Corp.	4,762,415
94,716	Marshall & Ilsley Corp.	3,817,055
281,695	National City Corp.	10,879,061
132,422	North Fork Bancorp., Inc. (c)	5,886,158
120,015	PNC Financial Services Group, Inc.	6,492,811
196,407	Regions Financial Corp	6,493,215
141,477	SouthTrust Corp.	5,893,932

See accompanying notes to schedule of investments.

MSF-61

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—(Continued)
152,076	SunTrust Banks, Inc.	$10,707,671
131,509	Synovus Financial Corp. (c)	3,438,960
798,776	U.S. Bancorp	23,084,626
556,547	Wachovia Corp.	26,129,882
717,752	Wells Fargo & Co.	42,799,552
38,048	Zions Bancorp	2,322,450

		267,062,261

	Commercial Services & Supplies—1.0%
135,248	Allied Waste Industries, Inc. (b) (c)	1,196,945
81,980	Apollo Group, Inc. (Class A) (b)	6,014,873
46,951	Avery Dennison Corp.	3,088,437
448,715	Cendant Corp.	9,692,244
72,762	Cintas Corp.	3,058,914
21,265	Deluxe Corp. (c)	872,290
57,902	Equifax, Inc.	1,526,297
70,084	H&R Block, Inc. (c)	3,463,551
50,410	Monster Worldwide, Inc. (b)	1,242,102
98,240	Pitney Bowes, Inc.	4,332,384
93,127	R.R. Donnelley & Sons Co.	2,916,738
73,236	Robert Half International, Inc. (c)	1,887,292
246,468	Waste Management, Inc.	6,738,435

		46,030,502

	Communications Equipment—2.7%
343,817	ADC Telecommunications, Inc. (b) (c)	622,309
68,346	Andrew Corp. (b) (c)	836,555
192,391	Avaya, Inc. (b) (c)	2,681,931
241,921	CIENA Corp. (b)	479,004
2,873,923	Cisco Systems, Inc. (b)	52,018,006
83,152	Comverse Technology, Inc. (b)	1,565,752
592,354	Corning, Inc. (b)	6,563,282
612,129	JDS Uniphase Corp. (b) (c)	2,062,875
1,831,714	Lucent Technologies, Inc. (b) (c)	5,806,533
1,004,181	Motorola, Inc.	18,115,425
39,259	QLogic Corp. (b)	1,162,459
691,869	QUALCOMM, Inc.	27,010,566
65,101	Scientific-Atlanta, Inc.	1,687,418
176,908	Tellabs, Inc. (b) (c)	1,625,784

		122,237,899

	Computers & Peripherals—3.5%
164,885	Apple Computer, Inc. (b)	6,389,294
1,061,170	Dell, Inc. (b)	37,777,652
1,022,089	EMC Corp. (b)	11,794,907
158,412	Gateway, Inc. (b)	784,139
1,283,587	Hewlett-Packard Co.	24,067,256
712,029	International Business Machines Corp.	61,049,366
55,052	Lexmark International, Inc. (Class A) (b)	4,624,919
40,039	NCR Corp. (b)	1,985,534
152,028	Network Appliance, Inc. (b)	3,496,644
1,413,723	Sun Microsystems, Inc. (b) (c)	5,711,441

		157,681,152

Shares		Value

	Construction & Engineering—0.0%
35,462	Fluor Corp. (c)	$1,578,768

	Construction Materials—0.0%
43,459	Vulcan Materials Co. (c)	2,214,236

	Consumer Finance—1.3%
538,870	American Express Co.	27,730,250
102,653	Capital One Financial Corp.	7,586,057
543,065	MBNA Corp.	13,685,238
124,410	Providian Financial Corp. (b)	1,933,332
185,307	SLM Corp.	8,264,692

		59,199,569

	Containers & Packaging—0.2%
47,761	Ball Corp.	1,787,694
45,452	Bemis Co., Inc.	1,208,114
63,879	Pactiv Corp. (b)	1,485,187
35,693	Sealed Air Corp. (b) (c)	1,654,370
23,685	Temple-Inland, Inc. (c)	1,590,448

		7,725,813

	Distributors—0.1%
74,379	Genuine Parts Co.	2,854,666

	Diversified Financial Services—3.7%
2,201,833	Citigroup, Inc.	97,144,872
1,514,011	JPMorgan Chase & Co.	60,151,657
62,907	Moody’s Corp.	4,607,938
133,213	Principal Financial Group, Inc. (c)	4,791,671

		166,696,138

	Diversified Telecommunication Services—3.0%
131,019	ALLTEL Corp.	7,194,253
337,788	AT&T Corp.	4,837,124
778,142	BellSouth Corp.	21,103,211
57,391	CenturyTel, Inc. (c)	1,965,068
140,928	Citizens Communications Co.	1,887,026
771,488	Qwest Communications International, Inc.	2,569,055
1,408,441	SBC Communications, Inc.	36,549,044
617,414	Sprint Corp.	12,428,544
1,176,718	Verizon Communications, Inc.	46,339,155

		134,872,480

	Electric Utilities—2.0%
54,028	Allegheny Energy, Inc. (c)	862,287
82,575	Ameren Corp.	3,810,836
168,171	American Electric Power Co., Inc.	5,374,745
130,718	CenterPoint Energy, Inc. (c)	1,354,239
76,753	Cinergy Corp.	3,039,419
68,550	CMS Energy Corp. (c)	652,596
102,627	Consolidated Edison, Inc.	4,314,439
73,842	DTE Energy Co.	3,115,394
138,483	Edison International	3,671,184
96,446	Entergy Corp.	5,845,592

See accompanying notes to schedule of investments.

MSF-62

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electric Utilities—(Continued)
280,592	Exelon Corp.	$10,294,921
140,194	FirstEnergy Corp.	5,759,170
78,743	FPL Group, Inc.	5,379,722
68,082	KeySpan Corp.	2,668,814
111,994	NiSource, Inc.	2,352,994
170,402	PG&E Corp.	5,180,221
38,814	Pinnacle West Capital Corp.	1,610,781
80,294	PPL Corp.	3,788,271
104,898	Progress Energy, Inc. (c)	4,441,381
84,487	TECO Energy, Inc. (c)	1,143,109
313,758	The Southern Co. (c)	9,406,465
126,157	TXU Corp.	6,045,443
169,941	Xcel Energy, Inc. (c)	2,943,378

		93,055,401

	Electrical Equipment—0.4%
85,173	American Power Conversion Corp.	1,481,158
40,246	Cooper Industries, Ltd. (Class A)	2,374,514
178,579	Emerson Electric Co.	11,052,254
35,639	Power-One, Inc. (b)	230,941
78,348	Rockwell Automation, Inc.	3,032,068

		18,170,935

	Electronic Equipment & Instruments—0.5%
206,403	Agilent Technologies, Inc. (b)	4,452,113
48,850	Fisher Scientific International, Inc.	2,849,420
85,414	Jabil Circuit, Inc. (b)	1,964,522
80,600	Molex, Inc.	2,403,492
54,460	PerkinElmer, Inc.	937,801
221,510	Sanmina-SCI Corp. (b) (c)	1,561,646
408,750	Solectron Corp. (b)	2,023,313
101,732	Symbol Technologies, Inc.	1,285,892
38,950	Tektronix, Inc.	1,295,088
69,402	Thermo Electron Corp. (b)	1,875,242
50,252	Waters Corp. (b)	2,216,113

		22,864,642

	Energy Equipment & Services—1.0%
141,858	Baker Hughes, Inc.	6,202,032
68,648	BJ Services Co.	3,597,842
187,669	Halliburton Co.	6,322,569
63,230	Nabors Industries, Ltd. (b)	2,993,940
56,912	Noble Corp. (b)	2,558,194
45,396	Rowan Cos., Inc.	1,198,454
250,989	Schlumberger, Ltd.	16,894,070
136,371	Transocean, Inc. (b)	4,879,354

		44,646,455

	Food & Staples Retailing—3.3%
156,330	Albertson’s, Inc. (c)	3,740,977
196,017	Costco Wholesale Corp.	8,146,466
169,762	CVS Corp.	7,152,073
189,951	Safeway, Inc. (b)	3,667,954
57,792	Supervalu, Inc.	1,592,170
271,783	Sysco Corp.	8,131,747
314,151	The Kroger Co. (b)	4,875,624
1,803,251	Wal-Mart Stores, Inc.	95,932,953

Shares		Value

	Food & Staples Retailing—(Continued)
435,468	Walgreen Co.	$15,602,818
60,374	Winn-Dixie Stores, Inc. (c)	186,556

		149,029,338

	Food Products—1.2%
276,675	Archer-Daniels-Midland Co.	4,697,941
174,475	Campbell Soup Co.	4,586,948
224,598	ConAgra Foods, Inc.	5,774,415
161,596	General Mills, Inc.	7,255,660
148,531	H.J. Heinz Co.	5,350,087
104,669	Hershey Foods Corp.	4,889,089
175,718	Kellogg Co.	7,496,130
58,263	McCormick & Co., Inc. (c)	2,000,751
337,170	Sara Lee Corp.	7,707,706
95,531	Wm. Wrigley Jr. Co.	6,048,068

		55,806,795

	Gas Utilities—0.0%
18,729	Nicor, Inc. (c)	687,354
15,995	Peoples Energy Corp.	666,672

		1,354,026

	Health Care Equipment & Supplies—2.2%
85,788	Applera Corp.	1,618,820
22,608	Bausch & Lomb, Inc.	1,502,302
261,312	Baxter International, Inc.	8,403,794
106,494	Becton, Dickinson & Co.	5,505,740
107,966	Biomet, Inc.	5,061,446
357,958	Boston Scientific Corp. (b)	14,221,671
44,555	C.R. Bard, Inc.	2,523,150
133,709	Guidant Corp.	8,830,142
66,329	Hospira, Inc. (b)	2,029,667
514,055	Medtronic, Inc.	26,679,454
21,074	Millipore Corp.	1,008,391
75,232	St. Jude Medical, Inc. (b)	5,662,713
170,549	Stryker Corp.	8,199,996
104,156	Zimmer Holdings, Inc. (b)	8,232,490

		99,479,776

	Health Care Providers & Services—2.0%
65,272	Aetna, Inc.	6,522,631
47,791	AmerisourceBergen Corp. (c)	2,566,855
59,341	Anthem, Inc. (b)	5,177,502
182,936	Cardinal Health, Inc.	8,007,109
198,066	Caremark Rx, Inc. (b)	6,351,977
58,455	CIGNA Corp.	4,070,222
32,978	Express Scripts, Inc. (Class A) (b) (c)	2,154,783
205,152	HCA, Inc.	7,826,549
103,457	Health Management Associates, Inc. (Class A)	2,113,627
67,746	Humana, Inc.	1,353,565
99,400	IMS Health, Inc.	2,377,648
37,170	Manor Care, Inc.	1,113,613
124,788	McKesson Corp.	3,200,812
115,657	Medco Health Solutions, Inc. (b)	3,573,801

See accompanying notes to schedule of investments.

MSF-63

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
43,305	Quest Diagnostics, Inc.	$3,820,367
198,127	Tenet Healthcare Corp. (b)	2,137,790
282,525	UnitedHealth Group, Inc.	20,833,393
66,758	WellPoint Health Networks, Inc. (b)	7,015,598

		90,217,842

	Hotels, Restaurants & Leisure—1.4%
269,081	Carnival Corp.	12,724,841
67,069	Darden Restaurants, Inc.	1,564,049
47,577	Harrah’s Entertainment, Inc.	2,520,629
163,616	Hilton Hotels Corp.	3,082,525
146,485	International Game Technology	5,266,136
97,289	Marriott International, Inc. (Class A)	5,055,136
533,957	McDonald’s Corp.	14,966,815
168,938	Starbucks Corp. (b)	7,679,921
88,480	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	4,107,242
48,274	Wendy’s International, Inc.	1,622,006
123,504	Yum! Brands, Inc.	5,021,673

		63,610,973

	Household Durables—0.5%
34,066	Black & Decker Corp.	2,638,071
52,526	Centex Corp.	2,650,462
61,222	Fortune Brands, Inc.	4,535,938
19,682	KB HOME (c)	1,662,932
81,472	Leggett & Platt, Inc.	2,289,363
33,546	Maytag Corp.	616,240
116,844	Newell Rubbermaid, Inc. (c)	2,341,554
53,946	Pulte Homes, Inc.	3,310,666
24,571	Snap-On, Inc.	677,177
34,813	The Stanley Works	1,480,597
28,217	Whirlpool Corp.	1,695,559

		23,898,559

	Household Products—1.9%
225,723	Colgate-Palmolive Co.	10,198,165
210,189	Kimberly-Clark Corp.	13,576,107
90,552	The Clorox Co.	4,826,422
1,080,547	The Procter & Gamble Co.	58,479,204

		87,079,898

	IT Services—1.1%
54,394	Affiliated Computer Services, Inc. (Class A) (b) (c)	3,028,114
248,291	Automatic Data Processing, Inc.	10,259,384
80,214	Computer Sciences Corp. (b)	3,778,079
60,587	Convergys Corp. (b)	813,683
217,771	Electronic Data Systems Corp. (c)	4,222,580
364,459	First Data Corp.	15,853,967
83,003	Fiserv, Inc. (b)	2,893,485
160,706	Paychex, Inc.	4,845,286
58,338	Sabre Holdings Corp. (Class A)	1,431,031
122,581	SunGard Data Systems, Inc. (b)	2,913,750
142,324	Unisys Corp.	1,468,784

		51,508,143

Shares		Value

	Industrial Conglomerates—4.5%
332,683	3M Co.	$26,604,660
4,487,709	General Electric Co.	150,697,268
58,909	Textron, Inc.	3,786,081
853,822	Tyco International, Ltd.	26,178,183

		207,266,192

	Insurance—4.4%
120,720	ACE, Ltd.	4,836,043
215,561	AFLAC, Inc.	8,452,147
46,099	Ambac Financial Group, Inc.	3,685,615
1,107,406	American International Group, Inc.	75,292,534
134,247	Aon Corp. (c)	3,858,259
71,538	Cincinnati Financial Corp.	2,948,796
124,618	Hartford Financial Services Group, Inc.	7,717,593
58,006	Jefferson-Pilot Corp.	2,880,578
74,802	Lincoln National Corp.	3,515,694
78,841	Loews Corp.	4,612,199
221,288	Marsh & McLennan Cos., Inc.	10,126,139
60,887	MBIA, Inc.	3,544,232
320,708	MetLife, Inc.	12,395,364
220,597	Prudential Financial, Inc.	10,376,883
53,515	Safeco Corp. (c)	2,442,960
294,550	The Allstate Corp.	14,135,455
81,183	The Chubb Corp.	5,705,541
92,251	The Progressive Corp.	7,818,272
284,257	The St. Paul Travelers Cos., Inc.	9,397,536
46,613	Torchmark, Inc. (c)	2,478,879
125,985	UnumProvident Corp. (c)	1,976,705
58,819	XL Capital, Ltd. (Class A)	4,352,018

		202,549,442

	Internet & Catalog Retail—0.6%
280,963	eBay, Inc. (b)	25,831,738

	Internet Software & Services—0.4%
578,304	Yahoo!, Inc. (b)	19,610,289

	Investment Company—0.6%
254,200	SPDR Trust, Series 1 (c)	28,409,392

	Leisure Equipment & Products—0.2%
40,625	Brunswick Corp.	1,859,000
121,819	Eastman Kodak Co. (c)	3,925,008
75,166	Hasbro, Inc.	1,413,121
176,013	Mattel, Inc.	3,191,116

		10,388,245

	Machinery—1.4%
145,676	Caterpillar, Inc.	11,719,634
25,077	Crane Co.	725,227
18,830	Cummins, Inc. (c)	1,391,349
131,028	Danaher Corp.	6,719,116
105,476	Deere & Co.	6,808,476
86,423	Dover Corp.	3,359,262
64,394	Eaton Corp.	4,083,223

See accompanying notes to schedule of investments.

MSF-64

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Machinery—(Continued)
128,474	Illinois Tool Works, Inc.	$11,969,923
73,667	Ingersoll-Rand Co., Ltd. (Class A)	5,007,146
39,222	ITT Industries, Inc.	3,137,368
29,674	Navistar International Corp. (b) (c)	1,103,576
73,772	PACCAR, Inc.	5,099,121
53,172	Pall Corp.	1,301,650
50,768	Parker Hannifin Corp.	2,988,204

		65,413,275

	Media—3.3%
250,787	Clear Channel Communications, Inc.	7,817,031
949,902	Comcast Corp. (Class A)	26,825,232
34,797	Dow Jones & Co., Inc.	1,413,106
113,112	Gannett Co., Inc. (c)	9,474,261
32,910	Knight-Ridder, Inc.	2,153,960
21,356	Meredith Corp.	1,097,271
62,407	New York Times Co. (Class A)	2,440,114
79,591	Omnicom Group, Inc.	5,814,918
179,423	The Interpublic Group of Cos., Inc. (b)	1,900,090
80,758	The McGraw-Hill Cos., Inc.	6,435,605
873,287	The Walt Disney Co.	19,692,622
1,943,491	Time Warner, Inc. (b)	31,367,945
135,283	Tribune Co.	5,566,895
137,103	Univision Communications, Inc. (Class A) (b)	4,333,826
737,398	Viacom, Inc. (Class B)	24,747,077

		151,079,953

	Metals & Mining—0.8%
369,718	Alcoa, Inc.	12,418,828
40,499	Allegheny Technologies, Inc.	739,107
75,254	Freeport-McMoRan Copper & Gold, Inc. (Class B)	3,047,787
188,450	Newmont Mining Corp. (c)	8,580,128
33,693	Nucor Corp.	3,078,529
39,954	Phelps Dodge Corp.	3,676,967
48,188	United States Steel Corp. (c)	1,812,833
37,110	Worthington Industries, Inc.	792,298

		34,146,477

	Multi-Utilities—0.7%
188,646	Calpine Corp. (b) (c)	547,074
74,580	Constellation Energy Group, Inc.	2,971,267
140,361	Dominion Resources, Inc.	9,158,555
398,598	Duke Energy Co.	9,123,908
161,316	Dynegy, Inc. (Class A) (c)	804,967
100,832	Public Service Enterprise Group, Inc. (c)	4,295,443
98,523	Sempra Energy	3,565,547
274,754	The AES Corp. (b)	2,744,793

		33,211,554

	Multiline Retail—1.0%
48,964	Big Lots, Inc. (b)	598,830
35,498	Dillard’s, Inc. (Class A)	700,730
139,583	Dollar General Corp.	2,812,597

Shares		Value

	Multiline Retail—(Continued)
71,526	Family Dollar Stores, Inc.	$1,938,355
76,425	Federated Department Stores, Inc.	3,471,988
122,493	J.C. Penney Co., Inc.	4,321,553
145,230	Kohl’s Corp. (b)	6,998,634
59,686	Nordstrom, Inc.	2,282,393
90,118	Sears Roebuck & Co. (c)	3,591,202
383,956	Target Corp.	17,374,009
123,872	The May Department Stores Co.	3,174,839

		47,265,130

	Office Electronics—0.1%
356,656	Xerox Corp. (c)	5,021,716

	Oil & Gas—6.2%
38,740	Amerada Hess Corp.	3,447,860
106,351	Anadarko Petroleum Corp.	7,057,452
138,565	Apache Corp.	6,943,492
30,207	Ashland, Inc.	1,694,009
167,789	Burlington Resources, Inc.	6,845,791
905,405	ChevronTexaco Corp.	48,565,924
292,749	ConocoPhillips	24,254,255
102,752	Devon Energy Corp.	7,296,420
272,455	El Paso Corp. (c)	2,503,861
50,092	EOG Resources, Inc.	3,298,558
2,765,120	Exxon Mobil Corp.	133,638,250
64,180	Kerr-McGee Corp.	3,674,305
52,509	Kinder Morgan, Inc. (c)	3,298,615
147,091	Marathon Oil Corp.	6,071,917
166,489	Occidental Petroleum Corp.	9,311,730
32,020	Sunoco, Inc.	2,368,840
222,031	The Williams Cos., Inc. (c)	2,686,575
112,530	Unocal Corp.	4,838,790
54,340	Valero Energy Corp.	4,358,611

		282,155,255

	Paper & Forest Products—0.5%
109,735	Georgia-Pacific Corp.	3,944,973
206,686	International Paper Co.	8,352,181
46,447	Louisiana-Pacific Corp.	1,205,300
85,778	MeadWestvaco Corp.	2,736,318
101,778	Weyerhaeuser Co.	6,766,202

		23,004,974

	Personal Products—0.6%
38,549	Alberto-Culver Co. (Class B)	1,676,111
200,989	Avon Products, Inc.	8,779,199
425,827	The Gillette Co.	17,774,019

		28,229,329

	Pharmaceuticals—7.2%
663,559	Abbott Laboratories	28,108,359
55,988	Allergan, Inc.	4,061,929
826,785	Bristol-Myers Squibb Co.	19,570,001
480,542	Eli Lilly & Co.	28,856,547

See accompanying notes to schedule of investments.

MSF-65

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Pharmaceuticals—(Continued)
157,383	Forest Laboratories, Inc. (b)	$7,079,087
1,261,573	Johnson & Johnson	71,064,407
102,673	King Pharmaceuticals, Inc. (b)	1,225,916
943,046	Merck & Co., Inc.	31,120,518
114,223	Mylan Laboratories, Inc. (c)	2,056,014
3,209,405	Pfizer, Inc.	98,207,793
625,824	Schering-Plough Corp.	11,928,206
46,522	Watson Pharmaceuticals, Inc. (b)	1,370,538
566,926	Wyeth	21,203,033

		325,852,348

	Real Estate—0.4%
40,229	Apartment Investment & Management Co. (REIT) (Class A)	1,399,165
171,256	Equity Office Properties Trust (REIT)	4,666,726
119,299	Equity Residential (REIT)	3,698,269
77,920	Plum Creek Timber Co., Inc. (REIT)	2,729,538
77,277	ProLogis (REIT)	2,723,241
88,472	Simon Property Group, Inc. (REIT)	4,744,753

		19,961,692

	Road & Rail—0.5%
158,283	Burlington Northern Santa Fe Corp.	6,063,822
91,305	CSX Corp.	3,031,326
167,334	Norfolk Southern Corp.	4,976,513
110,181	Union Pacific Corp.	6,456,606

		20,528,267

	Semiconductors & Equipment—2.8%
150,859	Advanced Micro Devices, Inc. (b) (c)	1,961,167
158,006	Altera Corp. (b)	3,092,177
160,827	Analog Devices, Inc.	6,236,871
721,822	Applied Materials, Inc. (b)	11,902,845
133,097	Applied Micro Circuits Corp. (b)	416,594
136,901	Broadcom Corp. (Class A) (b)	3,736,028
2,726,651	Intel Corp.	54,696,619
83,464	KLA-Tencor Corp. (b) (c)	3,462,087
130,702	Linear Technology Corp.	4,736,641
163,599	LSI Logic Corp. (b) (c)	705,112
138,029	Maxim Integrated Products, Inc.	5,837,246
259,905	Micron Technology, Inc. (b)	3,126,657
152,207	National Semiconductor Corp. (b)	2,357,686
60,684	Novellus Systems, Inc. (b)	1,613,588
70,787	NVIDIA Corp. (b) (c)	1,027,827
75,206	PMC-Sierra, Inc. (b) (c)	662,565
82,511	Teradyne, Inc. (b) (c)	1,105,647
735,782	Texas Instruments, Inc.	15,657,441
147,524	Xilinx, Inc.	3,983,148

		126,317,946

	Software—4.3%
101,917	Adobe Systems, Inc.	5,041,834
48,242	Autodesk, Inc.	2,346,009
94,819	BMC Software, Inc. (b)	1,499,088

Shares		Value

	Software—(Continued)
71,893	Citrix Systems, Inc. (b)	$1,259,565
248,796	Computer Associates International, Inc.	6,543,335
164,145	Compuware Corp. (b)	845,347
129,075	Electronic Arts, Inc. (b)	5,936,159
81,418	Intuit, Inc. (b)	3,696,377
39,591	Mercury Interactive Corp. (b) (c)	1,380,934
4,621,367	Microsoft Corp.	127,780,798
164,356	Novell, Inc. (b) (c)	1,037,086
2,197,803	Oracle Corp. (b)	24,791,218
114,390	Parametric Technology Corp. (b)	603,979
155,940	PeopleSoft, Inc. (b)	3,095,409
214,856	Siebel Systems, Inc. (b)	1,620,014
133,952	Symantec Corp. (b) (c)	7,351,286
183,970	VERITAS Software Corp. (b)	3,274,666

		198,103,104

	Specialty Retail—2.3%
113,317	AutoNation, Inc. (b)	1,935,454
35,338	AutoZone, Inc. (b)	2,729,860
127,756	Bed Bath & Beyond, Inc. (b)	4,741,025
138,139	Best Buy Co., Inc.	7,492,659
37,421	Boise Cascade Corp. (c)	1,245,371
84,491	Circuit City Stores, Inc.	1,296,092
200,865	Limited Brands, Inc.	4,477,281
331,378	Lowe’s Cos., Inc.	18,010,394
133,156	Office Depot, Inc. (b)	2,001,335
67,861	RadioShack Corp.	1,943,539
211,490	Staples, Inc.	6,306,632
384,136	The Gap, Inc.	7,183,343
933,159	The Home Depot, Inc.	36,579,833
60,510	The Sherwin-Williams Co.	2,660,020
62,108	Tiffany & Co.	1,909,200
207,740	TJX Cos., Inc.	4,578,590
90,946	Toys “R” Us, Inc. (b) (c)	1,613,382

		106,704,010

	Textiles, Apparel & Luxury Goods—0.4%
79,987	Coach, Inc. (b)	3,393,048
53,007	Jones Apparel Group, Inc.	1,897,651
45,786	Liz Claiborne, Inc.	1,727,048
111,942	NIKE, Inc. (Class B)	8,821,030
25,140	Reebok International, Ltd.	923,141
46,863	VF Corp. (c)	2,317,375

		19,079,293

	Thrifts & Mortgage Finance—1.8%
239,341	Countrywide Financial Corp.	9,427,642
292,005	Federal Home Loan Mortgage Corp.	19,050,406
411,401	Federal National Mortgage Association	26,082,824
64,938	Golden West Financial Corp.	7,204,871
41,875	MGIC Investment Corp. (c)	2,786,781
145,899	Sovereign Bancorp, Inc.	3,183,516
370,872	Washington Mutual, Inc.	14,493,678

		82,229,718

See accompanying notes to schedule of investments.

MSF-66

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—(Continued)

Shares		Value

	Tobacco—1.1%
872,096	Altria Group, Inc.	$41,023,396
62,907	Reynolds American, Inc (c)	4,280,192
70,227	UST, Inc. (c)	2,827,339

		48,130,927

	Trading Companies & Distributors—0.1%
38,685	W.W. Grainger, Inc.	2,230,190

	Wireless Telecommunication Services—0.6%
1,160,179	AT&T Wireless Services, Inc. (b)	17,147,446
473,307	Nextel Communications, Inc. (Class A) (b)	11,283,639

		28,431,085

	Total Common Stocks (Identified Cost $3,988,087,557)	4,452,981,342

Short Term Investments—2.2%
Face Amount		Value (Note 1)

	Discount Notes—2.2%
$725,000	Federal Home Loan Bank 1.500%, 10/01/04	$725,000
20,000,000	Federal Home Loan Mortgage Corp. 1.690%, 12/01/04	19,942,728
10,000,000	Federal Home Loan Mortgage Corp. 1.882%, 12/28/04	9,953,995

Face Amount		Value

	Discount Notes—(Continued)

$55,000,000	Federal Home Loan Mortgage Corp. 1.750%, 12/07/04	$54,820,868
4,500,000	Federal National Mortgage Association 1.475%, 10/13/04	4,495,083
10,000,000	Federal National Mortgage Association 1.820%, 12/15/04	9,962,084

		99,899,758

	Total Short Term Investments (Identified Cost $99,899,758)	99,899,758

	Total Investments—99.9% (Identified Cost $4,087,987,315) (a)	4,552,881,100
	Other assets less liabilities	4,324,580

	Total Net Assets—100%	$4,557,205,680

Futures Contracts
Futures Contracts Long	Number of Contracts	Expiration Date	Contract Amount	Valuation as of 09/30/04	Unrealized Depreciation
S&P Index 500	358	12/16/2004	$100,218,515	$99,783,550	$(434,965)

See accompanying notes to schedule of investments.

MSF-67

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—101.0% of Total Net Assets

Shares		Value

	Aerospace & Defense—4.5%
43,650	Lockheed Martin Corp.	$2,434,797
32,530	United Technologies Corp.	3,037,651

		5,472,448

	Air Freight & Couriers—2.5%
15,070	FedEx Corp.	1,291,348
22,757	United Parcel Service, Inc. (Class B)	1,727,712

		3,019,060

	Automobiles—0.9%
18,490	Harley-Davidson, Inc.	1,099,046

	Beverages—2.2%
18,600	Anheuser-Busch Cos., Inc.	929,070
34,949	PepsiCo, Inc.	1,700,269

		2,629,339

	Biotechnology—2.0%
17,500	Amgen, Inc. (b)	991,900
26,730	Genzyme Corp. (b)	1,454,379

		2,446,279

	Building Products—0.9%
32,600	Masco Corp.	1,125,678

	Capital Markets—2.9%
17,870	Legg Mason, Inc.	951,935
27,278	Merrill Lynch & Co., Inc.	1,356,262
12,935	The Goldman Sachs Group, Inc.	1,206,059

		3,514,256

	Chemicals—4.8%
27,740	E. I. du Pont de Nemours & Co.	1,187,272
24,860	Monsanto Co.	905,401
11,670	PPG Industries, Inc.	715,138
29,384	Praxair, Inc.	1,255,872
40,550	The Dow Chemical Co.	1,832,049

		5,895,732

	Commercial Banks—3.5%
55,000	Bank of America Corp.	2,383,150
31,792	Wells Fargo & Co.	1,895,757

		4,278,907

	Commercial Services & Supplies—0.4%
22,420	Aramark Corp. (Class B)	541,219

	Communications Equipment—3.5%
146,290	Cisco Systems, Inc. (b)	2,647,849
51,000	Telefonaktiebolaget LM Ericsson (ADR)	1,593,240

		4,241,089

Shares		Value

	Computers & Peripherals—3.6%
25,700	Apple Computer, Inc. (b)	$995,875
53,800	Dell, Inc. (b)	1,915,280
57,700	EMC Corp. (b)	665,858
9,900	Lexmark International, Inc. (Class A) (b)	831,699

		4,408,712

	Consumer Finance—2.3%
37,650	American Express Co.	1,937,469
35,400	MBNA Corp.	892,080

		2,829,549

	Diversified Financial Services—3.5%
32,250	Citigroup, Inc.	1,422,870
71,300	JPMorgan Chase & Co.	2,832,749

		4,255,619

	Diversified Telecommunication Services—1.7%
31,100	Amdocs, Ltd. (b)	678,913
67,070	Sprint Corp.	1,350,119

		2,029,032

	Electric Utilities—1.0%
5,050	Entergy Corp.	306,081
23,980	Exelon Corp.	879,826

		1,185,907

	Energy Equipment & Services—2.9%
44,340	Halliburton Co.	1,493,815
32,855	Noble Corp. (b)	1,476,832
9,220	Schlumberger, Ltd.	620,598

		3,591,245

	Food & Staples Retailing—1.1%
32,160	CVS Corp.	1,354,901

	Food Products—1.1%
28,960	General Mills, Inc.	1,300,304

	Health Care Equipment & Supplies—4.0%
38,230	Baxter International, Inc.	1,229,477
14,400	Boston Scientific Corp. (b)	572,112
22,400	Guidant Corp.	1,479,296
25,200	Medtronic, Inc.	1,307,880
2,700	Synthes, Inc., (CHF)	294,662

		4,883,427

	Health Care Providers & Services—0.8%
26,230	HCA, Inc.	1,000,675

	Hotels, Restaurants & Leisure—1.0%
26,800	Carnival Corp.	1,267,372

See accompanying notes to schedule of investments.

MSF-68

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Household Products—4.8%
36,710	Colgate-Palmolive Co.	$1,658,558
21,700	Kimberly-Clark Corp.	1,401,603
53,230	Reckitt Benckiser, Plc., (GBP)	1,305,020
26,872	The Procter & Gamble Co.	1,454,313

		5,819,494

	IT Services—1.3%
48,240	Accenture, Ltd. (Class A) (b)	1,304,892
9,050	Fiserv, Inc. (b)	315,483

		1,620,375

	Industrial Conglomerates—5.1%
109,434	General Electric Co.	3,674,794
81,170	Tyco International, Ltd.	2,488,672

		6,163,466

	Insurance—2.8%
42,301	American International Group, Inc.	2,876,045
9,120	Hartford Financial Services Group, Inc.	564,802

		3,440,847

	Internet & Catalog Retail—0.9%
12,300	eBay, Inc. (b)	1,130,862

	Internet Software & Services—0.8%
30,000	Yahoo!, Inc. (b)	1,017,300

	Machinery—2.5%
18,190	Caterpillar, Inc.	1,463,386
16,220	Eaton Corp.	1,028,510
6,520	Illinois Tool Works, Inc.	607,468

		3,099,364

	Media—3.9%
42,122	Comcast Corp. (Class A)	1,189,525
4,200	Cox Radio, Inc. (Class A) (b)	62,664
48,850	Fox Entertainment Group, Inc. (Class A) (b)	1,355,099
41,400	The Walt Disney Co.	933,570
36,311	Viacom, Inc. (Class B)	1,218,597

		4,759,455

	Multi-Utilities—1.0%
19,270	Dominion Resources, Inc.	1,257,367

	Multiline Retail—1.5%
40,356	Target Corp.	1,826,109

	Oil & Gas—6.4%
61,213	BP, Plc. (ADR)	3,521,584
14,540	EnCana Corp.	673,202
10,600	EOG Resources, Inc.	698,010
15,100	Total S.A. (ADR)	1,542,767

Shares		Value

	Oil & Gas—(Continued)
32,500	Unocal Corp.	$1,397,500

		7,833,063

	Pharmaceuticals—8.5%
33,800	Abbott Laboratories	1,431,768
10,470	Allergan, Inc.	759,599
18,990	Eli Lilly & Co.	1,140,349
86,211	Johnson & Johnson	4,856,266
12,870	Roche Holdings AG, (CHF)	1,333,041
23,805	Wyeth	890,307

		10,411,330

	Semiconductors & Equipment—1.0%
31,780	Analog Devices, Inc.	1,232,428

	Software—4.0%
12,500	Electronic Arts, Inc. (b)	574,875
66,202	Microsoft Corp.	1,830,485
120,300	Oracle Corp. (b)	1,356,984
21,400	Red Hat, Inc. (b)	261,936
47,167	VERITAS Software Corp. (b)	839,573

		4,863,853

	Specialty Retail—1.9%
54,500	The Gap, Inc.	1,019,150
57,470	TJX Cos., Inc.	1,266,639

		2,285,789

	Thrifts & Mortgage Finance—2.2%
26,600	Countrywide Financial Corp.	1,047,774
19,000	Federal Home Loan Mortgage Corp.	1,239,560
5,296	Federal National Mortgage Association	335,766

		2,623,100

	Wireless Telecommunication Services—1.3%
67,303	Vodafone Group, Plc. (ADR)	1,622,675

	Total Common Stocks (Identified Cost $117,193,701)	123,376,673

Short Term Investments—0.2%
Face Amount

	Discount Notes—0.2%
$252,000	Federal Home Loan Bank 1.650%, 10/01/04	$252,000

	Total Short Term Investments (Identified Cost $252,000)	252,000

	Total Investments—101.2% (Identified Cost $117,445,701) (a)	123,628,673
	Other assets less liabilities	(1,406,293)

	Total Net Assets—100%	$122,222,380

See accompanying notes to schedule of investments.

MSF-69

Metropolitan Series Fund, Inc.

State Street Research Investment Trust Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—96.1% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.6%
260,600	General Dynamics Corp.	$26,607,260
543,900	Raytheon Co.	20,657,322

		47,264,582

	Beverages—0.6%
237,600	PepsiCo, Inc.	11,665,083

	Biotechnology—1.0%
320,600	Amgen, Inc. (b)	18,171,608

	Capital Markets—4.1%
510,900	Franklin Resources, Inc.	28,487,784
302,900	Lehman Brothers Holdings, Inc.	24,147,188
244,800	The Goldman Sachs Group, Inc.	22,825,152

		75,460,124

	Chemicals—3.9%
781,900	Monsanto Co.	28,476,798
567,200	Praxair, Inc.	24,242,128
444,500	The Dow Chemical Co.	20,082,510

		72,801,436

	Commercial Banks—2.8%
741,300	Bank of America Corp.	32,120,529
444,700	North Fork Bancorp., Inc. (c)	19,766,915

		51,887,444

	Communications Equipment—2.1%
1,267,800	Cisco Systems, Inc. (b)	22,947,180
823,400	Motorola, Inc.	14,854,136

		37,801,316

	Computers & Peripherals—1.0%
218,400	International Business Machines Corp.	18,725,616

	Consumer Finance—2.4%
371,100	American Express Co.	19,096,806
568,200	SLM Corp.	25,341,720

		44,438,526

	Diversified Financial Services—4.4%
492,300	CIT Group, Inc.	18,407,097
823,164	Citigroup, Inc.	36,317,996
653,400	JPMorgan Chase & Co.	25,959,582

		80,684,675

	Diversified Telecommunication Services—2.0%
935,000	Sprint Corp.	18,821,550
456,900	Verizon Communications, Inc.	17,992,722

		36,814,272

Shares		Value

	Energy Equipment & Services—1.6%
424,500	Nabors Industries, Ltd. (b)	$20,100,075
141,400	Schlumberger, Ltd.	9,517,634

		29,617,709

	Food & Staples Retailing—1.3%
569,000	CVS Corp.	23,971,970

	Food Products—0.9%
395,900	Kellogg Co.	16,889,094

	Health Care Equipment & Supplies—2.4%
650,600	Baxter International, Inc.	20,923,296
350,100	Guidant Corp.	23,120,604

		44,043,900

	Health Care Providers & Services—2.8%
95,300	Aetna, Inc.	9,523,329
1,043,900	Caremark Rx, Inc. (b)	33,477,873
111,800	UnitedHealth Group, Inc.	8,244,132

		51,245,334

	Hotels, Restaurants & Leisure—2.4%
520,600	International Game Technology	18,715,570
940,200	McDonald’s Corp.	26,353,806

		45,069,376

	Household Durables—0.4%
117,500	Pulte Homes, Inc.	7,210,975

	Household Products—1.6%
560,550	The Procter & Gamble Co.	30,336,966

	IT Services—1.3%
558,400	First Data Corp.	24,290,400

	Industrial Conglomerates—6.0%
1,776,700	General Electric Co.	59,661,586
1,653,100	Tyco International, Ltd.	50,684,046

		110,345,632

	Insurance—5.9%
281,300	Ambac Financial Group, Inc.	22,489,935
670,400	American International Group, Inc.	45,580,496
287,300	Prudential Financial, Inc.	13,514,592
194,500	The Allstate Corp.	9,334,055
473,050	Willis Group Holdings, Ltd.	17,692,070

		108,611,148

	Internet Software & Services—1.4%
754,700	Yahoo!, Inc. (b)	25,591,877

See accompanying notes to schedule of investments.

MSF-70

Metropolitan Series Fund, Inc.

State Street Research Investment Trust Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Machinery—1.4%
314,100	ITT Industries, Inc.	$25,124,859

	Media—5.4%
482,900	Comcast Corp. (Special Class A) (b)	13,482,568
1,156,155	The DIRECTV Group, Inc. (b)	20,336,766
868,000	The News Corp., Ltd. (ADR) (c)	28,531,160
391,200	The Walt Disney Co.	8,821,560
1,813,800	Time Warner, Inc. (b)	29,274,732

		100,446,786

	Metals & Mining—2.2%
268,400	CONSOL Energy, Inc.	9,364,476
376,800	Newmont Mining Corp.	17,155,704
221,140	Peabody Energy Corp.	13,157,830

		39,678,010

	Multiline Retail—2.6%
267,100	Kohl’s Corp. (b)	12,871,549
761,340	Target Corp.	34,450,635

		47,322,184

	Oil & Gas—5.0%
51,126	Ashland, Inc.	2,867,146
452,990	EOG Resources, Inc.	29,829,392
811,000	Exxon Mobil Corp.	39,195,630
175,500	Newfield Exploration Co. (b)	10,747,620
92,200	Total S.A. (ADR)	9,420,074

		92,059,862

	Paper & Forest Products—2.0%
426,100	International Paper Co.	17,218,701
290,500	Weyerhaeuser Co.	19,312,440

		36,531,141

	Pharmaceuticals—6.8%
345,700	Johnson & Johnson	19,473,281
1,111,000	Novartis AG (ADR)	51,850,370
1,170,325	Pfizer, Inc.	35,811,945
498,400	Wyeth	18,640,160

		125,775,756

	Semiconductors & Equipment—0.7%
423,100	Intel Corp.	8,487,386
496,859	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	3,547,573

		12,034,959

Shares		Value

	Software—5.0%
2,250,400	Microsoft Corp.	$62,223,560
2,625,800	Oracle Corp. (b)	29,619,024

		91,842,584

	Specialty Retail—5.3%
1,006,638	Circuit City Stores, Inc.	15,441,827
396,500	PETsMART, Inc.	11,256,635
710,200	Staples, Inc.	21,178,164
749,200	The Home Depot, Inc.	29,368,640
475,640	The Sherwin-Williams Co.	20,909,134

		98,154,400

	Textiles, Apparel & Luxury Goods—1.0%
233,400	NIKE, Inc. (Class B)	18,391,920

	Thrifts & Mortgage Finance—0.9%
441,660	Countrywide Financial Corp.	17,396,987

	Tobacco—1.2%
477,500	Altria Group, Inc.	22,461,600

	Wireless Telecommunication Services—1.7%
616,100	Nextel Communications, Inc. (Class A) (b)	14,687,824
706,400	Vodafone Group, Plc. (ADR) (c)	17,031,304

		31,719,128

	Total Common Stocks (Identified Cost $1,607,192,976)	1,771,879,239

Short Term Investments—3.7%
Face Amount

	Commercial Paper—3.7%
$21,827,000	Morgan Stanley 1.771%, 10/05/04	$21,822,707
3,718,000	UBS Finance, Inc. 1.770%, 10/01/04	3,718,000
12,674,000	UBS Finance, Inc. 1.761%, 10/06/04	12,670,902
23,789,000	UBS Finance, Inc. 1.751%, 10/07/04	23,782,062
5,866,000	UBS Finance, Inc. 1.770%, 10/18/04	5,861,097

		67,854,768

	Total Short Term Investments (Identified Cost $67,854,768)	67,854,768

	Total Investments—99.8% (Identified Cost $1,675,047,744) (a)	1,839,734,007
	Other assets less liabilities	3,724,444

	Total Net Assets—100%	$1,843,458,451

See accompanying notes to schedule of investments.

MSF-71

Metropolitan Series Fund, Inc.

State Street Research Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—96.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.4%
77,800	General Dynamics Corp.	$7,943,380

	Air Freight & Couriers—0.6%
67,100	Expeditors International of Washington, Inc.	3,469,070

	Beverages—1.5%
161,100	Anheuser-Busch Cos., Inc.	8,046,945

	Biotechnology—4.7%
51,700	Amgen, Inc. (b)	2,930,356
154,200	Biogen Idec, Inc. (b)	9,432,414
131,200	Charles River Laboratories International, Inc. (b) (c)	6,008,960
45,400	Chiron Corp. (b)	2,006,680
54,500	Genentech, Inc. (b)	2,856,890
50,200	Invitrogen Corp. (b)	2,760,498

		25,995,798

	Capital Markets—1.4%
190,200	Ameritrade Holding Corp. (b)	2,284,302
56,300	The Goldman Sachs Group, Inc.	5,249,412

		7,533,714

	Chemicals—1.2%
186,900	Monsanto Co.	6,806,898

	Commercial Services & Supplies—1.2%
147,500	Manpower, Inc.	6,562,275

	Communications Equipment—3.7%
603,750	Cisco Systems, Inc. (b)	10,927,875
178,900	Juniper Networks, Inc. (b) (c)	4,222,040
129,900	QUALCOMM, Inc.	5,071,296

		20,221,211

	Computers & Peripherals—2.4%
378,700	Dell, Inc. (b)	13,481,720

	Consumer Finance—5.4%
183,900	American Express Co.	9,463,494
270,900	MBNA Corp.	6,826,680
342,000	Providian Financial Corp. (b)	5,314,680
176,300	SLM Corp.	7,862,980

		29,467,834

	Diversified Financial Services—1.9%
233,200	Citigroup, Inc.	10,288,784

	Diversified Telecommunication Services—1.6%
451,500	Sprint Corp.	9,088,695

	Energy Equipment & Services—0.8%
63,800	Schlumberger, Ltd.	4,294,378

Shares		Value

	Health Care Equipment & Supplies—2.5%
39,100	Alcon, Inc.	$3,135,820
71,700	Boston Scientific Corp. (b)	2,848,641
78,000	Guidant Corp.	5,151,120
35,000	Zimmer Holdings, Inc. (b)	2,766,400

		13,901,981

	Health Care Providers & Services—4.2%
310,000	Caremark Rx, Inc. (b)	9,941,700
175,600	UnitedHealth Group, Inc.	12,948,744

		22,890,444

	Hotels, Restaurants & Leisure—4.2%
129,300	International Game Technology	4,648,335
170,900	Marriott International, Inc. (Class A)	8,879,964
109,900	Starbucks Corp. (b)	4,996,054
93,000	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	4,317,060

		22,841,413

	Household Durables—1.0%
51,600	Harman International Industries, Inc.	5,559,900

	Household Products—4.0%
139,500	The Clorox Co.	7,435,350
270,600	The Procter & Gamble Co.	14,644,872

		22,080,222

	IT Services—2.4%
108,000	Alliance Data Systems Corp. (b)	4,380,480
198,300	First Data Corp.	8,626,050

		13,006,530

	Industrial Conglomerates—6.2%
600,000	General Electric Co.	20,148,000
457,000	Tyco International, Ltd.	14,011,620

		34,159,620

	Insurance—2.1%
166,625	American International Group, Inc.	11,328,834

	Internet & Catalog Retail—2.2%
129,000	eBay, Inc. (b)	11,860,260

	Internet Software & Services—2.4%
383,300	Yahoo!, Inc. (b)	12,997,703

	Media—3.4%
143,200	Comcast Corp. (Special Class A) (b)	3,998,144
357,300	The News Corp., Ltd. (ADR) (c)	11,744,451
122,350	The Walt Disney Co.	2,758,993

		18,501,588

See accompanying notes to schedule of investments.

MSF-72

Metropolitan Series Fund, Inc.

State Street Research Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Metals & Mining—1.3%
207,100	CONSOL Energy, Inc. (c)	$7,225,719

	Multiline Retail—3.2%
99,700	Kohl’s Corp. (b)	4,804,543
284,900	Target Corp.	12,891,725

		17,696,268

	Office Electronics—0.7%
66,800	Zebra Technologies Corp. (Class A) (b)	4,075,468

	Oil & Gas—3.3%
90,100	Burlington Resources, Inc.	3,676,080
143,200	EOG Resources, Inc.	9,429,720
84,300	Newfield Exploration Co. (b)	5,162,532

		18,268,332

	Pharmaceuticals—9.9%
89,400	Allergan, Inc. (c)	6,485,970
93,900	Elan Corp., Plc. (ADR) (b) (c)	2,197,260
152,750	IVAX Corp.	2,925,162
207,900	Johnson & Johnson	11,711,007
309,400	Novartis AG (ADR)	14,439,698
534,700	Pfizer, Inc.	16,361,820

		54,120,917

	Semiconductors & Equipment—2.5%
328,800	Intel Corp.	6,595,728
141,400	Linear Technology Corp.	5,124,336
236,900	PMC-Sierra, Inc. (b)	2,087,089

		13,807,153

	Software—7.6%
861,400	Microsoft Corp.	23,817,710
966,000	Oracle Corp. (b)	10,896,480
146,700	Red Hat, Inc. (b) (c)	1,795,608
90,600	Symantec Corp. (b)	4,972,128

		41,481,926

Shares		Value

	Specialty Retail—2.7%
110,300	Lowe’s Cos., Inc.	$5,994,805
91,000	PETsMART, Inc.	2,583,490
204,300	Staples, Inc.	6,092,226

		14,670,521

	Textiles, Apparel & Luxury Goods—2.8%
69,900	Coach, Inc. (b)	2,965,158
81,600	NIKE, Inc. (Class B)	6,430,080
164,400	Polo Ralph Lauren Corp.	5,979,228

		15,374,466

	Total Common Stocks (Identified Cost $504,331,738)	529,049,967

Short Term Investments—2.3%
Face Amount

	Commercial Paper—2.3%
$891,000	General Electric Capital Corp. 1.650%, 10/01/04	$891,000
1,507,000	General Electric Capital Corp. 1.731%, 10/01/04	1,507,000
641,000	General Electric Capital Corp. 1.741%, 10/01/04	641,000
4,000,000	UBS Finance, Inc. 1.751%, 10/01/04	4,000,000
775,000	UBS Finance, Inc. 1.770%, 10/01/04	775,000
4,667,000	UBS Finance, Inc. 1.776%, 10/07/04	4,665,619

		12,479,619

	Total Short Term Investments (Identified Cost $12,479,619)	12,479,619

	Total Investments—98.7% (Identified Cost $516,811,357) (a)	541,529,586
	Other assets less liabilities	6,993,599

	Total Net Assets—100%	$548,523,185

See accompanying notes to schedule of investments.

MSF-73

Metropolitan Series Fund, Inc.

State Street Research Large Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—97.7% of Total Net Assets

Shares		Value

	Aerospace & Defense—5.8%
46,715	Honeywell International, Inc.	$1,675,200
14,400	Lockheed Martin Corp.	803,232
43,100	Raytheon Co.	1,636,938
24,170	The Boeing Co.	1,247,655

		5,363,025

	Automobiles—0.8%
18,400	General Motors Corp.	781,632

	Biotechnology—0.8%
29,800	MedImmune, Inc. (b)	706,260

	Capital Markets—3.8%
15,800	Merrill Lynch & Co., Inc.	785,576
26,980	Morgan Stanley	1,330,114
48,700	The Bank of New York Co., Inc.	1,420,579

		3,536,269

	Chemicals—2.9%
21,300	Air Products & Chemicals, Inc.	1,158,294
34,750	E. I. du Pont de Nemours & Co.	1,487,300

		2,645,594

	Commercial Banks—6.5%
76,686	Bank of America Corp.	3,322,804
17,070	PNC Financial Services Group, Inc.	923,487
59,750	U.S. Bancorp	1,726,775

		5,973,066

	Commercial Services & Supplies—2.0%
26,380	Cendant Corp.	569,808
45,680	Waste Management, Inc.	1,248,891

		1,818,699

	Communications Equipment—0.9%
46,300	Motorola, Inc.	835,252

	Computers & Peripherals—1.9%
42,600	Hewlett-Packard Co.	798,750
228,800	Sun Microsystems, Inc. (b)	924,352

		1,723,102

	Consumer Finance—1.3%
47,380	MBNA Corp.	1,193,976

	Diversified Financial Services—4.9%
65,671	Citigroup, Inc.	2,897,405
40,040	J.P. Morgan Chase & Co.	1,590,789

		4,488,194

	Diversified Telecommunication Services—4.5%
70,700	SBC Communications, Inc.	1,834,665
30,800	Sprint Corp.	620,004
44,090	Verizon Communications, Inc.	1,736,264

		4,190,933

Shares		Value

	Electric Utilities—1.8%
35,430	PPL Corp.	$1,671,587

	Energy Equipment & Services—2.4%
32,010	Halliburton Co.	1,078,417
32,870	Transocean, Inc. (b)	1,176,088

		2,254,505

	Food & Staples Retailing—2.9%
34,470	CVS Corp.	1,452,221
78,930	The Kroger Co. (b)	1,224,994

		2,677,215

	Food Products—1.7%
14,700	General Mills, Inc.	660,030
29,000	Kraft Foods, Inc. (Class A)	919,880

		1,579,910

	Health Care Equipment & Supplies—1.5%
43,730	Baxter International, Inc.	1,406,357

	Health Care Providers & Services—1.5%
35,720	HCA, Inc.	1,362,718

	Hotels, Restaurants & Leisure—1.8%
59,440	McDonald’s Corp.	1,666,103

	Household Durables—0.9%
41,200	Newell Rubbermaid, Inc.	825,648

	Household Products—1.2%
17,200	Kimberly-Clark Corp.	1,110,948

	IT Services—0.7%
33,600	Electronic Data Systems Corp.	651,504

	Industrial Conglomerates—3.1%
31,100	General Electric Co.	1,044,338
57,720	Tyco International, Ltd.	1,769,695

		2,814,033

	Insurance—6.8%
23,160	American International Group, Inc.	1,574,649
38,400	Aon Corp.	1,103,616
21,900	Genworth Financial, Inc. (b)	510,270
17,180	Hartford Financial Services Group, Inc.	1,063,957
32,900	UnumProvident Corp.	516,201
20,280	XL Capital, Ltd. (Class A)	1,500,517

		6,269,210

	Leisure Equipment & Products—1.0%
48,500	Mattel, Inc.	879,305

See accompanying notes to schedule of investments.

MSF-74

Metropolitan Series Fund, Inc.

State Street Research Large Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Media—6.7%
121,570	Liberty Media Corp. (Class A) (b)	$1,060,090
66,053	The DIRECTV Group, Inc. (b)	1,161,872
67,390	The Walt Disney Co.	1,519,645
72,300	Time Warner, Inc. (b)	1,166,922
15,500	Tribune Co.	637,825
19,200	Viacom, Inc. (Class B)	644,352

		6,190,706

	Metals & Mining—1.5%
14,320	Alcoa, Inc.	481,009
27,000	CONSOL Energy, Inc.	942,030

		1,423,039

	Multiline Retail—0.6%
12,540	Federated Department Stores, Inc.	569,692

	Oil & Gas—10.3%
11,000	Amerada Hess Corp.	979,000
17,470	Anadarko Petroleum Corp.	1,159,309
18,020	BP, Plc. (ADR)	1,036,691
29,886	ChevronTexaco Corp.	1,603,085
20,600	EOG Resources, Inc.	1,356,510
52,024	Exxon Mobil Corp.	2,514,320
17,000	Royal Dutch Petroleum Co. (ADR)	877,200

		9,526,115

	Paper & Forest Products—1.4%
31,270	International Paper Co.	1,263,621

	Pharmaceuticals—3.9%
42,910	Bristol-Myers Squibb Co.	1,015,680
35,800	Pfizer, Inc.	1,095,480
39,290	Schering-Plough Corp.	748,867
20,570	Wyeth	769,318

		3,629,345

	Road & Rail—1.7%
26,800	Union Pacific Corp.	1,570,480

Shares		Value

	Software—1.0%
33,250	Microsoft Corp.	$919,363

	Specialty Retail—4.1%
6,800	AutoZone, Inc. (b)	525,300
60,760	The Gap, Inc.	1,136,212
34,000	The Home Depot, Inc.	1,332,800
45,700	Toys “R” Us, Inc. (b)	810,718

		3,805,030

	Thrifts & Mortgage Finance—2.1%
13,020	Federal National Mortgage Association	825,468
12,500	Radian Group, Inc.	577,875
13,500	Washington Mutual, Inc.	527,580

		1,930,923

	Tobacco—1.0%
19,240	Altria Group, Inc.	905,050

	Total Common Stocks (Identified Cost $81,096,326)	90,158,409

Short Term Investments—1.8%
Face Amount

	Commercial Paper—1.8%
$1,500,000	General Electric Capital Corp. 1.731%, 10/01/04	$1,500,000
160,000	UBS Finance, Inc. 1.755%, 10/01/04	160,000

		1,660,000

	Total Short Term Investments (Identified Cost $1,660,000)	1,660,000

	Total Investments—99.5% (Identified Cost $82,756,326) (a)	91,818,409
	Other assets less liabilities	425,019

	Total Net Assets—100%	$92,243,428

See accompanying notes to schedule of investments.

MSF-75

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—98.0% of Total Net Assets

Shares		Value

	Air Freight & Couriers—1.1%
35,200	United Parcel Service, Inc. (Class B)	$2,672,384

	Automobiles—0.7%
27,400	Harley-Davidson, Inc.	1,628,656

	Beverages—1.1%
15,700	PepsiCo, Inc.	763,805
46,700	The Coca-Cola Co.	1,870,335

		2,634,140

	Biotechnology—2.3%
51,300	Amgen, Inc. (b)	2,907,684
12,000	Genentech, Inc. (b)	629,040
52,400	Gilead Sciences, Inc. (b)	1,958,712

		5,495,436

	Capital Markets—7.0%
105,200	Ameritrade Holding Corp. (b)	1,263,452
50,000	Credit Suisse Group, (b) (CHF)	1,601,278
63,700	Mellon Financial Corp.	1,763,853
46,900	Merrill Lynch & Co., Inc.	2,331,868
34,100	Northern Trust Corp.	1,391,280
87,600	State Street Corp.	3,741,396
99,400	The Charles Schwab Corp.	913,486
15,800	The Goldman Sachs Group, Inc.	1,473,192
35,900	UBS AG, (CHF)	2,533,766

		17,013,571

	Commercial Banks—0.9%
76,200	U.S. Bancorp	2,202,180

	Commercial Services & Supplies—1.7%
27,800	Apollo Group, Inc. (Class A) (b)	2,039,686
101,800	Cendant Corp.	2,198,880

		4,238,566

	Communications Equipment—3.0%
142,200	Cisco Systems, Inc. (b)	2,573,820
131,600	Corning, Inc. (b)	1,458,128
67,000	Juniper Networks, Inc. (b)	1,581,200
24,000	QLogic Corp. (b)	710,640
25,500	QUALCOMM, Inc.	995,520

		7,319,308

	Computers & Peripherals—1.7%
113,000	Dell, Inc. (b)	4,022,800

	Consumer Finance—2.9%
70,500	American Express Co.	3,627,930
23,100	MBNA Corp.	582,120
66,200	SLM Corp.	2,952,520

		7,162,570

	Diversified Financial Services—3.3%
182,415	Citigroup, Inc.	8,048,150

Shares		Value

	Electronic Equipment & Instruments—0.6%
3,440	Samsung Electronics Co., Ltd., (KRW)	$1,366,221

	Energy Equipment & Services—2.6%
77,300	Baker Hughes, Inc.	3,379,556
43,600	Schlumberger, Ltd.	2,934,716

		6,314,272

	Food & Staples Retailing—3.6%
48,400	Sysco Corp.	1,448,128
128,100	Wal-Mart de Mexico S.A. de CV, (MXN)	434,951
20,700	Wal-Mart de Mexico S.A. de CV (ADR)	701,649
78,100	Wal-Mart Stores, Inc.	4,154,920
53,600	Walgreen Co.	1,920,488

		8,660,136

	Health Care Equipment & Supplies—2.5%
24,700	Biomet, Inc.	1,157,936
46,500	Boston Scientific Corp. (b)	1,847,445
13,300	Guidant Corp.	878,332
40,700	Medtronic, Inc.	2,112,330

		5,996,043

	Health Care Providers & Services—4.4%
12,200	Cardinal Health, Inc.	533,994
86,000	UnitedHealth Group, Inc.	6,341,640
37,000	WellPoint Health Networks, Inc. (b)	3,888,330

		10,763,964

	Hotels, Restaurants & Leisure—3.7%
58,500	Carnival Corp.	2,766,465
274,700	Compass Group, Plc., (GBP)	1,099,141
97,000	International Game Technology	3,487,150
12,800	MGM Mirage, Inc. (b)	635,520
21,300	Starbucks Corp. (b)	968,298

		8,956,574

	IT Services—4.2%
120,000	Accenture, Ltd. (Class A) (b)	3,246,000
51,800	Affiliated Computer Services, Inc. (Class A) (b)	2,883,706
36,100	First Data Corp.	1,570,350
59,700	Fiserv, Inc. (b)	2,081,142
17,600	SunGard Data Systems, Inc. (b)	418,352

		10,199,550

	Industrial Conglomerates—4.2%
192,200	General Electric Co.	6,454,076
119,000	Tyco International, Ltd.	3,648,540

		10,102,616

	Insurance—4.0%
32,100	ACE, Ltd.	1,285,926
81,000	American International Group, Inc.	5,507,190
34,900	Hartford Financial Services Group, Inc.	2,161,357
22,165	The St. Paul Travelers Cos., Inc.	732,775

		9,687,248

See accompanying notes to schedule of investments.

MSF-76

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Internet & Catalog Retail—1.0%
26,100	eBay, Inc. (b)	$2,399,634

	Internet Software & Services—1.5%
2,550	Google, Inc. (b)	330,480
69,800	InterActiveCorp (b)	1,536,996
55,900	Yahoo!, Inc. (b)	1,895,569

		3,763,045

	Machinery—1.5%
72,500	Danaher Corp.	3,717,800

	Media—8.3%
111,100	British Sky Broadcasting Group, Plc., (GBP)	964,793
39,500	Clear Channel Communications, Inc.	1,231,215
64,700	Comcast Corp. (Special Class A) (b)	1,806,424
96,700	EchoStar Communications Corp. (Class A) (b)	3,009,304
369,112	Liberty Media Corp. (Class A) (b)	3,218,657
17,898	Liberty Media International, Inc. (Class A) (b)	597,113
7,200	Sogecable S.A. (b), (EUR)	290,290
32,400	The E.W. Scripps Co. (Class A)	1,548,072
75,800	The News Corp., Ltd. (ADR)	2,374,814
109,700	Time Warner, Inc. (b)	1,770,558
39,600	Univision Communications, Inc. (Class A) (b)	1,251,756
62,123	Viacom, Inc. (Class B)	2,084,848

		20,147,844

	Metals & Mining—1.9%
125,600	BHP Billiton, Ltd., (AUD)	1,300,051
17,100	Nucor Corp.	1,562,427
68,800	Rio Tinto, Plc., (GBP)	1,853,181

		4,715,659

	Multiline Retail—2.6%
42,600	Family Dollar Stores, Inc.	1,154,460
27,100	Kohl’s Corp. (b)	1,305,949
86,800	Target Corp.	3,927,700

		6,388,109

	Oil & Gas—2.2%
51,200	ChevronTexaco Corp.	2,746,368
55,316	Exxon Mobil Corp.	2,673,422

		5,419,790

	Personal Products—0.2%
12,700	The Gillette Co.	530,098

	Pharmaceuticals—4.7%
37,400	Forest Laboratories, Inc. (b)	1,682,252
45,500	Johnson & Johnson	2,563,015
143,863	Pfizer, Inc.	4,402,208
48,100	Teva Pharmaceutical Industries, Ltd. (ADR)	1,248,195
37,800	Wyeth	1,413,720

		11,309,390

	Semiconductors & Equipment—3.3%
35,500	Analog Devices, Inc.	1,376,690
52,100	Applied Materials, Inc. (b)	859,129

Shares		Value

	Semiconductors & Equipment—(Continued)
118,400	Intel Corp.	$2,375,104
33,700	Maxim Integrated Products, Inc.	1,425,173
37,200	Texas Instruments, Inc.	791,616
47,700	Xilinx, Inc.	1,287,900

		8,115,612

	Software—7.2%
31,400	Adobe Systems, Inc.	1,553,358
41,300	Intuit, Inc. (b)	1,875,020
29,300	Mercury Interactive Corp. (b)	1,021,984
305,600	Microsoft Corp.	8,449,840
99,500	Oracle Corp. (b)	1,122,360
65,300	Red Hat, Inc. (b)	799,272
9,400	SAP AG, (EUR)	1,462,757
62,500	VERITAS Software Corp. (b)	1,112,500

		17,397,091

	Specialty Retail—3.3%
56,100	Best Buy Co., Inc.	3,042,864
28,100	Industria de Diseno Textil S.A., (EUR)	695,167
126,800	Kingfisher, Plc., (GBP)	708,517
89,250	The Home Depot, Inc.	3,498,600

		7,945,148

	Textiles, Apparel & Luxury Goods—0.4%
4,800	Hermes International S.C.A., (EUR)	910,799

	Thrifts & Mortgage Finance—1.0%
12,300	Federal Home Loan Mortgage Corp.	802,452
27,600	Federal National Mortgage Association	1,749,840

		2,552,292

	Tobacco—0.5%
23,800	Altria Group, Inc.	1,119,552

	Wireless Telecommunication Services—2.9%
77,000	Crown Castle International Corp. (b)	1,145,760
134,900	Nextel Communications, Inc. (Class A) (b)	3,216,016
632,283	Vodafone Group, Plc., (GBP)	1,515,788
43,500	Vodafone Group, Plc. (ADR)	1,048,785

		6,926,349

	Total Common Stocks (Identified Cost $220,137,671)	237,842,597

Short Term Investments—2.9%

	Mutual Funds—2.9%
7,059,672	T. Rowe Price Reserve Investment Fund	$7,059,672

	Total Short Term Investments (Identified Cost $7,059,672)	7,059,672

	Total Investments—100.9% (Identified Cost $227,197,343) (a)	244,902,269
	Other assets less liabilities	(2,293,502)

	Total Net Assets—100%	$242,608,767

See accompanying notes to schedule of investments.

MSF-77

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Shares		Value

	Diversified Financial Services—100.0%
29,813,851	Metropolitan Series Fund, Inc., Capital Guardian U.S. Equity Portfolio (Class A)	$319,306,342
2,059,486	Metropolitan Series Fund, Inc., FI Value Leaders Portfolio (Class A)	329,476,641
32,014,050	Metropolitan Series Fund, Inc., Jennison Growth Portfolio (Class A)	315,658,537

		964,441,520

	Total Mutual Funds (Identified Cost $913,148,398)	964,441,520

	Total Investments—100.0% (Identified Cost $913,148,398) (a)	964,441,520
	Other assets less liabilities	(148,903)

	Total Net Assets—100%	$964,292,617

See accompanying notes to schedule of investments.

MSF-78

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—93.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.7%
938,600	Empresa Brasileira de Aeronautica S.A. (ADR)	$24,779,040

	Air Freight & Couriers—1.0%
228,600	CNF, Inc.	9,370,314

	Airlines—2.3%
353,600	Ryanair Holdings, Plc. (ADR) (b) (c)	10,325,120
535,600	Southwest Airlines Co.	7,294,872
362,020	WestJet Airlines, Ltd., (CAD)	3,762,547

		21,382,539

	Beverages—1.7%
229,200	Adolph Coors Co. (Class B) (c)	15,567,264

	Biotechnology—0.6%
336,800	Millennium Pharmaceuticals, Inc. (b)	4,617,528
75,200	Momenta Pharmaceuticals, Inc. (b)	618,896

		5,236,424

	Capital Markets—1.2%
228,680	Archipelago Holdings, Inc. (b)	3,386,751
553,100	Janus Capital Group, Inc.	7,527,691

		10,914,442

	Chemicals—5.2%
275,400	Agrium, Inc. (c), (CAD)	4,886,568
133,300	Agrium, Inc.	2,367,408
156,100	IMC Global, Inc.	2,714,579
695,120	Lyondell Chemical Co. (c)	15,612,395
269,500	Monsanto Co.	9,815,190
147,281	Olin Corp. (c)	2,945,620
78,800	Potash Corp. of Saskatchewan, Inc. (c), (CAD)	5,044,695
73,300	Potash Corp. of Saskatchewan, Inc.	4,703,661

		48,090,116

	Commercial Services & Supplies—9.0%
302,310	Aramark Corp. (Class B)	7,297,763
763,657	Career Education Corp. (b)	21,710,769
1,143,295	Cendant Corp.	24,695,172
23,940	R.R. Donnelley & Sons Co., (CAD)	742,845
596,661	R.R. Donnelley & Sons Co.	18,687,422
18,000	Strayer Education, Inc.	2,070,180
241,800	Universal Technical Institute, Inc. (b) (c)	7,297,524

		82,501,675

	Communications Equipment—0.2%
26,800	Research In Motion, Ltd. (b)	2,045,912

	Construction & Engineering—0.9%
179,400	Fluor Corp. (c)	7,986,888

	Containers & Packaging—1.0%
394,740	Pactiv Corp. (b)	9,177,705

Shares		Value

	Diversified Financial Services—1.1%
296,380	CapitalSource, Inc. (b) (c)	$6,621,129
81,100	The First Marblehead Corp. (b) (c)	3,763,040

		10,384,169

	Diversified Telecommunication Services—8.2%
2,281,290	Citizens Communications Co.	30,546,473
409,283	NTL, Inc. (b)	25,404,196
372,320	SpectraSite, Inc. (b)	17,312,880
190,500	Telewest Global, Inc. (b)	2,213,610

		75,477,159

	Electronic Equipment & Instruments—4.8%
519,861	Fisher Scientific International, Inc.	30,323,481
1,100,399	Symbol Technologies, Inc.	13,909,043

		44,232,524

	Energy Equipment & Services—7.1%
109,500	Baker Hughes, Inc.	4,787,340
90,900	BJ Services Co.	4,764,069
232,900	ENSCO International, Inc.	7,608,843
492,370	Grant Prideco, Inc. (b) (c)	10,088,661
96,432	National-Oilwell, Inc. (b) (c)	3,168,756
303,900	Noble Corp. (b)	13,660,305
437,100	Varco International, Inc. (b)	11,723,022
175,808	Weatherford International, Ltd. (b) (c)	8,969,724

		64,770,720

	Food & Staples Retailing—2.8%
1,330,010	Safeway, Inc. (b)	25,682,493

	Food Products—1.1%
544,300	Archer-Daniels-Midland Co.	9,242,214
17,400	Bunge, Ltd.	695,652

		9,937,866

	Health Care Equipment & Supplies—4.7%
643,010	Baxter International, Inc.	20,679,202
595,700	Cytyc Corp. (b)	14,386,155
98,540	Edwards Lifesciences Corp. (b) (c)	3,301,090
23,500	Kyphon, Inc. (b) (c)	582,330
38,200	ResMed, Inc. (b) (c)	1,818,702
107,600	Wright Medical Group, Inc. (b) (c)	2,702,912

		43,470,391

	Health Care Providers & Services—0.3%
434,100	HEALTHSOUTH Corp. (b) (c)	2,213,910

	Hotels, Restaurants & Leisure—7.3%
791,400	Royal Caribbean Cruises, Ltd. (c)	34,505,040
408,000	Wendy’s International, Inc.	13,708,800
363,300	Wynn Resorts, Ltd. (b) (c)	18,778,977

		66,992,817

See accompanying notes to schedule of investments.

MSF-79

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Household Durables—5.6%
473,040	Harman International Industries, Inc.	$50,970,060

	IT Services—1.1%
1,082,542	BearingPoint, Inc. (b)	9,677,925

	Insurance—1.1%
127,820	Ambac Financial Group, Inc.	10,219,209

	Internet Software & Services—0.9%
879,284	CNET Networks, Inc. (b) (c)	8,045,449

	Machinery—0.9%
94,100	AGCO Corp. (b)	2,128,542
182,135	Pentair, Inc.	6,358,333

		8,486,875

	Marine—1.2%
235,350	Frontline, Ltd., (NOK)	11,081,845

	Media—3.5%
295,300	Cablevision Systems Corp. (Class A) (b) (c)	5,988,684
244,680	Lamar Advertising Co. (Class A) (b)	10,181,135
171,800	Omnicom Group, Inc.	12,551,708
147,000	Salem Communications Corp. (Class A) (b) (c)	3,722,040

		32,443,567

	Metals & Mining—5.3%
148,000	Alcan, Inc. (c), (CAD)	7,076,862
342,900	Freeport-McMoRan Copper & Gold, Inc. (Class B) (c)	13,887,450
355,300	Harmony Gold Mining Co., Ltd. (ADR)	4,839,186
222,300	Newmont Mining Corp.	10,121,319
29,300	Nucor Corp.	2,677,141
164,440	Peabody Energy Corp.	9,784,180
11,200	Tenaris S.A. (ADR)	510,608

		48,896,746

	Pharmaceuticals—0.8%
185,076	Barr Pharmaceuticals, Inc. (b)	7,667,699

	Real Estate—0.6%
65,300	Capital Automotive (REIT)	2,041,931
112,900	Equity Residential (REIT)	3,499,900

		5,541,831

	Road & Rail—0.1%
34,100	Norfolk Southern Corp.	1,014,134

Shares		Value

	Software—0.5%
122,300	NAVTEQ (b)	$4,358,772
47,041	VERITAS Software Corp. (b)	837,330

		5,196,102

	Specialty Retail—0.6%
109,200	CarMax, Inc. (b) (c)	2,353,260
149,500	The Sports Authority, Inc. (b) (c)	3,468,400

		5,821,660

	Textiles, Apparel & Luxury Goods—0.4%
100,590	Polo Ralph Lauren Corp. (c)	3,658,458

	Wireless Telecommunication Services—7.6%
1,033,100	American Tower Corp. (Class A) (b) (c)	15,858,085
2,259,560	Nextel Communications, Inc. (Class A) (b)	53,867,910

		69,725,995

	Total Common Stocks (Identified Cost $846,029,676)	858,661,923

Short Term Investments—6.5%
Face Amount

	Repurchase Agreement—6.5%
$59,791,000

State Street Corp. Repurchase Agreement dated 09/30/04 at 0.350% to be repurchased at $59,791,581 on 10/01/04, collateralized by $10,060,000 U.S. Treasury Note
1.625% due 01/31/05 with a value of $10,085,150, $10,275,000 U.S. Treasury Note 1.625% due 01/31/05 with a value of $10,300,688, $10,275,000 U.S. Treasury Note 1.625% due 01/31/05 with a value of $10,300,688, $10,275,000 U.S. Treasury Note 1.625% due 01/31/05 with a value of $10,300,688, $10,275,000 U.S. Treasury Note 1.625% due 01/31/05 with a value of $10,300,688, and by $10,275,000 U.S. Treasury Note 1.625% due 01/31/05 with a value of $10,300,688.

		$59,791,000

	Total Short Term Investments (Identified Cost $59,791,000)	59,791,000

	Total Investments—99.9% (Identified Cost $905,820,676) (a)	918,452,923
	Other assets less liabilities	468,954

	Total Net Assets—100%	$918,921,877

See accompanying notes to schedule of investments.

MSF-80

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—91.5% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.9%
1,204,600	Rockwell Collins, Inc. (c)	$44,738,844

	Beverages—3.0%
1,684,000	Pepsi Bottling Group, Inc. (c)	45,720,600

	Capital Markets—1.5%
1,686,700	Janus Capital Group, Inc. (c)	22,955,987

	Commercial Services & Supplies—17.4%
1,282,000	Aramark Corp. (Class B)	30,947,480
832,800	D&B Corp. (b) (c)	48,885,360
1,462,600	Equifax, Inc. (c)	38,554,136
1,645,800	H&R Block, Inc. (c)	81,335,436
2,175,500	R.R. Donnelley & Sons Co. (c)	68,136,660

		267,859,072

	Health Care Equipment & Supplies—4.5%
420,000	Baxter International, Inc.	13,507,200
1,812,000	Hospira, Inc. (b) (c)	55,447,200

		68,954,400

	Health Care Providers & Services—3.1%
1,699,800	Omnicare, Inc. (c)	48,206,328

	Hotels, Restaurants & Leisure—9.5%
3,081,000	Darden Restaurants, Inc. (c)	71,848,920
1,830,900	Yum! Brands, Inc.	74,444,394

		146,293,314

	IT Services—7.9%
1,457,846	First Data Corp. (c)	63,416,301
2,402,500	SunGard Data Systems, Inc. (b)	57,107,425

		120,523,726

	Leisure Equipment & Products—3.2%
2,707,000	Mattel, Inc. (c)	49,077,910

	Media—5.6%
250,000	Cablevision Systems Corp. (Class A) (b)	5,070,000
717,400	Knight-Ridder, Inc. (c)	46,953,830
2,129,200	Time Warner, Inc. (b)	34,365,288

		86,389,118

Shares		Value

	Office Electronics—3.5%
3,815,300	Xerox Corp. (c)	$53,719,424

	Oil & Gas—4.1%
1,546,600	Burlington Resources, Inc. (c)	63,101,280

	Specialty Retail—7.0%
1,725,000	AutoNation, Inc. (b) (c)	29,463,000
2,938,000	Office Depot, Inc. (b)	44,158,140
1,935,100	Toys “R” Us, Inc. (b) (c)	34,328,674

		107,949,814

	Textiles, Apparel & Luxury Goods—4.2%
1,700,000	Liz Claiborne, Inc. (c)	64,124,000

	Thrifts & Mortgage Finance—14.1%
6,016,200	Sovereign Bancorp, Inc. (c)	131,273,484
2,204,400	Washington Mutual, Inc. (c)	86,147,952

		217,421,436

	Total Common Stocks (Identified Cost $1,142,404,155)	1,407,035,253

Short Term Investments—8.5%
Face Amount

	Repurchase Agreement—8.5%
$131,504,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 0.650% to be repurchased at $131,504,569 on 10/01/04, collateralized by $23,630,000 U.S. Treasury Bond 7.875% due 02/15/21 with a value of $32,136,800 and by $71,145,000 U.S. Treasury Bond 8.500% due 02/15/20 with a value of $102,004,144.	$131,504,000

	Total Short Term Investments (Identified Cost $131,504,000)	131,504,000

	Total Investments—100.0% (Identified Cost $1,273,908,155) (a)	1,538,539,253
	Other assets less liabilities	(433,936)

	Total Net Assets—100%	$1,538,105,317

See accompanying notes to schedule of investments.

MSF-81

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—98.3% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.4%
10,344	Alliant Techsystems, Inc. (b)	$625,812
29,430	L-3 Communications Holdings, Inc.	1,971,810
17,872	Precision Castparts Corp.	1,073,213
2,875	Sequa Corp. (Class A) (c)	150,104

		3,820,939

	Air Freight & Couriers—1.4%
23,506	C.H. Robinson Worldwide, Inc.	1,090,443
14,021	CNF, Inc.	574,721
29,159	Expeditors International of Washington, Inc.	1,507,520
22,229	J.B. Hunt Transport Services, Inc.	825,585

		3,998,269

	Airlines—0.4%
23,549	AirTran Holdings, Inc. (b) (c)	234,548
7,389	Alaska Air Group, Inc. (b) (c)	183,100
28,449	JetBlue Airways Corp. (b) (c)	595,153

		1,012,801

	Auto Components—1.3%
19,097	ArvinMeritor, Inc. (c)	358,069
5,333	Bandag, Inc. (c)	233,585
15,363	BorgWarner, Inc.	665,064
21,319	Gentex Corp.	748,936
18,886	Lear Corp.	1,028,343
9,497	Modine Manufacturing Co.	285,955
7,330	Superior Industries International, Inc. (c)	219,534

		3,539,486

	Automobiles—0.2%
15,714	Thor Industries, Inc. (c)	415,950

	Beverages—0.7%
29,525	Constellation Brands, Inc. (Class A) (b)	1,123,722
38,050	PepsiAmericas, Inc.	726,755

		1,850,477

	Biotechnology—1.4%
15,600	Cephalon, Inc. (b) (c)	747,240
12,718	Charles River Laboratories International, Inc. (b)	582,484
14,491	Invitrogen Corp. (b)	796,860
83,978	Millennium Pharmaceuticals, Inc. (b)	1,151,338
26,182	Protein Design Labs, Inc. (b) (c)	512,644
22,016	Vertex Pharmaceuticals, Inc. (b) (c)	231,168

		4,021,734

	Building Products—0.1%
11,401	York International Corp.	360,158

	Capital Markets—2.3%
21,808	A.G. Edwards, Inc.	754,993
18,622	Eaton Vance Corp.	752,143
18,244	Investors Financial Services Corp. (c)	823,352

Shares		Value

	Capital Markets—(Continued)
15,588	Jefferies Group, Inc.	$537,318
16,467	LaBranche & Co., Inc. (c)	139,146
27,729	Legg Mason, Inc.	1,477,124
20,303	Raymond James Financial, Inc.	489,708
28,375	SEI Investments Co.	955,670
22,709	Waddell & Reed Financial, Inc. (Class A)	499,598

		6,429,052

	Chemicals—2.9%
20,530	Airgas, Inc.	494,157
11,442	Albemarle Corp.	401,500
16,985	Cabot Corp.	655,112
31,543	Crompton Corp.	299,343
10,774	Cytec Industries, Inc.	527,387
11,533	Ferro Corp.	251,535
10,037	FMC Corp. (b)	487,497
31,883	IMC Global, Inc.	554,445
49,129	Lyondell Chemical Co. (c)	1,103,437
5,665	Minerals Technologies, Inc.	333,442
19,218	Olin Corp. (c)	384,360
31,993	RPM International, Inc.	564,676
12,904	Sensient Technologies Corp. (c)	279,243
17,925	The Lubrizol Corp.	620,205
9,012	The Scotts Co. (Class A) (b)	578,120
14,124	Valspar Corp.	659,308

		8,193,767

	Commercial Banks—5.1%
30,304	Associated Banc-Corp.	971,849
14,474	Bank of Hawaii Corp.	683,897
47,592	Banknorth Group, Inc.	1,665,720
13,503	City National Corp.	877,020
21,631	Commerce Bancorp, Inc. (c)	1,194,031
33,759	Compass Bancshares, Inc.	1,479,319
14,185	Cullen/Frost Bankers, Inc.	659,177
23,346	FirstMerit Corp.	614,117
14,100	Greater Bay Bancorp (c)	405,375
42,762	Hibernia Corp. (Class A)	1,129,344
21,770	Mercantile Bankshares Corp.	1,044,089
9,811	Silicon Valley Bancshares (b) (c)	364,675
38,413	TCF Financial Corp.	1,163,530
36,763	The Colonial BancGroup, Inc.	751,803
8,730	Westamerica Bancorp	479,190
18,269	Wilmington Trust Corp.	661,521

		14,144,657

	Commercial Services & Supplies—4.4%
26,097	Adesa, Inc. (b)	428,774
6,858	Banta Corp.	272,606
28,178	Career Education Corp. (b)	801,101
24,398	ChoicePoint, Inc. (b)	1,040,575
24,767	Copart, Inc. (b)	468,839
24,824	Corinthian Colleges, Inc. (b)	334,628
19,362	D&B Corp. (b)	1,136,549

See accompanying notes to schedule of investments.

MSF-82

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Services & Supplies—(Continued)
19,345	DeVry, Inc. (b) (c)	$400,635
20,136	Education Management Corp. (b)	536,423
19,612	Herman Miller, Inc. (c)	483,436
15,824	HNI Corp.	626,314
12,589	ITT Educational Services, Inc. (b) (c)	453,833
9,687	Kelly Services, Inc. (Class A)	258,740
10,658	Korn/Ferry International, Inc. (b) (c)	194,295
12,570	Laureate Education, Inc. (b)	467,855
24,804	Manpower, Inc.	1,103,530
41,790	Republic Services, Inc. (Class A)	1,243,670
12,565	Rollins, Inc. (c)	305,204
17,395	Sotheby’s Holdings, Inc. (Class A) (c)	273,449
12,435	Stericycle, Inc. (b)	570,767
15,619	The Brink’s Co.	471,225
21,400	United Rentals, Inc. (b)	340,046

		12,212,494

	Communications Equipment—1.8%
108,330	3Com Corp. (b)	457,153
21,924	ADTRAN, Inc.	497,236
24,348	Advanced Fibre Communications, Inc. (b)	387,133
13,556	Avocent Corp. (b)	352,863
14,881	CommScope, Inc. (b)	321,430
18,255	Harris Corp.	1,002,930
32,683	McDATA Corp. (Class A) (b) (c)	164,395
13,194	Plantronics, Inc.	570,509
27,364	Polycom, Inc. (b)	542,354
28,726	Powerwave Technologies, Inc. (b) (c)	176,952
31,354	UTStarcom, Inc. (b) (c)	505,113

		4,978,068

	Computers & Peripherals—1.2%
19,734	Diebold, Inc.	921,578
9,789	Imation Corp. (c)	348,390
50,067	Quantum Corp. (b)	115,655
44,575	SanDisk Corp. (b) (c)	1,298,024
30,590	Storage Technology Corp. (b)	772,703

		3,456,350

	Construction & Engineering—0.5%
13,360	Dycom Industries, Inc. (b)	379,290
11,453	Granite Construction, Inc. (c)	273,727
15,505	Jacobs Engineering Group, Inc.	593,686
32,290	Quanta Services, Inc. (b) (c)	195,355

		1,442,058

	Construction Materials—0.2%
13,274	Martin Marietta Materials, Inc.	600,914

	Consumer Finance—0.5%
43,370	AmeriCredit Corp. (b) (c)	905,566
24,375	MoneyGram International, Inc.	416,325

		1,321,891

Shares		Value

	Containers & Packaging—0.6%
14,058	Longview Fibre Co. (c)	$214,384
29,394	Packaging Corp. of America	719,271
26,972	Sonoco Products Co.	713,140

		1,646,795

	Diversified Financial Services—0.5%
13,577	GATX Corp.	361,963
19,516	Leucadia National Corp. (c)	1,105,581

		1,467,544

	Diversified Telecommunication Services—0.1%
67,503	Cincinnati Bell, Inc.	235,585

	Electric Utilities—3.8%
31,164	Alliant Energy Corp.	775,360
8,934	Black Hills Corp. (c)	248,187
34,819	DPL, Inc.	716,575
21,080	Duquesne Light Holdings, Inc. (c)	378,597
40,381	Energy East Corp.	1,016,794
20,441	Great Plains Energy, Inc.	595,855
22,163	Hawaiian Electric Industries, Inc. (c)	588,206
10,511	IDACORP, Inc. (c)	305,450
35,295	Northeast Utilities	684,370
14,621	NSTAR (c)	717,891
24,119	OGE Energy Corp.	608,522
51,089	Pepco Holdings, Inc.	1,016,671
16,631	PNM Resources, Inc.	374,364
27,383	Puget Energy, Inc.	621,594
23,612	Westar Energy, Inc.	476,962
32,372	Wisconsin Energy Corp.	1,032,667
10,254	WPS Resources Corp.	461,327

		10,619,392

	Electrical Equipment—0.6%
18,773	AMETEK, Inc.	569,197
16,753	Hubbell, Inc.	751,037
16,231	Thomas & Betts Corp.	435,316

		1,755,550

	Electronic Equipment & Instruments—2.2%
24,359	Amphenol Corp. (Class A) (b)	834,539
31,808	Arrow Electronics, Inc.	718,225
33,162	Avnet, Inc. (b)	567,733
22,883	CDW Corp.	1,327,901
23,809	Kemet Corp. (b) (c)	192,615
21,693	National Instruments Corp. (c)	656,647
11,744	Newport Corp. (b)	134,704
11,880	Plexus Corp. (b)	131,155
15,969	Tech Data Corp. (b)	615,605
9,552	Varian, Inc. (b)	361,734
45,716	Vishay Intertechnology, Inc. (b)	589,736

		6,130,594

See accompanying notes to schedule of investments.

MSF-83

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Energy Equipment & Services—4.1%
15,121	Cooper Cameron Corp. (b)	$829,236
41,570	ENSCO International, Inc.	1,358,092
18,574	FMC Technologies, Inc. (b)	620,372
33,780	Grant Prideco, Inc. (b)	692,152
21,463	Hanover Compressor Co. (b)	288,677
13,877	Helmerich & Payne, Inc.	398,131
23,641	National-Oilwell, Inc. (b) (c)	776,843
45,936	Patterson-UTI Energy, Inc.	875,999
37,428	Pride International, Inc. (b)	740,700
28,844	Smith International, Inc. (b)	1,751,696
16,689	Tidewater, Inc.	543,227
26,858	Varco International, Inc. (b)	720,332
36,743	Weatherford International, Ltd. (b)	1,874,628

		11,470,085

	Food & Staples Retailing—0.8%
19,169	BJ’s Wholesale Club, Inc. (b)	524,081
12,860	Ruddick Corp.	252,570
17,138	Whole Foods Market, Inc.	1,470,269

		2,246,920

	Food Products—2.2%
43,441	Dean Foods Co. (b)	1,304,099
38,201	Hormel Foods Corp.	1,023,023
9,816	Lancaster Colony Corp.	413,892
30,425	Smithfield Foods, Inc. (b)	760,625
16,064	The J. M. Smucker Co.	713,402
14,389	Tootsie Roll Industries, Inc. (c)	420,446
97,159	Tyson Foods, Inc. (Class A)	1,556,487

		6,191,974

	Gas Utilities—0.3%
17,876	AGL Resources, Inc.	550,045
13,390	WGL Holdings, Inc.	378,401

		928,446

	Health Care Equipment & Supplies—2.4%
16,872	Beckman Coulter, Inc.	946,857
30,572	Cytyc Corp. (b)	738,314
22,160	Dentsply International, Inc.	1,150,990
16,433	Edwards Lifesciences Corp. (b) (c)	550,505
17,033	Hillenbrand Industries, Inc.	860,677
9,795	Inamed Corp. (b)	466,928
19,004	STERIS Corp. (b)	416,948
37,390	Varian Medical Systems, Inc. (b)	1,292,572
13,621	VISX, Inc. (b)	280,593

		6,704,384

	Health Care Providers & Services—4.0%
13,755	Apria Healthcare Group, Inc. (b)	374,824
23,979	Community Health Systems, Inc. (b)	639,760
17,240	Covance, Inc. (b)	689,083
24,650	Coventry Health Care, Inc. (b)	1,315,570
25,231	First Health Group Corp. (b)	405,967

Shares		Value

	Health Care Providers & Services—(Continued)
30,819	Health Net, Inc. (b)	$761,846
11,996	Henry Schein, Inc. (b)	747,471
10,653	LifePoint Hospitals, Inc. (b) (c)	319,696
27,508	Lincare Holdings, Inc. (b)	817,263
28,656	Omnicare, Inc.	812,684
23,678	PacifiCare Health Systems, Inc. (b) (c)	868,982
18,825	Patterson Cos., Inc. (b) (c)	1,441,242
18,461	Renal Care Group, Inc. (b)	594,998
21,138	Triad Hospitals, Inc. (b)	727,993
16,015	Universal Health Services, Inc. (Class B)	696,652

		11,214,031

	Hotels, Restaurants & Leisure—3.4%
22,593	Applebee’s International, Inc.	571,151
9,711	Bob Evans Farms, Inc. (c)	263,751
23,860	Boyd Gaming Corp.	671,659
24,732	Brinker International, Inc. (b)	770,402
85,258	Caesars Entertainment, Inc. (b)	1,423,809
13,411	CBRL Group, Inc.	483,869
32,484	GTECH Holdings Corp. (c)	822,495
14,659	International Speedway Corp. (Class A)	731,484
16,996	Krispy Kreme Doughnuts, Inc. (b) (c)	215,169
18,581	Mandalay Resort Group	1,275,586
20,281	Outback Steakhouse, Inc.	842,270
18,065	Ruby Tuesday, Inc.	503,471
25,609	Six Flags, Inc. (c)	139,313
14,265	The Cheesecake Factory, Inc. (b) (c)	619,101

		9,333,530

	Household Durables—4.1%
18,774	American Greetings Corp. (Class A)	471,603
11,241	Blyth, Inc. (c)	347,347
64,193	D.R. Horton, Inc.	2,125,430
15,062	Furniture Brands International, Inc. (c)	377,755
18,178	Harman International Industries, Inc.	1,958,680
16,826	Hovnanian Enterprises, Inc. (Class A) (b) (c)	674,723
42,954	Lennar Corp. (Class A)	2,044,610
18,365	Mohawk Industries, Inc. (b)	1,457,997
6,528	Ryland Group, Inc.	604,884
20,567	Toll Brothers, Inc. (b) (c)	952,869
16,116	Tupperware Corp.	273,650

		11,289,548

	Household Products—0.5%
17,013	Church & Dwight, Inc.	477,385
21,463	Energizer Holdings, Inc. (b)	989,444

		1,466,829

	IT Services—2.7%
23,677	Acxiom Corp.	562,092
22,256	Alliance Data Systems Corp. (b)	902,703
40,899	Ceridian Corp. (b)	752,951
17,447	Certegy, Inc.	649,203
23,871	Checkfree Corp. (b)	660,511

See accompanying notes to schedule of investments.

MSF-84

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	IT Services—(Continued)
36,163	Cognizant Technology Solutions Corp. (Class A) (b)	$1,103,333
14,322	CSG Systems International, Inc. (b)	220,702
23,128	DST Systems, Inc. (b)	1,028,502
29,745	Gartner, Inc. (Class A) (b) (c)	347,719
17,006	Keane, Inc.	261,212
28,977	MPS Group, Inc. (b)	243,697
33,215	The BISYS Group, Inc. (b)	485,271
23,221	Titan Corp. (b)	324,397

		7,542,293

	Industrial Conglomerates—0.4%
8,581	Carlisle Cos., Inc.	548,583
11,074	Teleflex, Inc.	470,645

		1,019,228

	Insurance—4.4%
14,649	Allmerica Financial Corp.	393,765
20,266	American Financial Group, Inc. (c)	605,751
10,765	AmerUs Group Co. (c)	441,365
25,289	Arthur J. Gallagher & Co. (c)	837,825
18,966	Brown & Brown, Inc.	866,746
15,392	Everest Re Group, Ltd.	1,144,087
47,802	Fidelity National Financial, Inc.	1,821,256
24,383	First American Corp.	751,728
17,809	HCC Insurance Holdings, Inc.	536,941
11,770	Horace Mann Educators Corp.	206,917
16,914	Ohio Casualty Corp.	354,010
50,132	Old Republic International Corp.	1,254,804
19,105	Protective Life Corp.	751,018
7,817	Stancorp Financial Group, Inc.	556,570
18,836	Unitrin, Inc.	783,012
23,141	W.R. Berkley Corp.	975,625

		12,281,420

	Internet Software & Services—0.3%
42,999	McAfee, Inc.	864,280
15,398	Retek, Inc. (b)	70,215

		934,495

	Investment Company—2.5%
64,400	MidCap SPDR Trust, Series 1	6,982,248

	Leisure Equipment & Products—0.1%
20,704	Callaway Golf Co. (c)	218,841

	Machinery—2.2%
24,841	AGCO Corp. (b)	561,903
23,772	Donaldson Co., Inc. (c)	674,887
13,248	Federal Signal Corp. (c)	246,148
15,214	Flowserve Corp.	367,874
19,070	Graco, Inc.	638,845
11,324	Harsco Corp.	508,448
10,038	Kennametal, Inc.	453,216
9,815	Nordson Corp.	336,949

Shares		Value

	Machinery—(Continued)
27,625	Pentair, Inc.	$964,389
20,950	SPX Corp.	741,630
5,087	Tecumseh Products Co. (Class A) (c)	212,993
12,974	Trinity Industries, Inc. (c)	404,399

		6,111,681

	Marine—0.1%
11,726	Alexander & Baldwin, Inc.	397,980

	Media—2.7%
31,641	Belo Corp. (Class A)	713,188
14,351	Catalina Marketing Corp. (c)	331,221
15,425	Emmis Communications Corp. (Class A) (b)	278,575
13,721	Entercom Communications Corp. (b)	448,128
23,652	Harte-Hanks, Inc.	591,537
12,433	Lee Enterprises, Inc.	576,145
6,531	Media General, Inc.(Class A)	365,409
10,901	Scholastic Corp. (b) (c)	336,732
27,403	The Reader’s Digest Association, Inc. (Class A)	399,810
2,634	The Washington Post Co. (Class B) (c)	2,423,280
14,253	Valassis Communications, Inc. (b)	421,604
26,765	Westwood One, Inc. (b)	529,144

		7,414,773

	Metals & Mining—0.6%
15,097	Arch Coal, Inc.	535,793
17,675	Peabody Energy Corp.	1,051,662

		1,587,455

	Multi-Utilities—2.3%
64,876	Aquila, Inc. (b)	202,413
17,024	Equitable Resources, Inc.	924,573
32,340	MDU Resources Group, Inc.	851,512
22,729	National Fuel Gas Co. (c)	643,913
28,363	Oneok, Inc.	738,005
23,119	Questar Corp.	1,059,313
30,720	SCANA Corp. (c)	1,147,085
32,295	Sierra Pacific Resources (c)	289,040
20,910	Vectren Corp.	526,514

		6,382,368

	Multiline Retail—0.9%
19,133	99 Cents Only Stores (b) (c)	272,263
31,252	Dollar Tree Stores, Inc. (b)	842,241
13,565	Neiman Marcus Group, Inc. (Class A) (c)	779,988
39,047	Saks, Inc. (b)	470,516

		2,365,008

	Office Electronics—0.4%
19,728	Zebra Technologies Corp. (Class A) (b)	1,203,605

	Oil & Gas—3.9%
16,221	Forest Oil Corp.	488,577
25,325	Murphy Oil Corp.	2,197,450

See accompanying notes to schedule of investments.

MSF-85

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Oil & Gas—(Continued)
17,148	Newfield Exploration Co. (b)	$1,050,144
16,081	Noble Energy, Inc.	936,557
10,836	Overseas Shipholding Group, Inc. (c)	537,899
40,010	Pioneer Natural Resources Co.	1,379,545
21,221	Plains Exploration & Production Co. (b)	506,333
17,591	Pogo Producing Co.	834,693
20,302	Western Gas Resources, Inc. (c)	580,434
71,271	XTO Energy, Inc.	2,314,882

		10,826,514

	Paper & Forest Products—0.4%
15,317	Bowater, Inc.	584,956
12,063	Glatfelter	149,461
8,125	Potlatch Corp.	380,331

		1,114,748

	Pharmaceuticals—1.8%
28,762	Barr Pharmaceuticals, Inc. (b)	1,191,610
68,852	IVAX Corp.	1,318,516
9,344	Par Pharmaceutical Cos., Inc. (b)	335,730
19,450	Perrigo Co.	399,697
24,113	Sepracor, Inc. (b) (c)	1,176,232
23,121	Valeant Pharmaceuticals International, Inc. (c)	557,679

		4,979,464

	Real Estate—2.4%
22,755	AMB Property Corp. (REIT)	842,390
28,336	Developers Diversified Realty Corp. (REIT)	1,109,355
14,761	Highwoods Properties, Inc. (REIT)	363,268
18,494	Hospitality Properties Trust (REIT)	785,810
23,438	Liberty Property Trust (REIT)	933,770
16,687	Mack-Cali Realty Corp. (REIT)	739,234
28,145	New Plan Excel Realty Trust (REIT) (c)	703,625
13,665	Rayonier, Inc. (REIT)	618,205
35,205	United Dominion Realty Trust, Inc. (REIT)	698,115

		6,793,772

	Road & Rail—0.1%
22,005	Swift Transportation Co., Inc. (b) (c)	370,124

	Semiconductors & Equipment—3.0%
130,912	Atmel Corp. (b)	473,901
6,824	Cabot Microelectronics Corp. (b) (c)	247,370
26,241	Credence Systems Corp. (b) (c)	188,935
20,175	Cree, Inc. (b) (c)	615,943
34,489	Cypress Semiconductor Corp. (b) (c)	304,883
32,858	Fairchild Semiconductor International, Inc. (Class A) (b)	465,598
19,978	Integrated Circuit Systems, Inc. (b)	429,527
29,209	Integrated Device Technology, Inc. (b)	278,362
18,192	International Rectifier Corp. (b)	623,986
41,431	Intersil Corp. (Class A)	659,996
36,886	Lam Research Corp. (b)	807,066
31,219	Lattice Semiconductor Corp. (b)	153,285

Shares		Value

	Semiconductors & Equipment—(Continued)
16,791	LTX Corp. (b) (c)	$90,839
25,192	Micrel, Inc. (b) (c)	262,249
56,664	Microchip Technology, Inc.	1,520,862
51,368	RF Micro Devices, Inc. (b) (c)	325,673
20,462	Semtech Corp. (b)	392,256
14,260	Silicon Laboratories, Inc. (b) (c)	471,863
37,793	TriQuint Semiconductor, Inc. (b) (c)	147,393

		8,459,987

	Software—2.2%
38,092	Activision, Inc. (b)	528,336
9,139	Advent Software, Inc. (b)	153,809
16,152	Ascential Software Corp. (b)	217,568
74,116	Cadence Design Systems, Inc. (b)	966,473
19,354	Fair Isaac Corp.	565,137
24,846	Jack Henry & Associates, Inc.	466,359
19,102	Macromedia, Inc. (b)	383,568
13,603	Macrovision Corp. (b)	327,560
19,743	Mentor Graphics Corp.	216,482
17,519	RSA Security, Inc. (b) (c)	338,117
26,159	Sybase, Inc. (b)	360,733
42,934	Synopsys, Inc. (b)	679,645
17,785	The Reynolds & Reynolds Co. (Class A)	438,756
10,313	Transaction Systems Architects, Inc. (Class A) (b)	191,667
22,540	Wind River Systems, Inc. (b) (c)	274,988

		6,109,198

	Specialty Retail—5.3%
26,027	Abercrombie & Fitch Co. (Class A)	819,851
15,452	Aeropostale, Inc. (b)	404,842
19,741	American Eagle Outfitters, Inc. (b)	727,456
19,645	AnnTaylor Stores Corp. (b)	459,693
19,293	Barnes & Noble, Inc. (b)	713,841
21,013	Borders Group, Inc.	521,122
28,629	CarMax, Inc. (b) (c)	616,955
24,609	Chico’s FAS, Inc. (b)	841,628
27,226	Claire’s Stores, Inc.	681,739
42,846	Foot Locker, Inc.	1,015,450
18,787	Michaels Stores, Inc.	1,112,378
15,169	O’Reilly Automotive, Inc. (b) (c)	580,821
20,406	Pacific Sunwear of California, Inc. (b)	429,546
18,750	Payless Shoesource, Inc. (b)	189,938
39,966	PETsMART, Inc.	1,134,635
24,062	Pier 1 Imports, Inc.	435,041
12,184	Regis Corp.	490,040
21,775	Rent-A-Center, Inc. (b)	563,102
40,598	Ross Stores, Inc.	951,617
22,150	Urban Outfitters, Inc. (b)	761,960
31,999	Williams-Sonoma, Inc. (b)	1,201,562

		14,653,217

	Textiles, Apparel & Luxury Goods—0.2%
9,711	The Timberland Co. (Class A) (b)	551,585

See accompanying notes to schedule of investments.

MSF-86

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Warrants—0.0%

Shares		Value

	Thrifts & Mortgage Finance—2.6%
21,057	Astoria Financial Corp.	$747,313
23,113	Independence Community Bank Corp.	902,563
16,858	IndyMac Bancorp, Inc.	610,260
72,867	New York Community Bancorp, Inc. (c)	1,496,688
25,531	Radian Group, Inc.	1,180,298
26,442	The PMI Group, Inc.	1,073,016
21,595	Washington Federal, Inc.	543,114
14,599	Webster Financial Corp.	721,045

		7,274,297

	Tobacco—0.1%
7,028	Universal Corp.	313,730

	Trading Companies & Distributors—0.4%
20,885	Fastenal Co.	1,202,976

	Transportation Infrastructure—0.2%
21,813	Werner Enterprises, Inc.	421,209

	Water Utilities—0.2%
25,601	Aqua America, Inc.	566,038

	Wireless Telecommunication Services—0.5%
15,751	Telephone & Data Systems, Inc.	1,325,762

	Total Common Stocks (Identified Cost $244,497,447)	273,904,288

Shares		Value

	Commercial Banks—0.0%
7,309	Dime Bancorp, Inc. (b)	$1,023

	Total Warrants (Identified Cost $2,888)	1,023

Short Term Investments—1.7%
Face Amount

	Discount Notes—1.7%
$1,925,000	Federal Home Loan Bank 1.500%, 10/01/04	$1,925,000
2,750,000	Federal Home Loan Mortgage Corp. 1.750%, 12/07/04	2,741,043

		4,666,043

	Total Short Term Investments (Identified Cost $4,666,043)	4,666,043

	Total Investments—100.0% (Identified Cost $249,166,378) (a)	278,571,354
	Other assets less liabilities	88,795

	Total Net Assets—100%	$278,660,149

Futures Contracts
Futures Contacts Long	Number of Contracts	Expiration Date	Contract Amount	Valuation as of 09/30/04	Unrealized Appreciation
S&P MidCap 400	15	12/16/2004	$4,412,200	$4,455,750	$43,550

See accompanying notes to schedule of investments.

MSF-87

Metropolitan Series Fund, Inc.

Neuberger Berman Partners Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—96.8% of Total Net Assets

Shares		Value

	Auto Components—6.8%
205,800	BorgWarner, Inc.	$8,909,082
144,800	Johnson Controls, Inc.	8,226,088
171,800	Lear Corp.	9,354,510

		26,489,680

	Beverages—2.3%
237,600	Constellation Brands, Inc. (Class A) (b)	9,043,056

	Capital Markets—4.0%
107,100	The Bear Stearns Cos., Inc.	10,299,807
242,300	Waddell & Reed Financial, Inc. (Class A)	5,330,600

		15,630,407

	Commercial Banks—4.0%
212,100	First Horizon National Corp.	9,196,656
124,000	North Fork Bancorp., Inc.	5,511,800
24,500	TCF Financial Corp.	742,105

		15,450,561

	Commercial Services & Supplies—2.3%
197,600	Manpower, Inc.	8,791,224

	Computers & Peripherals—2.5%
1,088,500	Western Digital Corp. (b)	9,567,915

	Diversified Financial Services—2.0%
208,000	CIT Group, Inc.	7,777,120

	Food Products—2.4%
254,900	Del Monte Foods Co. (b)	2,673,901
272,600	Fresh Del Monte Produce, Inc.	6,790,466

		9,464,367

	Health Care Providers & Services—14.0%
102,800	Anthem, Inc. (b)	8,969,300
179,700	Coventry Health Care, Inc. (b)	9,590,589
152,800	DaVita, Inc. (b)	4,759,720
292,100	Omnicare, Inc.	8,283,956
290,300	Triad Hospitals, Inc. (b)	9,997,932
13,634	UnitedHealth Group, Inc.	1,005,371
121,600	Universal Health Services, Inc. (Class B)	5,289,600
171,400	WellChoice, Inc. (b)	6,398,362

		54,294,830

	Hotels, Restaurants & Leisure—2.0%
332,800	Darden Restaurants, Inc.	7,760,896

	Household Durables—6.3%
99,100	Black & Decker Corp.	7,674,304
92,200	Mohawk Industries, Inc. (b)	7,319,758
159,400	Whirlpool Corp.	9,578,346

		24,572,408

Shares		Value

	Insurance—8.6%
119,800	Ambac Financial Group, Inc.	$9,578,010
151,300	Arch Capital Group, Ltd. (b)	5,891,622
56,900	Endurance Specialty Holdings, Ltd.	1,829,335
132,300	PartnerRe, Ltd.	7,235,487
169,600	RenaissanceRe Holdings, Ltd.	8,747,968

		33,282,422

	Machinery—3.6%
59,200	Ingersoll-Rand Co., Ltd. (Class A)	4,023,824
280,500	SPX Corp.	9,929,700

		13,953,524

	Oil & Gas—8.4%
214,000	Patina Oil & Gas Corp.	6,327,980
223,300	Pioneer Natural Resources Co.	7,699,384
119,800	Sunoco, Inc.	8,862,804
292,306	XTO Energy, Inc.	9,494,099

		32,384,267

	Personal Products—1.5%
261,200	NBTY, Inc. (b)	5,631,472

	Road & Rail—0.7%
59,150	Canadian National Railway Co.	2,868,775

	Software—2.3%
342,800	Computer Associates International, Inc.	9,015,640

	Specialty Retail—8.7%
108,700	Advance Auto Parts, Inc. (b)	3,739,280
169,900	AutoNation, Inc. (b)	2,901,892
117,800	AutoZone, Inc. (b)	9,100,050
387,000	Foot Locker, Inc.	9,171,900
489,800	Pier 1 Imports, Inc.	8,855,584

		33,768,706

	Textiles, Apparel & Luxury Goods—5.6%
172,900	Liz Claiborne, Inc.	6,521,788
249,300	Reebok International, Ltd.	9,154,296
119,500	VF Corp.	5,909,275

		21,585,359

	Thrifts & Mortgage Finance—8.8%
139,300	Greenpoint Financial Corp.	6,444,018
259,400	IndyMac Bancorp, Inc.	9,390,280
200,300	Radian Group, Inc.	9,259,869
223,100	The PMI Group, Inc.	9,053,398

		34,147,565

	Total Common Stocks (Identified Cost $336,202,859)	375,480,194

See accompanying notes to schedule of investments.

MSF-88

Metropolitan Series Fund, Inc.

Neuberger Berman Partners Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Short Term Investments—3.1%

Face Amount		Value

	Repurchase Agreement—3.1%
$11,900,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 0.350% to be repurchased at $ 11,900,116 on 10/01/04, collateralized by $1,965,000 U.S. Treasury Note 2.50% due 09/30/06 with a value of $1,960,087 and $10,330,000 U.S. Treasury Note 2.50% due 09/30/06 with a value of $10,304,175	$11,900,000

	Total Short Term Investments (Identified Cost $11,900,000)	11,900,000

	Total Investments—99.9% (Identified Cost $348,102,859) (a)	387,380,194
	Other assets less liabilities	571,804

	Total Net Assets—100%	$387,951,998

See accompanying notes to schedule of investments.

MSF-89

Metropolitan Series Fund, Inc.

State Street Research Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—96.4% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.2%
174,300	Alliant Techsystems, Inc. (b)	$10,545,150

	Air Freight & Couriers—1.1%
192,300	Expeditors International of Washington, Inc. (c)	9,941,910

	Beverages—0.8%
274,400	Pepsi Bottling Group, Inc.	7,449,960

	Biotechnology—8.0%
321,485	Biogen Idec, Inc. (b)	19,665,238
82,900	Celgene Corp. (b)	4,827,267
323,100	Charles River Laboratories International, Inc. (b) (c)	14,797,980
161,700	Chiron Corp. (b) (c)	7,147,140
241,200	Gilead Sciences, Inc. (b)	9,016,056
274,200	ICOS Corp. (b) (c)	6,619,188
280,900	Millennium Pharmaceuticals, Inc. (b)	3,851,139
95,700	OSI Pharmaceuticals, Inc. (b)	5,881,722

		71,805,730

	Capital Markets—3.2%
660,300	Ameritrade Holding Corp. (b)	7,930,203
173,500	Lehman Brothers Holdings, Inc.	13,831,420
141,100	T. Rowe Price Group, Inc.	7,187,634

		28,949,257

	Chemicals—1.7%
471,900	Ecolab, Inc.	14,836,536

	Commercial Banks—1.7%
72,100	City National Corp.	4,682,895
226,300	North Fork Bancorp., Inc. (c)	10,059,035

		14,741,930

	Commercial Services & Supplies—4.7%
367,799	ChoicePoint, Inc. (b)	15,686,627
219,500	Corporate Executive Board Co.	13,442,180
280,700	Manpower, Inc.	12,488,343

		41,617,150

	Communications Equipment—1.7%
375,500	Juniper Networks, Inc. (b) (c)	8,861,800
321,100	Polycom, Inc. (b)	6,364,202

		15,226,002

	Computers & Peripherals—2.9%
303,900	Avid Technology, Inc. (b) (c)	14,243,793
155,200	Diebold, Inc. (c)	7,247,840
52,700	Lexmark International, Inc. (Class A) (b)	4,427,327

		25,918,960

	Consumer Finance—1.4%
812,200	Providian Financial Corp. (b)	12,621,588

	Containers & Packaging—1.3%
244,800	Sealed Air Corp. (b)	11,346,480

Shares		Value

	Diversified Financial Services—0.5%
29,100	Chicago Merchantile Exchange	$4,693,830

	Diversified Telecommunication Services—1.2%
486,000	Amdocs, Ltd. (b)	10,609,380

	Electronic Equipment & Instruments—4.7%
257,600	Amphenol Corp. (Class A) (b)	8,825,376
260,100	CDW Corp.	15,093,603
464,800	PerkinElmer, Inc.	8,003,856
218,900	Waters Corp. (b)	9,653,490

		41,576,325

	Energy Equipment & Services—2.4%
145,100	BJ Services Co.	7,604,691
149,300	Noble Corp. (b)	6,711,035
136,500	Weatherford International, Ltd. (b)	6,964,230

		21,279,956

	Health Care Equipment & Supplies—3.8%
513,100	Cytyc Corp. (b)	12,391,365
69,600	Guidant Corp.	4,596,384
189,700	Kinetic Concepts, Inc. (b)	9,968,735
147,000	Millipore Corp.	7,033,950

		33,990,434

	Health Care Providers & Services—6.5%
137,100	Aetna, Inc.	13,700,403
801,400	Caremark Rx, Inc. (b)	25,700,898
380,900	Community Health Systems, Inc. (b)	10,162,412
228,600	WellChoice, Inc. (b)	8,533,638

		58,097,351

	Hotels, Restaurants & Leisure—3.7%
74,100	Four Seasons Hotels, Inc. (c)	4,749,810
144,000	International Game Technology	5,176,800
194,600	Marriott International, Inc. (Class A)	10,111,416
277,500	Starwood Hotels & Resorts Worldwide, Inc. (Class B)	12,881,550

		32,919,576

	Household Durables—1.6%
42,700	Harman International Industries, Inc.	4,600,925
322,500	Yankee Candle Co., Inc. (b)	9,339,600

		13,940,525

	Household Products—1.7%
276,500	The Clorox Co.	14,737,450

	IT Services—3.6%
252,800	Alliance Data Systems Corp. (b)	10,253,568
466,400	Ceridian Corp. (b)	8,586,424
159,600	CheckFree Corp. (b)	4,416,132
204,100	DST Systems, Inc. (b)	9,076,327

		32,332,451

See accompanying notes to schedule of investments.

MSF-90

Metropolitan Series Fund, Inc.

State Street Research Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—1.0%
114,400	Ambac Financial Group, Inc.	$9,146,280

	Internet & Catalog Retail—1.6%
411,400	MSC Industrial Direct Co. (Class A) (c)	14,020,512

	Internet Software & Services—0.5%
140,500	Yahoo!, Inc. (b)	4,764,355

	Investment Company—1.5%
60,895	iShares Russell Midcap Growth Index Fund (c)	4,548,857
253,100	Nasdaq-100 Trust (SM), Series 1 (c)	8,896,465

		13,445,322

	Machinery—1.7%
436,000	Pentair, Inc.	15,220,760

	Media—1.2%
250,400	Lamar Advertising Co. (Class A) (b) (c)	10,419,144

	Metals & Mining—2.0%
337,000	CONSOL Energy, Inc. (c)	11,757,930
103,700	Peabody Energy Corp. (k)	6,170,150

		17,928,080

	Oil & Gas—4.4%
364,800	EOG Resources, Inc.	24,022,080
253,100	Newfield Exploration Co. (b)	15,499,844

		39,521,924

	Pharmaceuticals—3.8%
118,700	Allergan, Inc.	8,611,685
305,700	Elan Corp., Plc. (ADR) (b) (c)	7,153,380
441,275	IVAX Corp.	8,450,416
258,700	Medicis Pharmaceutical Corp. (Class A) (c)	10,099,648

		34,315,129

	Semiconductors & Equipment—3.2%
408,800	Altera Corp. (b)	8,000,216
541,400	Lam Research Corp. (b) (c)	11,845,832
243,100	Linear Technology Corp.	8,809,944

		28,655,992

	Software—6.5%
186,600	Adobe Systems, Inc.	9,231,102
58,200	Electronic Arts, Inc. (b)	2,676,618
262,700	Mercury Interactive Corp. (b)	9,162,976

Shares		Value

	Software—(Continued)
492,700	NAVTEQ (b)	$17,559,828
779,700	Siebel Systems, Inc. (b)	5,878,938
253,800	Symantec Corp. (b) (k)	13,928,544

		58,438,006

	Specialty Retail—5.5%
217,900	Chico’s FAS, Inc. (b) (c)	7,452,180
298,000	Linens ‘N Things, Inc. (b)	6,904,660
317,200	PETsMART, Inc.	9,005,308
404,866	Staples, Inc.	12,073,104
359,200	Williams-Sonoma, Inc. (b)	13,487,960

		48,923,212

	Textiles, Apparel & Luxury Goods—0.9%
179,900	Coach, Inc. (b)	7,631,358

	Wireless Telecommunication Services—3.2%
566,100	American Tower Corp. (Class A) (b) (c)	8,689,635
919,800	Nextel Partners, Inc. (Class A) (b) (c)	15,250,284
112,300	NII Holdings, Inc. (Class B) (b) (c)	4,627,883

		28,567,802

	Total Common Stocks (Identified Cost $747,369,165)	860,175,807

Short Term Investments—3.2%
Face Amount

	Commercial Paper—3.2%
$8,452,000	General Electric Capital Corp. 1.731%, 10/01/04	$8,452,000
6,026,000	General Electric Capital Corp. 1.741%, 10/01/04	6,026,000
3,031,000	General Electric Capital Corp. 1.741%, 10/06/04	3,030,267
10,898,000	UBS Finance, Inc. 1.761%, 10/06/04	10,895,336

		28,403,603

	Total Short Term Investments (Identified Cost $28,403,604)	28,403,603

	Total Investments—99.6% (Identified Cost $775,772,769) (a)	888,579,410
	Other assets less liabilities	3,731,248

	Total Net Assets—100%	$892,310,658

Written Options
Written Call Options	Number of Contracts	Expiration Date	Strike Price	Premiums Received	Market Value as of 09/30/04	Unrealized Depreciation
Peabody Energy Corp.	65	12/18/2004	$1,037	$102,298	$134,810	$(32,512)
Symantec Corp.	60	01/22/2005	1,700	207,400	314,500	(107,100)

Net Unrealized Depreciation						$(139,612)

See accompanying notes to schedule of investments.

MSF-91

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—95.8% of Total Net Assets

Shares		Value

	Air Freight & Couriers—1.6%
29,000	Forward Air Corp. (b)	$1,160,580

	Automobiles—0.5%
10,200	Winnebago Industries, Inc.	353,328

	Biotechnology—2.3%
26,000	InterMune, Inc. (b)	306,540
8,600	OSI Pharmaceuticals, Inc. (b)	528,556
18,700	Serologicals Corp. (b)	436,271
27,800	Vicuron Pharmaceuticals, Inc. (b)	408,104

		1,679,471

	Capital Markets—0.6%
9,600	eSPEED, Inc. (b)	94,368
1,500	Greenhill & Co., Inc.	35,400
8,100	Jefferies Group, Inc.	279,207

		408,975

	Chemicals—5.6%
23,200	Cabot Corp.	894,824
19,500	FMC Corp. (b)	947,115
17,200	Headwaters, Inc. (b)	530,792
13,300	Minerals Technologies, Inc.	782,838
14,600	Nova Chemicals Corp.	565,020
13,100	Westlake Chemical Corp. (b)	292,130

		4,012,719

	Commercial Banks—2.8%
14,200	East West Bancorp, Inc.	476,978
11,400	First State Bancorp	359,442
23,800	Greater Bay Bancorp	684,250
20,600	Umpqua Holdings Corp.	464,736

		1,985,406

	Commercial Services & Supplies—2.6%
19,300	CDI Corp.	395,650
7,000	LECG Corp. (b)	118,370
24,300	NCO Group, Inc. (b)	654,885
73,600	PRG-Shultz International, Inc. (b)	422,464
7,350	Waste Connections, Inc. (b)	232,848

		1,824,217

	Communications Equipment—2.3%
45,900	Adaptec, Inc. (b)	348,840
16,300	Avocent Corp. (b)	424,289
12,300	F5 Networks, Inc. (b)	374,658
24,900	ViaSat, Inc. (b)	500,490

		1,648,277

	Computers & Peripherals—0.5%
7,800	Drexler Technology Corp. (b)	71,448
20,500	Overland Storage, Inc. (b)	286,795

		358,243

Shares		Value

	Consumer Finance—0.7%
25,900	Jackson Hewitt Tax Service, Inc. (b)	$523,957

	Diversified Financial Services—1.4%
17,300	Financial Federal Corp.	648,404
10,100	National Financial Partners Corp.	361,378

		1,009,782

	Electrical Equipment—2.0%
12,800	AMETEK, Inc.	388,096
10,600	C&D Technologies, Inc.	201,612
31,500	GrafTech International, Ltd. (b)	439,425
6,700	Roper Industries, Inc.	384,982

		1,414,115

	Electronic Equipment & Instruments—8.8%
18,800	Coherent, Inc. (b)	487,672
37,400	Electro Scientific Industries, Inc. (b)	648,890
16,100	FLIR Systems, Inc. (b)	941,850
27,200	Kemet Corp. (b)	220,048
15,600	Mettler-Toledo International, Inc. (b)	736,632
29,700	National Instruments Corp.	899,019
11,800	Photon Dynamics, Inc. (b)	239,540
23,700	Tektronix, Inc.	788,025
18,350	Trimble Navigation, Ltd. (b)	579,860
20,100	Varian, Inc. (b)	761,187

		6,302,723

	Energy Equipment & Services—4.1%
31,100	Cal Dive International, Inc. (b)	1,107,782
24,400	FMC Technologies, Inc. (b)	814,960
31,600	Patterson-UTI Energy, Inc.	602,612
31,300	Superior Energy Services, Inc. (b)	404,396

		2,929,750

	Food & Staples Retailing—0.3%
4,800	Performance Food Group Co. (b)	113,760
2,700	United Natural Foods, Inc. (b)	71,820

		185,580

	Health Care Equipment & Supplies—3.4%
25,700	American Medical Systems Holdings, Inc. (b)	932,139
16,900	CTI Molecular Imaging, Inc. (b)	136,383
29,066	Merit Medical Systems, Inc. (b)	439,187
27,900	STERIS Corp. (b)	612,126
18,000	Wilson Greatbatch Technologies, Inc. (b)	322,020

		2,441,855

	Health Care Providers & Services—7.0%
9,500	IDX Systems Corp. (b)	308,275
14,900	LabOne, Inc. (b)	435,527
11,000	Maximus, Inc. (b)	316,910
7,300	Molina Healthcare, Inc. (b)	259,150
22,000	Parexel International Corp. (b)	431,200

See accompanying notes to schedule of investments.

MSF-92

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Providers & Services—(Continued)
13,600	Pharmaceutical Product Development, Inc. (b)	$489,600
19,000	RehabCare Group, Inc. (b)	437,570
22,500	Select Medical Corp.	302,175
19,300	Sierra Health Services, Inc. (b)	925,049
6,400	Symbion, Inc. (b)	103,072
9,200	United Surgical Partners International, Inc. (b)	316,020
34,200	VCA Antech, Inc. (b)	705,546

		5,030,094

	Hotels, Restaurants & Leisure—5.7%
18,400	Alliance Gaming Corp. (b)	277,104
21,500	Argosy Gaming Corp. (b)	842,800
15,400	BJ’s Restaurants, Inc. (b)	244,398
14,400	Four Seasons Hotels, Inc.	923,040
39,200	La Quinta Corp. (b)	305,760
12,900	Panera Bread Co. (b)	484,266
19,800	Penn National Gaming, Inc. (b)	799,920
4,200	Red Robin Gourmet Burgers, Inc. (b)	183,414

		4,060,702

	IT Services—2.5%
39,300	BearingPoint, Inc. (b)	351,342
20,000	Global Payments, Inc.	1,071,000
9,100	Resources Connection, Inc. (b)	343,798

		1,766,140

	Insurance—0.6%
11,600	IPC Holdings, Ltd.	440,916

	Internet & Catalog Retail—0.5%
17,300	The J. Jill Group, Inc. (b)	343,405

	Internet Software & Services—0.7%
8,000	Ask Jeeves, Inc. (b)	261,680
37,100	Tumbleweed Communications Corp. (b)	93,863
17,900	ValueClick, Inc. (b)	168,976

		524,519

	Leisure Equipment & Products—0.5%
16,100	Leapfrog Enterprises, Inc. (b)	326,025

	Machinery—4.6%
4,400	Briggs & Stratton Corp.	357,280
11,900	Crane Co.	344,148
7,600	Cuno, Inc. (b)	438,900
34,400	Flowserve Corp.	831,792
9,500	Oshkosh Truck Corp.	542,070
10,800	Reliance Steel & Aluminum Co.	428,760
10,100	The Manitowoc Co., Inc.	358,146

		3,301,096

	Media—1.6%
5,500	Acme Communications, Inc. (b)	32,725
37,600	aQuantive, Inc. (b)	362,840

Shares		Value

	Media—(Continued)
20,500	Cumulus Media, Inc. (b)	$294,995
46,600	Entravision Communications Corp. (Class A) (b)	354,626
5,000	Radio One, Inc. (Class D) (b)	71,150

		1,116,336

	Metals & Mining—0.3%
13,000	Meridian Gold, Inc. (b)	217,360

	Multiline Retail—1.5%
21,000	Fred’s, Inc.	377,160
23,500	Tuesday Morning Corp. (b)	726,620

		1,103,780

	Oil & Gas—1.8%
11,700	Denbury Resources, Inc. (b)	297,180
37,100	PetroQuest Energy, Inc. (b)	192,549
21,800	Spinnaker Exploration Co. (b)	763,872

		1,253,601

	Pharmaceuticals—3.8%
21,100	Angiotech Pharmaceuticals, Inc. (b)	427,697
8,100	Eyetech Pharmaceuticals, Inc. (b)	275,319
9,200	Medicis Pharmaceutical Corp. (Class A)	359,168
21,500	NPS Pharmaceuticals, Inc. (b)	468,270
2,300	Pharmion Corp. (b)	118,901
13,000	Taro Pharmaceutical Industries, Ltd. (b)	303,940
16,800	The Medicines Co. (b)	405,552
26,200	Trimeris, Inc. (b)	394,310

		2,753,157

	Real Estate—1.4%
31,100	Jones Lang LaSalle, Inc. (b)	1,026,611

	Road & Rail—2.4%
25,550	Knight Transportation, Inc. (b)	547,281
20,200	Landstar System, Inc. (b)	1,185,336

		1,732,617

	Semiconductors & Equipment—9.9%
35,500	Actel Corp. (b)	539,600
26,200	Advanced Energy Industries, Inc. (b)	243,398
18,100	Cabot Microelectronics Corp. (b)	656,125
39,700	Exar Corp. (b)	562,152
42,900	Integrated Circuit Systems, Inc. (b)	922,350
48,200	Integrated Device Technology, Inc. (b)	459,346
15,100	Lam Research Corp. (b)	330,388
16,500	Micrel, Inc. (b)	171,765
41,000	Microtune, Inc. (b)	216,480
23,300	Pericom Semiconductor Corp. (b)	225,078
74,000	Semtech Corp. (b)	1,418,580
40,000	Varian Semiconductor Equipment, Inc. (b)	1,236,000
13,600	ZiLOG, Inc. (b)	78,472

		7,059,734

See accompanying notes to schedule of investments.

MSF-93

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Software—6.7%
19,500	Aspen Technology, Inc. (b)	$136,305
30,400	Borland Software Corp. (b)	253,840
21,800	Catapult Communications Corp. (b)	410,712
61,800	Entrust, Inc. (b)	156,354
27,300	Filenet Corp. (b)	476,658
11,600	Hyperion Solutions Corp. (b)	394,284
19,700	Jack Henry & Associates, Inc.	369,769
60,400	Lawson Software, Inc. (b)	338,240
33,900	Macromedia, Inc. (b)	680,712
39,500	NETIQ Corp. (b)	422,650
34,100	Quest Software, Inc. (b)	379,192
18,600	RSA Security, Inc. (b)	358,980
31,900	Verity, Inc. (b)	410,872

		4,788,568

	Specialty Retail—3.2%
27,200	Casual Male Retail Group, Inc. (b)	142,528
18,100	Cost Plus, Inc. (b)	640,378
22,700	Hot Topic, Inc. (b)	386,808
10,200	Regis Corp.	410,244
6,400	The Finish Line, Inc. (Class A)	197,888
16,000	Tractor Supply Co. (b)	503,040

		2,280,886

Shares		Value

	Thrifts & Mortgage Finance—0.7%
5,300	Federal Agricultural Mortage Corp. (b)	$117,607
17,700	First Niagara Financial Group, Inc.	236,826
8,400	Franklin Bank Corp. (b)	143,220

		497,653

	Wireless Telecommunication Services—0.9%
15,800	NII Holdings, Inc. (Class B) (b)	651,118

	Total Common Stocks (Identified Cost $62,581,431)	68,513,296

Short Term Investments—4.0%
Face Amount

	Discount Notes—4.0%
$2,815,000	Federal Home Loan Bank 1.650%, 10/01/04	$2,815,000

	Total Short Term Investments (Identified Cost $2,815,000)	2,815,000

	Total Investments—99.8% (Identified Cost $65,396,431) (a)	71,328,296
	Other assets less liabilities	164,096

	Total Net Assets—100%	$71,492,392

See accompanying notes to schedule of investments.

MSF-94

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—96.9% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.1%
31,600	Allied Defense Group, Inc.	$585,864
82,525	DRS Technologies, Inc. (b)	3,089,736
49,762	Moog, Inc. (b)	1,806,361
63,600	United Defense Industries, Inc. (b)	2,543,364

		8,025,325

	Air Freight & Couriers—0.8%
106,075	EGL, Inc. (b)	3,209,829
450	Hub Group, Inc. (b)	16,763

		3,226,592

	Auto Components—1.0%
66,500	Commercial Vehicle Group, Inc.	1,053,360
93,850	Cooper Tire & Rubber Co.	1,892,954
53,075	Dana Corp.	938,897

		3,885,211

	Automobiles—0.2%
33,650	Monaco Coach Corp.	728,523

	Biotechnology—1.6%
47,025	Martek Biosciences Corp. (b) (c)	2,287,296
30,800	Onyx Pharmaceuticals, Inc. (b) (c)	1,324,708
53,400	Serologicals Corp. (b) (c)	1,245,822
59,850	Telik, Inc. (b) (c)	1,334,655

		6,192,481

	Building Products—1.5%
60,300	ElkCorp	1,673,928
105,600	Lennox International, Inc. (c)	1,577,664
38,600	Simpson Manufacturing, Inc.	2,439,520

		5,691,112

	Capital Markets—0.8%
57,225	Affiliated Managers Group, Inc. (b) (c)	3,063,826

	Chemicals—2.5%
47,350	Cytec Industries, Inc.	2,317,782
40,100	Great Lakes Chemical Corp.	1,026,560
81,450	Headwaters, Inc. (b) (c)	2,513,547
29,275	Millennium Chemicals, Inc. (b)	620,923
67,175	Spartech Corp. (c)	1,686,092
21,350	The Scotts Co. (Class A) (b)	1,369,603

		9,534,507

	Commercial Banks—6.5%
18,275	Alabama National Bancorp (c)	1,094,124
73,465	CVB Financial Corp.	1,632,392
52,675	East West Bancorp, Inc.	1,769,353
32,250	First Midwest Bancorp, Inc.	1,114,560
24,300	IBERIABANK Corp. (c)	1,402,596
71,537	Independent Bank Corp. (Michigan) (c)	1,931,499
57,800	Oriental Financial Group, Inc. (c)	1,564,068

Shares		Value

	Commercial Banks—(Continued)
164,450	Provident Bancorp, Inc. (c)	$1,930,643
47,525	Signature Bank, Inc.	1,271,294
87,975	Silicon Valley Bancshares (b) (c)	3,270,031
59,875	South Financial Group, Inc.	1,688,475
43,612	Texas Regional Bancshares, Inc.	1,355,897
41,125	UCBH Holdings, Inc.	1,606,754
58,225	Wintrust Financial Corp. (c)	3,335,128

		24,966,814

	Commercial Services & Supplies—5.3%
70,800	Adesa, Inc.	1,163,244
30,125	AMERCO (b) (c)	1,142,340
41,700	Bright Horizons Family Solutions, Inc. (b)	2,263,893
33,150	Corporate Executive Board Co.	2,030,106
65,400	CoStar Group, Inc. (b)	3,217,026
142,375	Educate, Inc. (c)	1,678,601
86,275	Heidrick & Struggles International, Inc. (b) (c)	2,486,445
5,150	McGrath Rent Corp.	188,233
144,650	Navigant Consulting Co. (b)	3,176,514
66,224	Waste Connections, Inc. (b)	2,097,976
106,650	WCA Waste Corp.	937,454

		20,381,832

	Communications Equipment—3.6%
55,450	Andrew Corp. (b) (c)	678,708
92,975	Aspect Communications, Inc. (b)	923,242
116,225	Audio Codes, Ltd. (b)	1,463,273
168,350	Brocade Communications Systems, Inc. (b)	951,177
67,000	CommScope, Inc. (b) (c)	1,447,200
27,675	Comtech Telecommunications Corp. (b) (c)	749,993
65,875	F5 Networks, Inc. (b) (c)	2,006,552
79,675	Foundry Networks, Inc. (b)	756,116
93,250	Novatel Wireless, Inc. (c)	2,191,375
155,800	Tekelec, Inc. (b)	2,598,744

		13,766,380

	Computers & Peripherals—0.7%
54,350	Electronics for Imaging, Inc. (b)	882,644
45,825	Imation Corp. (c)	1,630,912

		2,513,556

	Construction & Engineering—0.5%
51,775	Washington Group International, Inc.	1,792,450

	Construction Materials—0.6%
22,350	Eagle Materials, Inc. (c)	1,593,555
13,975	Texas Industries, Inc.	718,874

		2,312,429

	Consumer Finance—0.3%
48,575	Nelnet, Inc. (b) (c)	1,087,109

See accompanying notes to schedule of investments.

MSF-95

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Diversified Financial Services—1.6%
59,600	iPayment, Inc. (b)	$2,393,536
100,175	National Financial Partners Corp.	3,584,261

		5,977,797

	Diversified Telecommunication Services—1.2%
229,850	Alamosa Holdings, Inc. (b) (c)	1,756,054
27,625	Commonwealth Telephone Enterprises, Inc. (b) (c)	1,203,069
83,675	Journal Communications, Inc.	1,467,659

		4,426,782

	Electric Utilities—0.7%
23,600	Allete, Inc. (b)	767,000
40,450	Texas Genco Holdings, Inc.	1,886,992

		2,653,992

	Electrical Equipment—0.6%
77,700	AMETEK, Inc.	2,355,864

	Electronic Equipment & Instruments—3.7%
58,725	Aeroflex, Inc. (b)	620,723
41,675	Analogic Corp.	1,737,431
156,075	Artesyn Technologies, Inc. (b) (c)	1,557,628
33,925	Benchmark Electronics, Inc. (b)	1,010,965
38,525	Excel Technology, Inc. (b)	994,716
24,275	FLIR Systems, Inc. (b)	1,420,088
36,875	Global Imaging Systems, Inc. (b) (c)	1,146,075
1	Intermagnetics General Corp. (b)	12
10,225	Rogers Corp. (b)	434,460
35,475	ScanSource, Inc. (b)	2,263,305
19,775	Tech Data Corp. (b)	762,326
55,300	Varian, Inc. (b)	2,094,211

		14,041,940

	Energy Equipment & Services—3.0%
63,925	Cal Dive International, Inc. (b)	2,277,009
218,725	Grey Wolf, Inc. (b)	1,069,565
44,575	Hydril Co. (b)	1,914,496
442,425	Input/Output, Inc. (b) (c)	4,561,402
49,750	Unit Corp. (b)	1,745,230

		11,567,702

	Food & Staples Retailing—0.6%
63,725	BJ’s Wholesale Club, Inc. (b)	1,742,241
34,150	Smart & Final, Inc. (b) (c)	572,354

		2,314,595

	Food Products—0.9%
12,700	J & J Snack Foods Corp. (b)	544,576
33,675	Lance, Inc.	543,851
68,425	Ralcorp Holdings, Inc. (b)	2,470,143

		3,558,570

Shares		Value

	Gas Utilities—1.1%
66,125	AGL Resources, Inc.	$2,034,666
16,450	Energen Corp.	847,998
60,979	Southern Union Co. (b) (c)	1,250,063

		4,132,727

	Health Care Equipment & Supplies—3.6%
78,900	Advanced Medical Optics, Inc. (c)	3,122,073
91,125	ArthroCare Corp. (b) (c)	2,669,051
82,650	Epix Pharmaceuticals, Inc. (b)	1,595,972
70,550	Given Imaging, Ltd. (c)	2,712,647
84,150	Intuitive Surgical, Inc. (b)	2,082,713
46,800	Sybron Dental Specialties, Inc. (b)	1,389,492

		13,571,948

	Health Care Providers & Services—1.4%
99,200	Keryx Biopharmaceuticals, Inc (b)	1,110,048
41,450	Omnicell, Inc. (b) (c)	547,969
156,350	TLC Vision Corp. (c)	1,371,190
62,850	United Surgical Partners International, Inc. (b) (c)	2,158,897

		5,188,104

	Hotels, Restaurants & Leisure—5.1%
56,050	CBRL Group, Inc.	2,022,284
80,350	Dover Downs Gaming & Entertainment, Inc.	826,801
54,500	Fairmont Hotels Resorts, Inc.	1,488,940
52,925	Multimedia Games, Inc. (c)	820,338
28,050	O’Charleys, Inc. (b)	457,215
70,050	Penn National Gaming, Inc. (b)	2,830,020
167,800	Scientific Games Corp. (c)	3,204,980
47,875	Shuffle Master, Inc. (b) (c)	1,793,397
144,887	Sonic Corp. (b)	3,713,454
81,575	Sunterra Corp. (b) (c)	777,410
87,700	The Steak N Shake Co. (b)	1,497,916

		19,432,755

	Household Durables—0.2%
44,650	Tupperware Corp. (c)	758,157

	IT Services—2.1%
68,450	Anteon International Corp. (b)	2,508,693
128,900	Perot Systems Corp. (b)	2,070,134
309,200	Sapient Corp. (b) (c)	2,359,196
64,525	The BISYS Group, Inc. (b)	942,710

		7,880,733

	Insurance—3.2%
25,625	AmerUs Group Co. (c)	1,050,625
46,087	Delphi Financial Group, Inc.	1,851,315
55,750	Endurance Specialty Holdings, Ltd.	1,792,362
47,100	Ohio Casualty Corp. (b)	985,803
54,475	Platinum Underwriters Holdings, Ltd.	1,595,028
41,925	ProAssurance Corp. (c)	1,468,214
49,975	Protective Life Corp.	1,964,517
40,775	RLI Corp.	1,531,101

		12,238,965

See accompanying notes to schedule of investments.

MSF-96

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Internet & Catalog Retail—0.2%
22,350	School Specialty, Inc. (b)	$880,814

	Internet Software & Services—2.8%
109,450	Akamai Technologies, Inc. (b) (c)	1,537,773
90,200	Altiris, Inc. (c)	2,854,830
202,900	Digitas, Inc. (b)	1,568,417
39,150	InfoSpace, Inc. (b) (c)	1,855,318
136,450	Jupitermedia Corp. (b) (c)	2,428,810
131,150	Retek, Inc. (b)	598,044

		10,843,192

	Leisure Equipment & Products—1.0%
78,975	JAKKS Pacific, Inc. (b) (c)	1,816,425
81,675	SCP Pool Corp.	2,183,989

		4,000,414

	Machinery—6.3%
129,350	Actuant Corp. (c)	5,330,513
41,825	Albany International Corp. (Class A)	1,246,803
59,700	Barnes Group, Inc. (c)	1,639,959
62,875	Ceradyne, Inc. (c)	2,760,841
50,050	Clarcor, Inc.	2,385,883
29,800	Cuno, Inc. (b)	1,720,950
18,200	ESCO Technologies, Inc. (b) (c)	1,233,232
58,075	Federal Signal Corp. (c)	1,079,034
35,625	Harsco Corp.	1,599,563
57,862	IDEX Corp.	1,964,994
13,125	JLG Industries, Inc.	220,500
50,850	Reliance Steel & Aluminum Co.	2,018,745
39,000	Robbins & Myers, Inc. (c)	858,000

		24,059,017

	Media—3.2%
49,575	ADVO, Inc.	1,533,850
67,750	Catalina Marketing Corp. (c)	1,563,670
73,525	Harte-Hanks, Inc.	1,838,860
52,000	John Wiley & Sons, Inc.	1,661,400
74,500	R. H. Donnelley Corp.	3,677,320
76,800	Saga Communications, Inc. (b)	1,301,760
23,450	Scholastic Corp. (b)	724,371

		12,301,231

	Metals & Mining—0.7%
66,600	Steel Dynamics, Inc.	2,572,092

	Multi-Utilities—0.5%
74,725	Oneok, Inc.	1,944,344

	Multiline Retail—0.2%
52,875	ShopKo Stores, Inc. (b) (c)	920,554

	Oil & Gas—2.3%
49,750	Cimarex Energy Co.	1,738,265
108,775	Denbury Resources, Inc. (b)	2,762,885

Shares		Value

	Oil & Gas—(Continued)
44,275	Energy Partners, Ltd. (b) (c)	$720,797
81,800	Meridian Resource Corp. (b) (c)	722,294
37,912	Patina Oil & Gas Corp.	1,121,058
38,100	Stone Energy Corp. (b)	1,667,256

		8,732,555

	Personal Products—0.4%
48,950	Chattem, Inc.	1,578,638

	Pharmaceuticals—3.2%
58,875	Andrx Corp. (b)	1,316,445
47,775	Bone Care International, Inc. (b) (c)	1,160,933
122,325	First Horizon Pharmaceutical (b) (c)	2,447,723
45,875	Par Pharmaceutical Cos., Inc. (b)	1,648,289
90,950	Perrigo Co.	1,869,022
22,375	Pharmion Corp. (b)	1,156,698
115,562	Salix Pharmaceuticals, Ltd.	2,486,894

		12,086,004

	Real Estate—4.7%
58,275	American Home Mortgage Investment Corp. (REIT)	1,628,786
49,075	Bedford Property Investors, Inc. (REIT) (c)	1,488,935
32,525	CBL & Associates Properties, Inc. (REIT)	1,982,399
76,775	Corporate Office Properties Trust (REIT)	1,966,975
56,525	First Potomac Realty Trust (c)	1,167,807
78,025	Highland Hospitality Corp. (REIT)	889,485
79,450	LaSalle Hotel Properties (REIT)	2,192,820
42,543	Levitt Corp.	998,059
64,400	Newcastle Investment Corp. (REIT)	1,977,080
29,300	Ramco-Gershenson Property Trust (REIT) (c)	793,444
85,550	Saxon Capital, Inc.	1,839,325
9,025	Strategic Hotel Capital, Inc. (REIT)	122,018
16,850	The Macerich Co. (REIT)	897,937

		17,945,070

	Road & Rail—2.7%
86,325	Genesee & Wyoming, Inc.	2,185,749
104,275	Laidlaw International, Inc.	1,715,324
30,150	Landstar System, Inc. (b)	1,769,202
42,375	Marten Transport, Ltd. (b) (c)	740,291
136,787	Old Dominion Freight Line, Inc. (b)	3,940,833

		10,351,399

	Semiconductors & Equipment—1.9%
20,275	Cymer, Inc. (b)	581,082
77,025	DSP Group, Inc. (b) (c)	1,621,376
133,850	FormFactor, Inc. (b) (c)	2,592,674
105,125	Tessera Technologies, Inc. (b)	2,323,263

		7,118,395

	Software—2.3%
65,975	Datastream Systems, Inc. (b)	426,858
64,650	Diamondcluster International, Inc. (b)	788,730

See accompanying notes to schedule of investments.

MSF-97

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Software—(Continued)
24,800	Hyperion Solutions Corp. (b)	$842,952
46,913	Inet Technologies, Inc. (b) (c)	590,166
104,525	Macrovision Corp. (b)	2,516,962
27,250	MRO Software, Inc. (b)	272,500
165,275	RSA Security, Inc. (b) (c)	3,189,807

		8,627,975

	Specialty Retail—3.3%
91,075	Brookstone, Inc.	1,720,407
33,950	Cost Plus, Inc. (b) (c)	1,201,151
66,725	Guitar Center, Inc. (b) (c)	2,889,192
51,250	Hughes Supply, Inc.	1,541,088
73,125	Party City Corp. (b) (c)	1,080,056
64,450	Pier 1 Imports, Inc.	1,165,256
67,150	The Men’s Wearhouse, Inc. (b)	1,950,707
56,825	West Marine, Inc. (b) (c)	1,214,919

		12,762,776

	Textiles, Apparel & Luxury Goods—1.1%
35,350	Fossil, Inc. (b)	1,093,729
120,050	Quiksilver, Inc. (b) (c)	3,051,671

		4,145,400

	Thrifts & Mortgage Finance—2.9%
180,937	Bank Mutual Corp.	2,171,244
224,725	BankAtlantic Bancorp, Inc. (Class A)	4,116,962
68,250	BankUnited Financial Corp. (b) (c)	1,989,487

Shares		Value

	Thrifts & Mortgage Finance—(Continued)

41,550	Independence Community Bank Corp.	$1,622,528
65,400	Provident Financial Services, Inc. (c)	1,128,150

		11,028,371

	Water Utilities—0.2%
33,175	American States Water Co.	826,058

	Wireless Telecommunication Services—0.0%
6,150	Jamdat Mobile, Inc. (b)	141,881

	Total Common Stocks (Identified Cost $310,301,734)	370,134,958

Short Term Investments—3.5%
Face Amount

	Commercial Paper—3.5%
$13,406,000	UBS Finance, Inc. 1.350%, 10/01/04	$13,406,000

	Total Short Term Investments (Identified Cost $13,406,000)	13,406,000

	Total Investments—100.4% (Identified Cost $323,707,734) (a)	383,540,958
	Other assets less liabilities	(1,607,640)

	Total Net Assets—100%	$381,933,318

See accompanying notes to schedule of investments.

MSF-98

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—97.7% of Total Net Assets

Shares		Value

	Aerospace & Defense—1.4%
10,578	AAR Corp. (c)	$131,696
2,949	Applied Signal Technology, Inc. (c)	94,339
9,138	Armor Holdings, Inc. (b) (c)	380,232
7,749	Aviall, Inc. (b) (c)	158,080
12,255	BE Aerospace, Inc. (b) (c)	111,521
5,113	Cubic Corp. (b) (c)	117,088
6,700	Curtiss Wright Corp. (c)	383,441
7,386	DRS Technologies, Inc. (b)	276,532
2,455	Ducommun, Inc.	54,869
5,132	EDO Corp.	142,413
7,100	Engineered Support Systems, Inc. (c)	324,044
6,191	Esterline Technologies Corp. (c)	189,383
11,376	GenCorp, Inc. (c)	154,145
4,785	HEICO Corp. (c)	84,599
371	HEICO Corp. (Class A)	5,001
4,812	Herley Industries, Inc. (b) (c)	89,936
2,192	Innovative Solutions & Support (b)	53,770
6,097	Invision Technologies, Inc. (c)	274,304
7,959	Kaman Corp.	95,030
7,510	Mercury Computer Systems, Inc. (b) (c)	202,169
7,838	Moog, Inc. (b)	284,519
1,980	MTC Technologies, Inc. (b)	54,707
17,639	Orbital Sciences Corp. (b) (c)	201,437
1,639	Sequa Corp. (Class A)	85,572
11,430	Teledyne Technologies, Inc. (b)	286,207
5,638	Triumph Group, Inc. (b)	190,734
2,920	United Industrial Corp.	96,039
3,147	World Fuel Services Corp. (c)	112,663

		4,634,470

	Agricultural Operations—0.0%
1,204	Alico, Inc.	51,290

	Air Freight & Couriers—0.2%
11,551	EGL, Inc. (b)	349,533
6,933	Forward Air Corp. (b)	277,459
1,990	Hub Group, Inc. (b)	74,127

		701,119

	Airlines—0.5%
26,966	AirTran Holdings, Inc. (b)	268,581
9,461	Alaska Air Group, Inc. (b) (c)	234,443
12,931	America West Holding Corp. (Class B) (b) (c)	69,827
23,355	Continental Airlines, Inc. (Class B) (b) (c)	198,985
34,624	Delta Air Lines, Inc. (c)	113,913
12,264	ExpressJet Holdings, Inc. (b) (c)	122,763
13,669	FLYi, Inc. (b) (c)	53,446
12,420	Frontier Airlines, Inc. (b) (c)	95,386
8,385	Mesa Air Group, Inc. (b) (c)	42,763
24,109	Northwest Airlines Corp. (c)	197,935
6,527	Pinnacle Airline Corp.	65,923
17,608	SkyWest, Inc. (c)	265,000

		1,728,965

Shares		Value

	Auto Components—1.0%
22,158	ArvinMeritor, Inc. (c)	$415,462
3,417	Bandag, Inc.	149,665
13,377	Collins & Aikman Corp. (c)	55,916
21,039	Cooper Tire & Rubber Co.	424,357
7,574	Exide Technologies, Inc.	120,048
12,266	Hayes Lemmerz International, Inc. (c)	124,623
4,984	Keystone Automotive Industries, Inc. (b)	109,648
4,876	LKQ Corp.	89,084
4,743	Midas, Inc.	76,837
8,253	Modine Manufacturing Co.	248,498
3,084	Sauer-Danfoss, Inc.	52,675
4,312	Standard Motor Products, Inc. (c)	65,154
4,567	Stoneridge, Inc. (b)	64,395
979	Strattec Security Corp.	60,952
7,938	Superior Industries International, Inc. (c)	237,743
14,015	Tenneco Automotive, Inc.	183,596
48,579	The Goodyear Tire & Rubber Co. (c)	521,738
41,307	Visteon Corp. (c)	330,043

		3,330,434

	Automobiles—0.3%
4,974	Coachmen Industries, Inc. (c)	78,490
9,051	Monaco Coach Corp.	195,954
11,164	Thor Industries, Inc.	295,511
8,182	Winnebago Industries, Inc. (c)	283,424

		853,379

	Beverages—0.1%
2,640	Boston Beer, Inc. (b) (c)	66,528
1,254	Coca-Cola Bottling Co. (c)	67,741
3,249	The Robert Mondavi Corp. (b) (c)	127,263

		261,532

	Biotechnology—3.0%
26,137	Abgenix, Inc. (b) (c)	257,711
9,511	Accelrys, Inc. (c)	62,012
8,652	Albany Molecular Research, Inc. (b) (c)	83,059
8,842	Alexion Pharmaceuticals, Inc. (b) (c)	159,156
28,720	Alkermes, Inc. (b) (c)	331,429
25,586	Applera Corp.	299,100
17,243	Axonyx, Inc. (c)	97,423
5,585	Bio-Rad Laboratories, Inc. (b)	285,393
6,782	Bioenvision, Inc. (c)	54,188
24,964	BioMarin Pharmaceutical, Inc. (b) (c)	129,563
14,634	Cell Genesys, Inc. (c)	131,267
16,619	Cell Therapeutics, Inc. (b) (c)	114,006
13,763	Cepheid, Inc. (c)	118,637
15,079	Corixa Corp. (c)	62,729
13,847	Cubist Pharmaceuticals, Inc. (b) (c)	136,808
15,347	CuRagen Corp. (b) (c)	84,409
11,321	CV Therapeutics, Inc. (b) (c)	141,512
5,322	Cytogen Corp. (c)	56,094
16,241	Decode Genetics, Inc. (b) (c)	122,295
18,686	Dendreon Corp. (b) (c)	157,149

See accompanying notes to schedule of investments.

MSF-99

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Biotechnology—(Continued)
4,926	Digene Corp. (b) (c)	$127,879
6,478	Diversa Corp. (b) (c)	54,091
18,216	Encysive Pharmaceuticals, Inc. (b) (c)	164,490
7,369	Enzo Biochem, Inc. (b) (c)	110,535
15,476	Enzon Pharmaceuticals, Inc. (b) (c)	246,842
20,509	Exelixis, Inc. (b)	165,303
21,804	Genta, Inc. (b)	58,653
15,720	Geron Corp. (b) (c)	94,163
41,437	Human Genome Sciences, Inc. (b) (c)	452,078
13,631	ILEX Oncology, Inc. (b)	343,092
9,979	Illumina, Inc. (b) (c)	58,976
12,894	Immunogen, Inc. (b) (c)	65,115
19,836	Incyte Genomics, Inc. (b) (c)	191,021
13,482	Indevus Pharmaceuticals, Inc. (c)	95,587
10,030	InterMune, Inc. (b) (c)	118,254
15,866	ISIS Pharmaceuticals, Inc. (b) (c)	77,743
3,946	KOS Pharmaceuticals, Inc. (b) (c)	140,517
20,699	Lexicon Genetics, Inc. (b) (c)	136,406
9,504	Lifecell Corp. (c)	95,040
7,549	Luminex Corp. (b) (c)	53,824
7,779	Maxygen, Inc. (b)	76,934
26,231	Medarex, Inc. (c)	193,585
9,328	Myriad Genetics, Inc. (b) (c)	159,509
19,772	Nabi Biopharmaceuticals	264,549
5,793	Neose Technologies, Inc. (b)	43,448
9,484	Nuvelo, Inc.	93,702
10,884	Onyx Pharmaceuticals, Inc. (b) (c)	468,121
13,839	Orasure Technologies, Inc. (b) (c)	87,186
43,874	Peregrine Pharmaceuticals, Inc. (b) (c)	70,637
3,703	Progenics Pharmaceuticals, Inc. (b)	54,249
12,117	Regeneron Pharmaceuticals, Inc. (b) (c)	105,176
15,845	Sciclone Pharmaceuticals, Inc. (b) (c)	56,408
13,423	Seattle Genetics, Inc. (c)	88,189
7,495	Serologicals Corp. (b) (c)	174,858
7,862	Tanox, Inc. (b) (c)	132,632
13,105	Techne Corp. (b)	500,349
13,513	Telik, Inc. (b) (c)	301,340
9,919	Third Wave Technologies, Inc.	68,243
9,718	Transkaryotic Therapies, Inc. (b) (c)	172,300
5,748	United Therapeutics Corp. (b) (c)	200,778
27,286	Vertex Pharmaceuticals, Inc. (b) (c)	286,503
16,413	Vicuron Pharmaceuticals, Inc. (b) (c)	240,943
6,479	Zymogenetics, Inc. (c)	112,994

		9,686,182

	Building Products—0.9%
2,625	Aaon, Inc. (c)	45,675
3,650	American Woodmark Corp. (c)	135,141
7,709	Apogee Enterprises, Inc. (c)	99,677
12,729	Comfort Systems USA, Inc. (b)	84,011
2,468	Drew Industries, Inc.	88,478
5,860	ElkCorp	162,674
8,946	Griffon Corp. (b) (c)	188,761
23,923	Jacuzzi Brands, Inc.	222,484
15,589	Lennox International, Inc. (c)	232,900

Shares		Value

	Biotechnology—(Continued)
6,214	NCI Building Systems, Inc. (b)	$198,227
5,870	Simpson Manufacturing, Inc.	370,984
3,091	Technical Olympic USA, Inc. (c)	87,290
3,357	Trex Co., Inc. (b) (c)	148,648
5,221	Universal Forest Products, Inc.	178,558
10,126	USG Corp. (b) (c)	184,597
7,183	Watsco, Inc.	215,705
12,877	York International Corp.	406,784

		3,050,594

	Capital Markets—0.6%
7,766	Affiliated Managers Group, Inc. (b) (c)	415,792
3,604	Archipelago Holdings, Inc. (b)	52,618
6,592	eSPEED, Inc. (b) (c)	64,799
2,161,	Gabelli Asset Management, Inc. (b) (c)	92,599
13,059	Investment Technology Group, Inc.	199,803
37,025	Knight Trading Group, Inc.	341,741
17,128	LaBranche & Co., Inc. (c)	144,732
9,714	MCG Capital Corp. (c)	168,635
6,347	Piper Jaffray Co. (b) (c)	251,278
4,630	SWS Group, Inc. (c)	74,450

		1,806,447

	Chemicals—2.9%
10,504	A. Schulman, Inc.	231,508
4,549	Aceto Corp. (c)	65,505
19,169	Airgas, Inc.	461,398
9,750	Albemarle Corp. (c)	342,128
1,689	American Vanguard Corp. (c)	60,365
7,821	Arch Chemicals, Inc.	223,290
11,412	Calgon Carbon Corp. (b) (c)	82,395
7,628	Cambrex Corp. (c)	167,435
36,169	Crompton Corp.	343,244
12,371	Cytec Industries, Inc.	605,560
12,616	Ferro Corp. (c)	275,155
11,367	FMC Corp. (b)	552,095
8,839	Georgia Gulf Corp. (c)	394,131
16,181	Great Lakes Chemical Corp. (c)	414,234
8,375	H.B. Fuller Co.	229,475
10,970	Headwaters, Inc. (b) (c)	338,534
35,083	Hercules, Inc.	499,933
35,794	IMC Global, Inc. (c)	622,458
8,894	MacDermid, Inc.	257,570
20,138	Millennium Chemicals, Inc. (b) (c)	427,127
6,176	Minerals Technologies, Inc.	363,519
4,951	NewMarket Corp.	103,377
2,654	NL Industries, Inc.	48,595
3,588	Octel Corp. (b)	76,209
22,605	Olin Corp. (c)	452,100
8,796	OM Group, Inc. (b)	321,582
9,810	Omnova Solutions, Inc.	59,154
28,510	PolyOne Corp.	214,395
3,229	Quaker Chemical Corp.	77,980
15,249	Sensient Technologies Corp. (c)	329,988
9,017	Spartech Corp.	226,327

See accompanying notes to schedule of investments.

MSF-100

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Chemicals—(Continued)
8,862	Symyx Technologies, Inc. (b) (c)	$208,700
13,078	Terra Industries, Inc. (b) (c)	113,255
21,867	W.R. Grace & Co. (b) (c)	206,643
3,838	Westlake Chemical Corp. (b)	85,587

		9,480,951

	Commercial Banks—8.8%
3,372	1st Source Corp. (c)	86,458
2,176	ABC Bancorp (c)	43,890
4,234	Alabama National Bancorp	253,490
7,205	Amcore Financial, Inc.	204,478
3,389	Americanwest Bancorp (c)	63,917
6,914	Anchor Bancorp Wisconsin, Inc. (b)	179,073
3,417	Arrow Financial Corp. (c)	102,564
715	Bancfirst Corp. (b) (c)	45,846
24,546	BancorpSouth, Inc. (b) (c)	564,313
2,891	Banctrust Financial Group, Inc.	54,351
5,282	Bank of Granite Corp. (b) (c)	102,524
3,236	Bank of the Ozarks, Inc. (c)	96,206
3,581	Banner Corp. (c)	105,281
8,791	Boston Private Financial Holdings, Inc.	219,423
1,938	Camden National Corp. (c)	66,880
2,901	Capital City Bank Group, Inc. (c)	112,298
1,687	Capital Corp. of The West	72,541
3,480	Capitol Bancorp, Ltd. (c)	102,103
6,290	Cascade Bancorp	122,026
6,874	Cathay Bancorp, Inc. (b) (c)	255,644
3,217	Center Financial Corp.	61,187
2,576	Central Coast Bancorp (b)	52,550
8,217	Central Pacific Financial Corp. (c)	226,137
7,044	Chemical Financial Corp. (c)	257,247
14,881	Chittenden Corp.	405,507
13,797	Citizens Banking Corp. (b) (c)	449,368
2,666	City Bank (b) (c)	93,257
4,947	City Holdings Co. (b) (c)	162,707
4,270	Cobiz, Inc. (c)	70,583
1,620	Columbia Bancorp (c)	47,207
4,649	Columbia Banking Systems, Inc. (b) (c)	110,600
12,596	Commercial Federal Corp.	339,840
8,824	Community Bank Systems, Inc. (c)	221,747
4,002	Community Bank, Inc. (c)	116,018
2,960	Community Trust Bancorp, Inc.	91,997
5,466	Corus Bankshares, Inc. (b)	235,749
10,841	CVB Financial Corp. (c)	240,887
10,912	Dime Community Bancorp, Inc. (b)	183,322
6,262	Downey Financial Corp.	344,160
16,082	East West Bancorp, Inc.	540,194
14,804	F.N.B. Corp. (b) (c)	327,613
2,613	F.N.B. Corp. (Virginia) (c)	69,140
2,164	Farmers Capital Bank Corp.	74,225
2,776	Financial Institutions, Inc. (c)	62,210
10,948	First BanCorp. (PuertoRico) (c)	528,788
2,999	First Bancorp (c)	101,126
4,770	First Busey Corp. (c)	91,155
8,702	First Charter Corp. (c)	210,327

Shares		Value

	Commercial Banks—(Continued)
1,771	First Citizens BancShares, Inc. (c)	$208,978
21,349	First Commonwealth Financial Corp. (c)	290,560
3,632	First Community Bancorp, Inc.	148,912
3,168	First Community Bancshares, Inc. (c)	104,069
6,905	First Federal Capital Corp.	208,807
11,494	First Financial Bancorp	196,318
3,871	First Financial Bankshares, Inc. (c)	155,459
4,482	First Financial Corp.	140,824
4,175	First Financial Holdings, Inc. (c)	130,510
4,689	First Indiana Corp. (c)	94,249
5,398	First Merchants Corp. (c)	133,066
14,807	First Midwest Bancorp, Inc.	511,730
15,301	First National Bankshares, Inc.	375,640
2,847	First Oak Brook Bancshares, Inc.	87,801
4,202	First Republic Bank (b) (c)	193,292
2,468	First State Bancorp	77,816
5,072	FirstFed Financial Corp. (b)	247,919
5,439	Frontier Financial Corp.	191,997
2,008	GB&T Bancshares, Inc. (c)	44,296
2,859	German American Bancorp (c)	48,146
7,071	Glacier Bancorp, Inc. (c)	206,190
12,586	Gold Banc Corp., Inc.	169,785
3,002	Great Southern Bancorp, Inc. (c)	93,813
16,355	Greater Bay Bancorp (c)	470,206
9,534	Hancock Holding Co.	303,086
4,722	Hanmi Financial Corp. (b) (c)	142,615
5,982	Harbor Florida Bancshares, Inc. (b)	186,040
8,897	Harleysville National Corp. (c)	218,065
3,117	Heartland Financial USA, Inc. (c)	57,509
2,399	IBERIABANK Corp.	138,470
4,782	Independent Bank Corp. (Massachusetts) (c)	147,812
5,126	Independent Bank Corp. (Michigan)	138,402
5,066	Integra Bank Corp. (c)	109,932
2,768	Interchange Financial Services Corp.	66,349
6,221	Irwin Financial Corp. (c)	160,626
4,639	Lakeland Bancorp, Inc.	76,265
2,403	Lakeland Financial Corp.	81,462
2,921	Macatawa Bank Corp.	81,934
8,506	MAF Bancorp, Inc. (c)	366,864
4,406	Main Street Bank, Inc. (c)	134,824
3,385	Mainsource Financial Group, Inc. (c)	69,393
6,116	MB Financial, Inc.	242,438
5,287	MBT Financial Corp. (c)	103,784
2,229	Mercantile Bankcorp	77,658
8,118	Mid-State Bancshares (c)	208,876
3,558	Midwest Bank Holdings, Inc.	68,385
5,666	Nara Bancorp, Inc.	114,170
8,725	National Penn Bancshares, Inc. (b) (c)	278,938
1,956	NBC Capital Corp. (c)	50,113
9,542	NBT Bancorp, Inc.	223,569
16,110	Net.Bank, Inc. (b) (c)	161,261
2,840	Oceanfirst Financial Corp.	68,898
13,008	Ocwen Financial Corp. (b) (c)	119,023
21,103	Old National Bancorp	524,199
4,900	Old Second Bancorp, Inc.	137,053

See accompanying notes to schedule of investments.

MSF-101

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Banks—(Continued)
2,685	Omega Financial Corp. (c)	$92,901
5,819	Oriental Financial Group, Inc. (c)	157,462
14,486	Pacific Capital Bancorp	428,496
4,350	Park National Corp. (c)	553,450
2,998	Peapack Gladstone Financial Corp. (c)	90,974
3,164	Pennrock Financial Services Corp. (c)	87,833
3,541	Peoples Bancorp, Inc. (c)	93,199
3,265	Peoples Holding Co.	106,276
4,312	PFF Bancorp, Inc. (b) (c)	165,020
4,856	PrivateBankcorp, Inc. (c)	130,918
4,492	Prosperity Bancshares, Inc. (c)	120,026
12,862	Provident Bancorp, Inc. (c)	151,000
8,239	R & G Financial Corp. (Class B)	318,437
20,146	Republic Bancorp, Inc.	310,248
3,568	Republic Bancorp, Inc. (Class A) (b)	82,778
5,182	Riggs National Corp. (c)	115,040
7,607	S & T Bancorp, Inc. (c)	271,646
4,678	S. Y. Bancorp, Inc. (c)	105,582
4,335	Sandy Spring Bancorp, Inc. (c)	141,754
3,169	SCBT Financial Corp. (c)	93,486
4,108	Seacoast Banking Corp.	87,747
1,327	Security Bank Corp.	46,445
2,072	Signature Bank, Inc.	55,426
11,253	Silicon Valley Bancshares (b) (c)	418,274
4,677	Simmons First National Corp.	119,638
5,040	Southern Community Financial Corp. (c)	56,095
2,475	Southside Bancshares, Inc. (c)	50,391
21,850	Southwest Bancorp of Texas, Inc. (c)	440,059
3,848	Southwest Bancorp, Inc. (Oklahoma) (c)	84,848
2,286	State Bancorp, Inc. (c)	51,778
1,797	State Financial Services Corp.	49,310
4,287	Sterling Bancorp	115,963
14,150	Sterling Bancshares, Inc.	190,317
6,388	Sterling Financial Corp. (Pennsylvania)	171,454
7,637	Sterling Financial Corp. (Washington)	269,128
3,640	Suffolk Bancorp (c)	109,819
3,231	Sun Bancorp, Inc. (New Jersey) (b) (c)	70,856
14,701	Susquehanna Bancshares, Inc.	361,645
6,970	Texas Capital Bancshares, Inc. (b) (c)	126,506
12,513	Texas Regional Bancshares, Inc.	389,029
2,684	Tompkins Trustco, Inc.	124,242
4,816	TriCo Bancshares (c)	100,751
22,047	TrustCo Bank Corp. (c)	282,643
4,841	UMB Financial Corp.	230,770
14,146	Umpqua Holdings Corp. (c)	319,134
3,102	Union Bankshares Corp.	96,658
9,757	United Community Bank, Inc. (c)	236,802
9,993	United Community Financial Corp. (c)	113,620
2,473	Univest Corp. (c)	100,775
7,422	Unizan Financial Corp.	204,921
3,439	USB Holding, Inc. (b) (c)	86,943
2,278	Virginia Commerce Bancorp, Inc.	61,506
2,581	Virginia Financial Group, Inc. (c)	83,883
4,321	Washington Trust Bancorp, Inc.	112,994
5,124	Wesbanco, Inc. (c)	149,006
5,573	West Bancorp, Inc. (c)	93,292

Shares		Value

	Commercial Banks—(Continued)
5,829	West Coast Bancorp (c)	$121,418
10,096	Westamerica Bancorp	554,169
1,846	Western Sierra Bancorp (c)	61,453
2,381	Wilshire Bancorp, Inc. (c)	71,859
6,053	Wintrust Financial Corp. (c)	346,716
2,780	Yardville National Bancorp	80,898

		28,472,257

	Commercial Services & Supplies—3.4%
11,162	ABM Industries, Inc. (b) (c)	224,914
11,582	ActivCard Corp.	71,113
7,106	Administaff, Inc. (b) (c)	83,140
3,132	AMERCO (b) (c)	118,765
3,227	Angelica Corp.	80,288
9,299	Arbitron, Inc. (b)	340,436
8,393	Banta Corp.	333,622
13,220	Bowne & Co., Inc.	171,728
4,650	Bright Horizons Family Solutions, Inc. (b)	252,449
6,512	Casella Waste Systems, Inc. (b)	77,102
4,462	CCC Information Services Group, Inc. (c)	78,933
4,048	CDI Corp.	82,984
6,047	Central Parking Corp. (c)	79,941
20,992	Century Business Services, Inc. (b)	94,254
2,845	Charles River Associates, Inc. (c)	108,935
5,201	Clark, Inc. (c)	70,422
7,163	Coinstar, Inc. (b) (c)	166,898
3,708	Consolidated Graphics, Inc. (c)	155,365
3,593	Cornell Cos., Inc. (c)	44,553
5,286	CoStar Group, Inc. (b) (c)	260,018
18,375	Darling International, Inc.	79,196
3,410	Duratek, Inc.	60,664
14,088	eFunds Corp. (b)	261,896
5,559	Electro Rent Corp. (b)	61,371
5,451	Ennis Business Forms, Inc.	116,760
12,858	Exult, Inc. (b) (c)	67,633
14,750	FTI Consulting, Inc. (b) (c)	278,775
5,202	G&K Services, Inc.	206,728
7,661	Gevity HR, Inc. (c)	117,826
6,403	Healthcare Services Group, Inc.	114,998
5,879	Heidrick & Struggles International, Inc. (b) (c)	169,433
2,562	Hudson Highland Group, Inc. (b) (c)	74,785
5,500	Imagistics International, Inc.	184,800
4,658	IMCO Recycling, Inc.	53,101
9,915	InfoUSA, Inc. (b)	88,343
5,227	Ionics, Inc. (b) (c)	141,129
9,491	John H. Harland Co. (c)	297,543
6,631	Kelly Services, Inc. (Class A) (c)	177,114
8,561	KForce, Inc. (b)	71,741
10,117	Korn/Ferry International, Inc. (b)	184,433
12,441	Labor Ready, Inc. (b) (c)	174,423
2,636	Landauer, Inc.	123,708
3,372	Layne Christensen Co. (c)	50,816
4,356	LECG Corp. (b) (c)	73,660
2,489	McGrath Rent Corp.	90,973
2,518	MemberWorks, Inc. (b) (c)	66,072

See accompanying notes to schedule of investments.

MSF-102

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Commercial Services & Supplies—(Continued)
6,402	Mine Safety Appliances Co.	$260,689
4,435	Mobile Mini, Inc. (b) (c)	109,988
2,630	National Processing, Inc. (b)	69,748
13,789	Navigant Consulting Co. (b)	302,806
7,784	NCO Group, Inc. (b) (c)	209,779
12,391	NDCHealth Corp.	198,876
3,127	PrePaid Legal Services, Inc. (b) (c)	80,301
12,961	PRG-Shultz International, Inc. (b) (c)	74,396
7,014	Rollins, Inc. (c)	170,370
15,295	Sotheby’s Holdings, Inc. (Class A)	240,437
5,056	SOURCECORP, Inc. (b)	111,940
17,412	Spherion Corp. (b) (c)	136,162
4,666	Strayer Education, Inc. (c)	536,637
12,520	Teletech Holdings, Inc. (b)	118,189
17,868	Tetra Technologies, Inc. (b)	226,388
3,388	The Geo Group, Inc. (c)	69,285
3,051	TRC Cos., Inc. (b)	57,267
13,845	United Rentals, Inc. (b) (c)	219,997
10,880	United Stationers, Inc. (b) (c)	472,192
4,571	Universal Technical Institute, Inc. (b) (c)	137,953
3,672	Volt Information Sciences, Inc. (b)	105,643
15,155	Waste Connections, Inc. (b) (c)	480,110
9,962	Watson Wyatt & Co. Holdings (b)	262,001

		10,934,935

	Communications Equipment—2.0%
38,048	Adaptec, Inc. (b) (c)	289,165
10,034	Airspan Networks, Inc. (c)	54,485
8,998	Anaren, Inc. (b) (c)	121,113
28,170	Arris Group, Inc. (b) (c)	147,047
13,177	Aspect Communications, Inc. (b) (c)	130,848
5,944	Audiovox Corp. (b) (c)	100,097
28,314	Avanex Corp. (c)	57,761
3,876	Bel Fuse, Inc. (Class B) (b) (c)	128,218
5,584	Black Box Corp. (c) (j)	206,329
82,648	Brocade Communications Systems, Inc. (b) (c)	466,961
13,999	C-COR.net Corp. (b)	118,291
18,589	CommScope, Inc. (b) (c)	401,522
4,962	Comtech Telecommunications Corp. (b) (c)	134,470
129,231	Corvis Corp. (c)	103,385
7,205	Digi International, Inc. (c)	82,353
9,747	Ditech Communications Corp.	218,235
9,320	Echelon Corp. (c)	73,442
26,223	Emulex Corp. (b)	302,089
72,093	Enterasys Networks, Inc.	115,349
34,949	Extreme Networks, Inc. (b) (c)	155,523
11,072	F5 Networks, Inc. (b) (c)	337,253
13,487	FalconStor Software, Inc. (c)	100,478
56,999	Finisar Corp. (c)	74,099
24,790	Harmonic, Inc. (b) (c)	164,853
7,313	Inter-Tel, Inc.	158,107
8,194	Ixia (b) (c)	79,646
37,911	McDATA Corp. (Class A) (b) (c)	190,692
37,106	MRV Communications, Inc. (b) (c)	92,765
7,562	Network Equipment Technologies, Inc. (b) (c)	49,985

Shares		Value

	Communications Equipment—(Continued)
15,360	NMS Communications Corp. (b) (c)	$74,957
6,025	Novatel Wireless, Inc. (c)	141,587
37,586	Oplink Communications, Inc. (b) (c)	67,279
7,945	PC-TEL, Inc. (b)	65,626
33,023	Powerwave Technologies, Inc. (b) (c)	203,422
14,460	Redback Networks, Inc. (b)	75,481
20,701	REMEC, Inc. (b) (c)	97,502
5,708	Spectralink Corp. (b)	54,226
27,509	Stratex Networks, Inc.	61,620
56,314	Sycamore Networks, Inc. (c)	212,867
12,518	Symmetricom, Inc. (b)	118,420
18,063	Tekelec, Inc. (b) (c)	301,291
8,138	ViaSat, Inc. (b)	163,574
14,599	Westell Technologies, Inc. (b)	75,477
13,946	Zhone Technologies, Inc. (c)	42,814

		6,410,704

	Computers & Peripherals—1.3%
21,975	Advanced Digital Information Corp. (b) (c)	191,182
5,226	Applied Films Corp.	94,120
1	Concurrent Computer Corp. (b)	2
6,789	Covansys Corp. (b)	78,345
22,645	Cray, Inc. (c)	79,937
13,944	Dot Hill Systems Corp. (b)	111,831
17,080	Electronics for Imaging, Inc. (b)	277,379
71,346	Gateway, Inc. (b)	353,163
8,041	Hutchinson Technology, Inc. (b) (c)	214,936
16,588	Hypercom Corp. (b) (c)	122,419
11,298	Imation Corp.	402,096
13,242	InFocus Corp. (b)	121,297
12,772	Intergraph Corp. (b)	347,015
16,468	Iomega Corp. (c)	76,576
9,542	Komag, Inc. (c)	132,634
21,410	Lexar Media, Inc. (b) (c)	179,630
8,312	Mobility Electronics, Inc. (c)	68,491
3,364	Overland Storage, Inc. (b)	47,062
13,152	PalmOne, Inc. (c)	400,347
13,297	Paradyne Corp. (b) (c)	61,166
21,550	Pinnacle Systems, Inc. (b) (c)	89,864
8,252	Presstek, Inc. (b) (c)	79,797
58,375	Quantum Corp. (b) (c)	134,846
5,214	SBS Technologies, Inc. (b)	63,611
84,739	Silicon Graphics, Inc. (b) (c)	121,177
3,679	Stratasys, Inc. (c)	116,091
7,184	Synaptics, Inc. (c)	144,829
2,858	Transact Technologies, Inc. (c)	73,879
58,718	Xybernaut Corp. (b) (c)	65,764

		4,249,486

	Construction & Engineering—0.7%
15,186	Dycom Industries, Inc. (b)	431,131
4,831	EMCOR Group, Inc. (b)	181,742
11,649	Granite Construction, Inc.	278,411
7,451	Insituform Technologies, Inc. (b) (c)	139,110
10,578	Integrated Electrical Services, Inc. (b)	50,880

See accompanying notes to schedule of investments.

MSF-103

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Construction & Engineering—(Continued)
23,102	Quanta Services, Inc. (b) (c)	$139,767
21,629	Shaw Group, Inc. (b) (c)	259,548
10,056	URS Corp. (b)	268,294
9,687	Walter Industries, Inc. (c)	155,186
7,523	Washington Group International, Inc.	260,446

		2,164,515

	Construction Materials—0.3%
6,834	Amcol International Corp.	130,666
2,386	Ameron International Corp. (c)	78,499
5,883	Eagle Materials, Inc. (c)	419,458
6,326	Texas Industries, Inc. (c)	325,410

		954,033

	Consumer Finance—0.4%
7,251	Advanta Corp.	175,402
9,980	Cash America International, Inc. (c)	244,111
2,405	Credit Acceptance Corp. (b) (c)	45,551
4,106	Encore Capital Group, Inc. (c)	77,398
12,008	Jackson Hewitt Tax Service, Inc. (b)	242,922
8,463	Metris Cos., Inc. (c)	82,768
2,546	Nelnet, Inc. (b)	56,979
4,397	Portfolio Recovery Associates, Inc. (c)	129,228
5,173	World Acceptance Corp. (b)	120,272

		1,174,631

	Containers & Packaging—0.6%
7,948	Caraustar Industries, Inc. (c)	133,288
6,265	Chesapeake Corp.	150,485
52,569	Crown Holdings, Inc. (b)	541,986
21,515	Graphic Packaging Corp. (b) (c)	139,417
4,285	Greif Brothers Corp. (c)	180,613
9,322	Jarden Corp.	340,160
15,088	Longview Fibre Co. (c)	230,092
8,698	Myers Industries, Inc.	95,243
8,078	Rock Tennessee Co.	127,148
3,588	Silgan Holdings, Inc. (b)	166,125

		2,104,557

	Distributors—0.2%
5,015	Advanced Marketing Services, Inc.	54,112
6,056	Applied Industrial Technologies, Inc.	216,442
7,777	Handleman Co. (b) (c)	159,117
6,970	Navarre Corp.	100,995
5,858	WESCO International, Inc. (b)	142,057

		672,723

	Diversified Financial Services—0.9%
2,998	Ace Cash Express, Inc.	78,068
19,866	Apollo Investment Corp. (c)	281,104
3,146	Asta Funding, Inc. (c)	50,934
2,071	BKF Capital Group, Inc. (b) (c)	60,680
913	Capital Southwest Corp. (c)	69,388
12,204	Commercial Capital Bancorp, Inc. (c)	276,909

Shares		Value

	Diversified Financial Services—(Continued)
4,838	CompuCredit Corp. (b)	$90,084
7,283	Euronet Worldwide, Inc.	136,338
5,194	Financial Federal Corp. (c)	194,671
3,911	First Cash Financial Services	78,337
14,838	GATX Corp. (c)	395,581
5,241	Harris & Harris Group, Inc.	54,192
3,410	iPayment, Inc. (b) (c)	136,946
4,843	MortgageIT Holdings, Inc.	69,981
10,649	National Financial Partners Corp.	381,021
11,942	United Bankshares, Inc. (b)	413,790

		2,768,024

	Diversified Telecommunication Services—0.8%
23,485	Alamosa Holdings, Inc. (b) (c)	179,425
6,443	Brightpoint, Inc. (c)	110,820
77,730	Cincinnati Bell, Inc.	271,278
6,664	Commonwealth Telephone Enterprises, Inc. (b)	290,217
5,790	CT Communications, Inc. (c)	79,844
4,291	D & E Communications, Inc.	49,346
14,465	General Communication, Inc. (b)	130,908
4,979	Golden Telecom, Inc. (b) (c)	142,051
11,826	Interactive Data Corp.	222,565
17,752	Interdigital Commerce Corp. (b) (c)	289,713
5,162	Intrado, Inc. (b) (c)	52,188
6,619	Journal Communications, Inc. (c)	116,097
5,925	North Pittsburgh Systems, Inc.	122,707
20,027	PTEK Holdings, Inc. (c)	171,631
1,874	Shenandoah Telecommunications Co.	47,993
4,228	SureWest Communications (c)	121,217
99,979	Terremark Worldwide, Inc. (b)	63,987
16,230	Time Warner Telecom, Inc. (b) (c)	77,904
22,591	UbiquiTel, Inc. (b)	90,364

		2,630,255

	Electric Utilities—1.2%
9,875	Black Hills Corp. (c)	274,328
3,898	Central Vermont Public Service	78,389
5,113	CH Energy Group, Inc. (c)	234,175
15,704	Cleco Corp. (c)	270,737
51,395	CMS Energy Corp. (c)	489,281
24,131	Duquesne Light Holdings, Inc. (c)	433,393
14,534	El Paso Electric Co. (b)	233,561
7,585	Empire District Electric Co.	155,872
11,721	IDACORP, Inc.	340,612
6,282	MGE Energy, Inc. (c)	199,893
9,134	Otter Tail Power Co. (c)	232,917
18,475	PNM Resources, Inc.	415,872
4,061	UIL Holdings Corp. (c)	199,761
10,118	Unisource Energy Corp. (c)	246,373

		3,805,164

	Electrical Equipment—1.6%
5,573	A.O. Smith Corp. (c)	135,703
12,794	Acuity Brands, Inc.	304,113
7,994	American Superconductor Corp. (b) (c)	99,286
10,395	Baldor Electric Co. (b) (c)	245,946

See accompanying notes to schedule of investments.

MSF-104

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Electrical Equipment—(Continued)
5,760	Brady Corp. (b) (c)	$280,915
7,062	C&D Technologies, Inc. (c)	134,319
5,502	Encore Wire Corp. (b)	72,840
5,689	Energy Conversion Devices, Inc. (b) (c)	75,436
4,217	EnerSys	54,188
5,182	Franklin Electric, Inc.	205,207
14,608	FuelCell Energy, Inc. (b) (c)	149,732
13,691	Generale Cable Corp. (c)	145,672
4,276	Genlyte Group, Inc. (b) (c)	275,332
8,744	Global Power Equipment Group, Inc.	64,793
29,803	GrafTech International, Ltd. (b)	415,752
3,637	II-VI, Inc. (b) (c)	127,331
7,963	Magnetek, Inc. (b)	59,484
2,600	Metrologic Instruments, Inc. (c)	41,210
10,962	Paxar Corp. (b)	248,618
3,227	Penn Engineering & Manufacturing Corp. (c)	60,087
15,604	Plug Power, Inc. (c)	100,022
17,724	Power-One, Inc. (b) (c)	114,852
11,529	Rayovac Corp. (b) (c)	303,789
7,331	Regal Beloit Corp. (c)	177,337
18,698	Thomas & Betts Corp.	501,480
14,983	Trustmark Corp.	465,672
19,123	Valence Technology, Inc. (b) (c)	65,783
6,862	Vicor Corp. (b) (c)	69,375
3,482	Woodward Governor Co.	235,000

		5,229,274

	Electronic Equipment & Instruments—2.6%
20,349	Aeroflex, Inc. (b)	215,089
9,974	Agilysys, Inc. (c)	172,450
3,761	Analogic Corp.	156,796
9,303	Anixter International, Inc. (b) (c)	326,442
11,132	Artesyn Technologies, Inc. (b) (c)	111,097
3,924	BEI Technologies, Inc. (c)	107,518
14,418	Belden CDT, Inc. (b) (c)	314,312
12,651	Benchmark Electronics, Inc. (b)	377,000
12,256	Checkpoint Systems, Inc. (b)	190,826
12,714	Cognex Corp.	333,107
10,406	Coherent, Inc. (b)	269,932
11,406	CTS Corp. (c)	143,716
4,716	Daktronics, Inc. (b) (c)	115,306
8,486	Electro Scientific Industries, Inc. (b)	147,232
3,926	Excel Technology, Inc. (b)	101,369
7,056	Global Imaging Systems, Inc. (b) (c)	219,301
28,078	Identix, Inc. (b) (c)	187,000
8,162	Intermagnetics General Corp. (b) (c)	188,939
6,972	Itron, Inc. (b) (c)	121,661
3,823	Keithley Instruments, Inc.	66,711
30,579	Kemet Corp. (b)	247,384
7,349	Littelfuse, Inc. (b)	253,761
6,410	LSI Industries, Inc. (c)	66,920
3,555	Measurement Specialties, Inc. (b) (c)	88,342
6,102	Merix Corp. (b)	63,217
11,004	Methode Electronics, Inc.	140,741
6,035	MTS Systems Corp.	128,244

Shares		Value

	Electronic Equipment & Instruments—(Continued)
13,731	Newport Corp. (b)	$157,495
4,305	OSI Systems, Inc. (c)	69,311
5,693	Park Electrochemical Corp.	120,692
6,134	Photon Dynamics, Inc. (b)	124,520
4,648	Planar Systems, Inc. (b) (c)	52,104
14,166	Plexus Corp. (b)	156,393
5,108	Rofin Sinar Technologies, Inc.	150,073
5,669	Rogers Corp. (b)	240,876
4,045	ScanSource, Inc. (b)	258,071
7,737	Taser International, Inc. (c)	290,524
14,270	Technitrol, Inc.	278,265
15,030	ThermoGenesis Corp. (c)	72,144
16,848	Trimble Navigation, Ltd. (b)	532,397
13,244	TTM Technologies, Inc. (b) (c)	117,739
5,688	Universal Display Corp. (b) (c)	47,893
11,055	Varian, Inc. (b)	418,653
8,538	Veeco Instruments, Inc. (b) (c)	179,042
7,751	Viisage Technology, Inc. (c)	44,568
2,953	Woodhead Industries, Inc.	40,751
6,734	X-Rite, Inc. (c)	98,114
5,634	Zygo Corp. (b)	57,072

		8,361,110

	Energy Equipment & Services—2.1%
3,480	Atwood Oceanics, Inc. (b) (c)	165,439
11,968	Cal Dive International, Inc. (b) (c)	426,300
3,934	Carbo Ceramics, Inc. (b) (c)	283,799
23,312	Global Industries, Inc. (b) (c)	144,068
59,731	Grey Wolf, Inc. (b) (c)	292,085
3,421	Gulf Islands Fabrication, Inc. (b) (c)	76,288
4,508	Gulfmark Offshore, Inc. (b) (c)	73,616
24,443	Hanover Compressor Co. (b) (c)	328,758
15,996	Helmerich & Payne, Inc.	458,925
4,520	Hydril Co. (b)	194,134
20,259	Input/Output, Inc. (b) (c)	208,870
41,450	Key Energy Services, Inc. (b)	458,022
9,327	Lone Star Technologies, Inc. (b)	352,561
2,689	Lufkin Industries, Inc.	100,085
13,093	Maverick Tube Corp. (b) (c)	403,395
23,345	Newpark Resources, Inc. (b)	140,070
8,585	Oceaneering International, Inc. (b)	316,271
6,142	Offshore Logistics, Inc. (b)	211,408
8,321	Oil States International, Inc. (b) (c)	155,603
28,519	Parker Drilling Co. (b) (c)	104,665
3,204	RPC, Inc.	57,287
6,048	Seacor Smit, Inc. (b)	282,744
16,381	Superior Energy Services, Inc. (b) (c)	211,642
9,190	Syntroleum Corp. (b)	64,514
7,798	Tetra Technologies, Inc. (b) (c)	242,128
13,011	Unit Corp. (b)	456,426
5,165	Universal Compression Holdings, Inc. (b) (c)	175,972
10,085	Veritas DGC, Inc. (b) (c)	229,736
7,837	W-H Energy Services, Inc. (b)	162,618

		6,777,429

See accompanying notes to schedule of investments.

MSF-105

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Food & Staples Retailing—0.7%
15,904	Casey’s General Stores, Inc. (c)	$295,655
3,727	Central European Distribution Corp. (b) (c)	83,261
10,271	Longs Drug Stores Corp. (c)	248,558
3,943	Nash Finch Co. (c)	124,007
3,885	Pantry, Inc.	97,786
12,177	Pathmark Stores, Inc. (b) (c)	59,059
14,936	Performance Food Group Co. (b)	353,983
11,747	Ruddick Corp.	230,711
4,654	Smart & Final, Inc. (b) (c)	78,001
11,945	United Natural Foods, Inc. (b)	317,737
3,787	Weis Markets, Inc.	128,304
10,328	Wild Oats Markets, Inc. (b) (c)	89,234
27,474	Winn-Dixie Stores, Inc. (c)	84,895

		2,191,191

	Food Products—1.0%
5,149	American Italian Pasta Co. (Class A) (c)	134,646
5,028	Cal Maine Foods, Inc. (c)	55,157
6,202	Central Garden & Pet Co. (b)	189,905
13,367	Chiquita Brands International, Inc. (b) (c)	232,719
11,602	Corn Products International, Inc. (c)	534,852
11,570	Delta & Pine Land Co. (c)	309,498
2,440	Farmer Brothers Co. (c)	65,221
11,274	Flowers Foods, Inc.	291,433
9,007	Hain Celestial Group, Inc. (b)	159,244
2,151	J & J Snack Foods Corp. (b)	92,235
2,128	John B Sanfilippo & Son, Inc.	55,754
8,557	Lancaster Colony Corp.	360,806
8,560	Lance, Inc.	138,244
9,054	Ralcorp Holdings, Inc. (b)	326,849
3,570	Sanderson Farms, Inc. (c)	119,417
140	Seaboard Corp.	82,033
2,812	Tejon Ranch Co. (b) (c)	105,872
2,959	USANA Health Sciences, Inc. (c)	102,973

		3,356,858

	Gas Utilities—1.7%
19,537	Atmos Energy Corp. (c)	492,137
4,390	Cascade Natural Gas Corp. (c)	93,200
11,374	Energen Corp.	586,330
7,405	Laclede Group, Inc.	216,448
8,422	New Jersey Resources Corp.	348,671
13,954	Nicor, Inc. (c)	512,112
9,122	Northwest Natural Gas Co.	289,441
5,268	NUI Corp. (c)	70,275
11,889	Peoples Energy Corp. (c)	495,534
12,052	Piedmont Natural Gas, Inc. (c)	529,565
4,856	South Jersey Industries, Inc.	231,874
19,708	Southern Union Co. (b) (c)	404,014
10,673	Southwest Gas Corp.	255,618
10,964	Southwestern Energy Co. (b)	460,378
15,412	WGL Holdings, Inc.	435,543

		5,421,140

Shares		Value

	Health Care Equipment & Supplies—3.1%
5,789	Abaxis, Inc. (c)	$75,315
11,207	Advanced Medical Optics, Inc. (c)	443,461
6,452	Advanced Neuromodulation Systems, Inc. (b) (c)	195,818
15,710	Align Technology, Inc. (c)	240,049
7,913	American Medical Systems Holdings, Inc. (b)	287,004
6,220	Arrow International, Inc.	185,978
7,063	ArthroCare Corp. (b) (c)	206,875
6,258	Biolase Technology, Inc. (c)	51,065
3,879	Biosite Diagnostics, Inc. (b) (c)	189,916
4,978	Candela Corp. (c)	57,446
11,952	Cardiodynamics International Corp. (b) (c)	54,979
8,536	Conceptus, Inc. (b) (c)	79,129
10,292	Conmed Corp. (b) (c)	270,680
10,194	CTI Molecular Imaging, Inc. (b) (c)	82,266
5,630	Cyberonics, Inc. (b) (c)	115,190
3,752	Datascope Corp. (c)	139,950
7,238	Diagnostic Products Corp.	295,817
5,881	DJ Orthopedics, Inc.	103,800
10,506	Encore Med Corp.	52,320
7,443	Epix Pharmaceuticals, Inc. (b) (c)	143,724
5,699	Haemonetics Corp. (b)	187,155
6,535	Hologic, Inc. (c)	125,929
6,138	I Flow Corp. (c)	88,878
3,486	ICU Medical, Inc. (b) (c)	90,775
9,504	Immucor, Inc. (b)	235,224
6,341	Integra LifeSciences Holdings (b)	203,609
9,865	Intuitive Surgical, Inc. (b) (c)	244,159
8,171	Invacare Corp. (c)	375,866
4,410	Inverness Medical Innovations, Inc. (c)	91,728
2,566	Kensey Nash Corp. (c)	67,204
7,552	Kyphon, Inc. (b) (c)	187,139
5,912	Laserscope (c)	119,836
3,447	LCA Vision, Inc. (c)	88,898
14,443	Mentor Corp. (c)	486,440
7,309	Merit Medical Systems, Inc. (b)	110,439
5,790	Molecular Devices Corp. (b) (c)	136,470
5,921	Ocular Sciences, Inc. (b)	284,030
11,788	Orthologic Corp.	82,988
13,976	Orthovita, Inc.	62,543
4,133	Palomar Medical Technologies, Inc. (c)	90,595
8,477	Polymedica Corp. (b) (c)	261,092
5,579	Possis Medical, Inc. (b) (c)	87,367
7,689	Regeneration Technologies, Inc. (b) (c)	61,666
10,301	Sola International, Inc. (b)	196,234
4,710	Sonosite, Inc. (b)	122,695
22,273	STERIS Corp. (b)	488,670
4,540	SurModics, Inc. (b) (c)	107,825
12,354	Sybron Dental Specialties, Inc. (b)	366,790
16,368	Thoratec Corp. (b) (c)	157,460
7,610	TriPath Imaging, Inc. (b) (c)	62,250
4,829	Ventana Medical Systems, Inc. (b) (c)	243,575
10,621	Viasys Healthcare, Inc. (b) (c)	177,689
15,593	VISX, Inc. (b)	321,216
2,652	Vital Signs, Inc.	84,811
9,628	West Pharmaceutical Services, Inc.	200,744
7,075	Wilson Greatbatch Technologies, Inc. (b)	126,572

See accompanying notes to schedule of investments.

MSF-106

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Health Care Equipment & Supplies—(Continued)
8,536	Wright Medical Group, Inc. (b) (c)	$214,424
1,694	Young Innovations, Inc.	55,902
2,810	Zoll Medical Corp. (b) (c)	93,826

		10,061,495

	Health Care Providers & Services—3.6%
13,386	Alderwoods Group, Inc.	131,584
3,616	Amedisys, Inc.	108,299
2,395	America Service Group, Inc.	98,291
9,313	American Healthways, Inc. (b) (c)	271,101
8,507	AMERIGROUP Corp. (c)	478,519
9,913	AmSurg Corp. (b) (c)	209,957
15,932	Apria Healthcare Group, Inc. (b)	434,147
8,145	Array Biopharma, Inc. (b) (c)	56,934
3,353	Aspect Medical Systems, Inc. (c)	60,656
34,091	Beverly Enterprises, Inc. (b) (c)	258,069
6,787	Centene Corp. (b) (c)	288,990
8,992	Cerner Corp. (b) (c)	388,994
4,245	Chemed Corp.	236,616
2,597	Corvel Corp. (b)	77,079
6,425	Cross Country Healthcare, Inc. (b) (c)	99,588
14,198	Curis, Inc. (b) (c)	63,181
8,729	Dyax Corp. (b) (c)	66,690
7,463	Endocardial Solutions, Inc.	86,347
29,241	First Health Group Corp. (b) (c)	470,488
29,783	Genelabs Technologies, Inc. (c)	77,734
6,463	Genesis HealthCare Corp. (b) (c)	196,540
8,301	Gentiva Health Services, Inc. (b)	135,887
18,694	Hooper Holmes, Inc. (c)	83,749
6,756	IDX Systems Corp. (b) (c)	219,232
16,767	Inkine Pharmaceutical, Inc. (b) (c)	85,176
9,269	Inveresk Research Group, Inc.	341,933
7,360	Isolagen, Inc. (c)	69,552
7,295	Keryx Biopharmaceuticals, Inc (b) (c)	81,631
8,968	Kindred Healthcare, Inc. (c)	218,819
5,557	LabOne, Inc. (b)	162,431
3,296	Lifeline Systems, Inc.	80,488
11,955	LifePoint Hospitals, Inc. (b) (c)	358,770
8,656	Magellan Health Services, Inc.	316,463
3,137	Matria Healthcare, Inc. (b) (c)	88,808
5,649	Maximus, Inc. (b)	162,748
3,413	Molina Healthcare, Inc. (b)	121,162
2,378	National Healthcare Corp. (b) (c)	67,773
12,026	NeighborCare, Inc. (b)	304,859
8,645	Neurogen Corp. (b) (c)	55,847
6,423	Northfield Laboratories, Inc. (b) (c)	85,876
16,542	Oca, Inc. (b) (c)	78,409
11,365	Odyssey Healthcare, Inc. (b) (c)	201,729
7,252	Omnicell, Inc. (b) (c)	95,871
3,625	Option Care, Inc. (b)	56,079
12,980	Owens & Minor, Inc.	329,692
8,457	Parexel International Corp. (b)	165,757
7,657	Pediatrix Medical Group, Inc. (b)	419,986
9,583	Per-Se Technologies, Inc. (b) (c)	131,479
9,274	Priority Healthcare Corp. (Class B) (b) (c)	186,871

Shares		Value

	Health Care Providers & Services—(Continued)
16,205	Province Healthcare Co.	$339,009
23,469	PSS World Medical, Inc. (b) (c)	235,629
3,340	Psychiatric Solutions, Inc.	84,669
5,686	RehabCare Group, Inc. (b)	130,949
5,924	Res-Care, Inc. (b)	70,199
3,509	Rigel Pharmaceuticals, Inc. (c)	88,778
29,451	Select Medical Corp.	395,527
7,381	Sierra Health Services, Inc. (b)	353,771
34,589	Stewart Enterprises, Inc. (b)	240,394
5,997	Sunrise Assisted Living, Inc. (b) (c)	210,615
5,719	The Advisory Board Co. (b)	192,158
9,015	United Surgical Partners International, Inc. (b)	309,665
6,095	Ventiv Health, Inc. (b)	103,310
19,025	Vion Pharmaceuticals, Inc. (b)	80,095
3,206	Wellcare Group, Inc. (b)	60,754

		11,762,403

	Hotels, Restaurants & Leisure—3.3%
17,576	Alliance Gaming Corp. (b) (c)	264,695
3,587	Ameristar Casinos, Inc.	108,507
8,309	Argosy Gaming Corp. (b)	325,713
11,071	Aztar Corp. (b) (c)	293,381
5,028	BJ’s Restaurants, Inc. (b) (c)	79,794
10,695	Bob Evans Farms, Inc. (c)	290,476
6,429	Boca Resorts, Inc. (b)	119,387
14,305	Boyd Gaming Corp.	402,686
1,974	Buffalo Wild Wings, Inc. (b)	55,351
5,496	California Pizza Kitchen, Inc. (b) (c)	120,088
15,802	CBRL Group, Inc.	570,136
12,499	CEC Entertainment, Inc. (b)	459,338
1,995	Churchill Downs, Inc.	78,104
16,960	CKE Restaurants, Inc. (c)	187,408
4,117	Dave & Buster’s, Inc. (c)	78,141
7,939	Dominos Pizza, Inc.	116,703
9,776	Gaylord Entertainment Co. (b) (c)	303,056
7,076	IHOP Corp. (b) (c)	270,374
5,448	Isle of Capri Casinos, Inc. (b) (c)	105,528
12,159	Jack in the Box, Inc. (b)	385,805
17,552	Krispy Kreme Doughnuts, Inc. (b) (c)	222,208
57,099	La Quinta Corp. (b) (c)	445,372
5,211	Lakes Entertainment, Inc. (c)	54,611
7,740	Landry’s Restaurants, Inc. (c)	211,225
5,193	Lone Star Steakhouse & Saloon, Inc. (c)	134,135
12,790	Magna Entertainment Corp. (b) (c)	69,706
6,399	Marcus Corp.	124,589
7,644	MTR Gaming Group, Inc.	71,242
7,090	Multimedia Games, Inc. (c)	109,895
5,425	Navigant International, Inc. (b) (c)	88,590
6,600	O’Charleys, Inc. (b) (c)	107,580
7,919	P.F. Chang’s China Bistro, Inc. (b) (c)	383,992
8,638	Panera Bread Co. (b) (c)	324,271
4,618	Papa John’s International, Inc. (b) (c)	141,680
3,703	Peet’s Coffee & Tea, Inc. (b) (c)	86,613
9,814	Penn National Gaming, Inc. (b)	396,486
11,581	Pinnacle Entertainment, Inc. (b)	159,818

See accompanying notes to schedule of investments.

MSF-107

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Hotels, Restaurants & Leisure—(Continued)
12,261	Prime Hospitality Corp. (b) (c)	$149,216
10,541	Rare Hospitality International, Inc. (b)	280,918
3,957	Red Robin Gourmet Burgers, Inc. (b) (c)	172,802
14,640	Ryan’s Restaurant Group, Inc. (b)	217,258
24,052	Scientific Games Corp.	459,393
7,458	Shuffle Master, Inc. (b) (c)	279,377
26,412	Six Flags, Inc. (c)	143,681
18,561	Sonic Corp. (b) (c)	475,718
4,311	Speedway Motorsports, Inc. (b)	143,686
6,229	Sunterra Corp. (b) (c)	59,362
8,968	The Steak N Shake Co. (b)	153,173
12,111	Triarc Cos., Inc. (c)	138,913
6,244	Vail Resorts, Inc. (b)	112,829
6,055	WMS Industries, Inc. (b) (c)	155,553

		10,688,563

	Household Durables—1.9%
19,776	American Greetings Corp. (Class A)	496,773
3,669	Bassett Furniture Industries, Inc.	69,271
4,199	Beazer Homes USA, Inc. (b) (c)	448,831
8,762	Blyth, Inc. (c)	270,746
22,688	Champion Enterprises, Inc. (b) (c)	233,460
2,329	CSS Industries, Inc. (c)	72,059
4,197	Department 56, Inc.	68,411
10,531	Ethan Allen Interiors, Inc.	365,952
18,814	Fleetwood Enterprises, Inc. (c)	285,596
16,624	Furniture Brands International, Inc. (c)	416,930
2,348	Hooker Furniture Corp.	64,875
15,557	Interface, Inc. (c)	124,767
7,262	Kimball International, Inc. (Class B)	100,797
16,845	La-Z-Boy, Inc. (c)	255,707
5,181	Libbey, Inc.	96,885
4,052	M/I Schottenstein Homes, Inc. (c)	171,967
10,164	Mathews International Corp.	344,356
3,216	Meritage Corp. (b)	252,778
2,152	National Presto Industries, Inc.	89,997
2,894	Palm Harbor Homes, Inc. (b) (c)	48,764
3,258	Russ Berrie & Co., Inc.	65,649
2,168	Skyline Corp.	86,828
1,443	Stanley Furniture, Inc. (b) (c)	63,492
6,276	Tempur Pedic International, Inc. (c)	94,077
7,019	Toro Co. (c)	479,398
15,987	Tupperware Corp.	271,459
3,770	Universal Electronics, Inc. (b)	63,261
10,874	WCI Communities, Inc. (c)	253,364
1,351	William Lyon Homes, Inc. (c)	120,104
15,848	Yankee Candle Co., Inc. (b)	458,958

		6,235,512

	Household Products—0.0%
4,879	WD-40 Co. (c)	139,539

	IT Services—1.8%
8,657	Anteon International Corp. (b)	317,279
8,928	CACI International, Inc. (b)	471,220

Shares		Value

	IT Services—(Continued)
6,800	Carreker Corp. (b) (c)	$51,748
16,935	Ciber, Inc. (b) (c)	127,351
18,564	CSG Systems International, Inc. (b)	286,071
2,145	Digitalnet Holdings, Inc.	64,811
14,308	eResearch Technology, Inc. (c)	190,726
2,077	Exponent, Inc.	57,221
5,604	Forrester Research, Inc. (b)	85,405
21,975	Gartner, Inc. (Class A) (b) (c)	256,888
6,008	InterCept, Inc. (b)	112,530
2,559	Kanbay International, Inc.	54,404
18,071	Keane, Inc. (c)	277,571
15,341	Lionbridge Technologies, Inc.	131,779
9,679	Manhattan Associates, Inc. (b)	236,361
4,402	Mantech International Corp. (c)	82,406
33,626	MPS Group, Inc. (b)	282,795
8,195	Pegasus Solutions, Inc. (b) (c)	97,684
25,993	Perot Systems Corp. (b)	417,448
8,496	ProQuest Co. (b) (c)	218,347
7,049	Resources Connection, Inc. (b)	266,311
45,866	Safeguard Scientifics, Inc. (b) (c)	85,769
25,464	Sapient Corp. (b)	194,290
4,224	SRA International, Inc. (b)	217,790
3,490	StarTek, Inc. (c)	109,446
38,267	The BISYS Group, Inc. (b)	559,081
4,122	Tier Technologies, Inc.	39,777
28,157	Titan Corp. (b)	393,353
13,466	Tyler Technologies, Inc. (c)	119,040

		5,804,902

	Industrial Conglomerates—0.1%
7,183	Hexcel Corp. (b) (c)	99,269
2,258	Raven Industries, Inc. (c)	100,368
3,627	Standex International Corp.	88,862
10,102	Tredegar Industries, Inc. (c)	183,856

		472,355

	Insurance—2.4%
7,608	21st Century Insurance Group	101,567
3,185	Affirmative Insurance Holdings, Inc.	50,259
11,623	Alfa Corp. (c)	162,257
6,766	American Equity Investment Life (c)	64,209
3,804	American Medical Security Group, Inc. (b) (c)	121,690
2,659	American Physicians Capital, Inc. (b)	81,419
12,512	Amerus Group Co. (c)	512,992
6,530	Argonaut Group, Inc.	121,915
2,528	Baldwin & Lyons, Inc. (Class B) (b)	63,807
4,982	Bristol West Holdings, Inc. (b)	85,391
10,123	Ceres Group, Inc. (c)	55,170
9,513	Citizens, Inc. (b) (c)	56,793
4,378	CNA Surety Corp.	46,407
7,216	Commerce Group, Inc.	349,254
15,125	Danielson Holding Corp. (c)	92,111
7,575	Delphi Financial Group, Inc.	304,288
5,117	Direct General Corp. (c)	147,984
1,068	Enstar Group, Inc. (c)	52,930

See accompanying notes to schedule of investments.

MSF-108

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Insurance—(Continued)
3,873	FBL Financial Group, Inc. (c)	$101,434
2,691	FPIC Insurance Group, Inc. (c)	69,562
4,300	Harleysville Group, Inc. (c)	88,838
5,381	HealthExtras, Inc. (c)	75,011
9,829	Hilb, Rogal & Hamilton Co.	356,006
13,954	Horace Mann Educators Corp. (c)	245,311
6,646	Infinity Property & Casualty Corp. (c)	196,256
1,242	Kansas City Life Insurance Co.	52,872
6,365	Landamerica Financial Group, Inc.	289,608
3,008	Midland Co.	82,269
717	National Western Life Insurance Co. (b)	116,799
2,099	Navigators Group, Inc.	61,375
19,733	Ohio Casualty Corp. (b)	413,012
5,403	Philadelphia Consolidated Holding Corp. (b)	297,813
29,587	Phoenix Cos., Inc. (c)	308,297
2,706	Pico Holdings, Inc. (b)	51,495
7,268	PMA Capital Corp. (c)	54,873
6,818	Presidential Life Corp.	117,133
8,446	ProAssurance Corp. (c)	295,779
7,179	RLI Corp.	269,571
3,237	Safety Insurance Group, Inc. (c)	71,959
8,330	Selective Insurance Group, Inc. (c)	309,876
4,247	State Auto Financial Corp. (c)	122,951
5,777	Stewart Information Services Corp. (b)	227,614
3,014	Triad Guaranty, Inc. (b)	167,217
12,101	UICI (b) (c)	396,187
1,981	United Fire & Casualty Co. (c)	113,571
11,376	United States I Holdings Corp. (c)	155,282
8,481	Universal American Financial Corp. (b)	109,659
12,048	Vesta Insurance Group, Inc.	54,096
3,444	Zenith National Insurance Corp. (c)	145,716

		7,887,885

	Internet & Catalog Retail—0.5%
6,390	1-800-FLOWERS.COM, Inc. (b)	53,037
14,886	Answerthink, Inc. (b) (c)	79,640
2,240	Blair Corp. (c)	63,123
6,247	Coldwater Creek, Inc. (b)	130,375
5,680	GSI Commerce, Inc. (b) (c)	50,041
16,452	Insight Enterprises, Inc. (b)	277,052
4,082	Orbitz, Inc. (b) (c)	111,030
3,095	Overstock.com, Inc. (b) (c)	113,679
7,398	Priceline.com, Inc. (c)	164,014
36,191	RealNetworks, Inc. (b) (c)	168,650
7,212	School Specialty, Inc. (b)	284,225
6,135	Stamps.com, Inc. (c)	81,589
6,618	The J. Jill Group, Inc. (b)	131,367
5,481	ValueVision Media, Inc. (b)	73,391

		1,781,213

	Internet Software & Services—2.1%
8,713	Allscripts Healthcare Solutions, Inc. (b) (c)	78,417
6,720	Altiris, Inc. (c)	212,688
19,408	Ariba, Inc. (b) (c)	181,271
9,910	Asiainfo Holdings, Inc. (b) (c)	48,361

Shares		Value

	Internet Software & Services—(Continued)
11,911	Autobytel, Inc.	$106,842
105,967	CMG Information Services, Inc.	128,220
40,702	CNET Networks, Inc. (b) (c)	372,423
10,363	Digital Insight Corp. (b)	141,248
9,661	Digital River, Inc. (b)	287,705
17,397	Digitas, Inc. (b)	134,479
38,717	DoubleClick, Inc. (b) (c)	228,818
41,991	EarthLink, Inc. (b)	432,507
5,048	eCollege.com, Inc. (c)	48,713
3,207	Equinix, Inc. (c)	98,679
8,290	FindWhat.com (c)	155,272
36,939	HomeStore, Inc. (c)	85,329
5,299	Infocrossing, Inc. (c)	83,804
10,210	InfoSpace, Inc. (b) (c)	483,852
12,665	Internet Cap Group, Inc.	81,816
12,710	Internet Security Systems, Inc. (b) (c)	216,070
14,801	Interwoven, Inc.	107,159
14,401	iPass, Inc.	86,262
5,477	J2 Global Communications, Inc. (b) (c)	173,018
5,300	Jupitermedia Corp. (b) (c)	94,340
6,539	Keynote Systems, Inc. (b)	92,592
15,318	MatrixOne, Inc. (b) (c)	77,509
10,899	Netegrity, Inc. (b) (c)	81,852
7,207	Netgear, Inc. (c)	88,070
3,785	Netratings, Inc. (b) (c)	67,487
10,821	NIC, Inc. (c)	58,001
21,377	Openwave Systems, Inc. (c)	188,545
15,932	Opsware, Inc. (c)	89,379
21,112	Retek, Inc. (b)	96,271
21,159	S1 Corp. (b)	168,849
17,792	SeeBeyond Technology Corp. (b) (c)	54,799
6,699	Sohu.com, Inc. (c)	111,404
17,115	SonicWall, Inc. (b) (c)	115,697
6,155	Stellent, Inc. (c)	47,455
10,534	SupportSoft, Inc. (b)	102,601
11,063	Trizetto Group, Inc. (b) (c)	64,497
17,037	United Online, Inc. (b) (c)	163,896
23,603	ValueClick, Inc. (b)	222,812
94,059	Vignette Corp. (b) (c)	125,098
10,034	Watchguard Technologies, Inc. (b) (c)	46,959
9,227	WebEx Communications, Inc. (b) (c)	201,333
15,045	webMethods, Inc. (b) (c)	80,039
6,982	Websense, Inc. (b)	290,940

		6,703,378

	Investment Company—0.9%
24,500	iShares Russell 2000 Index Fund (c)	2,789,325

	Leisure Equipment & Products—0.8%
5,107	Action Performance Cos., Inc. (b) (c)	51,734
1,945	Ambassadors Group, Inc.	52,515
5,294	Arctic Cat, Inc. (c)	137,379
23,431	Callaway Golf Co. (c)	247,666
2,540	Carmike Cinemas, Inc. (c)	89,433
8,157	JAKKS Pacific, Inc. (b) (c)	187,611

See accompanying notes to schedule of investments.

MSF-109

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Leisure Equipment & Products—(Continued)
13,370	K2, Inc. (b)	$191,325
8,915	Leapfrog Enterprises, Inc. (b) (c)	180,529
3,931	Life Time Fitness, Inc.	100,869
3,037	Marine Products Corp.	54,666
3,841	MarineMax, Inc. (c)	86,499
14,958	Midway Games, Inc. (b) (c)	148,383
9,454	Nautilus Group, Inc. (c)	213,566
8,234	Oakley, Inc. (b) (c)	97,985
5,321	RC2 Corp. (b)	175,061
16,990	SCP Pool Corp.	454,313
1,647	Steinway Musical Instructions, Inc. (b)	44,798
7,119	Sturm Ruger & Co., Inc.	64,142
10,089	The Topps Co., Inc. (c)	98,670

		2,677,144

	Machinery—3.5%
7,507	Actuant Corp. (c)	309,363
7,910	Albany International Corp. (Class A)	235,797
11,634	AptarGroup, Inc.	511,547
3,907	Astec Industries, Inc.	74,702
2,339	ASV, Inc. (c)	87,549
4,383	Barnes Group, Inc.	120,401
3,974	Bucyrus International, Inc.	133,526
3,418	Cascade Corp. (c)	94,884
5,160	Ceradyne, Inc. (c)	226,576
4,125	Circor International, Inc.	80,438
7,793	Clarcor, Inc.	371,492
5,045	Cuno, Inc. (b)	291,349
5,914	Dionex Corp. (b)	323,496
6,808	Enpro Industries, Inc. (c)	164,345
4,261	ESCO Technologies, Inc. (b)	288,725
14,461	Federal Signal Corp. (c)	268,685
16,684	Flowserve Corp. (c)	403,419
6,773	Gardner Denver, Inc. (b)	186,732
4,175	Gorman-Rupp Co.	85,003
15,948	IDEX Corp.	541,594
12,744	JLG Industries, Inc. (c)	214,099
15,603	Joy Global, Inc. (c)	536,431
4,243	Kadant, Inc. (b)	77,901
9,027	Kaydon Corp. (c)	259,707
11,800	Kennametal, Inc.	532,770
11,429	Lincoln Electric Holdings, Inc.	358,413
3,885	Lindsay Manufacturing Co. (c)	104,235
1,474	Middleby Corp	77,606
10,807	Mueller Industries, Inc. (b)	464,161
1,294	NACCO Industries, Inc.	111,478
9,085	Nordson Corp.	311,888
11,743	Rae Systems, Inc. (c)	65,526
8,533	Reliance Steel & Aluminum Co.	338,760
3,590	Robbins & Myers, Inc. (c)	78,980
9,373	Stewart & Stevenson Services, Inc.	165,621
5,738	Tecumseh Products Co. (Class A)	240,250
2,033	Tennant Co.	82,398
15,505	Terex Corp.	672,917
8,051	The Manitowoc Co., Inc.	285,488

Shares		Value

	Machinery—(Continued)
4,701	Thomas Industries, Inc.	$147,611
11,033	Trinity Industries, Inc.	343,899
16,327	Unova, Inc. (b) (c)	229,394
4,870	Valmont Industries, Inc.	101,637
9,125	Wabash National Corp. (c)	250,664
12,469	Wabtec Corp.	233,046
7,719	Watts Industries, Inc.	207,255

		11,291,758

	Marine—0.2%
13,244	Alexander & Baldwin, Inc.	449,501
6,984	Kirby Corp. (c)	280,408

		729,909

	Media—2.2%
4,058	4Kids Entertainment, Inc. (b) (c)	81,972
9,180	ADVO, Inc. (c)	284,029
10,000	AMC Entertainment, Inc. (b)	191,400
15,421	aQuantive, Inc. (b) (c)	148,813
16,724	Catalina Marketing Corp. (c)	385,990
79,651	Charter Communications, Inc. (c)	211,872
2,356	Courier Corp.	98,198
15,336	Cumulus Media, Inc. (b) (c)	220,685
5,471	Digital Theater Systems, Inc. (b)	99,846
15,803	Emmis Communications Corp. (Class A) (b) (c)	285,402
15,804	Entravision Communications Corp. (Class A) (b) (c)	120,268
2,146	Fisher Communications, Inc.	103,008
14,290	Gray Television, Inc.	170,051
259	Grey Global Group, Inc. (c)	257,705
14,126	Harris Interactive, Inc. (b) (c)	93,090
18,396	Hollinger International, Inc.	318,067
4,226	Information Holdings, Inc. (b)	115,074
15,080	Insight Communications, Inc. (b) (c)	132,704
4,159	Intermix Media, Inc. (b)	10,897
13,471	Journal Register Co. (b)	254,602
4,757	Liberty Corp.	189,043
9,565	LIN TV Corp. (b) (c)	186,326
4,834	LodgeNet Entertainment Corp. (b)	63,809
3,998	Martha Stewart Living Omnimedia, Inc. (b)	62,769
21,028	Mediacom Communications Corp. (b) (c)	137,313
4,893	Playboy Enterprises, Inc. (Class B) (b) (c)	49,126
43,698	Primedia, Inc.	102,690
2,735	Pulitzer, Inc.	135,109
7,078	R. H. Donnelley Corp.	349,370
11,681	Regent Communications, Inc. (b) (c)	66,114
5,839	Saga Communications, Inc. (b)	98,971
3,659	Salem Communications Corp. (Class A) (b)	92,646
9,684	Scholastic Corp. (b) (c)	299,139
14,985	Sinclair Broadcast Group, Inc. (b) (c)	109,390
6,632	Source Interlink Cos., Inc. (b)	64,463
11,410	Spanish Broadcasting Systems, Inc. (b) (c)	112,274
31,535	The Reader’s Digest Association, Inc. (Class A)	460,096
2,927	Thomas Nelson, Inc. (c)	57,223
12,026	TiVo, Inc. (b) (c)	79,612
16,599	Valassis Communications, Inc. (b)	490,998

See accompanying notes to schedule of investments.

MSF-110

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Media—(Continued)
4,291	World Wrestling Entertainment, Inc. (b)	$52,436
4,552	Young Broadcasting, Inc. (b) (c)	49,480

		6,892,070

	Metals & Mining—1.7%
32,087	AK Steel Holding Corp. (b) (c)	261,830
29,950	Allegheny Technologies, Inc.	546,587
6,088	Brush Engineered Material, Inc. (b)	126,082
7,590	Carpenter Technology Corp.	362,347
6,485	Century Aluminum Co.	179,829
3,243	Cleveland Cliffs, Inc. (c)	262,261
67,699	Coeur D’Alene Mines Corp. (c)	320,893
8,935	Commercial Metals Co.	354,898
4,983	Compass Minerals International, Inc.	110,623
5,080	Gibraltor Steel Corp. (c)	183,693
38,880	Hecla Mining Co. (c)	289,267
5,790	Metal Management, Inc.	105,262
6,635	Metals USA, Inc. (b) (c)	117,705
5,614	NN, Inc.	64,280
6,060	NS Group, Inc.	112,110
8,702	Oregon Steel Mills, Inc. (b) (c)	144,714
4,852	Quanex Corp.	248,811
5,285	Royal Gold, Inc. (c)	90,268
6,797	RTI International Metals, Inc.	131,658
7,775	Ryerson Tull, Inc. (c)	133,497
6,346	Schnitzer Steel Industries, Inc. (c)	205,293
11,625	Steel Dynamics, Inc. (c)	448,958
3,366	Steel Technologies, Inc. (c)	86,227
12,963	Stillwater Mining Co. (b) (c)	200,927
2,203	Titanium Metals Corp.	51,682
26,522	USEC, Inc.	275,033
2,651	Wheeling Pittsburgh Corp.	83,003

		5,497,738

	Multi-Utilities—0.4%
74,687	Aquila, Inc. (b) (c)	233,024
14,542	Avista Corp. (c)	263,210
131,826	Calpine Corp. (b) (c)	382,295
34,926	Sierra Pacific Resources (c)	312,588

		1,191,117

	Multiline Retail—0.3%
15,777	99 Cents Only Stores (b) (c)	224,507
13,765	Fred’s, Inc. (c)	247,220
1,900	ProcureNet, Inc. (i)	0
9,069	ShopKo Stores, Inc. (b)	157,891
7,397	Stein Mart, Inc. (b)	112,582
8,286	Tuesday Morning Corp. (b)	256,203

		998,403

	Oil & Gas—3.0%
5,627	Berry Petroleum Co. (b)	206,680
7,247	Brigham Exploration Co. (c)	68,122
10,438	Cabot Oil & Gas Corp.	468,666
4,125	Callon Petroleum Co. (b)	52,305

Shares		Value

	Oil & Gas—(Continued)
6,081	Cheniere Energy, Inc. (c)	$120,161
13,034	Cimarex Energy Co.	455,408
10,637	Comstock Resources, Inc. (b)	222,526
5,181	Delta Petroleum Corp. (c)	67,560
17,365	Denbury Resources, Inc. (b)	441,071
4,235	Edge Petroleum Corp.	67,633
4,200	Education Lending Group, Inc. (c)	62,076
7,156	Encore Aquisition Co. (b) (c)	246,882
6,784	Energy Partners, Ltd. (b) (c)	110,444
3,233	Energysouth, Inc. (c)	88,086
15,805	Forest Oil Corp.	476,047
8,619	Frontier Oil Corp. (c)	203,495
8,709	FX Energy, Inc. (c)	78,729
3,544	Giant Industries, Inc. (b)	86,119
6,432	Holly Corp. (c)	164,016
4,008	Houston Exploration Co. (b)	237,875
14,934	KCS Energy, Inc. (b)	207,732
25,812	Magnum Hunter Resources, Inc. (b) (c)	297,870
4,011	McMoran Exploration Co. (b) (c)	52,263
19,468	Meridian Resource Corp. (b) (c)	171,902
13,199	Mission Resources Corp.	83,022
8,618	Overseas Shipholding Group, Inc. (c)	427,797
5,791	Penn Virginia Corp.	229,266
5,229	Petroleum Development Corp.	229,135
25,043	Plains Exploration & Production Co. (b)	597,526
9,308	Quicksilver Resources, Inc. (b) (c)	304,092
20,296	Range Resources Corp. (b)	354,977
6,868	Remington Oil Gas Corp. (b)	180,285
5,263	Resource America, Inc.	124,154
7,514	Spinnaker Exploration Co. (b)	263,291
9,540	St. Mary Land & Exploration Co.	379,787
7,009	Stone Energy Corp. (b)	306,714
8,423	Swift Energy Co. (b)	201,815
21,765	Tesoro Petroleum Corp. (b)	642,720
3,958	Todco	68,671
17,552	Vintage Petroleum, Inc.	352,269
5,695	Whiting Petroleum Corp. (c)	173,128

		9,572,317

	Paper & Forest Products—0.4%
8,960	Buckeye Technologies, Inc. (b) (c)	99,904
3,743	Deltic Timber Corp. (b) (c)	148,934
9,400	Glatfelter	116,466
5,609	Pope & Talbot, Inc.	98,718
9,301	Potlatch Corp.	435,380
14,665	Wausau-Mosinee Paper Corp.	244,172

		1,143,574

	Personal Products—0.4%
5,452	Chattem, Inc. (c)	175,827
1,701	DEL Laboratories, Inc.	56,133
7,262	Elizabeth Arden, Inc. (b)	152,938
12,513	Harvest Natural Resources, Inc.	207,716
4,832	Mannatech, Inc. (c)	67,744
3,864	Nature’s Sunshine Products, Inc.	58,617

See accompanying notes to schedule of investments.

MSF-111

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Personal Products—(Continued)
16,776	NU Skin Enterprises, Inc. (c)	$394,404
9,893	Playtex Products, Inc. (b)	62,326
47,536	Revlon, Inc.	119,791

		1,295,496

	Pharmaceuticals—2.2%
5,613	Able Laboratories, Inc. (c)	107,545
13,429	Adolor Corp. (b) (c)	151,076
13,761	Alpharma, Inc.	251,689
7,941	Antigenics, Inc. (b) (c)	47,884
14,575	Ariad Pharmaceuticals, Inc. (b) (c)	97,507
12,957	Atherogenics, Inc. (c)	426,933
7,963	Atrix Laboratories, Inc. (b)	244,384
5,447	Bentley Pharmaceuticals, Inc.	57,684
5,194	Bone Care International, Inc. (b)	126,214
4,061	Bradley Pharmaceuticals, Inc. (b)	82,641
10,000	Connetics Corp. (b) (c)	270,200
9,721	Cypress Biosciences, Inc.	113,444
12,664	Discovery Laboratories, Inc. (c)	84,849
4,445	Dov Pharmaceutical, Inc.	76,187
5,329	Dusa Pharmaceuticals, Inc. (b)	61,177
8,584	First Horizon Pharmaceutical (b) (c)	171,766
17,970	Genaera Corp. (c)	70,263
15,206	Guilford Pharmaceuticals, Inc. (b) (c)	76,030
4,898	Hollis-Eden Pharmaceuticals, Inc. (c)	52,751
15,628	Impax Laboratories, Inc. (b) (c)	240,046
12,311	Inspire Pharmaceutical, Inc. (b)	193,652
11,199	K-V Pharmaceutical Co. (Class A) (b) (c)	200,462
23,637	Ligand Pharmaceuticals, Inc. (Class B) (b) (c)	236,843
4,398	Mannkind Corp.	88,136
3,376	Nitromed, Inc.	80,484
7,233	Noven Pharmaceuticals, Inc. (b)	150,736
12,013	NPS Pharmaceuticals, Inc. (b)	261,643
20,236	Oscient Pharmaceuticals Corp. (c)	71,838
8,321	Pain Therapeutics, Inc. (b) (c)	59,828
13,003	Palatin Technologies, Inc.	37,839
10,957	Par Pharmaceutical Cos., Inc. (b)	393,685
5,789	Penwest Pharmaceuticals Co. (b) (c)	65,358
21,707	Perrigo Co.	446,079
6,732	Pharmacyclics, Inc. (b) (c)	69,407
4,783	Pharmion Corp. (b)	247,262
29,162	Pharmos Corp. (b) (c)	83,987
7,383	Pozen, Inc. (b) (c)	64,527
10,936	Salix Pharmaceuticals, Ltd. (c)	235,343
3,867	SFBC International, Inc.	101,741
11,320	Supergen, Inc. (b) (c)	69,958
14,808	The Medicines Co. (b)	357,465
4,867	Trimeris, Inc. (b) (c)	73,248
26,719	Valeant Pharmaceuticals International, Inc. (c)	644,462
15,418	Zila, Inc. (c)	63,522

		7,107,775

	Real Estate—7.2%
8,031	Acadia Realty Trust (REIT) (c)	118,457
8,033	Affordable Residential Communities (c)	117,282

Shares		Value

	Real Estate—(Continued)
712	Alexander’s, Inc. (REIT) (b) (c)	$141,759
5,881	Alexandria Real Estate Equities, Inc. (REIT) (c)	386,499
3,997	American Campus Communities, Inc. (REIT)	75,583
34,894	American Financial Reality Trust	492,354
10,923	American Home Mortgage Investment Corp. (REIT)	305,298
8,125	AMLI Residential Properties Trust (REIT) (c)	248,219
17,065	Anthracite Capital, Inc. (REIT) (c)	189,763
13,991	Anworth Mortgage Asset Corp. (REIT) (c)	159,218
2,373	Arbor Realty Trust, Inc. (REIT)	52,681
6,766	Ashford Hospitality Trust, Inc. (REIT) (c)	63,600
1,399	Avatar Holding, Inc. (b)	59,388
4,713	Bedford Property Investors, Inc. (REIT) (c)	142,992
8,757	BioMed Realty Trust, Inc. (REIT)	154,036
5,473	Bluegreen Corp. (c)	60,915
15,113	Brandywine Realty Trust (REIT) (b)	430,418
5,206	Brookfield Homes Corp.	137,178
10,404	Capital Automotive (REIT) (c)	325,333
7,524	Capital Lease Funding, Inc. (c)	83,065
3,168	Capital Trust, Inc.	92,189
4,958	Capstead Mortgage Corp. (REIT) (c)	61,727
17,283	CarrAmerica Realty Corp. (REIT)	565,154
8,042	CB Richard Ellis Group, Inc.	185,770
5,543	Cedar Shopping Centers, Inc.	77,325
6,234	Colonial Properties Trust (REIT)	250,732
15,740	Commercial Net Lease Realty (REIT) (c)	286,783
2,042	Consolidated Tomoka Land Co.	71,021
15,065	Cornerstone Realty Income Trust, Inc. (REIT) (c)	147,034
10,355	Corporate Office Properties Trust (REIT)	265,295
3,708	Correctional Properties Trust (REIT) (c)	101,228
11,212	Corrections Corp. of America (b)	396,456
11,460	Cousins Properties, Inc. (REIT)	393,193
8,360	CRT Properties, Inc. (REIT) (c)	179,322
6,425	EastGroup Properties, Inc. (REIT)	213,310
7,169	Entertainment Properties Trust (REIT) (c)	270,988
13,405	Equity Inns, Inc. (REIT) (c)	132,441
9,921	Equity One, Inc. (REIT) (c)	194,650
7,281	Essex Property Trust, Inc. (REIT)	523,140
6,621	Extra Space Storage, Inc. (REIT)	84,418
14,930	FelCor Lodging Trust, Inc. (REIT) (c)	168,858
12,667	First Industrial Realty Trust, Inc. (REIT)	467,412
9,807	Gables Residential Trust (REIT)	334,909
6,406	Getty Realty Corp. (REIT) (c)	167,965
8,997	Glenborough Realty Trust, Inc. (REIT) (c)	186,868
10,960	Glimcher Realty Trust (REIT) (c)	266,328
3,174	Global Signal, Inc. (REIT)	72,685
6,482	Government Properties Trust, Inc. (REIT) (c)	61,579
14,975	Healthcare Realty Trust, Inc. (REIT)	584,624
8,714	Heritage Property Investment Trust, Inc. (REIT) (c)	254,187
11,307	Highland Hospitality Corp. (REIT) (c)	128,900
16,888	Highwoods Properties, Inc. (REIT) (c)	415,614
9,766	Home Properties of New York, Inc. (REIT)	386,343
11,206	HomeBanc Corp. (REIT)	100,854
20,757	IMPAC Mortage Holdings, Inc. (REIT) (c)	545,909
8,950	Innkeepers USA Trust (REIT)	111,338
12,856	Investors Real Estate Trust (REIT) (c)	128,689
9,594	Jones Lang LaSalle, Inc. (b)	316,698

See accompanying notes to schedule of investments.

MSF-112

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Real Estate—(Continued)
9,173	Kilroy Realty Corp. (REIT) (c)	$348,849
5,661	Kite Realty Group Trust (REIT)	74,442
8,485	Kramont Realty Trust (REIT)	157,821
8,909	LaSalle Hotel Properties (REIT)	245,888
5,017	Levitt Corp.	117,699
15,085	Lexington Corporate Properties Trust (REIT)	327,495
5,486	LNR Property Corp. (c)	339,638
4,753	LTC Properties, Inc. (REIT)	85,031
11,837	Luminent Mortgage Capital, Inc.	150,093
10,875	Maguire Properties, Inc.	264,371
5,539	Manufactured Home Communities, Inc. (REIT) (c)	184,116
27,812	MeriStar Hospitality Corp. (REIT) (c)	151,575
24,162	MFA Mortgage Investment, Inc. (REIT)	222,532
5,736	Mid-America Apartment Communities, Inc. (REIT) (c)	223,417
6,339	Mission West Properties, Inc. (REIT) (c)	65,609
6,746	National Health Investors, Inc. (REIT) (b)	191,856
20,837	Nationwide Health Properties, Inc. (REIT)	432,368
10,790	Newcastle Investment Corp. (REIT)	331,253
7,683	Novastar Financial, Inc. (REIT) (c)	334,979
15,032	Omega Healthcare Investors, Inc. (REIT)	161,744
3,560	Parkway Properties, Inc. (REIT)	165,362
10,295	Pennsylvania Real Estate Investment Trust (REIT)	398,005
12,685	Post Properties, Inc. (REIT)	379,282
14,162	Prentiss Properties Trust (REIT) (c)	509,832
7,149	Price Legacy Corp (REIT) (c)	135,474
4,969	PS Business Parks, Inc. (REIT)	198,015
7,833	RAIT Investment Trust (REIT)	214,233
4,666	Ramco-Gershenson Property Trust (REIT)	126,355
12,598	Realty Income Corp. (c)	567,288
5,541	Redwood Trust, Inc. (REIT)	345,869
3,616	Saul Centers, Inc. (REIT)	118,894
17,568	Senior Housing Properties Trust (REIT)	313,062
4,943	Sovran Self Storage, Inc. (REIT) (c)	193,667
6,612	Strategic Hotel Capital, Inc. (REIT)	89,394
9,733	Summit Properties, Inc. (REIT)	263,278
4,815	Sun Communities, Inc. (REIT) (c)	188,700
4,392	Tanger Factory Outlet Centers, Inc. (REIT)	196,674
15,638	Taubman Centers, Inc. (REIT)	403,930
4,740	The Town & Country Trust (REIT) (c)	120,633
10,225	Trammell Crow Co. (b)	160,737
8,052	U.S. Restaurant Properties, Inc. (REIT) (c)	135,998
3,614	Universal Health Realty Income Trust, Inc. (REIT)	109,504
6,696	Urstadt Biddle Properties, Inc. (REIT)	102,047
13,659	Washington Real Estate Investment Trust (REIT)	413,868
7,812	Winston Hotels, Inc. (REIT)	83,588

		23,280,439

	Road & Rail—1.5%
7,727	Arkansas Best Corp. (b)	282,963
3,030	Covenant Transport, Inc. (b)	58,540
8,318	Dollar Thrifty Automotive Group, Inc. (b) (c)	202,377
6,933	Florida East Coast Indiana, Inc. (c)	260,334
6,063	Genesee & Wyoming, Inc.	153,515
13,349	Heartland Express, Inc. (b) (c)	246,280
18,824	Kansas City Southern Industries, Inc. (b) (c)	285,560

Shares		Value

	Road & Rail—(Continued)
10,814	Knight Transportation, Inc. (b)	$231,636
33,125	Laidlaw International, Inc. (c)	544,906
9,347	Landstar System, Inc. (b)	548,482
3,152	Marten Transport, Ltd. (b)	55,065
5,547	Old Dominion Freight Line, Inc. (b)	159,809
9,019	Overnite Corp.	283,467
9,020	Pacer International, Inc.	147,928
2,239	PDI, Inc.	60,431
12,004	RailAmerica, Inc. (b) (c)	132,644
4,969	SCS Transportation, Inc.	94,113
15,956	Swift Transportation Co., Inc. (b)	268,380
8,299	USF Corp.	297,851
15,392	Werner Enterprises (c)	297,219

		4,611,500

	Semiconductors & Equipment—3.1%
8,453	Actel Corp. (b)	128,486
3,170	ADE Corp. (b) (c)	54,001
5,562	Advanced Energy Industries, Inc. (b) (c)	51,671
10,109	AMIS Holdings, Inc. (b) (c)	136,674
7,447	Artisan Components, Inc.	216,782
16,323	Asyst Technologies, Inc. (b) (c)	83,411
9,517	ATMI, Inc. (b) (c)	194,908
34,912	Axcelis Technologies, Inc. (b) (c)	289,071
15,356	Brooks Automation, Inc. (b)	217,287
7,983	Cabot Microelectronics Corp. (b) (c)	289,384
7,052	California Micro Devices Corp. (c)	54,512
24,607	Cirrus Logic, Inc. (b) (c)	117,375
6,914	Cohu, Inc.	102,189
30,683	Credence Systems Corp. (b) (c)	220,918
11,512	Cymer, Inc. (b) (c)	329,934
2,228	Diodes, Inc. (c)	57,393
9,744	DSP Group, Inc. (b)	205,111
3,951	Dupont Photomasks, Inc. (b) (c)	67,325
14,120	Entegris, Inc. (b)	117,761
11,737	ESS Technology, Inc. (b)	80,398
14,200	Exar Corp. (b) (c)	201,072
7,395	FEI Co. (b) (c)	146,125
8,975	FormFactor, Inc. (b) (c)	173,846
12,064	Genesis Microchip, Inc.	162,864
9,273	Helix Technology Corp. (c)	126,066
33,601	Integrated Device Technology, Inc. (b) (c)	320,217
12,062	Integrated Silicon Solution, Inc. (b) (c)	87,691
22,880	Kopin Corp. (b) (c)	93,122
17,667	Kulicke & Soffa Industries, Inc. (b) (c)	99,819
35,882	Lattice Semiconductor Corp. (b)	176,181
15,723	LTX Corp. (b) (c)	85,061
13,025	Mattson Technology, Inc. (b) (c)	100,162
21,960	Micrel, Inc. (b) (c)	228,604
20,544	Microsemi Corp. (b)	289,670
16,160	Microtune, Inc. (b)	85,325
33,697	Mindspeed Technologies, Inc. (c)	67,394
13,635	MIPS Technologies, Inc. (b)	77,719
10,424	MKS Instruments, Inc. (b)	159,696
13,263	Mykrolis Corp. (c)	133,558

See accompanying notes to schedule of investments.

MSF-113

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Semiconductors & Equipment—(Continued)
16,788	OmniVision Technologies, Inc. (b) (c)	$237,550
38,899	ON Semiconductor Corp. (b) (c)	121,754
5,114	PDF Solutions, Inc.	62,135
6,962	Pericom Semiconductor Corp. (b)	67,253
9,583	Photronics, Inc. (b) (c)	159,269
13,479	Pixelworks, Inc. (b) (c)	134,925
6,528	PLX Technology, Inc. (b) (c)	47,067
9,121	Power Integrations, Inc. (b)	186,342
60,946	RF Micro Devices, Inc. (b) (c)	386,398
3,886	Rudolph Technologies, Inc. (b)	65,052
7,937	Sigmatel, Inc. (b) (c)	168,344
24,644	Silicon Image, Inc. (b)	311,500
28,215	Silicon Storage Technology, Inc. (b) (c)	179,730
2,089	Siliconix, Inc. (b)	74,849
3,789	Sirf Technology Holdings, Inc.	53,917
47,458	Skyworks Solutions, Inc. (b)	450,851
6,018	Standard Microsystems Corp. (b)	105,375
1	STATS ChipPAC, Ltd. (ADR) (b)	3
3,144	Supertex, Inc. (b)	61,088
7,847	Tessera Technologies, Inc. (b)	173,419
52,041	Transmeta Corp. (c)	65,572
6,244	Trident Microsystems, Inc. (c)	62,877
47,255	TriQuint Semiconductor, Inc. (b) (c)	184,294
7,164	Ultratech Stepper, Inc. (b)	112,260
11,577	Varian Semiconductor Equipment, Inc. (b)	357,729
72,887	Vitesse Semiconductor Corp. (c)	198,981
14,401	Zoran Corp. (b)	226,384

		10,083,701

	Software—3.3%
17,605	Actuate Corp. (b) (c)	62,146
7,677	Advent Software, Inc. (b)	129,204
16,292	Agile Software Corp. (b) (c)	129,196
4,650	ANSYS, Inc.	231,244
20,569	Ascential Software Corp. (b) (c)	277,064
12,519	Aspen Technology, Inc. (b) (c)	87,508
9,546	Authentidate Holding Corp. (c)	57,849
25,131	Borland Software Corp. (b) (c)	209,844
23,667	Chordiant Software, Inc.	68,871
5,421	Concord Communications, Inc. (b) (c)	48,382
7,655	Concur Technologies, Inc. (c)	80,301
11,650	Dendrite International, Inc.	187,798
7,848	Diamondcluster International, Inc. (b)	95,746
19,793	E. Piphany, Inc. (b)	79,766
13,688	Eclipsys Corp. (b) (c)	213,533
7,079	Embarcadero Technologies, Inc. (b)	59,888
17,289	Entrust, Inc. (b)	43,741
14,628	Epicor Software Corp.	175,975
4,544	EPIQ System, Inc. (b) (c)	70,795
6,508	FactSet Research Systems, Inc. (c)	313,686
3,508	Faro Technologies, Inc. (c)	71,353
12,065	Filenet Corp. (b) (c)	210,655
12,260	Hyperion Solutions Corp. (b) (c)	416,717
7,791	Inet Technologies, Inc. (b)	98,011
27,709	Informatica Corp. (b) (c)	162,098

Shares		Value

	Software—(Continued)
11,469	Intervoice, Inc. (b) (c)	$123,521
9,136	Ivillage, Inc. (b) (c)	54,816
9,424	JDA Software Group, Inc. (b) (c)	101,968
12,077	KFX, Inc. (c)	93,114
9,350	Kronos, Inc. (b) (c)	414,111
18,216	Lawson Software, Inc. (b)	102,010
15,747	Macrovision Corp. (b) (c)	379,188
7,910	Magma Design Automation, Inc. (c)	119,283
6,849	Mapics, Inc.	61,983
6,753	MapInfo Corp. (b)	72,932
23,916	Mentor Graphics Corp. (c)	262,239
3,753	Merge Technologies, Inc.	64,777
25,452	Micromuse, Inc. (b)	93,663
4,770	Micros Systems, Inc. (b)	238,834
3,790	MicroStrategy, Inc.	155,731
6,430	MRO Software, Inc. (b) (c)	64,300
10,246	MSC.Software Corp. (b) (c)	82,378
18,957	NETIQ Corp. (b)	202,840
3,947	Open Solutions, Inc.	98,557
10,674	Packeteer, Inc. (b) (c)	115,386
4,156	PalmSource, Inc. (b) (c)	86,195
85,578	Parametric Technology Corp. (b) (c)	451,852
7,725	Plato Learning, Inc. (b)	68,289
9,289	Progress Software Corp. (b)	184,851
1,152	Quality Systems, Inc. (c)	58,187
16,049	Quest Software, Inc. (b) (c)	178,465
5,906	RadiSys Corp. (b) (c)	82,389
2,952	Renaissance Learning, Inc. (b) (c)	63,970
19,717	RSA Security, Inc. (b) (c)	380,538
1	Safalink Corp.	3
7,401	SafeNet, Inc. (c)	195,238
4,042	Salesforce.com, Inc.	63,176
26,265	ScanSoft, Inc. (c)	107,161
7,904	SeaChange International, Inc. (b) (c)	126,385
12,086	Secure Computing Corp. (b) (c)	91,733
8,957	Serena Software, Inc. (b) (c)	149,851
5,380	Sonic Solutions, Inc. (b)	87,802
4,095	SPSS, Inc. (b)	54,586
3,686	SS&C Technologies, Inc.	71,988
14,659	Take-Two Interactive Software, Inc. (b) (c)	481,548
4,488	TALX Corp. (b)	103,628
12,229	THQ, Inc. (b) (c)	237,976
11,959	Transaction Systems Architects, Inc. (Class A) (b)	222,258
3,696	Ulticom, Inc. (b)	54,590
5,243	Ultimate Software Group, Inc.	64,384
3,829	Verint Systems, Inc.	141,060
9,757	Verity, Inc. (b) (c)	125,670
25,836	Wind River Systems, Inc. (b)	315,199
6,845	Witness Systems, Inc. (b)	109,999

		10,754,171

	Specialty Retail—2.9%
4,205	A.C. Moore Arts & Crafts, Inc. (b) (c)	103,990
12,801	Aaron Rents, Inc. (Class B) (c)	278,550
17,662	Aeropostale, Inc. (b)	462,744

See accompanying notes to schedule of investments.

MSF-114

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Specialty Retail—(Continued)
1,395	America’s Car-Mart, Inc. (c)	$47,081
6,591	Big 5 Sporting Goods Corp.	150,275
6,538	Brookstone, Inc.	123,503
3,295	Buckle, Inc. (b) (c)	90,514
3,822	Building Materials Holdings Corp.	105,181
6,057	Burlington Coat Factory Warehouse Corp. (b)	128,590
5,528	Cato Corp.	122,998
36,594	Charming Shoppes, Inc. (c)	260,549
5,550	Childrens Place Retail Stores, Inc. (b) (c)	132,700
11,991	Christopher & Banks Corp. (c)	191,976
4,194	Cole National Corp. (b) (c)	116,216
7,641	Cost Plus, Inc. (b) (c)	270,339
14,942	CSK Auto Corp. (b) (c)	199,027
9,566	Dick’s Sporting Goods, Inc. (b) (c)	340,741
8,168	Dress Barn, Inc. (b) (c)	142,532
4,422	Electronics Boutique Holding Corp. (c)	150,790
4,430	Gamestop Corp. (Class A) (b) (c)	81,999
7,205	Genesco, Inc. (b) (c)	169,678
7,543	Goody’s Family Clothing, Inc. (c)	63,512
5,854	Group 1 Automotive, Inc. (b)	159,697
7,791	Guitar Center, Inc. (b) (c)	337,350
4,608	Hancock Fabrics, Inc. (c)	55,204
5,275	Haverty Furniture Cos., Inc. (c)	92,523
7,557	Hibbett Sporting Goods, Inc. (b) (c)	154,843
19,040	Hollywood Entertainment Corp. (b)	187,925
16,778	Hot Topic, Inc. (b) (c)	285,897
6,543	Jo Ann Stores, Inc. (c)	183,466
2,827	JoS. A. Bank Clothiers, Inc. (b) (c)	78,244
13,942	Linens ‘N Things, Inc. (b)	323,036
4,339	Lithia Motors, Inc. (b)	92,247
3,183	Monro Muffler Brake, Inc.	69,549
9,750	Movie Gallery, Inc. (c)	170,917
3,956	Party City Corp. (b)	58,430
21,098	Payless Shoesource, Inc. (b) (c)	213,723
18,411	Pep Boys-Manny Moe & Jack	257,754
6,328	Rent-Way, Inc. (b) (c)	43,347
11,658	Select Comfort Corp. (c)	212,176
3,126	Sharper Image Corp. (c)	67,053
9,745	Sonic Automotive, Inc.	195,387
6,031	Stage Stores, Inc.	206,381
6,663	TBC Corp. (b)	148,851
11,157	The Bombay Co., Inc. (c)	81,781
6,806	The Finish Line, Inc. (Class A)	210,441
9,692	The Gymboree Corp. (b)	139,565
9,582	The Men’s Wearhouse, Inc. (b) (c)	278,357
7,197	The Sports Authority, Inc. (b) (c)	166,970
12,243	Too, Inc. (b)	221,231
10,197	Tractor Supply Co. (b)	320,594
7,783	Trans World Entertainment Corp. (b)	76,040
6,364	United Auto Group, Inc. (b)	159,673
3,991	West Marine, Inc. (b) (c)	85,328
16,716	Zale Corp. (b)	469,720

		9,537,185

Shares		Value

	Textiles, Apparel & Luxury Goods—1.0%
6,358	Brown Shoe Co., Inc. (b)	$159,331
2,235	Carter’s Inc. (b) (c)	61,887
2,327	Cherokee, Inc. (c)	55,522
3,013	Deckers Outdoor Corp. (c)	102,442
6,509	DHB Industries, Inc. (c)	92,428
4,996	Guess?, Inc.	88,979
7,913	Hartmarx Corp. (c)	58,714
9,373	K-Swiss, Inc. (c)	180,430
9,059	Kellwood Co.	330,201
2,769	Kenneth Cole Productions, Inc. (b)	77,920
4,534	Movado Group, Inc. (c)	77,078
4,440	Oxford Industries, Inc. (c)	165,390
8,966	Phillips Van Heusen Corp.	199,762
17,396	Quiksilver, Inc. (b) (c)	442,206
9,455	Russell Corp. (c)	159,222
6,446	Skechers U. S. A., Inc. (b) (c)	93,596
3,352	Steven Madden, Ltd. (b) (c)	59,163
13,783	Stride Rite Corp.	141,276
14,705	The Warnaco Group, Inc.	326,892
3,018	UniFirst Corp.	86,315
10,564	Wellman, Inc. (c)	89,583
12,373	Wolverine World Wide, Inc.	311,800

		3,360,137

	Thrifts & Mortgage Finance—1.9%
5,304	Accredited Home Lenders Holding Co. (c)	204,310
25,229	Bank Mutual Corp.	302,748
4,713	Bank United Corp. (c)	283
14,201	BankAtlantic Bancorp, Inc. (Class A)	260,162
8,289	BankUnited Financial Corp. (b)	241,624
1,717	Berkshire Hill Bancorp, Inc.	63,443
19,909	Brookline Bancorp, Inc. (c)	311,974
13,876	Charter Municipal Mortgage Acceptance Co. (c)	305,133
2,020	Citizens First Bancorp, Inc. (c)	50,682
4,664	Clifton Savings Bancorp (c)	54,382
4,289	Coastal Financial Corp. (c)	61,976
11,762	Community First Bankshares, Inc.	377,090
2,819	Federal Agricultural Mortage Corp. (b) (c)	62,554
3,744	Fidelity Bankshares, Inc.	139,239
26,558	First Niagara Financial Group, Inc.	355,346
5,245	First Place Financial Corp. (c)	104,900
10,415	Flagstar Bancorp, Inc. (c)	221,631
5,115	Flushing Financial Corp.	97,236
3,600	Franklin Bank Corp. (b) (c)	61,380
3,939	Gladstone Capital Corp. (c)	89,455
3,556	Horizon Financial Corp. (c)	68,311
10,820	Hudson River Bancorp, Inc.	205,363
1,943	ITLA Capital Corp. (c)	89,767
9,880	KNBT Bancorp	166,379
9,026	New Century Financial Corp. (c)	543,546
6,125	Northwest Bancorp, Inc.	138,854
10,422	Partners Trust Financial Group, Inc. (c)	107,972
10,364	Provident Bankshares Corp.	347,712
23,671	Provident Financial Services, Inc.	408,323
5,112	TierOne Corp.	117,883

See accompanying notes to schedule of investments.

MSF-115

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Bonds & Notes—0.0%

Shares		Value

	Thrifts & Mortgage Finance—(Continued)
9,060	Waypoint Financial Corp.	$249,784
2,138	WSFS Financial Corp.	106,900

		5,916,342

	Tobacco—0.3%
14,141	Dimon, Inc. (c)	83,291
4,343	Schweitzer-Mauduit International, Inc.	140,713
4,780	Standard Commercial Corp.	75,285
10,310	Star Scientific, Inc.	61,035
7,899	Universal Corp.	352,611
8,891	Vector Group, Ltd. (c)	133,638

		846,573

	Trading Companies & Distributors—0.0%
1,405	Lawson Products, Inc. (c)	57,563

	Water Utilities—0.2%
4,979	American States Water Co. (c)	123,977
5,594	California Water Service Group	164,296
2,619	Connecticut Water Service, Inc. (c)	69,246
3,736	Middlesex Water Co. (c)	66,949
2,310	SJW Corp.	76,276
5,251	Southwest Water Co. (c)	64,325

		565,069

	Wireless Telecommunication Services—0.3%
3,821	Airgate PCS, Inc. (c)	74,891
5,657	Arch Wireless, Inc. (c)	162,526
5,257	Boston Communications Group, Inc. (b) (c)	46,104
3,805	EMS Technologies, Inc.	65,636
1,750	Metrocall Holdings, Inc. (c)	113,487
12,775	Price Communications Corp. (b)	194,819
13,967	SBA Communications Corp. (b)	97,769
15,443	Wireless Facilities, Inc. (b) (c)	107,638

		862,870

	Total Common Stocks (Identified Cost $281,148,718)	315,949,473

Face Amount		Value

	Real Estate—0.0%
$3,000	Brookfield Homes Corp. 12.000%, 06/30/20 (c)	$3,120

	Total Bonds & Notes (Identified Cost $3,000)	3,120

Warrants—0.0%
Shares

	Communications Equipment—0.0%
843	Redback Networks, Inc. Exercise Price $9.50 (b)	3,372
801	Redback Networks, Inc. Exercise Price $5.00 (b)	2,603

		5,975

	Oil & Gas—0.0%
986	Magnum Hunter Resources, Inc. (b) (c)	405

	Total Warrants (Identified Cost $48,930)	6,380

Short Term Investments—2.4%
Face Amount

	Discount Notes—2.4%
$3,975,000	Federal Home Loan Bank 1.500%, 10/01/04	$3,975,000
4,000,000	Federal Home Loan Mortgage Corp. 1.750%, 12/07/04	3,986,972

		7,961,972

	Total Short Term Investments (Identified Cost $7,961,972)	7,961,972

	Total Investments—100.1% (Identified Cost $289,162,620) (a)	323,920,945
	Other assets less liabilities	(475,732)

	Total Net Assets—100%	$323,445,213

Futures Contracts
Futures Contracts Long	Number of Contracts	Expiration Date	Contract Amount	Valuation as of 09/30/04	Unrealized Appreciation
Russell 2000 Index	26	12/16/2004	$7,325,705	$7,462,000	$136,295

See accompanying notes to schedule of investments.

MSF-116

Metropolitan Series Fund, Inc.

State Street Research Aurora Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—95.9% of Total Net Assets

Shares		Value

	Aerospace & Defense—3.0%
348,900	AAR Corp. (c)	$4,343,805
69,500	Alliant Techsystems, Inc. (b)	4,204,750
131,300	Esterline Technologies Corp. (c)	4,016,467
155,600	HEICO Corp. (c)	2,751,008
15,580	HEICO Corp. (Class A)	210,018
116,300	Herley Industries, Inc. (b) (c)	2,173,647
183,700	Teledyne Technologies, Inc. (b)	4,599,848
109,900	Triumph Group, Inc. (b)	3,717,917

		26,017,460

	Air Freight & Couriers—0.8%
228,300	EGL, Inc. (b)	6,908,358

	Airlines—0.9%
125,400	Alaska Air Group, Inc. (b) (c)	3,107,412
437,900	Mesa Air Group, Inc. (b) (c)	2,233,290
159,000	SkyWest, Inc. (c)	2,392,950

		7,733,652

	Auto Components—1.3%
50,800	American Axle & Manufacturing Holdings, Inc. (b)	1,486,408
99,330	BorgWarner, Inc.	4,299,996
246,200	Cooper Tire & Rubber Co.	4,965,854
504,700	Tower Automotive, Inc. (b) (c)	1,054,823

		11,807,081

	Biotechnology—0.6%
296,800	Albany Molecular Research, Inc. (b)	2,849,280
233,400	InterMune, Inc. (b) (c)	2,751,786

		5,601,066

	Building Products—1.6%
232,650	Apogee Enterprises, Inc. (c)	3,008,165
298,400	Comfort Systems USA, Inc. (b)	1,969,440
124,500	ElkCorp	3,456,120
308,300	Jacuzzi Brands, Inc.	2,867,190
53,500	Trex Co., Inc. (b) (c)	2,368,980

		13,669,895

	Capital Markets—1.9%
89,300	A.G. Edwards, Inc.	3,091,566
55,600	Affiliated Managers Group, Inc. (b)	2,976,824
188,700	American Capital Strategies, Ltd. (c)	5,913,858
216,600	MCG Capital Corp. (c)	3,760,176
61,900	SWS Group, Inc. (c)	995,352

		16,737,776

	Chemicals—4.6%
544,010	Agrium, Inc.	9,661,618
177,500	Cambrex Corp. (c)	3,896,125
171,600	Ferro Corp.	3,742,596

Shares		Value

	Chemicals—(Continued)
207,600	IMC Global, Inc.	$3,610,164
270,000	Millennium Chemicals, Inc. (b) (c)	5,726,700
37,600	Minerals Technologies, Inc. (c)	2,213,136
25,200	OM Group, Inc. (b)	921,312
677,900	Omnova Solutions, Inc.	4,087,737
209,000	Sensient Technologies Corp. (c)	4,522,760
95,100	Spartech Corp. (c)	2,387,010

		40,769,158

	Commercial Banks—1.0%
305,700	Sterling Bancshares, Inc.	4,111,665
75,800	Zions Bancorp	4,626,832

		8,738,497

	Commercial Services & Supplies—2.8%
233,100	Heidrick & Struggles International, Inc. (b)	6,717,942
147,500	John H. Harland Co. (c)	4,624,125
193,200	Learning Tree International, Inc. (b) (c)	2,724,120
150,500	NCO Group, Inc. (b)	4,055,975
273,700	Steelcase, Inc. (c)	3,831,800
187,300	Tetra Technologies, Inc. (b) (c)	2,373,091
32,725	Viad Corp.	776,564

		25,103,617

	Communications Equipment—1.8%
58,100	Advanced Fibre Communications, Inc. (b)	923,790
222,900	Anaren Microwave, Inc. (b) (c)	3,000,234
405,200	Andrew Corp. (b) (c)	4,959,648
206,300	CommScope, Inc. (b) (c)	4,456,080
482,500	NMS Communications Corp. (b) (c)	2,354,600

		15,694,352

	Computers & Peripherals—1.1%
213,100	Electronics for Imaging, Inc. (b)	3,460,744
102,500	Hutchinson Technology, Inc. (b) (c)	2,739,825
1,171,600	Silicon Graphics, Inc. (b) (c)	1,675,388
431,370	Simpletech, Inc. (b) (c)	1,578,814

		9,454,771

	Construction & Engineering—1.7%
139,700	Dycom Industries, Inc. (b)	3,966,083
163,100	Insituform Technologies, Inc. (b) (c)	3,045,077
489,300	Integrated Electrical Services, Inc. (b) (c)	2,353,533
364,800	Walter Industries, Inc. (c)	5,844,096

		15,208,789

	Construction Materials—0.9%
177,300	Martin Marietta Materials, Inc.	8,026,371

	Consumer Finance—0.3%
130,800	MoneyGram International, Inc.	2,234,064

See accompanying notes to schedule of investments.

MSF-117

Metropolitan Series Fund, Inc.

State Street Research Aurora Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Containers & Packaging—1.4%
326,800	Anchor Glass Container Corp. (b) (c)	$2,683,028
284,700	Caraustar Industries, Inc.	4,774,419
207,100	Packaging Corp. of America	5,067,737

		12,525,184

	Diversified Financial Services—1.0%
256,100	GATX Corp. (c)	6,827,626
223,900	Medallion Financial Corp. (c)	2,026,295

		8,853,921

	Diversified Telecommunication Services—0.6%
617,800	PTEK Holdings, Inc. (b)	5,294,546

	Electric Utilities—0.5%
51,000	Hawaiian Electric Industries, Inc. (c)	1,353,540
161,500	Westar Energy, Inc.	3,262,300

		4,615,840

	Electrical Equipment—2.6%
112,000	Acuity Brands, Inc.	2,662,240
24,000	C&D Technologies, Inc.	456,480
429,800	GrafTech International, Ltd. (b) (c)	5,995,710
134,500	Regal Beloit Corp. (c)	3,253,555
110,700	Roper Industries, Inc.	6,360,822
140,400	Thomas & Betts Corp.	3,765,528

		22,494,335

	Electronic Equipment & Instruments—5.1%
71,700	Anixter International, Inc. (b)	2,515,953
130,100	Avnet, Inc. (b)	2,227,312
138,600	AVX Corp. (c)	1,642,410
44,700	BEI Technologies, Inc.	1,224,780
177,200	Belden CDT, Inc. (b) (c)	3,862,960
57,900	Benchmark Electronics, Inc. (b)	1,725,420
94,300	Excel Technology, Inc. (b) (c)	2,434,826
605,200	Kemet Corp. (b)	4,896,068
136,800	Lecroy Corp. (b) (c)	2,285,928
611,300	Technitrol, Inc.	11,920,350
497,862	Veeco Instruments, Inc. (b) (c)	10,440,166

		45,176,173

	Energy Equipment & Services—5.1%
97,200	Atwood Oceanics, Inc. (b)	4,620,888
167,200	Core Laboratories NV (b)	4,111,448
685,500	Global Industries, Inc. (b)	4,236,390
856,400	Grey Wolf, Inc. (b) (c)	4,187,796
538,100	Hanover Compressor Co. (b)	7,237,445
209,700	Maverick Tube Corp. (b) (c)	6,460,857
551,600	Newpark Resources, Inc. (b) (c)	3,309,600
192,600	Veritas DGC, Inc. (b)	4,387,428
285,800	W-H Energy Services, Inc. (b)	5,930,350

		44,482,202

Shares		Value

	Food & Staples Retailing—1.6%
172,900	BJ’s Wholesale Club, Inc. (b)	$4,727,086
241,900	Longs Drug Stores Corp. (c)	5,853,980
399,200	Wild Oats Markets, Inc. (b) (c)	3,449,088

		14,030,154

	Food Products—0.4%
101,200	American Italian Pasta Co. (Class A) (c)	2,646,380
42,300	Chiquita Brands International, Inc. (b)	736,443

		3,382,823

	Gas Utilities—0.6%
181,500	NUI Corp. (c)	2,421,210
72,300	UGI Corp.	2,693,898

		5,115,108

	Health Care Equipment & Supplies—1.6%
125,800	Cytyc Corp. (b)	3,038,070
87,500	ICU Medical, Inc. (b) (c)	2,278,500
159,600	STERIS Corp. (b)	3,501,624
118,000	SurModics, Inc. (b) (c)	2,802,500
169,300	Viasys Healthcare, Inc. (b) (c)	2,832,389

		14,453,083

	Health Care Providers & Services—3.4%
218,800	Hanger Orthopedic Group, Inc. (c)	1,096,188
818,200	Hooper Holmes, Inc. (c)	3,665,536
147,200	LifePoint Hospitals, Inc. (b) (c)	4,417,472
194,400	Priority Healthcare Corp. (Class B) (b) (c)	3,917,160
313,700	Province Healthcare Co.	6,562,604
182,700	RehabCare Group, Inc. (b)	4,207,581
933,600	Stewart Enterprises, Inc.	6,488,520

		30,355,061

	Hotels, Restaurants & Leisure—4.0%
228,300	Argosy Gaming Corp. (b)	8,949,360
166,600	Boyd Gaming Corp.	4,689,790
171,400	California Pizza Kitchen, Inc. (b) (c)	3,745,090
309,800	CKE Restaurants, Inc. (c)	3,423,290
194,100	O’Charleys, Inc. (b) (c)	3,163,830
89,000	Papa John’s International, Inc. (b) (c)	2,730,520
82,500	Penn National Gaming, Inc. (b)	3,333,000
300,300	Pinnacle Entertainment, Inc. (b)	4,144,140
71,750	Ryan’s Restaurant Group, Inc. (b)	1,064,770

		35,243,790

	Household Durables—1.4%
176,100	Champion Enterprises, Inc. (b)	1,812,069
112,900	Furniture Brands International, Inc.	2,831,532
307,800	La-Z-Boy, Inc. (c)	4,672,404
182,000	Tupperware Corp.	3,090,360

		12,406,365

See accompanying notes to schedule of investments.

MSF-118

Metropolitan Series Fund, Inc.

State Street Research Aurora Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	IT Services—1.9%
284,100	Carreker Corp. (b) (c)	$2,162,001
414,700	Ciber, Inc. (b) (c)	3,118,544
149,300	Keane, Inc.	2,293,248
288,700	Perot Systems Corp. (b)	4,636,522
103,100	ProQuest Co. (b) (c)	2,649,670
51,700	StarTek, Inc. (c)	1,621,312

		16,481,297

	Industrial Conglomerates—0.3%
3,400	Gerber Scientific, Inc. (b)	22,406
154,600	Tredegar Industries, Inc. (c)	2,813,720

		2,836,126

	Insurance—3.7%
61,000	Ambac Financial Group, Inc.	4,876,950
85,100	AmerUs Group Co. (c)	3,489,100
76,083	Fidelity National Financial, Inc.	2,898,762
228,900	Harleysville Group, Inc. (c)	4,729,074
161,000	Hub International, Ltd. (c)	2,910,880
181,500	Odyssey Re Holdings Corp. (c)	4,025,670
232,900	Ohio Casualty Corp. (b)	4,874,597
59,100	Platinum Underwriters Holdings, Ltd.	1,730,448
186,900	United National Group, Ltd. (b)	2,713,788

		32,249,269

	Internet Software & Services—0.5%
420,900	EarthLink, Inc. (b)	4,335,270

	Investment Company—2.1%
160,048	iShares Russell 2000 Index Fund (c)	18,221,465

	Leisure Equipment & Products—0.4%
234,700	Callaway Golf Co. (c)	2,480,779
36,000	Steinway Musical Instructions, Inc. (b)	979,200

		3,459,979

	Machinery—8.8%
266,100	AGCO Corp. (b)	6,019,182
132,600	Federal Signal Corp. (c)	2,463,708
170,500	Flowserve Corp.	4,122,690
386,400	JLG Industries, Inc. (c)	6,491,520
183,200	Joy Global, Inc.	6,298,416
203,900	Kadant, Inc. (b) (c)	3,743,604
184,700	Navistar International Corp. (b)	6,868,993
187,500	Stewart & Stevenson Services, Inc.	3,313,125
112,700	Terex Corp.	4,891,180
163,400	The Manitowoc Co., Inc.	5,794,164
272,500	Trinity Industries, Inc. (c)	8,493,825
155,500	Valmont Industries, Inc.	3,245,285
606,100	Wabtec Corp.	11,328,009
154,400	Watts Industries, Inc. (c)	4,145,640

		77,219,341

Shares		Value

	Marine—0.4%
84,600	Kirby Corp.	$3,396,690

	Media—2.4%
83,000	Entercom Communications Corp. (b)	2,710,780
178,400	Gray Television, Inc.	2,122,960
62,400	Hollinger International, Inc. (c)	1,078,896
248,100	Journal Register Co. (b)	4,689,090
180,200	LIN TV Corp. (b) (c)	3,510,296
489,600	The Reader’s Digest Association, Inc. (Class A)	7,143,264

		21,255,286

	Metals & Mining—5.2%
425,000	Allegheny Technologies, Inc.	7,756,250
175,600	Compass Minerals International, Inc.	3,898,320
316,100	Ladish, Inc. (b)	2,892,315
131,000	Massey Energy Co. (c)	3,789,830
132,900	NN, Inc.	1,521,705
198,100	NS Group, Inc.	3,664,850
100,800	Peabody Energy Corp.	5,997,600
52,400	Phelps Dodge Corp.	4,822,372
167,300	RTI International Metals, Inc.	3,240,601
63,550	Titanium Metals Corp. (c)	1,490,883
174,400	United States Steel Corp.	6,560,928

		45,635,654

	Multiline Retail—0.2%
73,500	Dillard’s, Inc. (Class A)	1,450,890

	Oil & Gas—2.6%
121,400	Cabot Oil & Gas Corp.	5,450,860
489,200	OMI Corp. (b)	7,836,984
58,400	Spinnaker Exploration Co. (b)	2,046,336
62,300	Stone Energy Corp. (b)	2,726,248
243,200	Vintage Petroleum, Inc. (c)	4,881,024

		22,941,452

	Personal Products—0.8%
547,200	Playtex Products, Inc. (b) (c)	3,447,360
159,990	Steiner Leisure, Ltd. (b)	3,535,779

		6,983,139

	Pharmaceuticals—0.7%
273,100	Valeant Pharmaceuticals International, Inc. (c)	6,587,172

	Real Estate—1.2%
109,700	Heritage Property Investment Trust, Inc. (REIT)	3,199,949
147,900	Highland Hospitality Corp. (REIT)	1,686,060
69,700	Lexington Corporate Properties Trust (REIT)	1,513,187
59,160	Rayonier, Inc. (REIT)	2,676,398
51,200	Reckson Associates Realty Corp. (REIT)	1,472,000

		10,547,594

	Road & Rail—0.3%
214,900	RailAmerica, Inc. (b)	2,374,645

See accompanying notes to schedule of investments.

MSF-119

Metropolitan Series Fund, Inc.

State Street Research Aurora Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Semiconductors & Equipment—3.5%
154,000	Actel Corp. (b) (c)	$2,340,800
180,200	ATMI, Inc. (b) (c)	3,690,496
310,800	Brooks Automation, Inc. (b) (c)	4,397,820
417,500	Cypress Semiconductor Corp. (b) (c)	3,690,700
166,300	Helix Technology Corp. (c)	2,260,848
451,500	IXYS Corp. (b) (c)	3,241,770
234,100	MKS Instruments, Inc. (b) (c)	3,586,412
130,468	STATS ChipPAC, Ltd. (ADR) (b) (c)	780,199
362,300	TriQuint Semiconductor, Inc. (b) (c)	1,412,970
168,800	Varian Semiconductor Equipment, Inc. (b)	5,215,920

		30,617,935

	Software—1.9%
106,900	Ascential Software Corp. (b)	1,439,943
535,946	Aspen Technology, Inc. (b) (c)	3,746,263
319,800	Inet Technologies, Inc. (b)	4,023,084
153,100	IONA Technologies, Plc. (ADR) (b) (c)	627,710
322,000	Mentor Graphics Corp. (c)	3,530,730
154,200	MRO Software, Inc. (b)	1,542,000
71,900	Pegasystems, Inc. (b) (c)	501,862
215,400	SkillSoft, Plc. (ADR) (b)	1,441,026

		16,852,618

	Specialty Retail—3.7%
66,800	American Eagle Outfitters, Inc. (b)	2,461,580
48,900	Barnes & Noble, Inc. (b)	1,809,300
569,900	Charming Shoppes, Inc. (c)	4,057,688
215,600	Christopher & Banks Corp. (c)	3,451,756
145,300	CSK Auto Corp. (b) (c)	1,935,396
34,800	Genesco, Inc. (b) (c)	819,540
219,400	Hancock Fabrics, Inc. (c)	2,628,412
359,500	Hollywood Entertainment Corp. (b)	3,548,265
520,400	Payless Shoesource, Inc. (b) (c)	5,271,652
257,900	Too, Inc. (b)	4,660,253
384,200	Tweeter Home Entertainment Group, Inc. (b) (c)	2,170,730

		32,814,572

Shares		Value

	Textiles, Apparel & Luxury Goods—0.6%
129,380	Oshkosh B’Gosh, Inc. (c)	$2,613,476
180,900	Russell Corp.	3,046,356

		5,659,832

	Thrifts & Mortgage Finance—0.8%
213,500	First Niagara Financial Group, Inc.	2,856,630
97,400	Radian Group, Inc.	4,502,802

		7,359,432

	Wireless Telecommunication Services—0.3%
191,100	American Tower Corp. (Class A) (b)	2,933,385

	Total Common Stocks (Identified Cost $731,357,310)	844,346,535

Short Term Investments—4.2%
Face Amount

	Commercial Paper—4.2%
$14,000,000	General Electric Capital Corp. 1.741%, 10/01/04	$14,000,000
379,000	General Electric Capital Corp. 1.741%, 10/12/04	378,799
1,384,000	UBS Finance, Inc. 1.770%, 10/01/04	1,384,000
17,814,000	UBS Finance, Inc. 1.761%, 10/06/04	17,809,645
3,370,000	UBS Finance, Inc. 1.751%, 10/12/04	3,368,198

		36,940,642

	Total Short Term Investments (Identified Cost $36,940,642)	36,940,642

	Total Investments—100.1% (Identified Cost $768,297,952) (a)	881,287,177
	Other assets less liabilities	(666,017)

	Total Net Assets—100%	$880,621,160

See accompanying notes to schedule of investments.

MSF-120

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—99.0% of Total Net Assets

Shares		Value

	Aerospace & Defense—2.1%
52,250	Engineered Support Systems, Inc. (c)	$2,384,690
25,200	Herley Industries, Inc. (b) (c)	470,988
66,600	Mercury Computer Systems, Inc. (b) (c)	1,792,872
66,600	MTC Technologies, Inc. (b) (c)	1,840,158

		6,488,708

	Air Freight & Couriers—1.1%
20,300	Forward Air Corp. (b)	812,406
42,600	UTI Worldwide, Inc.	2,505,306

		3,317,712

	Airlines—1.4%
32,000	AirTran Holdings, Inc. (b) (c)	318,720
37,800	ExpressJet Holdings, Inc. (b)	378,378
148,500	Frontier Airlines, Inc. (b) (c)	1,140,480
12,700	JetBlue Airways Corp. (b) (c)	265,684
159,200	SkyWest, Inc. (c)	2,395,960

		4,499,222

	Auto Components—0.6%
49,400	Gentex Corp. (c)	1,735,422

	Automobiles—0.2%
20,700	Thor Industries, Inc. (c)	547,929

	Beverages—0.2%
20,400	Boston Beer, Inc. (b)	514,080

	Biotechnology—4.7%
47,100	Abgenix, Inc. (b)	464,406
36,100	Alkermes, Inc. (b) (c)	416,594
12,600	Celgene Corp. (b) (c)	733,698
18,073	Cephalon, Inc. (b) (c)	865,697
36,500	Charles River Laboratories International, Inc. (b)	1,671,700
72,700	Digene Corp. (b) (c)	1,887,292
41,600	Human Genome Sciences, Inc. (b) (c)	453,856
16,800	ICOS Corp. (b) (c)	405,552
10,400	IDEXX Laboratories, Inc. (b)	527,696
24,500	Invitrogen Corp. (b)	1,347,255
37,200	Martek Biosciences Corp. (b) (c)	1,809,408
28,900	Neurocrine Biosciences, Inc. (b) (c)	1,362,924
75,600	Protein Design Labs, Inc. (b)	1,480,248
32,800	Techne Corp. (b)	1,252,304
13,670	Vertex Pharmaceuticals, Inc. (b) (c)	143,535

		14,822,165

	Building Products—0.3%
12,300	Simpson Manufacturing, Inc. (c)	777,360

	Capital Markets—2.5%
37,349	Affiliated Managers Group, Inc. (b) (c)	1,999,666
25,100	Eaton Vance Corp.	1,013,789
5,200	Greenhill & Co., Inc.	122,720
47,300	Investors Financial Services Corp. (c)	2,134,649
11,349	Legg Mason, Inc.	604,561

Shares		Value

	Capital Markets—(Continued)
41,200	Raymond James Financial, Inc.	$993,744
42,100	Waddell & Reed Financial, Inc. (Class A)	926,200

		7,795,329

	Chemicals—0.4%
58,300	Symyx Technologies, Inc. (b) (c)	1,372,965

	Commercial Banks—1.9%
56,500	Boston Private Financial Holdings, Inc. (c)	1,410,240
29,000	East West Bancorp, Inc.	974,110
22,400	Silicon Valley Bancshares (b) (c)	832,608
41,600	Southwest Bancorp of Texas, Inc.	837,824
45,400	UCBH Holdings, Inc.	1,773,778

		5,828,560

	Commercial Services & Supplies—6.1%
12,342	Apollo Group, Inc. (Class A) (b)	905,533
37,700	Bright Horizons Family Solutions, Inc. (b) (c)	2,046,733
22,400	Career Education Corp. (b)	636,832
46,733	ChoicePoint, Inc. (b)	1,993,162
44,100	Corinthian Colleges, Inc. (b)	594,468
61,000	DeVry, Inc. (b) (c)	1,263,310
75,400	Education Management Corp. (b)	2,008,656
42,100	Exult, Inc. (b) (c)	221,446
53,675	Iron Mountain, Inc. (b)	1,816,899
42,000	ITT Educational Services, Inc. (b) (c)	1,514,100
25,000	Stericycle, Inc. (b)	1,147,500
58,300	The Corporate Executive Board Co.	3,570,292
43,800	Waste Connections, Inc. (b) (c)	1,387,584

		19,106,515

	Communications Equipment—3.5%
58,100	ADTRAN, Inc.	1,317,708
39,600	Anaren Microwave, Inc. (b)	533,016
8,625	Avocent Corp. (b)	224,509
12,200	Black Box Corp. (c) (j)	450,790
90,200	Centillium Communications, Inc. (b)	214,676
64,500	F5 Networks, Inc. (b) (c)	1,964,670
82,400	Inter-Tel, Inc.	1,781,488
60,600	Plantronics, Inc.	2,620,344
66,693	Polycom, Inc. (b)	1,321,855
41,200	Powerwave Technologies, Inc. (b) (c)	253,792
37,000	REMEC, Inc. (b) (c)	174,270

		10,857,118

	Computers & Peripherals—2.2%
60,000	Avid Technology, Inc. (b) (c)	2,812,200
91,800	Lexar Media, Inc. (b) (c)	770,202
218,000	Maxtor Corp. (b)	1,133,600
40,900	Pinnacle Systems, Inc. (b)	170,553
56,800	SanDisk Corp. (b) (c)	1,654,016
32,900	SBS Technologies, Inc. (b) (c)	401,380

		6,941,951

See accompanying notes to schedule of investments.

MSF-121

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Construction & Engineering—0.2%
29,000	Insituform Technologies, Inc. (b) (c)	$541,430

	Diversified Financial Services—0.5%
18,850	Doral Financial Corp.	781,710
16,000	The First Marblehead Corp. (b) (c)	742,400

		1,524,110

	Electronic Equipment & Instruments—3.6%
185,700	Aeroflex, Inc. (b) (c)	1,962,849
34,200	Cognex Corp. (c)	896,040
20,400	Coherent, Inc. (b)	529,176
104,800	CyberOptics Corp. (b) (c)	1,618,112
32,900	FLIR Systems, Inc. (b)	1,924,650
32,200	Kemet Corp. (b) (c)	260,498
6,011	National Instruments Corp. (c)	181,953
12,300	Newport Corp. (b)	141,081
77,100	Plexus Corp. (b) (c)	851,184
6,200	ScanSource, Inc. (b)	395,560
195,700	TTM Technologies, Inc. (b) (c)	1,739,773
16,600	Varian, Inc. (b)	628,642

		11,129,518

	Energy Equipment & Services—4.5%
10,400	Atwood Oceanics, Inc. (b) (c)	494,416
53,500	Cal Dive International, Inc. (b)	1,905,670
20,900	FMC Technologies, Inc. (b)	698,060
47,500	Global Industries, Inc. (b) (c)	293,550
284,200	Grey Wolf, Inc. (b)	1,389,738
12,000	Helmerich & Payne, Inc.	344,280
20,800	Lone Star Technologies, Inc. (b)	786,240
49,900	Maverick Tube Corp. (b) (c)	1,537,419
29,200	National-Oilwell, Inc. (b) (c)	959,512
49,900	Oil States International, Inc. (b) (c)	933,130
109,000	Patterson-UTI Energy, Inc.	2,078,630
50,200	Unit Corp. (b)	1,761,016
37,400	Varco International, Inc. (b)	1,003,068

		14,184,729

	Food & Staples Retailing—1.8%
21,000	Performance Food Group Co. (b) (c)	497,700
324,100	SunOpta, Inc. (b) (c)	2,521,498
67,000	United Natural Foods, Inc. (b)	1,782,200
10,500	Whole Foods Market, Inc.	900,795

		5,702,193

	Health Care Equipment & Supplies—5.2%
29,500	Advanced Neuromodulation Systems, Inc. (b) (c)	895,325
125,400	Computer Programs & Systems, Inc. (c)	2,515,524
16,800	Conceptus, Inc. (b) (c)	155,736
8,400	Cyberonics, Inc. (b) (c)	171,864
46,700	Cytyc Corp. (b)	1,127,805
29,350	Dentsply International, Inc.	1,524,439
43,600	ICU Medical, Inc. (b) (c)	1,135,344
40,500	Inamed Corp. (b)	1,930,635

Shares		Value

	Health Care Equipment & Supplies—(Continued)
10,300	Integra LifeSciences Holdings (b) (c)	$330,733
12,600	Mentor Corp. (c)	424,368
31,100	Merit Medical Systems, Inc. (b) (c)	469,921
35,500	Respironics, Inc. (b)	1,897,120
40,300	Staar Surgical Co. (b) (c)	132,990
94,700	STERIS Corp. (b)	2,077,718
102,400	Thoratec Corp. (b) (c)	985,088
18,100	Wright Medical Group, Inc. (b) (c)	454,672

		16,229,282

	Health Care Providers & Services—8.3%
67,250	Accredo Health, Inc. (b)	1,585,082
36,100	AmSurg Corp. (b) (c)	764,598
24,900	Community Health Systems, Inc. (b)	664,332
49,850	Coventry Health Care, Inc. (b)	2,660,494
41,500	D&K Healthcare Resources, Inc. (c)	408,775
56,700	DaVita, Inc. (b)	1,766,205
62,500	First Health Group Corp. (b)	1,005,625
62,700	Gentiva Health Services, Inc. (b)	1,026,399
6,200	Henry Schein, Inc. (b)	386,322
54,000	LifePoint Hospitals, Inc. (b) (c)	1,620,540
29,100	Manor Care, Inc.	871,836
11,300	Matria Healthcare, Inc. (b) (c)	319,903
54,200	Omnicare, Inc.	1,537,112
20,600	Patterson Cos., Inc. (b) (c)	1,577,136
42,300	Pharmaceutical Product Development, Inc. (b)	1,522,800
20,700	Priority Healthcare Corp. (Class B) (b) (c)	417,105
24,900	Renal Care Group, Inc. (b)	802,527
42,100	Symbion, Inc. (b)	678,021
86,900	The Advisory Board Co. (b)	2,919,840
18,100	Triad Hospitals, Inc. (b)	623,364
42,100	United Surgical Partners International, Inc. (b) (c)	1,446,135
33,700	WellChoice, Inc. (b)	1,258,021

		25,862,172

	Hotels, Restaurants & Leisure—3.9%
53,900	Alliance Gaming Corp. (b) (c)	811,734
47,450	CEC Entertainment, Inc. (b)	1,743,787
6,200	International Speedway Corp. (Class A)	309,380
39,400	P.F. Chang’s China Bistro, Inc. (b)	1,910,506
16,100	Peet’s Coffee & Tea, Inc. (b) (c)	376,579
60,475	Rare Hospitality International, Inc. (b)	1,611,659
37,700	Ruby Tuesday, Inc.	1,050,699
46,275	Sonic Corp. (b)	1,186,028
44,000	Station Casinos, Inc.	2,157,760
24,900	The Cheesecake Factory, Inc. (b) (c)	1,080,660

		12,238,792

	Household Durables—1.3%
6,400	Harman International Industries, Inc.	689,600
20,000	La-Z-Boy, Inc. (c)	303,600
20,526	M.D.C. Holdings, Inc.	1,500,451
33,400	Toll Brothers, Inc. (b) (c)	1,547,422

		4,041,073

See accompanying notes to schedule of investments.

MSF-122

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	IT Services—3.4%
26,700	CACI International, Inc. (b)	$1,409,226
40,800	Cognizant Technology Solutions Corp. (Class A) (b)	1,244,808
73,100	Forrester Research, Inc. (b) (c)	1,114,044
24,460	Global Payments, Inc.	1,309,833
217,600	Inforte Corp. (b) (c)	1,501,440
53,800	Resources Connection, Inc. (b) (c)	2,032,564
41,300	SRA International, Inc. (b) (c)	2,129,428

		10,741,343

	Insurance—2.0%
19,100	Brown & Brown, Inc.	872,870
42,900	Max Re Capital, Ltd.	858,000
28,300	RenaissanceRe Holdings, Ltd.	1,459,714
16,800	Stancorp Financial Group, Inc.	1,196,160
35,900	Triad Guaranty, Inc. (b)	1,991,732

		6,378,476

	Internet & Catalog Retail—0.5%
128,400	drugstore.com, Inc. (b) (c)	439,128
75,536	Insight Enterprises, Inc. (b)	1,272,026

		1,711,154

	Internet Software & Services—1.7%
54,200	CNET Networks, Inc. (b)	495,930
89,600	Digital Insight Corp. (b) (c)	1,221,248
69,800	EarthLink, Inc. (b)	718,940
142,000	MatrixOne, Inc. (b) (c)	718,520
49,950	Netegrity, Inc. (b) (c)	375,124
82,600	SupportSoft, Inc. (b)	804,524
21,000	Websense, Inc. (b)	875,070

		5,209,356

	Leisure Equipment & Products—0.9%
83,749	Marvel Enterprises, Inc. (b) (c)	1,219,385
61,725	SCP Pool Corp.	1,650,527

		2,869,912

	Machinery—1.0%
10,300	Dionex Corp. (b)	563,410
33,400	Oshkosh Truck Corp.	1,905,804
16,500	Reliance Steel & Aluminum Co. (c)	655,050

		3,124,264

	Media—3.7%
16,600	Catalina Marketing Corp.	383,128
41,800	Cox Radio, Inc. (Class A) (b)	623,656
57,000	Digital Theater Systems, Inc. (b) (c)	1,040,250
96,100	Emmis Communications Corp. (Class A) (b)	1,735,566
27,500	Entercom Communications Corp. (b)	898,150
24,500	Getty Images, Inc. (b)	1,354,850
31,300	Insight Communications, Inc. (b) (c)	275,440
125,400	Radio One, Inc. (Class D) (b)	1,784,442
81,900	Regent Communications, Inc. (b) (c)	463,554

Shares		Value

	Media—(Continued)
50,800	Scholastic Corp. (b)	$1,569,212
59,100	Spanish Broadcasting Systems, Inc. (b) (c)	581,544
12,500	Valassis Communications, Inc. (b)	369,750
16,700	Westwood One, Inc. (b)	330,159

		11,409,701

	Metals & Mining—0.3%
24,900	Steel Dynamics, Inc. (c)	961,638

	Multiline Retail—0.8%
17,850	Dollar Tree Stores, Inc. (b)	481,058
10,400	Family Dollar Stores, Inc.	281,840
96,450	Fred’s, Inc. (c)	1,732,242

		2,495,140

	Office Electronics—1.0%
51,143	Zebra Technologies Corp. (Class A) (b)	3,120,204

	Oil & Gas—1.8%
28,600	Cabot Oil & Gas Corp.	1,284,140
60,700	Comstock Resources, Inc. (b)	1,269,844
26,800	Evergreen Resources, Inc. (c)	1,045,200
32,800	Spinnaker Exploration Co. (b)	1,149,312
22,700	Stone Energy Corp. (b)	993,352

		5,741,848

	Pharmaceuticals—2.9%
49,500	Andrx Corp. (b)	1,106,820
71,300	Bradley Pharmaceuticals, Inc. (b) (c)	1,450,955
49,800	Eon Labs, Inc. (b)	1,080,660
59,825	K-V Pharmaceutical Co. (Class A) (b) (c)	1,070,867
56,100	Medicis Pharmaceutical Corp. (Class A)	2,190,144
61,800	Noven Pharmaceuticals, Inc. (b)	1,287,912
10,400	Par Pharmaceutical Cos., Inc. (b) (c)	373,672
28,100	Taro Pharmaceutical Industries, Ltd. (b)	656,978

		9,218,008

	Real Estate—0.2%
12,300	Redwood Trust, Inc. (REIT)	767,766

	Road & Rail—0.7%
41,500	Dollar Thrifty Automotive Group, Inc. (b) (c)	1,009,695
37,500	Old Dominion Freight Line, Inc. (b)	1,080,375

		2,090,070

	Semiconductors & Equipment—6.0%
141,300	Advanced Energy Industries, Inc. (b) (c)	1,312,677
40,700	AMIS Holdings, Inc. (b)	550,264
30,100	ATMI, Inc. (b) (c)	616,448
27,400	August Technology Corp. (b) (c)	188,238
93,200	Axcelis Technologies, Inc. (b)	771,696
32,500	Cohu, Inc. (c)	480,350
39,600	Cymer, Inc. (b)	1,134,936

See accompanying notes to schedule of investments.

MSF-123

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Semiconductors & Equipment—(Continued)
82,000	Entegris, Inc. (b)	$683,880
45,700	Exar Corp. (b)	647,112
45,500	Integrated Circuit Systems, Inc. (b)	978,250
94,300	Integrated Silicon Solution, Inc. (b) (c)	685,561
76,864	Intersil Corp. (Class A)	1,224,444
60,600	Lattice Semiconductor Corp. (b) (c)	297,546
15,100	Micrel, Inc. (b)	157,191
7,350	Microchip Technology, Inc.	197,274
104,700	OmniVision Technologies, Inc. (b) (c)	1,481,505
52,400	Pericom Semiconductor Corp. (b) (c)	506,184
18,700	Rudolph Technologies, Inc. (b) (c)	313,038
53,600	Semtech Corp. (b) (c)	1,027,512
28,800	Sigmatel, Inc. (b) (c)	610,848
90,200	Silicon Storage Technology, Inc. (b) (c)	574,574
41,200	Skyworks Solutions, Inc. (b) (c)	391,400
45,300	Tessera Technologies, Inc. (b) (c)	1,001,130
62,920	TriQuint Semiconductor, Inc. (b)	245,388
41,800	Varian Semiconductor Equipment, Inc. (b)	1,291,620
94,691	Zoran Corp. (b)	1,488,542

		18,857,608

	Software—5.4%
83,325	Activision, Inc. (b)	1,155,718
111,900	Actuate Corp. (b)	395,007
145,800	Agile Software Corp. (b)	1,156,194
94,400	Borland Software Corp. (b) (c)	788,240
31,600	Concord Communications, Inc. (b) (c)	282,030
26,600	EPIQ System, Inc. (b) (c)	414,428
16,800	FactSet Research Systems, Inc. (c)	809,760
59,419	Fair Isaac Corp.	1,735,035
47,875	Hyperion Solutions Corp. (b)	1,627,271
122,700	Informatica Corp. (b)	717,795
41,700	Jack Henry & Associates, Inc.	782,709
30,200	Macromedia, Inc. (b)	606,416
66,100	Macrovision Corp. (b)	1,591,688
4,100	Mercury Interactive Corp. (b)	143,008
64,100	Open Text Corp. (b) (c)	1,106,366
64,100	Packeteer, Inc. (b) (c)	692,921
43,250	Radiant Systems, Inc. (b)	173,865
41,600	Red Hat, Inc. (b) (c)	509,184
37,200	RSA Security, Inc. (b) (c)	717,960
75,500	Serena Software, Inc. (b) (c)	1,263,115
32,800	SkillSoft, Plc. (ADR) (b)	219,432

		16,888,142

	Specialty Retail—7.5%
71,400	A.C. Moore Arts & Crafts, Inc. (b) (c)	1,765,722
27,300	AnnTaylor Stores Corp. (b)	638,820
80,650	Christopher & Banks Corp. (c)	1,291,206
59,550	Cost Plus, Inc. (b) (c)	2,106,879
42,800	Gamestop Corp. (Class A) (b) (c)	792,228
29,200	Group 1 Automotive, Inc. (b) (c)	796,576
20,700	Hibbett Sporting Goods, Inc. (b)	424,143
83,200	Hot Topic, Inc. (b) (c)	1,417,728

Shares		Value

	Specialty Retail—(Continued)
46,000	Hughes Supply, Inc.	$1,383,220
27,200	Michaels Stores, Inc.	1,610,512
45,800	O’Reilly Automotive, Inc. (b) (c)	1,753,682
70,855	Pacific Sunwear of California, Inc. (b)	1,491,498
49,800	PETsMART, Inc.	1,413,822
28,500	Pier 1 Imports, Inc.	515,280
46,500	Rent-A-Center, Inc. (b)	1,202,490
41,600	Ross Stores, Inc.	975,104
12,400	Sonic Automotive, Inc. (c)	248,620
41,500	The Gymboree Corp. (b)	597,600
28,800	The Talbots, Inc.	713,952
25,200	Tractor Supply Co. (b)	792,288
20,900	West Marine, Inc. (b) (c)	446,842
29,100	Williams-Sonoma, Inc. (b)	1,092,705

		23,470,917

	Textiles, Apparel & Luxury Goods—0.8%
61,249	Fossil, Inc. (b)	1,895,044
12,300	The Timberland Co. (Class A) (b)	698,640

		2,593,684

	Thrifts & Mortgage Finance—0.7%
49,100	IndyMac Bancorp, Inc.	1,777,420
8,400	The PMI Group, Inc.	340,872

		2,118,292

	Wireless Telecommunication Services—1.2%
167,900	Nextel Partners, Inc. (Class A) (b) (c)	2,783,782
12,600	NII Holdings, Inc. (Class B) (b) (c)	519,246
62,000	Wireless Facilities, Inc. (b) (c)	432,140

		3,735,168

	Total Common Stocks (Identified Cost $270,924,671)	309,561,026

Short Term Investments—1.2%

	Mutual Funds—1.2%
3,739,388	T. Rowe Price Reserve Investment Fund	$3,739,388

	Total Short Term Investments (Identified Cost $3,739,388)	3,739,388

	Total Investments—100.2% (Identified Cost $274,664,059) (a)	313,300,414
	Other assets less liabilities	(490,751)

	Total Net Assets—100%	$312,809,663

See accompanying notes to schedule of investments.

MSF-124

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—97.6% of Total Net Assets

Shares		Value

	Australia—1.3%
27,700	CSL, Ltd. (c)	$569,733
655,610	Pacific Brands, Ltd. (b)	1,373,001
89,901	Publishing & Broadcasting, Ltd. (c)	891,768
62,235	The News Corp., Ltd. (ADR) (c)	2,045,664

		4,880,166

	Austria—0.3%
13,561	Bank Austria Creditanstalt AG (c)	962,394

	Belgium—0.9%
23,067	Delhaize Group (c)	1,466,998
62,900	Fortis S.A. (c)	1,499,353
5,800	RTL Group	346,759

		3,313,110

	Brazil—1.5%
27,400	Banco Bradesco S.A. (ADR) (c)	1,443,980
914	Tele Leste Celular Participacoes S.A. (ADR) (c)	13,984
111,200	Tele Norte Leste Participacoes S.A. (ADR) (c)	1,471,176
45,700	Telecomunicacoes Brasileiras S.A. (ADR)	1,256,750
4,232	Tim Participacoes S.A. (ADR) (c)	60,395
56,900	Unibanco-Uniao de Banco Brasileiros S.A. (GDR)	1,378,687

		5,624,972

	Canada—0.3%
82,200	Abitibi-Consolidated, Inc. (c)	516,491
44,400	Celestica, Inc. (b) (c)	563,880

		1,080,371

	Cayman Island—0.1%
580,000	Nam Tai Electronics & Electrical Products, Ltd. (b)	165,968
29,980	Semiconductor Manufacturing International Corp. (ADR) (b) (c)	296,202

		462,170

	China—0.1%
17,400	China Telecom Corp., Ltd. (ADR) (c)	562,020

	Denmark—1.8%
154,910	Danske Bank A/S	4,072,104
230,100	GN Store Nord A/S	2,326,185
14,700	TDC A/S (c)	519,489

		6,917,778

	Estonia—0.1%
34,317	Hansabank, Ltd.	310,650

	Finland—0.7%
95,004	Nokia Oyj	1,303,287
74,100	UPM-Kymmene Oyj	1,411,295

		2,714,582

Shares		Value

	France—13.0%
56,100	Accor S.A. (c)	$2,188,128
191,600	Alcatel S.A. (ADR)	2,247,468
12,635	Assurances Generales de France (c)	792,610
87,800	AXA S.A. (c)	1,780,125
12,446	Bacou-Dalloz	879,978
61,273	BNP Paribas S.A. (c)	3,963,826
14,800	Business Objects S.A. (ADR) (b) (c)	344,988
41,500	CNP Assurances S.A. (c)	2,696,817
81,772	Credit Agricole S.A. (c)	2,233,618
24,700	Dassault Systems S.A. (ADR) (c)	1,151,020
15,378	Eiffage S.A. (c)	1,314,681
57,200	Elior	506,936
72,100	European Aeronautic Defense & Space Co. NV (c)	1,912,499
138,893	France Telecom S.A. (ADR) (c)	3,472,325
37,626	Medidep S.A. (b)	988,694
53,800	NRJ Groupe	1,069,881
29,046	Orpea (b)	807,634
6,600	Pernod Ricard S.A.	876,855
13,900	Peugoet S.A. (c)	857,436
58,700	Sanofi-Synthelabo S.A. (ADR) (c)	2,149,007
51,727	Societe Nationale d’Etude et de Construction de Moteurs d’Avion	1,054,243
66,955	Suez S.A. (c)	1,437,777
40,551	Total S.A. (c)	8,268,413
13,200	Total S.A. (ADR) (c)	1,348,644
2,200	Vivendi Universal S.A. (c)	56,566
156,800	Vivendi Universal S.A. (ADR) (c)	4,034,464

		48,434,633

	Germany—10.6%
17,046	Adidas-Salomon AG (c)	2,381,577
61,829	Allianz AG	6,234,035
32,700	BASF AG (ADR)	1,927,665
27,000	Celesio AG (c)	1,840,597
86,645	comdirect bank AG (b)	664,312
147,910	DAB Bank AG (b)	898,767
13,900	Deutsche Boerse AG	703,771
309,200	Deutsche Telekom AG (ADR) (c)	5,769,672
35,500	E.ON AG	2,619,720
18,326	Fielmann AG (c)	1,094,684
33,393	freenet.de AG (b) (c)	597,627
14,972	Fresenius AG (c)	1,365,651
33,199	HeidelbergCement AG	1,543,690
62,043	Hochtief AG (c)	1,531,019
95,008	Hypo Real Estate Holding AG (b)	3,258,663
66,800	Infineon Technologies AG (ADR)	682,696
47,281	RWE AG	2,261,649
47,900	Siemens AG (ADR) (c)	3,530,230
28,947	United Internet AG	622,425

		39,528,450

	Greece—1.1%
30,700	COSMOTE Mobile Telecommunications S.A.	505,750
48,450	EFG Eurobank Ergasias S.A.	1,119,979
50,730	OPAP S.A.	975,551
65,400	Public Power Corp.	1,616,437

		4,217,717

See accompanying notes to schedule of investments.

MSF-125

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Hong Kong—3.2%
113,000	Cheung Kong Holdings, Ltd.	$969,379
1,136,000	China Telecom Corp., Ltd.	367,845
145,500	Esprit Holdings, Ltd.	744,850
218,600	HSBC Holdings, Plc. (c)	3,473,374
4,493	Hutchison Telecommunications International, Ltd. (b) (i)	0
337,000	Hutchison Whampoa, Ltd.	2,632,551
1,791,000	PCCW, Ltd. (c)	1,181,310
1,626,000	Sino Land Co. (c)	1,207,853
325,000	Techtronic Industries Co., Ltd.	639,310
267,000	The Wharf Holdings, Ltd. (c)	900,949

		12,117,421

	Ireland—1.4%
101,037	Allied Irish Banks, Plc.	1,695,097
332,486	C & C Group, Plc. (b)	1,020,433
593,771	Independent News & Media, Plc.	1,505,546
65,200	Jurys Doyle Hotel Group, Plc.	854,712

		5,075,788

	Italy—5.6%
38,100	Assicuraziono Generali S.p.A. (c)	1,048,069
661,498	Banca Intesa S.p.A.-RNC	1,961,775
46,700	Banche Popolari Unite S.c.ar.l.	774,688
109,600	Banco Popolare di Verona e Novara S.c.ar.l. (c)	1,922,751
75,160	Buzzi Unicem S.p.A. (c)	994,401
496,100	Cassa di Risparmio di Firenze	910,205
52,937	Davide Campari-Milano, S.p.A. (c)	2,662,885
33,100	Eni S.p.A. (ADR)	3,717,130
159,800	ENI-Ente Nazionale Idrocarburi S.p.A. (c)	3,580,842
185,908	Telecom Italia S.p.A. (c)	574,210
1,145,600	Telecom Italia S.p.A.-RNC	2,626,473

		20,773,429

	Japan—17.1%
55,500	Aisin Seiki Co., Ltd.	1,372,976
108,900	Asahi Breweries, Ltd.	1,108,748
69,000	Asahi Glass Co., Ltd.	627,937
46,800	Canon, Inc.	2,197,601
45,500	Circle K Sunkus Co., Ltd. (c)	1,102,455
353,000	Daiwa Securities Group, Inc.	2,235,628
7,300	Don Quijote Co., Ltd. (c)	424,422
411	East Japan Railway Co. (c)	2,125,155
3,400	Electric Power Development Co., Ltd.	83,307
41,700	FamilyMart Co., Ltd.	1,118,122
2,600	Fancl Corp.	94,140
35,000	Fuji Photo Film Co., Ltd. (c)	1,149,762
123,000	Fujitsu, Ltd. (c)	713,164
36,400	Honda Motor Co., Ltd. (c)	1,770,518
39,500	Ito-Yokado Co., Ltd.	1,354,764
22,200	JAFCO Co., Ltd. (c)	1,168,266
80	KDDI Corp.	388,351
84,000	Matsushita Electric Industrial Co., Ltd.	1,121,171
114	Millea Holdings, Inc.	1,468,903

Shares		Value

	Japan—(Continued)
151,000	Mitsubishi Electric Corp.	$716,573
260	Mitsubishi Tokyo Financial Group, Inc.	2,166,525
465	Mizuho Financial Group, Inc.	1,746,725
87,700	Nichicon Corp. (c)	976,577
455,000	Nikko Cordial Corp. (c)	1,843,265
277,000	Nippon Chemi-Con Corp.	1,379,683
114,000	Nippon Oil Corp.	720,489
13,000	Nishimatsuya Chain Co., Ltd.	416,820
95,600	Nissan Motor Co., Ltd. (c)	1,035,258
36,100	Nitto Denko Corp.	1,660,645
203,000	Nomura Holdings, Inc. (c)	2,606,337
125,000	Ricoh Co., Ltd. (c)	2,357,336
12,200	Rohm Co., Ltd.	1,226,552
144,000	Sanden Corp.	947,127
132,000	Sanken Electric Co., Ltd. (c)	1,254,874
12,050	SFCG Co., Ltd. (c)	2,374,297
17,500	Shinko Electric Industries Co., Ltd. (c)	530,192
18,500	Skylark Co., Ltd. (c)	306,761
187,000	Sumitomo Electric Industries, Ltd. (c)	1,659,505
85,000	Sumitomo Forestry Co., Ltd.	792,932
491	Sumitomo Mitsui Financial Group, Inc. (c)	2,806,699
686,000	Sumitomo Osaka Cement Co., Ltd.	1,493,855
19,700	Takeda Chemical Industries, Ltd. (c)	893,807
254,500	The Nishi-Nippon Bank, Ltd. (c)	986,175
172,000	Toyo Ink Manufacturing Co., Ltd. (c)	593,095
33,200	Toyota Motor Corp.	1,271,289
11,000	Toys “R” Us-Japan, Ltd. (c)	169,692
508	UFJ Holdings, Inc. (c)	2,226,189
287	UMC Japan (c)	144,832
76,000	UNY Co., Ltd.	781,360
51,000	Yamanouchi Pharmaceutical Co., Ltd. (c)	1,644,992
135,000	Yamato Transport Co., Ltd. (c)	1,858,337
20,700	York-Benimaru Co., Ltd.	522,158

		63,736,343

	Luxembourg—0.4%
45,200	Millicom International Cellular S.A. (b) (c)	822,640
34,700	Stolt-Nielsen S.A. (ADR) (c)	709,615

		1,532,255

	Netherlands—5.5%
105,394	Aegon NV	1,138,878
111,000	ASML Holding NV (ADR) (b) (c)	1,428,570
108,392	ING Groep NV	2,735,448
246,300	Koninklijke Ahold NV (ADR) (c)	1,573,857
240,500	Koninklijke KPN NV (c)	1,801,885
21,100	Koninklijke Numico NV (b)	672,503
60,400	Koninklijke Philips Electronics NV (ADR) (c)	1,383,764
65,116	Koninklijke Vopak NV	1,130,948
42,368	Koninklijke Wessanen NV	564,692
36,200	Randstad Holding NV	1,310,966
50,900	Unilever NV (ADR)	2,942,020
263,259	Versatel Telecom International NV (b) (c)	524,572
45,225	VNU NV (c)	1,164,094
124,344	Wolters Kluwer NV	2,094,405

		20,466,602

See accompanying notes to schedule of investments.

MSF-126

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	New Zealand—0.3%
386,657	Warehouse Group, Ltd.	$1,105,892

	Norway—0.6%
49,400	Norske Skogindustrier ASA (c)	887,991
158,300	Tandberg Television ASA (b)	1,180,727

		2,068,718

	Portugal—0.9%
314,900	Banco Comercial Portugues S.A.	684,718
526,634	Electricidade de Portugal S.A.	1,537,099
113,354	Portugal Telecom, SGPS, S.A.	1,249,550

		3,471,367

	Singapore—0.7%
131,586	DBS Group Holdings, Inc.	1,249,682
43,200	Flextronics International, Ltd. (b) (c)	572,400
117,735	Overseas-Chinese Banking Corp.	978,419

		2,800,501

	South Africa—0.5%
107,245	Massmart Holdings, Ltd.	649,132
78,600	MTN Group, Ltd.	374,354
92,400	Standard Bank Group, Ltd.	726,443

		1,749,929

	South Korea—1.5%
54,420	Kia Motors Corp	500,526
15,750	Kookmin Bank	499,896
25,140	Lg Electronics, Inc.	1,457,776
33,980	LG Petrochemical Co., Ltd.	757,711
38,180	Samsung Electro-Mechanics Co., Ltd.	976,775
85,220	Shinhan Financial Group Co., Ltd.	1,476,094

		5,668,778

	Spain—1.0%
12,311	Antena 3 de Television S.A. (b)	733,260
44,570	Gestevision Telecino S.A. (b)	807,123
14,200	Repsol-YPF S.A. (ADR) (c)	311,264
42,100	Telefonica S.A. (ADR) (c)	1,894,079

		3,745,726

	Sweden—1.7%
14,500	D Carnegie & Co., AB (b) (c)	143,551
158,300	Eniro AB (c)	1,369,963
143,650	Gambro AB (Class A)	1,648,771
117,800	OM HEX AB (c)	1,398,844
14,100	Oriflame Cosmetics S.A. (SDR) (b) (c)	318,384
46,700	Telefonaktiebolaget LM Ericsson (ADR) (c)	1,458,908

		6,338,421

Shares		Value

	Switzerland—8.6%
12,811	Actelion, Ltd. (b)	$1,315,771
15,176	Adecco S.A.	755,712
32,800	Adecco S.A. (ADR)	406,064
8,627	Barry Callebaut AG	1,626,878
59,702	Compagnie Financière Richemont AG	1,657,079
88,299	Credit Suisse Group (b)	2,827,825
2,096	Julius Baer Holding, Ltd.	575,720
15,868	Nestle S.A.	3,642,337
118,596	Novartis AG	5,531,879
59,689	Phonak Holding AG (c)	1,919,266
51,175	Roche Holdings AG	5,300,574
47,100	Serono S.A. (ADR) (c)	722,043
2,494	Sika AG	1,439,831
6,992	Swiss Life Holding (c)	829,881
49,621	UBS AG	3,502,172

		32,053,032

	Taiwan—1.3%
1,226,990	Compal Electronics, Inc.	1,212,061
458,000	Far Eastone Telecommunications Co., Ltd.	432,786
187,749	Hon Hai Precision Industry Co., Ltd.	644,380
399,000	Powerchip Semicondutor Corp. (b)	298,931
715,278	Quanta Computer, Inc.	1,234,312
1,612,439	United Microelectronics Corp.	969,503

		4,791,973

	United Kingdom—13.2%
145,454	3i Group, Plc.	1,464,652
356,200	Aegis Group, Plc.	625,355
185,765	Allied Domecq, Plc.	1,578,575
1,771	AstraZeneca, Plc.	72,652
69,600	AstraZeneca, Plc. (ADR) (c)	2,862,648
537,791	BAE Systems, Plc.	2,192,720
199,400	BP, Plc. (ADR) (c)	11,471,482
17,180	Bristol Water Group, Plc.	129,004
118,300	British Airways, Plc.	444,431
89,775	Enterprise Inns, Plc.	926,607
183,300	FirstGroup, Plc.	974,439
1,700,000	Invensys, Plc. (b)	346,154
227,100	Kesa Electricals, Plc.	1,163,564
15,630	Marconi Corp., Plc. (b)	164,597
364,690	Premier Farnell, Plc.	1,280,284
199,845	Prudential, Plc.	1,631,848
311,693	Rank Group, Plc.	1,578,420
58,800	Reuters Group, Plc. (ADR)	2,000,376
84,900	Royal Bank of Scotland Group, Plc.	2,455,286
706,940	Shell Transport & Trading Co., Plc.	5,193,969
87,700	Unilever, Plc. (ADR) (c)	2,895,854
3,306,710	Vodafone Group, Plc.	7,927,258

		49,380,175

See accompanying notes to schedule of investments.

MSF-127

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—0.5%

Shares		Value

	United States—2.3%
22,000	Affiliated Computer Services, Inc. (Class A) (b) (c)	$1,224,740
13,800	Fox Entertainment Group, Inc. (Class A) (b)	382,812
16,200	Ingram Micro, Inc. (b) (c)	260,820
74,200	Pfizer, Inc.	2,270,520
246,617	Telewest Global, Inc. (b)	2,865,689
42,900	Wyeth	1,604,460

		8,609,041

	Total Common Stocks (Identified Cost $353,842,967)	364,494,404

Preferred Stocks—0.6%

	Germany—0.6%
39,325	Fresenius Medical Care AG	2,142,573
5,400	Rheinmetall AG	225,901

		2,368,474

	Total Preferred Stocks (Identified Cost $2,241,758)	2,368,474

Face Amount		Value

	Repurchase Agreement—0.5%
$1,855,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 0.350% to be repurchased at $1,855,018 on 10/01/04, collateralized by $1,920,000 U.S. Treasury Note 2.500% due 09/30/06 with a value of $1,915,200.	$1,855,000

	Total Short Term Investments (Identified Cost $1,855,000)	1,855,000

	Total Investments—98.7% (Identified Cost $357,939,725) (a)	368,717,878
	Other assets less liabilities	4,747,030

	Total Net Assets—100%	$373,464,908

Ten Largest Industries as of September 30, 2004	Percentage of Total Net Assets
1 Commercial Banks	11.2%
2 Oil & Gas	9.6%
3 Diversified Telecommunication Services	7.7%
4 Pharmaceuticals	6.8%
5 Media	5.1%
6 Insurance	4.7%
7 Diversified Financial Services	4.6%
8 Food Products	3.6%
9 Capital Markets	3.1%
10 Wireless Telecommunication Services	2.7%

See accompanying notes to schedule of investments.

MSF-128

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—99.1% of Total Net Assets

Shares		Value

	Australia—4.9%
46,919	Alumina, Ltd.	$191,017
33,424	Amcor, Ltd.	174,364
73,946	AMP, Ltd.	333,578
1	Ansell, Ltd.	6
11,300	Aristocrat Leisure, Ltd. (c)	63,464
70,116	Australia & New Zealand Bank Group, Ltd.	965,725
16,374	Australia Gas & Light Co., Ltd.	158,438
29,183	AXA Asia Pacific Holdings, Ltd.	83,840
145,066	BHP Billiton, Ltd.	1,501,746
28,482	BlueScope Steel, Ltd.	179,376
25,855	Boral, Ltd.	129,077
35,172	Brambles Industries, Ltd. (c)	180,272
25,052	Centro Properties Group	83,836
44,362	CFS Gandel Retail Trust	49,821
15,656	Coca-Cola Amatil, Ltd.	79,662
44,619	Coles Myer, Ltd.	302,351
48,305	Commonwealth Bank of Australia	1,055,967
7,982	CSL, Ltd.	164,196
32,637	CSR, Ltd.	57,996
86,782	Foster’s Group, Ltd.	297,247
1	Futuris Corp., Ltd.	1
81,912	General Property Trust	218,971
63,710	Insurance Australia Group, Ltd.	240,267
65,267	Investa Property Group	94,576
15,825	James Hardie Industries NV	66,024
41,956	John Fairfax Holdings, Ltd.	112,798
14,848	Lend Lease Corp., Ltd. (c)	122,829
10,152	Lion Nathan, Ltd.	54,328
9,503	Macquarie Bank, Ltd.	249,916
85,432	Macquarie Goodman Industrial Trust	111,415
70,072	Macquarie Infrastructure Group	189,876
26,617	Mayne Group, Ltd.	76,225
37,417	Mirvac Group	117,874
58,271	National Australia Bank, Ltd.	1,139,749
11,892	Newcrest Mining, Ltd.	130,958
24,846	OneSteel, Ltd.	54,787
12,362	Orica, Ltd.	155,032
29,446	Origin Energy, Ltd.	129,585
21,697	Paperlinx, Ltd.	83,867
17,184	Patrick Corp., Ltd. (c)	70,397
1,630	Perpetual Trustees Australia, Ltd.	59,197
5,582	Publishing & Broadcasting, Ltd.	55,378
27,653	QBE Insurance Group, Ltd. (c)	262,387
34,585	Rinker Group, Ltd.	216,802
11,919	Rio Tinto, Ltd. (c)	329,247
26,448	Santos, Ltd.	140,985
8,087	Sonic Healthcare, Ltd.	58,258
21,864	Southcorp, Ltd.	53,431
48,545	Stockland (c)	200,172
22,042	Suncorp-Metway, Ltd.	244,203
19,062	TABCORP Holdings, Ltd.	210,711
87,196	Telstra Corp., Ltd. (c)	293,892
53,296	The News Corp., Ltd. (c)	436,967
9,941	Toll Holdings, Ltd.	83,372
21,913	Transurban Group (c)	86,285

Shares		Value

	Australia—(Continued)
15,096	Wesfarmers, Ltd.	$350,242
55,538	Westfield Group (c)	612,167
68,277	Westpac Banking Corp.	876,547
53,225	WMC Resources, Ltd.	208,129
19,423	Woodside Petroleum, Ltd	274,684
40,215	Woolworths, Ltd.	396,740

		14,921,250

	Austria—0.3%
1,713	Bank Austria Creditanstalt AG	121,592
5,036	Erste Bank der Oesterreichischen Sparkassen AG	209,758
11,083	IMMOFINANZ Immobilien Anlagen AG (b) (c)	91,955
610	OMV AG	140,568
11,682	Telekom Austria AG	163,604
1,211	Voestalpine AG (c)	68,627
3,666	Wienerberger AG (c)	137,589

		933,693

	Belgium—1.3%
4,097	AGFA-Gevaert NV	118,965
5,905	Belgacom S.A. (b)	211,630
834	Colruyt S.A.	117,059
2,702	Delhaize Group (c)	171,874
24,707	Dexia S.A. (c)	461,925
1,091	Electrabel S.A. (c)	392,253
5	Fortis Banque S.A. (i)	0
45,409	Fortis S.A.	1,082,636
2,832	Groupe Bruxelles Lambert S.A.	197,610
7,014	Interbrew S.A	234,043
4,311	KBC Bancassurance Holding NV (c)	280,753
1,275	Mobistar S.A. (b)	91,078
2,678	Solvay S.A.	247,925
4,071	UCB S.A. (c)	216,890
1,107	Umicore S.A.	80,791

		3,905,432

	Denmark—0.8%
44	AP Moller-Maersk A/S	337,837
1,450	Carlsberg A/S (Class B) (c)	67,787
500	Coloplast A/S	48,309
2,800	Danisco A/S	147,746
18,400	Danske Bank A/S	483,752
12,800	GN Store Nord A/S	129,420
3,100	Group 4 A/S (c)	50,656
5,000	H. Lundbeck A/S (c)	90,614
2,150	ISS A/S	113,909
10,075	Novo Nordisk A/S (c)	551,403
2,215	Novozymes A/S (Series B)	99,867
7,538	TDC A/S (c)	266,428
850	Topdanmark A/S (c)	54,625
6,700	Vestas Wind Systems A/S (c)	97,067

		2,539,420

See accompanying notes to schedule of investments.

MSF-129

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Finland—1.4%
6,550	Elisa Oyj (c)	$86,622
14,500	Fortum Oyj	202,668
3,400	Kesko Oyj (c)	74,389
1,860	Kone Oyj	112,069
5,632	Metso Oyj (c)	72,450
180,800	Nokia Oyj	2,480,756
7,000	Outokumpu Oyj	120,016
15,100	Sampo Oyj	166,972
25,800	Stora Enso Oyj	348,867
4,000	Tietoenator Oyj	115,910
21,400	UPM-Kymmene Oyj	407,662
1	Wartsila Oyj	24

		4,188,405

	France—9.2%
7,267	Accor S.A. (c)	283,500
4,835	Air France S.A. (c)	76,254
4,180	Air Liquide S.A. (c)	656,737
46,881	Alcatel S.A. (c)	548,837
159,000	ALSTOM S.A. (c)	94,838
18,422	Arcelor S.A. (c)	341,519
1,722	Atos Origin S.A.	95,297
2,659	Autoroutes du Sud de la France S.A. (c)	121,606
54,391	AXA S.A. (c)	1,102,987
30,569	BNP Paribas S.A. (c)	1,977,944
7,985	Bouygues S.A. (c)	299,721
2,486	Business Objects S.A. (b) (c)	57,724
4,234	Cap Gemini S.A. (c)	99,833
21,995	Carrefour S.A. (c)	1,036,132
1,360	Casino Guichard-Perrachon S.A. (c)	103,816
1,191	CNP Assurances S.A. (c)	77,411
11,784	Compagnie de Saint-Gobain S.A. (c)	606,997
3,942	Compagnie Générale D’Optique Essilor International S.A.	253,635
5,599	Compagnie Générale des Etablissements Michelin (Class B)	284,972
25,457	Credit Agricole S.A. (c)	695,503
1,955	Dassault Systemes S.A. (c)	91,503
3,482	Euronext NV	99,230
9,659	European Aeronautic Defense & Space Co. NV (c)	256,263
42,623	France Telecom S.A. (c)	1,064,054
1,028	Gecina S.A. (c)	86,831
9,238	Groupe Danone (c)	727,085
318	Hermes International S.C.A. (c)	60,353
1,088	Imerys S.A. (c)	72,380
773	Klepierre S.A.	55,913
11,680	L’Oreal S.A. (c)	765,887
6,420	Lafarge S.A. (c)	563,242
4,840	Lagardere S.C.A. (c)	300,522
9,405	LVMH Moet Hennessy Louis Vuitton S.A. (c)	628,954
2,029	Pernod Ricard S.A. (c)	269,621
6,533	Peugoet S.A. (c)	403,076
2,585	Pinault-Printemps-Redoute S.A. (c)	237,773
5,837	Publicis Groupe (c)	167,404
7,110	Renault S.A. (c)	582,721

Shares		Value

	France—(Continued)
738	Sagem S.A. (c)	$70,683
34,979	Sanofi-Synthelabo S.A. (c)	2,543,135
8,456	Schneider Electric S.A. (c)	548,268
4,553	Societe Television Francaise 1 S.A. (c)	129,390
1,127	Société BIC S.A. (c)	51,952
12,624	Société Générale (c)	1,119,257
3,471	Sodexho Alliance S.A. (c)	91,935
23,897	STMicroelectronics NV (c)	412,231
30,849	Suez S.A. (c)	662,578
656	Technip S.A.	106,009
2,949	Thales S.A. (c)	98,282
9,168	Thomson S.A. (c)	192,311
22,548	Total S.A.	4,598,498
1,511	Unibail S.A.	182,008
2,689	Valeo S.A. (c)	98,561
11,230	Veolia Environnement S.A. (c)	323,256
2,797	Vinci S.A. (c)	322,123
39,080	Vivendi Universal S.A. (c)	1,005,019
1,381	Zodiac S.A. (c)	51,019

		27,854,590

	Germany—6.5%
1,664	Adidas-Salomon AG	232,532
11,854	Allianz AG	1,195,444
2,733	Altana AG (c)	159,223
20,251	BASF AG	1,194,752
25,380	Bayer AG	694,867
25,640	Bayerishe Hypo-und Vereinsbank AG	493,310
641	Beiersdorf AG (c)	60,807
1,371	Celesio AG	93,480
18,598	Commerzbank AG	346,392
5,146	Continental AG	280,118
33,144	DaimlerChrysler AG	1,369,173
14,076	Depfa Bank, Plc.	192,077
20,158	Deutsche Bank AG	1,450,948
4,380	Deutsche Boerse AG	221,809
9,124	Deutsche Lufthansa AG (c)	106,393
17,278	Deutsche Post AG	335,766
96,909	Deutsche Telekom AG (c)	1,800,248
23,964	E.ON AG	1,768,777
1,209	Fresenius Medical Care AG (c)	92,690
2,399	HeidelbergCement AG	111,571
5,004	Hypo Real Estate Holding AG (b)	171,666
24,768	Infineon Technologies AG	252,971
1	KarstadtQuelle AG	16
3,055	Linde AG	176,281
3,846	MAN AG (c)	131,806
1,801	Merck KGAA	103,084
6,007	Metro AG (c)	268,434
7,090	Münchener Rückversicherungs-Gesellschaft AG	684,016
683	Puma AG	183,293
4,524	Qiagen NV (b)	51,269
15,153	RWE AG	724,978
7,898	SAP AG	1,229,275
6,776	Schering AG	428,259

See accompanying notes to schedule of investments.

MSF-130

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Germany—(Continued)
30,840	Siemens AG	$2,271,248
12,641	ThyssenKrupp AG	246,741
4,306	TUI AG (c)	80,841
8,707	Volkswagen AG (c)	335,655

		19,540,210

	Greece—0.5%
8,280	Alpha Bank A.E.	211,087
3,700	Coca-Cola Hellenic Bottling Co. S.A.	79,632
2,680	Commercial Bank of Greece	59,081
5,600	COSMOTE Mobile Telecommunications S.A.	92,273
8,400	EFG Eurobank Ergasias S.A.	194,215
11,300	Hellenic Telecommunications Organization S.A.	152,231
9,945	National Bank of Greece S.A.	241,651
6,400	OPAP S.A.	123,098
8,100	Piraeus Bank S.A.	92,968
4,800	Public Power Corp.	118,662
3,000	Titan Cement Co. S.A.	75,364

		1,440,262

	Hong Kong—1.7%
59,400	Bank of East Asia, Ltd.	166,337
142,000	BOC Hong Kong Holdings, Ltd. (c)	259,260
54,000	Cathay Pacific Airways, Ltd. (c)	91,991
59,000	Cheung Kong Holdings, Ltd.	506,140
22,000	Cheung Kong Infrastructure Holdings, Ltd.	56,799
73,100	CLP Holdings, Ltd.	418,417
30,000	Esprit Holdings, Ltd.	153,578
59,000	Hang Lung Properties, Ltd. (c)	86,889
30,900	Hang Seng Bank, Ltd.	409,777
32,000	Henderson Land Development Co. (c)	152,845
151,046	Hong Kong & China Gas Co., Ltd.	283,572
58,000	Hong Kong Electric Co., Ltd	257,654
46,000	Hong Kong Exchanges & Clearing, Ltd. (c)	104,287
23,000	Hopewell Holdings, Ltd.	47,905
1,040	Hutchison Telecommunications International, Ltd. (b) (i)	0
83,000	Hutchison Whampoa, Ltd.	648,377
55,500	Johnson Electric Holdings, Ltd.	54,392
88,000	Li & Fung, Ltd.	125,623
50,000	MTR Corp. (c)	75,265
88,000	New World Development Co., Ltd. (c)	82,779
149,340	PCCW, Ltd.	98,503
52,000	Sun Hung Kai Properties, Ltd.	489,682
37,500	Swire Pacific, Ltd.	260,565
32,000	Techtronic Industries Co., Ltd. (c)	62,948
10,000	Television Broadcasts, Ltd.	44,578
58,000	The Wharf Holdings, Ltd.	195,713
20,000	Yue Yuen Industrial Holdings, Ltd. (c)	51,527

		5,185,403

	Ireland—0.8%
33,991	Allied Irish Banks, Plc.	570,381
38,304	Bank of Ireland	516,455
21,041	CRH, Plc.	503,552

Shares		Value

	Ireland—(Continued)
2,931	DCC, Plc.	$53,703
15,557	Elan Corp., Plc. (b)	365,041
7,900	Grafton Group, Plc.	73,401
34,479	Independent News & Media, Plc.	87,442
11,652	Irish Life & Permanent, Plc.	188,145
6,099	Kerry Group, Plc.	134,842

		2,492,962

	Italy—3.9%
19,451	Alleanza Assicurazioni S.p.A. (c)	225,128
36,974	Assicuraziono Generali S.p.A. (c)	1,017,299
3,955	Autogrill S.p.A.	56,181
10,181	Autostrade S.p.A.	218,080
8,996	Banca Antonveneta S.p.A.	186,032
10,160	Banca Fideuram S.p.A. (c)	47,143
126,615	Banca Intesa S.p.A. (c)	481,678
36,955	Banca Intesa S.p.A.-RNC	109,618
42,360	Banca Monte dei Paschi di Siena S.p.A. (c)	125,096
56,594	Banca Nazionale del Lavoro S.p.A. (c)	125,604
15,326	Banca Popolare di Milano S.p.A.	96,219
13,253	Banche Popolari Unite S.c.ar.l.	219,893
14,586	Banco Popolare di Verona e Novara S.c.ar.l.	255,939
4,800	Bulgari S.p.A. (c)	47,847
58,266	Capitalia S.p.A.	214,543
35,086	Edison S.p.A. (b) (c)	61,061
93,921	Enel S.p.A. (c)	767,967
100,187	ENI-Ente Nazionale Idrocarburi S.p.A. (c)	2,245,469
21,234	FIAT S.p.A. (c)	153,192
250,388	Finmeccanica S.p.A.	177,101
1	Italcementi S.p.A. (c)	15
7,248	Luxottica Group S.p.A. (c)	129,650
23,247	Mediaset S.p.A. (c)	263,977
19,378	Mediobanca S.p.A. (c)	256,285
8,775	Mediolanum S.p.A. (c)	52,615
66,534	Pirelli & Co. S.p.A. (c)	68,159
12,579	Riunione Adriatica di Sicurta S.p.A. (c)	241,933
36,704	San Paolo IMI S.p.A. (c)	414,429
171,260	Seat Pagine Gialle S.p.A. (b) (c)	55,621
32,001	Snam Rete Gas S.p.A. (c)	154,620
36,500	T.E.R.N.A	86,865
318,708	Telecom Italia S.p.A. (c)	984,584
225,387	Telecom Italia S.p.A.-RNC (c)	516,840
146,913	TIM S.p.A. (c)	792,702
170,438	UniCredito Italiano S.p.A. (c)	860,098

		11,709,483

	Japan—22.1%
3,070	Acom Co., Ltd. (c)	189,940
2,800	Advantest Corp. (c)	168,026
10,000	AEON Co., Ltd. (When-Issued) (b)	159,325
12,700	AEON Co., Ltd. (c)	205,260
900	Aeon Credit Service Co., Ltd.	51,277
1,600	Aiful Corp. (c)	156,915
6,500	Aisin Seiki Co., Ltd.	160,770

See accompanying notes to schedule of investments.

MSF-131

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Japan—(Continued)
23,000	Ajinomoto Co., Inc.	$262,924
20,000	All Nippon Airways Co., Ltd.(c)	64,053
6,000	Alps Electric Co., Ltd. (c)	71,470
13,000	Amada Co., Ltd.	67,816
2,000	Aoyama Trading Co., Ltd.	45,461
18,200	Asahi Breweries, Ltd. (c)	185,267
31,000	Asahi Glass Co., Ltd.	282,065
50,000	Asahi Kasei Corp. (c)	215,920
3,900	Bandai Co., Ltd.	91,779
2,200	Benesse Corp. (c)	61,373
25,000	Bridgestone Corp.	463,478
32,600	Canon, Inc.	1,530,530
7,000	Casio Computer Co., Ltd. (c)	82,490
6,000	Central Glass Co., Ltd	43,983
40	Central Japan Railway Co. (c)	314,281
25,900	Chubu Electric Power Co., Inc. (c)	547,712
12,700	Chugai Pharmaceutical Co., Ltd.	183,087
10,000	Citizen Watch Co., Ltd. (c)	97,890
5,600	Credit Saison Co., Ltd.	172,229
2,400	CSK Corp. (c)	94,273
25,000	Dai Nippon Printing Co., Ltd (c)	334,323
9,000	Daicel Chemical Industries, Ltd.	44,456
11,400	Daiichi Pharmacy Co., Ltd. (c)	196,195
8,000	Daikin Industries, Ltd. (c)	193,426
11,000	Daimaru, Inc. (c)	84,939
22,000	Dainippon Ink & Chemicals, Inc.	48,652
3,300	Daito Trust Construction Co., Ltd. (c)	133,862
20,000	Daiwa House Industry Co., Ltd.	195,420
51,000	Daiwa Securities Group, Inc. (c)	322,936
14,000	Denki Kagaku Kogyo K.K. (c)	42,548
20,700	Denso Corp.	489,211
62	Dentsu, Inc. (c)	165,935
16,000	Dowa Mining Co., Ltd.	107,897
132	East Japan Railway Co.	682,408
10,100	Eisai Co., Ltd.	274,714
2,200	FamilyMart Co., Ltd.	58,979
6,100	Fanuc, Ltd.	320,967
2,300	Fast Retailing Co., Ltd.	156,285
18,000	Fuji Electric Holdings Co., Ltd.	44,580
18,100	Fuji Photo Film Co., Ltd.	594,483
11,000	Fujikura, Ltd. (c)	45,604
10,800	Fujisawa Pharmaceutical Co., Ltd. (c)	243,270
67,000	Fujitsu, Ltd. (c)	388,401
9,000	Hino Motors, Ltd. (c)	62,707
1,100	Hirose Electric Co., Ltd.	100,990
3,600	Hitachi Chemical Co., Ltd	52,582
4,000	Hitachi Const Mach	48,889
124,000	Hitachi, Ltd. (c)	748,201
7,200	Hokkaido Electric Power Co., Inc.	128,872
41,000	Hokugin Financial Group, Inc.	85,425
30,100	Honda Motor Co., Ltd. (c)	1,463,816
4,400	Hoya Corp. (c)	461,040
5,800	Isetan Co., Ltd.	59,666
68,000	Ishikawajima-Harima Heavy Industries Co., Ltd. (c)	97,474
1,100	ITO EN, Ltd.	48,060
13,100	Ito-Yokado Co., Ltd.	449,220

Shares		Value

	Japan—(Continued)
56,000	Itochu Corp. (c)	$239,749
1,300	Itochu Techno-Science Corp. (c)	54,133
1,200	JAFCO Co., Ltd. (c)	63,138
39,000	Japan Airlines System Corp.	106,857
8	Japan Real Estate Investment Corp. (REIT) (c)	63,510
8	Japan Retail Fund Investment Corp. (REIT) (c)	59,863
38	Japan Tobacco, Inc. (c)	317,944
20,600	JFE Holding, Inc. (c)	586,503
7,000	JGC Corp.	71,661
8,200	JSR Corp.	132,237
35,000	Kajima Corp. (c)	114,309
10,000	Kamigumi Co., Ltd. (c)	72,399
11,000	Kaneka Corp. (c)	108,178
9,000	Kansai Paint Co (c)	56,030
20,000	Kao Corp.	441,832
72,000	Kawasaki Heavy Industries, Ltd. (b) (c)	108,944
19,000	Kawasaki Kisen Kaisha, Ltd. (c)	129,809
15,000	Keihin Electric Express Railway Co., Ltd. (c)	85,058
26,000	Keio Electric Railway Co., Ltd.	135,636
1,300	Keyence Corp.	273,118
5,000	Kikkoman Corp.	44,046
60,120	Kintetsu Corp. (c)	202,043
28,000	Kirin Brewery Co., Ltd.	241,832
97,000	Kobe Steel, Ltd. (c)	140,802
42,000	KOMATSU, Ltd. (c)	269,773
3,300	Konami Corp. (c)	73,047
17,000	Konica Minolta Holdings, Inc. (c)	232,408
43,000	Kubota Corp. (c)	203,368
19,000	Kuraray Co., Ltd.	142,380
3,400	Kurita Water Industries, Ltd.	46,312
6,400	Kyocera Corp.	449,951
16,000	Kyowa Hakko Kogyo Co., Ltd. (c)	104,369
16,300	Kyushu Electric Power Co., Inc.	305,464
2,300	Lawson, Inc. (c)	79,836
6,500	Leopalace21 Corp.	120,004
1,100	Mabuchi Motor Co., Ltd. (c)	79,229
4,000	Makita Corp. (c)	56,467
46,000	Marubeni Corp. (c)	121,716
13,800	Marui Co., Ltd. (c)	173,397
85,000	Matsushita Electric Industrial Co., Ltd. (c)	1,134,312
12,000	Matsushita Electric Works, Ltd. (c)	95,266
9,000	Meiji Dairies Corp. (c)	51,767
58	Millea Holdings, Inc.	747,201
11,000	Minebea Co., Ltd.	44,908
74,157	Mitsubishi Chemical Corp. (c)	224,698
42,900	Mitsubishi Corp. (c)	463,225
68,000	Mitsubishi Electric Corp.	322,636
38,000	Mitsubishi Estate Co., Ltd. (c)	396,439
12,000	Mitsubishi Gas & Chemical Co., Inc.	51,168
110,000	Mitsubishi Heavy Industries, Ltd.	310,213
52,000	Mitsubishi Materials Corp.	109,801
17,000	Mitsubishi Rayon Co., Ltd. (c)	55,830
175	Mitsubishi Tokyo Financial Group, Inc.	1,457,973
50,000	Mitsui & Co., Ltd. (c)	418,400
24,000	Mitsui Chemicals, Inc. (c)	118,449
27,000	Mitsui Fudosan Co., Ltd. (c)	280,696

See accompanying notes to schedule of investments.

MSF-132

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Japan—(Continued)
30,000	Mitsui Mining & Smelting Co., Ltd.	$116,882
37,000	Mitsui OSK Lines, Ltd.	221,871
50,000	Mitsui Sumitomo Insurance Co., Ltd.	412,309
24,000	Mitsui Trust Holdings, Inc.	151,315
18,000	Mitsukoshi, Ltd. (c)	89,817
300	Mizuho Financial Group, Inc.	1,126,715
8,700	Murata Manufacturing Co., Ltd.	418,303
64,000	NEC Corp. (c)	382,611
1,500	NEC Electronics Corp. (c)	76,506
21	NET One Systems Co., Ltd.	77,661
13,000	NGK Insulators, Ltd. (c)	109,191
6,000	NGK Spark Plug Co., Ltd. (c)	62,632
1,700	NIDEC Corp. (c)	171,806
59,000	Nikko Cordial Corp.	238,973
10,000	Nikon Corp. (c)	94,163
3,900	Nintendo Co., Ltd. (c)	476,942
12	Nippon Building Fund, Inc. (REIT) (c)	94,397
38,000	Nippon Express Co., Ltd. (c)	184,089
6,000	Nippon Meat Packers, Inc.	80,188
31,000	Nippon Mining Holdings, Inc. (c)	156,936
52,000	Nippon Oil Corp. (c)	328,585
12,000	Nippon Sheet Glass Co., Ltd. (c)	39,677
239,000	Nippon Steel Corp.	573,524
202	Nippon Telephone & Telegraph Corp.	806,059
34	Nippon Unipac Holding (c)	148,987
34,000	Nippon Yusen Kabushiki Kaisha (c)	175,819
6,000	Nissan Chemical Industries, Ltd. (c)	45,996
96,300	Nissan Motor Co., Ltd. (c)	1,042,649
6,000	Nisshin Seifun Group, Inc.	57,915
31,000	Nisshin Steel Co., Ltd.	68,622
2,900	Nissin Food Products Co., Ltd.	71,174
6,600	Nitto Denko Corp.	303,553
3,900	NOK Corp. (c)	119,586
72,000	Nomura Holdings, Inc. (c)	924,248
800	Nomura Research Institute, Ltd.	64,377
18,000	NSK, Ltd. (c)	77,240
20,000	NTN Corp. (c)	105,967
60	NTT Data Corp. (c)	157,849
775	NTT DoCoMo, Inc.	1,317,825
22,000	Obayashi Corp. (c)	109,372
400	OBIC Co., Ltd.	75,167
27,000	Odakyu Electric Railway Co., Ltd. (c)	142,816
30,000	OJI Paper Co., Ltd. (c)	169,441
20,000	Oki Electric Industry Co., Ltd. (c)	61,869
9,000	Olympus Corp. (c)	173,515
8,800	Omron Corp.	194,406
5,000	Onward Kashiyama Co., Ltd.	69,404
1,200	Oracle Corp. Japan (c)	59,043
2,500	Oriental Land Co., Ltd. (c)	151,289
3,100	ORIX Corp.	316,534
83,000	Osaka Gas Co., Ltd. (c)	225,917
6,500	Pioneer Corp. (c)	136,296
3,650	Promise Co., Ltd. (c)	238,748
20	Rakuten, Inc. (c)	129,871
197,000	Resona Holdings, Inc. (c)	296,667
26,000	Ricoh Co., Ltd. (c)	490,237

Shares		Value

	Japan—(Continued)
4,200	Rohm Co., Ltd.	$422,179
1,500	Sammy Corp. (c)	73,493
14,800	Sankyo Co., Ltd.	312,856
1,700	Sankyo Co., Ltd./ Gunma	67,031
57,000	Sanyo Electric Co., Ltd. (c)	184,607
8,500	Secom Co., Ltd.	295,341
4,500	Sega Corp. (c)	60,795
4,000	Seiko Epson Corp.	170,553
9,000	Seino Transportation Co., Ltd.	80,427
20,000	Sekisui Chemical Co., Ltd.	137,896
21,000	Sekisui House, Ltd.	200,297
14,000	Seven-Eleven Japan Co., Ltd.	400,079
37,000	Sharp Corp. (c)	508,865
800	Shimamura Co., Ltd. (c)	53,274
2,600	Shimano, Inc. (c)	66,402
18,000	Shimizu Corp. (c)	71,703
14,000	Shin-Etsu Chemical Co., Ltd.	502,568
22,000	Shinsei Bank, Ltd. (c)	133,325
11,000	Shionogi & Co., Ltd. (c)	157,582
14,000	Shiseido Co., Ltd. (c)	172,109
52,000	Showa Denko K.K. (c)	124,073
9,700	Showa Shell Sekiyu K.K.	86,068
2,800	Skylark Co., Ltd. (c)	46,420
2,000	SMC Corp.	191,416
9,000	Softbank Corp. (c)	416,496
30,000	Sompo Japan Insurance, Inc.	254,196
35,800	Sony Corp. (c)	1,228,583
5,500	Stanley Electric Co., Ltd. (c)	77,037
53,000	Sumitomo Chemical Co., Ltd. (c)	250,995
36,000	Sumitomo Corp. (c)	267,816
27,000	Sumitomo Electric Industries, Ltd. (c)	239,564
19,000	Sumitomo Heavy Industries, Ltd.	56,191
146,000	Sumitomo Metal Industries, Ltd. (c)	173,513
19,000	Sumitomo Metal Mining Co., Ltd. (c)	133,047
157	Sumitomo Mitsui Financial Group, Inc. (c)	897,295
14,000	Sumitomo Realty & Development Co., Ltd.	148,990
3,100	Suzuken Co., Ltd. (c)	80,437
7,150	T&D Holdings, Inc.	313,466
42,000	Taiheiyo Cement Corp. (c)	95,209
29,000	Taisei Corp. (c)	92,082
8,000	Taisho Pharmaceutical Co., Ltd.	148,063
4,000	Taiyo Yuden Co., Ltd.	41,439
12,000	Takashimaya Co., Ltd. (c)	99,829
34,300	Takeda Chemical Industries, Ltd.	1,555,941
2,790	Takefuji Corp.	178,452
4,800	TDK Corp. (c)	319,618
36,000	Teijin, Ltd. (c)	128,581
7,900	Terumo Corp.	179,770
16,000	The 77 Bank, Ltd.	89,855
23,000	The Bank of Fukuoka, Ltd. (c)	109,757
41,000	The Bank of Yokohama, Ltd.	220,207
29,000	The Chiba Bank, Ltd.	152,061
30,000	The Furukawa Electric Co., Ltd.	117,566
21,000	The Gunma Bank, Ltd.	103,039
32,000	The Joyo Bank, Ltd.	128,903
28,200	The Kansai Electric Power Co., Inc. (c)	497,131

See accompanying notes to schedule of investments.

MSF-133

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Japan—(Continued)
22,000	The Shizuoka Bank, Ltd.	$165,456
43,000	The Sumitomo Trust & Banking Co., Ltd.	254,031
13,000	The Suruga Bank, Ltd.	92,592
44,500	The Tokyo Electric Power, Ltd. (c)	957,335
3,300	THK Co., Ltd. (c)	55,413
1,200	TIS, Inc. (c)	40,498
31,000	Tobu Railway Co., Ltd.	113,345
4,600	Toho Co., Ltd. (c)	65,360
17,300	Tohoku Electric Power Co., Inc (c)	285,394
6,600	Tokyo Electron, Ltd. (c)	322,826
100,000	Tokyo Gas Co., Ltd. (c)	354,639
37,000	Tokyu Corp. (c)	168,507
12,000	TonenGeneral Sekiyu K.K.	103,597
22,000	Toppan Printing Co., Ltd. (c)	215,758
50,000	Toray Industries, Inc. (c)	232,222
114,000	Toshiba Corp. (c)	418,852
16,000	Tosoh Corp. (c)	64,690
10,000	Tostem Inax Holding Corp. (c)	183,076
12,000	Toto, Ltd. (c)	104,095
5,000	Toyo Seikan Kaisha, Ltd. (c)	77,202
19,000	Toyobo Co., Ltd.	43,233
3,200	Toyoda Gosei Co., Ltd. (c)	61,981
7,900	Toyota Industries Corp. (c)	179,534
111,100	Toyota Motor Corp. (c)	4,253,452
4,000	Trend Micro, Inc.	171,996
149	UFJ Holdings, Inc. (c)	652,839
2,300	Uni-Charm Corp.	113,936
2,000	Uniden Corp.	41,951
6,000	UNY Co., Ltd.	61,675
4,000	Ushio, Inc.	67,426
1,050	USS Co., Ltd. (c)	79,163
65	West Japan Railway Co. (c)	253,586
38	Yahoo Japan Corp. (When-Issued) (b)	167,563
38	Yahoo Japan Corp. (c)	169,733
4,000	Yakult Honsha Co., Ltd. (c)	61,710
3,400	Yamada Denki Co., Ltd. (c)	117,213
8,000	Yamaha Corp. (c)	121,711
7,000	Yamaha Motor Co., Ltd. (c)	106,054
12,100	Yamanouchi Pharmaceutical Co., Ltd. (c)	390,212
15,000	Yamato Transport Co., Ltd.	206,444
8,000	Yokogawa Electric Corp. (c)	91,951

		66,752,651

	Netherlands—4.7%
60,074	ABN AMRO Holdings NV	1,367,119
52,611	Aegon NV	568,624
11,180	Akzo Nobel NV (c)	395,069
17,599	ASML Holding NV (b)	226,669
1,500	Corio NV	71,925
3,090	DSM NV	161,376
9,511	Heineken NV (c)	286,497
1,070	IHC Caland NV	55,428
69,174	ING Groep NV	1,746,070
60,108	Koninklijke Ahold NV	384,373
76,932	Koninklijke KPN NV	576,509

Shares		Value

	Netherlands—(Continued)
5,439	Koninklijke Numico NV (b)	$173,388
50,661	Koninklijke Philips Electronics NV	1,163,329
2,722	OCE NV	42,506
1,832	Randstad Holding NV	66,358
27,262	Reed Elsevier NV	351,211
1,788	Rodamco Europe NV	117,161
80,050	Royal Dutch Petroleum Co. (c)	4,127,714
13,261	TPG NV	324,111
21,998	Unilever NV (c)	1,266,356
6,524	Vedior NV	100,978
9,151	VNU NV	235,595
687	Wereldhave NV	59,279
10,845	Wolters Kluwer NV	182,706

		14,050,351

	New Zealand—0.2%
37,546	Fletcher Building, Ltd.	151,605
40,879	Sky City Entertainment Group, Ltd.	127,621
93,748	Telecom Corp. of New Zealand, Ltd.	373,507

		652,733

	Norway—0.6%
27,930	DnB NOR ASA	221,028
1,500	Frontline, Ltd. (c)	70,627
5,740	Norsk Hydro ASA	418,010
5,200	Norske Skogindustrier ASA	93,469
7,400	Orkla ASA	204,518
21,800	Statoil ASA (c)	313,010
11,200	Storebrand ASA (c)	84,422
6,500	Tandberg ASA (c)	58,678
33,900	Telenor ASA	258,179
9,800	Yara International ASA (b)	104,358

		1,826,299

	Portugal—0.3%
13,513	Banco BPI S.A.	50,686
71,728	Banco Comercial Portugues S.A.	155,997
5,355	Banco Espirito Santo S.A.	89,429
14,461	Brisa-Auto Estradas de Portugal S.A.	117,455
76,178	Electricidade de Portugal S.A.	222,387
32,133	Portugal Telecom, SGPS, S.A.	354,287

		990,241

	Singapore—0.9%
10,800	CapitaCommercial Trust (REIT) (b) (c)	7,509
27,000	City Developments, Ltd.	105,182
108,000	ComfortDelGro Corp., Ltd.	84,005
45,978	DBS Group Holdings, Inc.	436,825
10,400	Fraser & Neave, Ltd.	85,981
29,000	Keppel Corp., Ltd. (c)	136,322
54,000	Neptune Orient Lines, Ltd. (c)	90,513
47,440	Overseas-Chinese Banking Corp.	394,395
26,000	Singapore Airlines, Ltd.	168,639
72,250	Singapore Press Holdings, Ltd.	203,667

See accompanying notes to schedule of investments.

MSF-134

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	Singapore—(Continued)
75,000	Singapore Technologies Engineering, Ltd.	$93,499
244,650	Singapore Telecommunications, Ltd. (c)	339,786
49,392	United Overseas Bank, Ltd.	401,801
1	United Overseas Land, Ltd.	1
10,000	Venture Corp., Ltd.	97,905

		2,646,030

	Spain—3.5%
9,732	Abertis Infraestructuras S.A. (c)	181,730
988	Acciona S.A.	63,326
9,288	Acerinox S.A. (c)	128,467
10,614	ACS, Actividades de Construccion y Servicios S.A.	193,578
10,965	Altadis S.A.	373,274
11,754	Amadeus Global Travel Distribution S.A. (c)	93,161
124,221	Banco Bilbao Vizcaya Argentaria S.A. (c)	1,712,202
6,285	Banco Popular Espanol S.A. (c)	349,511
165,540	Banco Santander Central Hispano S.A. (c)	1,616,897
4,760	Corporacion Mapfre S.A.	55,940
36,977	Endesa S.A. (c)	705,174
1,804	Fomento de Construcciones & Contratas S.A.	66,989
4,410	Gamesa Corporacion Tecnologica S.A. (c)	64,789
6,252	Gas Natural SDG S.A. (c)	154,644
2,558	Grupo Ferrovial S.A. (c)	114,329
29,786	Iberdrola S.A.	618,335
15,771	Iberia Lineas Aereas de Espana S.A. (c)	43,775
4,343	Indra Sistemas S.A.	57,886
9,354	Industria de Diseno Textil S.A.	231,456
1,461	Metrovacesa S.A. (c)	59,799
3,016	Promotora de Informaciones S.A. (c)	55,729
35,507	Repsol YPF S.A. (c)	780,623
6,575	Sacyr Vallehermoso S.A.	93,140
1,524	Sogecable S.A. (b) (c)	61,457
171,748	Telefonica S.A.	2,569,135
8,638	Union Fenosa S.A. (c)	196,270

		10,641,616

	Sweden—2.5%
4,200	Alfa Laval AB (c)	61,270
11,500	Assa Abloy AB (Series B) (c)	144,477
4,800	Atlas Copco AB	185,086
3,300	Atlas Copco AB (Series B)	116,580
675	Bostadsaktiebolaget Drott (b)	13,906
2,100	Castellum AB	60,881
12,300	Electrolux AB	224,796
5,800	Eniro AB	50,241
6,800	Gambro AB (Class A)	78,121
5,900	Getinge AB (Class B)	71,729
18,750	Hennes & Mauritz AB (Series B) (c)	516,883
2,400	Holmen AB (Series B) (c)	70,933
86,162	Nordea Bank AB (c)	704,924
9,150	Sandvik AB (c)	316,461
4,200	Scania AB (Series B)	142,359
12,800	Securitas AB (c)	170,742
43,800	Skandia Insurance Co., Ltd. (c)	173,619
19,500	Skandinaviska Enskilda Banken AB (c)	301,739

Shares		Value

	Sweden—(Continued)
15,200	Skanska AB	$158,326
3,600	SKF AB (Series B) (c)	136,902
8,000	Svenska Cellulosa AB (c)	311,034
22,000	Svenska Handelsbanken AB (c)	461,370
14,600	Swedish Match AB (c)	154,563
4,050	Tele2 AB (c)	150,933
569,200	Telefonaktiebolaget LM Ericsson AB (Class B)	1,776,310
77,264	TeliaSonera AB	376,267
4,100	Trelleborg AB (Class B) (c)	60,941
4,400	Volvo AB	149,814
9,100	Volvo AB (Series B)	321,816
4,200	Wihlborgs Fastighe (c)	66,052

		7,529,075

	Switzerland—6.9%
72,555	ABB, Ltd.	443,535
5,302	Adecco S.A.	263,714
2,508	Ciba Specialty Chemicals AG	156,090
8,413	Clariant AG	100,947
20,264	Compagnie Financière Richemont AG	561,791
43,817	Credit Suisse Group (b)	1,401,635
181	Geberit AG	140,599
262	Givaudan AG	159,407
7,162	Holcim, Ltd.	378,072
1,489	Logitech International S.A.	72,003
1,482	Lonza Group AG	67,021
1,283	Micronas Semiconductor Holding AG	54,474
15,519	Nestle S.A.	3,558,091
900	Nobel Biocare Holding AG	139,704
91,553	Novartis AG	4,265,507
1,718	Phonak Holding AG (c)	55,177
185	Rieter Holding AG	50,081
27,032	Roche Holdings AG	2,796,653
297	Serono S.A. (Class B) (c)	182,387
172	SGS S.A.	94,381
312	Straumann Holding AG	66,254
3,510	Swatch Group AG	96,735
1,217	Swatch Group AG (Class B)	164,650
12,470	Swiss Reinsurance Co.	718,760
1,041	Swisscom AG (c)	361,154
4,298	Syngenta AG	410,235
2,068	Synthes, Inc.	225,427
41,133	UBS AG	2,899,732
5,572	Zurich Financial Services AG	795,983

		20,680,199

	United Kingdom—25.2%
23,692	3i Group, Plc.	238,547
38,199	Aegis Group, Plc.	67,058
9,687	Alliance Unichem, Plc.	116,939
10,329	AMEC, Plc.	59,289
28,372	Amvescap, Plc.	153,819
35,343	ARM Holdings, Plc.	53,429
7,762	Arriva, Plc.	62,522
14,634	Associated British Ports Holdings, Plc.	116,887

See accompanying notes to schedule of investments.

MSF-135

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Shares		Value

	United Kingdom—(Continued)
64,382	AstraZeneca, Plc.	$2,640,932
86,804	Aviva, Plc.	861,369
43,604	BAA, Plc.	437,211
117,843	BAE Systems, Plc.	480,438
14,422	Balfour Beatty, Plc.	72,737
247,148	Barclays, Plc.	2,373,715
11,002	Barratt Developments, Plc.	112,718
15,624	BBA Group, Plc.	75,779
4,437	Bellway, Plc.	58,592
3,948	Berkeley Group, Plc.	90,623
135,858	BG Group, Plc.	912,896
94,896	BHP Billiton, Plc.	1,000,097
19,202	BOC Group, Plc.	307,618
29,523	Boots Group, Plc.	343,195
838,376	BP, Plc.	8,017,805
17,934	BPB, Plc.	138,922
32,939	Brambles Industries, Plc.	153,034
21,270	British Airways, Plc.	79,901
58,942	British America Tobacco, Plc.	858,670
18,825	British Land Co., Plc.	253,578
51,013	British Sky Broadcasting Group, Plc.	442,960
329,615	BT Group, Plc.	1,072,585
16,621	Bunzl, Plc.	125,350
89,685	Cable & Wireless, Plc.	158,944
79,804	Cadbury Schweppes, Plc.	614,169
24,222	Capita Group, Plc.	144,341
6,705	Carnival, Plc.	330,806
11,328	Cattles, Plc.	67,722
164,526	Centrica, Plc.	748,340
4,966	Close Brothers Group, Plc.	62,301
4,423	Cobham, Plc.	106,624
89,675	Compass Group, Plc.	358,781
160,630	Corus Group, Plc.	148,314
11,100	Daily Mail & General Trust, Plc.	144,334
117,477	Diageo, Plc.	1,468,339
75,294	Dixons Group, Plc.	232,896
16,508	Electrocomponents, Plc.	92,964
9,707	EMAP, Plc.	132,425
30,598	EMI Group, Plc.	122,466
12,876	Enterprise Inns, Plc.	132,888
11,560	Exel, Plc.	143,147
14,282	FirstGroup, Plc.	75,918
21,160	FKI, Plc.	46,004
73,348	Friends Provident, Plc.	185,064
13,854	George Wimpey, Plc.	100,989
26,667	GKN, Plc.	103,892
227,017	GlaxoSmithKline, Plc.	4,900,514
41,556	Group 4 Securicor	87,374
39,021	GUS, Plc.	636,461
10,274	Hammerson, Plc.	134,674
28,497	Hanson, Plc.	211,051
68,889	Hays, Plc.	165,720
149,371	HBOS, Plc.	2,019,140
61,030	Hilton Group, Plc.	306,100
15,299	HMV Group, Plc.	63,315
423,092	HSBC Holdings, Plc.	6,734,067

Shares		Value

	United Kingdom—(Continued)
18,348	ICAP, Plc.	$73,203
12,168	IMI, Plc.	78,398
45,554	Imperial Chemical Industries, Plc.	174,503
28,060	Imperial Tobacco Group, Plc.	612,159
2,983	Inchcape, Plc.	84,181
27,629	InterContinental Hotels Group, Plc.	314,624
57,078	International Power, Plc. (b)	149,665
6,145	Intertek Group, Plc.	66,750
206,000	Invensys, Plc. (b)	41,942
174,808	ITV, Plc.	341,404
8,398	Johnson Matthey, Plc.	145,301
14,198	Kelda Group, Plc.	137,817
18,295	Kesa Electricals, Plc.	93,728
28,702	Kidde, Plc.	64,243
89,815	Kingfisher, Plc.	501,815
17,953	Land Securities Group, Plc.	381,728
250,467	Legal & General Group, Plc.	450,716
9,272	Liberty International, Plc.	138,785
214,997	Lloyds TSB Group, Plc.	1,680,926
27,247	LogicaCMG, Plc.	85,492
10,128	London Stock Exchange, Plc.	63,206
10,894	Man Group, Plc.	234,618
7,953	Marconi Corp., Plc. (b)	83,745
87,559	Marks & Spencer Group, Plc.	544,013
21,915	Meggitt, Plc.	96,820
21,169	MFI Furniture Group, Plc.	40,428
20,928	Misys, Plc.	74,358
18,858	Mitchells & Butlers, Plc.	93,081
5,448	National Express Group, Plc.	66,932
118,363	National Grid Transco, Plc.	1,001,744
9,567	Next, Plc.	282,952
32,978	Pearson, Plc.	352,778
11,671	Persimmon, Plc.	139,751
35,139	Pilkington, Plc.	57,637
14,455	Premier Farnell, Plc.	50,742
9,248	Provident Financial, Plc.	94,394
77,827	Prudential, Plc.	635,449
9,876	Punch Taverns, Plc.	90,278
21,645	Rank Group, Plc.	109,602
22,878	Reckitt Benckiser, Plc.	560,845
48,982	Reed Elsevier, Plc.	430,335
75,380	Rentokil Initial, Plc.	205,498
59,465	Reuters Group, Plc.	336,270
20,854	Rexam, Plc.	159,916
41,035	Rio Tinto, Plc.	1,105,218
9,645	RMC Group, Plc.	148,442
58,542	Rolls-Royce Group, Plc.	268,685
109,180	Royal & Sun Alliance Insurance Group, Plc.	141,790
114,482	Royal Bank of Scotland Group, Plc.	3,310,514
30,832	SABMiller, Plc.	407,416
47,022	Sage Group, Ltd.	138,094
50,906	Sainsbury(J)	234,602
4,295	Schroders, Plc.	48,216
31,130	Scottish & Newcastle, Plc.	212,937
33,022	Scottish & Southern Energy, Plc.	466,260
71,577	Scottish Power, Plc.	547,566

See accompanying notes to schedule of investments.

MSF-136

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Rights—0.0%

Shares		Value

	United Kingdom—(Continued)
15,024	Serco Group, Plc.	$58,504
13,459	Severn Trent, Plc.	214,166
370,975	Shell Transport & Trading Co., Plc.	2,725,369
62,494	Signet Group, Plc.	129,703
15,428	Slough Estates, Plc.	130,102
38,855	Smith & Nephew, Plc.	357,701
21,651	Smiths Group, Plc.	291,020
28,904	Stagecoach Group, Plc.	47,721
14,158	Tate & Lyle, Plc.	98,983
21,104	Taylor Woodrow, Plc.	100,682
296,715	Tesco, Plc.	1,532,309
6,929	The Davis Service Group, Plc.	46,371
26,981	The Peninsular & Oriental Steam Navigation Co.	128,443
11,100	TI Automotive, Ltd. (b) (i)	0
29,758	Tomkins, Plc.	142,823
11,593	Trinity Mirror, Plc.	138,077
106,356	Unilever, Plc.	866,405
12,490	United Business Media, Plc.	105,575
21,524	United Utilities, Plc.	216,572
12,848	United Utilities, Plc. (Class A)	85,330
2,578,010	Vodafone Group, Plc.	6,179,813
11,721	Whitbread, Plc.	174,968
16,246	William Hill, Plc.	157,089
22,830	Wolseley, Plc.	390,208
43,458	WPP Group, Plc.	405,274
27,434	Yell Group, Plc.	175,258

		76,110,277

	United States—0.9%
20,000	iShares MSCI EAFE Index Fund (c)	2,828,000

	Total Common Stocks (Identified Cost $274,106,957)	299,418,582

Preferred Stocks—0.5%

	Australia—0.3%
104,917	The News Corp., Ltd.	819,238

	Germany—0.2%
905	Fresenius Medical Care AG	49,318
2,173	Henkel KGAA	159,806
305	Porsche AG	198,426
2,750	ProSiebenSat.1 Media AG	50,733
1,347	RWE AG (c)	54,526
3,828	Volkswagen AG	104,299

		617,108

	Switzerland—0.0%
190	Schindler Holding AG	54,055

	Total Preferred Stocks (Identified Cost $1,347,407)	1,490,401

Shares		Value

	Belgium—0.0%
834	Colruyt S.A.	$1,108

	Total Rights (Identified Cost $585)	1,108

Warrants—0.0%

	France—0.0%
9,168	Thomson S.A. (i)	0

	Singapore—0.0%
2,100	City Developments, Ltd.	5,139

	Total Warrants (Identified Cost $0)	5,139

Short Term Investments—0.5%
Face Amount

	Discount Notes—0.5%
$1,575,000	Federal Home Loan Bank 1.500%, 10/01/04	$1,575,000

	Total Short Term Investments (Identified Cost $1,575,000)	1,575,000

	Total Investments—100.1% (Identified Cost $277,029,949) (a)	302,490,230
	Other assets less liabilities	(355,626)

	Total Net Assets—100%	$302,134,604

Ten Largest Industries September 30, 2004	Percentage of Total Net Assets
1 Commercial Banks	15.5%
2 Oil & Gas	8.4%
3 Pharmaceuticals	7.6%
4 Diversified Telecommunication Services	4.2%
5 Insurance	3.9%
6 Automobiles	3.4%
7 Electric Utilities	3.2%
8 Wireless Telecommunication Services	2.9%
9 Food Products	2.8%
10 Capital Markets	2.7%

See accompanying notes to schedule of investments.

MSF-137

Metropolitan Series Fund, Inc.

Scudder Global Equity Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—97.7% of Total Net Assets

Shares		Value

	Australia—1.0%
319,800	Alumina, Ltd.	$1,301,790
162,600	WMC Resources, Ltd.	635,736

		1,937,526

	Austria—0.6%
31,900	Wienerberger AG	1,197,002

	Brazil—3.2%
56,400	Aracruz Celulose S.A. (ADR)	1,867,968
188,100	Companhia Vale do Rio Doce (ADR) (b)	4,226,607

		6,094,575

	Canada—4.7%
62,950	Canadian National Railway Co.	3,075,731
42,371	EnCana Corp.	1,954,039
96,300	Goldcorp, Inc.	1,331,950
87,300	Meridian Gold, Inc. (b)	1,448,963
66,900	Placer Dome, Inc.	1,332,448

		9,143,131

	France—3.7%
33,458	Carrefour S.A.	1,575,810
10,206	Société Générale	904,693
22,479	Total S.A.	4,583,504

		7,064,007

	Germany—10.7%
28,398	Allianz AG	2,863,286
71,030	BASF AG	4,189,728
126,312	Commerzbank AG	2,352,116
41,664	Deutsche Boerse AG	2,109,490
57,499	E.ON AG	4,243,134
30,100	Schering AG	1,902,008
76,947	Volkswagen AG	2,965,711

		20,625,473

	Hong Kong—4.4%
382,000	China Mobile, Ltd.	1,164,117
6,846,000	China Petroleum & Chemical Corp.	2,803,346
1,986,000	Denway Motors, Ltd.	661,022
2,311,900	Fountain Set Holdings, Ltd.	1,731,964
3,560	Hutchison Telecommunications International, Ltd. (b) (i)	0
267,000	Hutchison Whampoa, Ltd.	2,085,731

		8,446,180

	Israel—0.5%
39,300	Teva Pharmaceutical Industries, Ltd. (ADR)	1,019,835

	Italy—0.7%
160,100	Banca Intesa S.p.A.	608,942
193,200	Capitalia S.p.A.	711,243

		1,320,185

Shares		Value

	Japan—9.3%
170,000	Daiwa Securities Group, Inc.	$1,076,648
53,800	Fanuc, Ltd.	2,831,339
59	Japan Retail Fund Investment Corp. (REIT)	441,572
453,000	KOMATSU, Ltd.	2,910,222
211,000	Mitsubishi Estate Co., Ltd.	2,201,678
104	Mitsubishi Tokyo Financial Group, Inc.	866,610
293,000	Mitsui Fudosan Co., Ltd.	3,046,620
330	Mizuho Financial Group, Inc.	1,239,611
256,000	Nomura Holdings, Inc.	3,286,810

		17,901,110

	Mexico—4.1%
58,700	América Movil S.A. de C.V. (ADR)	2,291,061
55,700	Cemex S.A. de C.V. (ADR)	1,567,398
40,700	Fomento Economico Mexicano S.A. de C.V. (ADR)	1,798,126
40,800	Grupo Televisa S.A. (ADR)	2,151,384

		7,807,969

	Peru—1.2%
99,000	Compania de Minas Buenaventura (ADR)	2,351,250

	Russia—4.3%
120,500	Gazprom (ADR)	4,320,897
18,200	GMK Norilsk Nickel (ADR)	1,155,700
22,600	LUKOIL (ADR)	2,819,350

		8,295,947

	Singapore—2.6%
167,000	DBS Group Holdings, Inc.	1,586,011
108,700	Flextronics International, Ltd. (b)	1,440,275
1,380,700	Singapore Telecommunications, Ltd.	1,916,868

		4,943,154

	South Africa—3.0%
287,400	Gold Fields, Ltd.	3,892,575
93,100	Impala Platinum Holdings, Ltd. (ADR)	1,865,594

		5,758,169

	South Korea—5.0%
61,662	Kookmin Bank	1,957,118
57,100	LG Electronics, Inc.	3,311,018
10,970	Samsung Electronics Co., Ltd.	4,356,817

		9,624,953

	Sweden—1.3%
160,900	Skandinaviska Enskilda Banken AB	2,487,410

	Switzerland—1.9%
30,626	Credit Suisse Group (b)	980,815
4,116	Nestle S.A.	944,786
38,422	Novartis AG	1,792,184

		3,717,785

See accompanying notes to schedule of investments.

MSF-138

Metropolitan Series Fund, Inc.

Scudder Global Equity Portfolio

Schedule of Investments as of September 30, 2004 (Unaudited)

Common Stocks—(Continued)

Short Term Investments—1.2%

Shares		Value

	Taiwan—0.5%
131,157	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	$936,461

	Thailand—0.3%
228,000	Bangkok Bank Public Co., Ltd. (b)	541,155

	United Kingdom—6.1%
64,788	Anglo American, Plc.	1,554,914
39,046	British Sky Broadcasting Group, Plc.	339,076
148,924	GlaxoSmithKline, Plc.	3,215,023
240,148	National Grid Transco, Plc.	2,032,618
282,264	Railtrack Group, Plc.	56,189
94,297	Rio Tinto, Plc.	2,539,963
589,106	William Morrison Supermarkets, Plc.	2,054,388

		11,792,171

	United States—28.6%
29,800	Affiliated Computer Services, Inc. (Class A) (b)	1,658,966
71,800	AFLAC, Inc.	2,815,278
31,032	Amgen, Inc. (b)	1,758,894
41,100	Anadarko Petroleum Corp.	2,727,396
26,500	AutoZone, Inc. (b)	2,047,125
54,900	Avocent Corp. (b)	1,429,047
70,500	Caremark Rx, Inc. (b)	2,260,935
53,700	Caterpillar, Inc.	4,320,165
43,855	ConocoPhillips	3,633,387
46,700	Dean Foods Co. (b)	1,401,934
20,300	Devon Energy Corp.	1,441,503
4,000	Eaton Corp.	253,640
32,000	Equity Residential (REIT)	992,000
175,200	Hewlett-Packard Co.	3,285,000
73,900	Intel Corp.	1,482,434
33,100	Lehman Brothers Holdings, Inc.	2,638,732
95,900	Microsoft Corp.	2,651,635
87,100	Monsanto Co.	3,172,182
111,100	Motorola, Inc.	2,004,244
71,500	Newmont Mining Corp.	3,255,395
108,100	Pfizer, Inc.	3,307,860
16,000	Schlumberger, Ltd.	1,076,960
68,639	Stillwater Mining Co. (b)	1,063,904
38,700	The Medicines Co. (b)	934,218
85,900	VERITAS Software Corp. (b)	1,529,020
50,000	Wyeth	1,870,000

		55,011,854

	Total Common Stocks (Identified Cost $172,380,825)	188,017,302

Face Amount		Value

	Repurchase Agreement—1.2%
$2,274,000	State Street Corp. Repurchase Agreement dated 09/30/04 at 1.580% to be repurchased at $2,274,100 on 10/01/04, collateralized by $2,330,000 U.S. Treasury Note 2.500% due 09/30/06 with a value of $2,324,175.	$2,274,000

	Total Short Term Investments (Identified Cost $2,274,000)	2,274,000

	Total Investments—98.9% (Identified Cost $174,654,825) (a)	190,291,302
	Other assets less liabilities	2,084,978

	Total Net Assets—100%	$192,376,280

Ten Largest Industries as of September 30, 2004	Percentage of Total Net Assets
1 Metals & Mining	13.9%
2 Oil & Gas	12.6%
3 Pharmaceuticals	7.3%
4 Commercial Banks	6.9%
5 Electronic Equipment & Instruments	4.5%
6 Machinery	3.9%
7 Chemicals	3.8%
8 Capital Markets	3.6%
9 Real Estate	3.5%
10 Insurance	2.9%

See accompanying notes to schedule of investments.

MSF-139

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments—September 30, 2004 (Unaudited)

(a) The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2004 are listed below:

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Capital Guardian U.S. Equity	$338,018,655	$50,017,540	$(14,578,146)	$35,439,394
Davis Venture Value	1,899,255,473	387,937,552	(32,701,592)	355,235,960
FI International Stock	357,939,725	28,137,578	(17,359,425)	10,778,153
FI Mid Cap Opportunities	905,820,676	59,516,049	(46,883,802)	12,632,247
FI Value Leaders	516,664,523	46,699,454	(12,706,704)	33,992,750
Franklin Templeton Small Cap Growth	65,396,431	11,097,886	(5,166,021)	5,931,865
Harris Oakmark Focused Value	1,273,908,155	281,659,276	(17,028,178)	264,631,098
Harris Oakmark Large Cap Value	406,329,163	72,852,952	(9,716,056)	63,136,896
Jennison Growth	687,945,178	86,531,423	(20,608,443)	65,922,980
Lehman Brothers Aggregate Bond Index	844,093,251	22,522,661	(3,859,369)	18,663,292
Loomis Sayles Small Cap	323,707,734	9,118,446	(2,935,479)	6,182,967
Met/Putnam Voyager	61,567,292	6,748,295	(2,052,939)	4,695,356
MetLife Mid Cap Stock Index	249,166,378	44,593,670	(15,188,694)	29,404,976
MetLife Stock Index	4,087,987,315	1,020,030,008	(555,136,223)	464,893,785
MFS Investors Trust	117,445,701	9,118,441	(2,935,479)	6,182,962
MFS Total Return	405,487,677	22,623,262	(6,766,695)	15,856,567
Morgan Stanley EAFE Index	277,029,949	41,675,801	(16,215,520)	25,460,281
Neuberger Berman Partners Mid Cap Value	348,102,859	46,437,322	(7,159,987)	39,277,335
Russell 2000 Index	289,162,620	60,951,007	(26,192,651)	34,758,356
Salomon Brothers Strategic Bond Opportunities	397,147,353	9,865,362	(3,795,368)	6,069,994
Salomon Brothers U.S. Government	479,962,196	1,479,049	(551,732)	927,317
Scudder Global Equity	174,654,825	24,842,073	(9,205,596)	15,636,477
State Street Research Aggressive Growth	775,772,769	136,088,475	(23,281,834)	112,806,641
State Street Research Aurora	768,297,952	163,763,737	(50,774,512)	112,989,225
State Street Research Bond Income	1,207,159,545	17,675,320	(3,386,023)	14,289,297
State Street Research Diversified	1,952,874,986	131,507,703	(11,776,086)	119,731,617
State Street Research Investment Trust	1,675,047,744	181,107,562	(16,421,299)	164,686,263
State Street Research Large Cap Growth	516,811,357	40,364,026	(15,645,797)	24,718,229
State Street Research Large Cap Value	82,756,326	10,228,704	(1,166,621)	9,062,083
State Street Research Money Market	553,567,606	0	(0)	0
T. Rowe Price Large Cap Growth	227,197,343	26,990,004	(9,285,078)	17,704,926
T. Rowe Price Small Cap Growth	274,664,059	74,673,390	(36,037,035)	38,636,355
Zenith Equity	913,148,398	51,293,122	(0)	51,293,122

(b) Non-Income producing.

(c) A portion or all of the security was held on loan. As of September 30, 2004, the market value of securities loaned and the collateral received were as follows:

	Market Value of Securities on Loan	Market Value of Collateral backed by
		Cash	Securities
Portfolio
Davis Venture Value	$109,734,465	$112,672,808	$0
FI International Stock	67,560,259	70,260,010	0
Harris Oakmark Focused Value	157,266,390	159,629,466	0
Jennison Growth	24,994,757	25,576,365	24,688
Lehman Brothers Aggregate Bond Index	216,307,207	217,423,270	3,924,649
Loomis Sayles Small Cap	72,535,367	74,252,045	0
MetLife Mid Cap Stock Index	38,372,618	38,925,297	141,144
MetLife Stock Index	120,779,107	122,267,500	652,493
Morgan Stanley EAFE Index	72,997,823	76,399,241	0
Russell 2000 Index	80,716,121	82,805,500	125,385
State Street Research Aggressive Growth	93,067,183	89,309,095	5,753,968
State Street Research Aurora	160,726,402	165,175,081	0
State Street Research Bond	148,125,657	151,045,241	862,144
State Street Research Diversified	205,958,458	203,136,694	7,942,011
State Street Research Large Cap Growth	23,234,146	24,021,139	0
T. Rowe Price Small Cap Growth	77,597,660	79,618,784	84,488

MSF-140

Metropolitan Series Fund, Inc.

Notes to Schedule of Investments—September 30, 2004—(Unaudited)(Continued)

(d) Variable or Floating Rate Security. Rate disclosed is as of September 30, 2004.

(e) Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.

(f) Non-Income producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.

(g) Non-Income Producing; Defaulted Bond.

(h) Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.

(i) Zero Valued Security.

(j) Security was valued in good faith under procedures established by the Board of Directors.

(k) A portion of the security is pledged for call options written.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2004, the market value of the 144A securities for each Portfolio were as follows:

Portfolio	Market Value	% of Total Net Assets
Lehman Brothers Aggregate Bond Index	$1,081,618	0.1%
MFS Total Return	4,882,353	1.2
Salomon Brothers Strategic Bond Opportunities	23,951,613	7.5
State Street Research Bond Income	82,191,805	8.2
State Street Research Diversified	56,191,770	2.9
State Street Research Money Market	191,016,876	32.7

ADR — American Depositary Receipt (ADR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

AUD — Australian Dollar

BRL — Brazil Real

CAD — Canadian Dollar

CHF — Swiss Frank

EUR — Euro Currency

GDR — Global Depositary Receipt

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — South Korean Won

Liquidating Unit Trust — An undivided beneficial interest in the Liquidating Trust represented by a certificate.

MXN — Mexican Peso

PFD — Preferred Stock

REIT — A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

TBA — A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

TII — A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue

For information regarding the Fund’s policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	November 18, 2004

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 18, 2004

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.